GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Australia — 0.2%

320,055	Clean TeQ Water Ltd. * (a)	67,103

451,213	IGO Ltd.	1,435,954

1,399,037	Sunrise Energy Metals Ltd. * (a)	220,157

	Total Australia	1,723,214

	Brazil — 1.1%

709,500	Suzano SA	7,358,197

	Canada — 7.8%

476,293	Anaergia, Inc. *	312,981

606,038	First Quantum Minerals Ltd. *	8,280,781

1,925,700	Greenlane Renewables, Inc. *	144,422

2,263,787	Ivanhoe Mines Ltd. – Class A*	30,479,186

1,008,392	Largo, Inc. *	2,095,940

166,688	Li-Cycle Holdings Corp. * (a)	351,712

957,100	NexGen Energy Ltd. *	8,141,896

172,400	Northland Power, Inc.	2,500,942

	Total Canada	52,307,860

	China — 0.7%

1,278,000	CMOC Group Ltd. – Class H	957,641

1,335,176	Yutong Bus Co. Ltd. – Class A	4,047,075

	Total China	5,004,716

	Denmark — 1.7%

7,480	Rockwool AS – B Shares	2,735,128

545,922	Vestas Wind Systems AS *	8,547,727

	Total Denmark	11,282,855

	Finland — 2.9%

167,145	Kemira OYJ	3,286,357

1,047,113	Neste OYJ	15,938,378

	Total Finland	19,224,735

	France — 8.7%

29,646	Legrand SA	2,974,665

150,208	Nexans SA	17,046,802

10,405	Schneider Electric SE	2,680,545

126,799	STMicroelectronics NV	3,253,921

1,811,765	Valeo SE	15,089,676

529,288	Veolia Environnement SA	15,429,083

114,522	Waga Energy SA * (a)	1,879,460

	Total France	58,354,152

	Germany — 3.0%

177,301	E.ON SE	2,285,209

338,732	Infineon Technologies AG	11,041,598

86,323	Knorr-Bremse AG	6,599,001

	Total Germany	19,925,808

Shares	Description	Value ($)

	Ireland — 0.4%

33,780	Kingspan Group PLC	2,545,258

	Italy — 0.4%

348,420	Enel SpA	2,509,142

	Japan — 3.3%

58,100	Daikin Industries Ltd.	7,029,221

213,200	GS Yuasa Corp.	3,684,198

142,700	Kansai Electric Power Co., Inc.	1,838,594

492,100	Renesas Electronics Corp.	6,454,426

143,700	Yokogawa Electric Corp.	3,211,017

	Total Japan	22,217,456

	Mexico — 2.6%

3,035,369	Grupo Mexico SAB de CV – Series B	14,786,065

2,801,626	Orbia Advance Corp. SAB de CV	2,518,254

	Total Mexico	17,304,319

	Netherlands — 0.5%

49,228	Arcadis NV	3,245,456

	Norway — 1.8%

670,625	Austevoll Seafood ASA	6,145,311

61,123	Bakkafrost P/F	3,623,622

137,655	Mowi ASA	2,504,562

	Total Norway	12,273,495

	Russia — 0.0%

7,221,500	GMK Norilskiy Nickel PAO (b) (c)	—

120,856	PhosAgro PJSC (b) (c)	—

2,335	PhosAgro PJSC GDR * (b) (c)	—

	Total Russia	—

	South Korea — 6.3%

32,998	CS Wind Corp.	951,992

147,744	LG Chem Ltd.	30,227,506

60,159	Samsung SDI Co. Ltd.	11,009,773

	Total South Korea	42,189,271

	Spain — 2.9%

20,833	Acciona SA	2,650,600

137,622	Endesa SA	3,016,977

209,497	Iberdrola SA	2,987,343

145,558	Redeia Corp. SA	2,599,949

882,112	Solaria Energia y Medio Ambiente SA * (a)	8,449,130

	Total Spain	19,703,999

	Switzerland — 0.3%

25,328	Landis & Gyr Group AG	1,840,896

	Ukraine — 0.1%

219,994	Kernel Holding SA *	722,182

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 0.9%

460,000	Lifezone Metals Ltd. *	3,266,000

233,676	National Grid PLC	2,949,611

	Total United Kingdom	6,215,611

	United States — 50.1%

60,800	Advanced Drainage Systems, Inc.	8,225,632

342,762	Aemetis, Inc. * (a)	1,401,897

75,132	AGCO Corp.	7,604,110

22,200	Air Products & Chemicals, Inc.	7,422,126

100,400	Albemarle Corp. (a)	10,813,080

1,004,370	Ameresco, Inc. – Class A*	28,293,103

2,375,700	Array Technologies, Inc. *	15,940,947

64,100	Avangrid, Inc.	2,314,010

95,700	Axcelis Technologies, Inc. *	7,104,768

292,591	BorgWarner, Inc.	10,041,723

51,400	Carrier Global Corp.	3,976,818

4,704,289	Clean Energy Fuels Corp. *	14,489,210

26,200	Consolidated Edison, Inc.	2,635,458

12,400	Constellation Energy Corp.	3,181,344

172,639	Corteva, Inc.	10,745,051

777,210	Darling Ingredients, Inc. *	31,500,321

8,722	Deere & Co.	4,063,580

34,967	Edison International	3,068,354

37,803	EnerSys	3,654,038

99,222	Enphase Energy, Inc. *	7,079,490

69,739	Exelon Corp.	2,758,875

57,995	First Solar, Inc. *	11,556,664

172,456	Freeport-McMoRan, Inc.	7,622,555

1,171,395	Gevo, Inc. * (a)	1,932,802

5,259,191	GrafTech International Ltd. *	10,308,014

1,140,121	Green Plains, Inc. *	12,313,307

17,900	Hubbell, Inc.	8,235,611

233,700	NEXTracker, Inc. – Class A*	8,917,992

146,848	ON Semiconductor Corp. *	10,443,830

82,800	Ormat Technologies, Inc.	6,758,136

25,109	Owens Corning	5,162,912

32,072	Pentair PLC	3,495,527

52,150	PotlatchDeltic Corp. – (REIT)	2,338,406

1,138,176	SolarEdge Technologies, Inc. *	17,983,181

2,474,819	Sunrun, Inc. *	28,534,663

26,395	TE Connectivity PLC	3,988,812

Shares	Description	Value ($)

	United States — continued

9,000	Trane Technologies PLC	3,745,980

9,500	Valmont Industries, Inc.	3,304,670

32,700	Veralto Corp.	3,537,813

	Total United States	336,494,810

	TOTAL COMMON STOCKS (COST $855,122,418)	642,443,432

	PREFERRED STOCKS (d) — 2.7%

	Chile — 2.7%

463,304	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	17,818,672

	TOTAL PREFERRED STOCKS (COST $21,412,091)	17,818,672

	MUTUAL FUNDS — 0.0%

	United States — 0.0%

	Affiliated Issuers — 0.0%

5,588	GMO U.S. Treasury Fund, Class VI (formerly Core Class) (e)	27,942

	Total United States	27,942

	TOTAL MUTUAL FUNDS (COST $27,934)	27,942

	TOTAL INVESTMENTS — 98.4% (Cost $876,562,443)	660,290,046

	Other Assets and Liabilities (net) — 1.6%	10,743,833

	TOTAL NET ASSETS — 100.0%	$671,033,879

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

GMK Norilskiy Nickel PAO	04/11/18	$21,636,323	0.0%	$—

PhosAgro PJSC	08/09/19	5,614,147	0.0%	—

PhosAgro PJSC GDR	08/09/19	36,037	0.0%	—

				$—

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	All or a portion of this security is purchased with collateral from securities loaned.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.5%

	Brazil — 4.3%

35,010	Banco do Brasil SA	144,129

62,687	Cia de Saneamento de Minas Gerais Copasa MG	264,426

28,162	Cia De Sanena Do Parana	141,587

135,431	CPFL Energia SA	734,237

34,510	Cury Construtora e Incorporadora SA	117,924

34,980	Engie Brasil Energia SA	220,922

40,800	JBS SA	253,067

13,700	Lojas Renner SA	34,291

15,687	Petroleo Brasileiro SA Sponsored ADR	224,010

49,921	Petroleo Brasileiro SA	353,615

8,557	Transmissora Alianca de Energia Eletrica SA	48,482

25,751	Ultrapar Participacoes SA	76,781

189,700	Vibra Energia SA	650,431

	Total Brazil	3,263,902

	Chile — 0.1%

587,942	Colbun SA	74,231

	Czech Republic — 0.2%

6,689	Moneta Money Bank AS	34,456

235	Philip Morris CR AS	159,317

	Total Czech Republic	193,773

	Egypt — 0.7%

51,221	Abou Kir Fertilizers & Chemical Industries	54,526

138,712	Commercial International Bank - Egypt (CIB)	227,690

293,698	Eastern Co. SAE	160,678

46,203	EFG Holding SAE *	19,054

35,621	ElSewedy Electric Co.	64,157

	Total Egypt	526,105

	Hungary — 4.4%

33,308	Magyar Telekom Telecommunications PLC	105,743

31,884	MOL Hungarian Oil & Gas PLC	218,532

6,280	Opus Global Nyrt	8,075

49,522	OTP Bank Nyrt	2,684,288

11,280	Richter Gedeon Nyrt	300,040

	Total Hungary	3,316,678

	India — 18.9%

805	Amara Raja Energy & Mobility Ltd.	12,249

2,795	Ashoka Buildcon Ltd. *	8,284

11,258	Aurobindo Pharma Ltd.	168,063

487,598	Bharat Petroleum Corp. Ltd.	1,695,960

78,754	Brightcom Group Ltd. *	7,549

933	Caplin Point Laboratories Ltd.	24,350

46,554	Castrol India Ltd.	110,961

43,102	Chambal Fertilisers & Chemicals Ltd.	263,984

17,343	Chennai Petroleum Corp. Ltd.	128,615

Shares	Description	Value ($)

	India — continued

26,070	Cipla Ltd.	473,447

4,381	Coromandel International Ltd.	92,699

36,364	Dr. Reddy’s Laboratories Ltd.	518,203

16,776	Firstsource Solutions Ltd.	73,090

12,255	GHCL Ltd.	87,200

10,404	Glenmark Pharmaceuticals Ltd.	188,455

32,800	Godawari Power & Ispat Ltd.	73,554

14,778	Great Eastern Shipping Co. Ltd.	193,031

11,605	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	87,681

30,217	Gujarat Pipavav Port Ltd.	67,142

86,768	Gujarat State Fertilizers & Chemicals Ltd.	230,887

4,027	Gujarat State Petronet Ltd.	16,964

4,838	Hero MotoCorp Ltd.	273,443

5,914	Hindalco Industries Ltd.	46,120

1,184	ICICI Securities Ltd.	12,207

375,377	Indian Oil Corp. Ltd.	618,753

6,227	Indus Towers Ltd. *	25,829

97,417	ITC Ltd.	551,113

51,870	JM Financial Ltd.	84,068

1,075	Kaveri Seed Co. Ltd.	10,990

1,754	KNR Constructions Ltd.	6,795

1,459	KRBL Ltd.	5,329

5,082	LT Foods Ltd.	23,942

2,784	Lupin Ltd.	67,688

10,914	Mahanagar Gas Ltd. (Registered)	155,501

379,478	Manappuram Finance Ltd.	704,849

7,024	Marksans Pharma Ltd.	28,657

2,866	Motilal Oswal Financial Services Ltd.	31,309

7,299	Muthoot Finance Ltd.	166,313

11,559	Natco Pharma Ltd.	189,098

1,982	Nippon Life India Asset Management Ltd.	16,088

434,554	NMDC Ltd.	1,188,022

516,652	Oil & Natural Gas Corp. Ltd.	1,575,844

181,797	Petronet LNG Ltd.	727,087

394,408	Power Grid Corp. of India Ltd.	1,538,689

38,986	PTC India Ltd.	80,380

312,635	Sammaan Capital Ltd.	622,948

164	Sanofi India Ltd.	12,530

12,049	Shipping Corp. of India Ltd.	33,550

11,096	Shriram Finance Ltd.	396,585

6,296	Sun Pharmaceutical Industries Ltd.	133,122

25,930	Sun TV Network Ltd.	234,263

6,728	Suven Pharmaceuticals Ltd. *	103,572

724	Torrent Pharmaceuticals Ltd.	28,576

1,873	West Coast Paper Mills Ltd.	12,722

16,439	Zydus Lifesciences Ltd.	188,203

	Total India	14,416,553

	Indonesia — 6.3%

1,465,800	AKR Corporindo Tbk. PT	113,864

634,900	Aneka Tambang Tbk. PT	57,423

1,089,500	Astra International Tbk. PT	350,999

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

193,400	Bank BTPN Syariah Tbk. PT	11,104

2,456,000	Bank Central Asia Tbk. PT	1,550,873

1,883,200	Bank Mandiri Persero Tbk. PT	732,221

3,094,200	Bank Negara Indonesia Persero Tbk. PT	973,791

1,199,700	Bank Rakyat Indonesia Persero Tbk. PT	323,193

513,000	Dharma Satya Nusantara Tbk. PT	36,729

30,100	Indah Kiat Pulp & Paper Tbk. PT	13,788

20,900	Indofood CBP Sukses Makmur Tbk. PT	15,703

349,400	Indofood Sukses Makmur Tbk. PT	166,513

257,500	Japfa Comfeed Indonesia Tbk. PT	27,815

530,800	Kalbe Farma Tbk. PT	50,244

558,800	Medco Energi Internasional Tbk. PT	38,480

3,974,300	Panin Financial Tbk. PT *	107,865

1,500,600	Perusahaan Gas Negara Tbk. PT	144,155

608,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	41,877

412,400	Triputra Agro Persada PT	21,064

113,200	Unilever Indonesia Tbk. PT	13,333

	Total Indonesia	4,791,034

	Mexico — 4.4%

215,400	America Movil SAB de CV – Series B	160,177

58,260	Arca Continental SAB de CV	494,560

63,964	Banco del Bajio SA	133,649

7,283	Bolsa Mexicana de Valores SAB de CV	11,435

7,501	Coca-Cola Femsa SAB de CV Sponsored ADR	597,305

539,400	Credito Real SAB de CV SOFOM ER * (a)	—

9,700	El Puerto de Liverpool SAB de CV – Class C1	49,230

88,600	Genomma Lab Internacional SAB de CV – Class B	117,886

11,135	Gentera SAB de CV	14,058

2,012	Gruma SAB de CV – Class B	34,405

42	Grupo Aeroportuario del Centro Norte SAB de CV ADR	2,740

2,190	Grupo Aeroportuario del Centro Norte SAB de CV	16,950

700	Grupo Aeroportuario del Sureste SAB de CV ADR	182,098

4,571	Grupo Aeroportuario del Sureste SAB de CV – Class B	116,281

3,100	Grupo Comercial Chedraui SA de CV	20,136

169,112	Grupo Financiero Banorte SAB de CV – Class O	1,115,135

29,605	Grupo Mexico SAB de CV – Series B	144,214

72,032	Kimberly-Clark de Mexico SAB de CV – Class A	96,587

1,495	Qualitas Controladora SAB de CV (b)	11,299

3,514	Regional SAB de CV	19,594

	Total Mexico	3,337,739

	Pakistan — 1.0%

36,017	Attock Refinery Ltd.	65,211

116,668	Engro Fertilizers Ltd.	83,937

Shares	Description	Value ($)

	Pakistan — continued

131,129	Fauji Fertilizer Bin Qasim Ltd.	35,884

74,465	Fauji Fertilizer Co. Ltd.	86,643

27,396	Habib Bank Ltd.	17,863

3,509	Lucky Cement Ltd.	12,905

17,236	Mari Petroleum Co. Ltd.	28,710

261,677	Oil & Gas Development Co. Ltd.	183,116

6,540	Pakistan Oilfields Ltd.	13,553

273,853	Pakistan Petroleum Ltd.	165,543

92,344	SUI Northern Gas Pipeline	29,080

32,472	United Bank Ltd.	39,550

	Total Pakistan	761,995

	Poland — 0.0%

961	XTB SA	16,764

	Qatar — 0.9%

155,152	Industries Qatar QSC	553,487

2,517	Qatar Electricity & Water Co. QSC	10,965

3,518	Qatar Fuel QSC	14,309

18,932	Qatar National Bank QPSC	88,897

	Total Qatar	667,658

	Russia — 0.0%

4,036,000	Alrosa PJSC (a) (c)	—

131,280	Evraz PLC * (a)	—

236,860,000	Federal Grid Co-Rosseti PJSC * (a) (c)	2

102,255	Gazprom Neft PJSC (a) (c)	—

897,812	Gazprom PJSC (a) (c)	—

783,200	GMK Norilskiy Nickel PAO (a) (c)	—

6,151,400	Inter RAO UES PJSC (a) (c)	—

122,088	LUKOIL PJSC (a) (c)	—

4,327,340	Magnitogorsk Iron & Steel Works PJSC (a) (c)	—

88,090	Moscow Exchange MICEX-Rates PJSC (a) (c)	—

93,370	Novatek PJSC (a) (c)	—

1,403,510	Novolipetsk Steel PJSC (a) (c)	—

4,917	PhosAgro PJSC (a) (c)	—

95	PhosAgro PJSC GDR * (a) (c)	—

11,902	Polyus PJSC * (a) (c)	—

1	Polyus PJSC GDR * (a) (c)	—

50,074,400	RusHydro PJSC * (a) (c)	1

3,446,432	Sberbank of Russia PJSC (a) (c)	—

140,607	Severstal PAO GDR (Registered) * (a) (c)	—

2,387,800	Surgutneftegas PJSC (a) (c)	—

657,084	Tatneft PJSC (a) (c)	—

	Total Russia	3

	South Africa — 3.4%

7,507	Anglo American Platinum Ltd. (b)	250,234

36,058	AVI Ltd.	220,330

30,747	Clicks Group Ltd.	674,056

7,877	Coronation Fund Managers Ltd.	17,682

143,040	FirstRand Ltd.	613,732

13,392	Foschini Group Ltd.	127,101

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

7,120	Investec Ltd.	50,858

17,709	Mr. Price Group Ltd.	283,798

56,222	Ninety One Ltd.	115,812

10,910	Omnia Holdings Ltd.	44,238

10,363	Tiger Brands Ltd.	145,781

11,084	Truworths International Ltd.	62,950

	Total South Africa	2,606,572

	South Korea — 12.1%

584	BGF retail Co. Ltd.	45,406

6,627	Cheil Worldwide, Inc.	86,538

1,716	Coway Co. Ltd.	81,318

10,777	Daou Data Corp.	83,740

1,428	DB Insurance Co. Ltd.	112,034

763	Doosan Bobcat, Inc.	21,371

1,008	GS Holdings Corp.	30,340

6,843	Hana Financial Group, Inc.	306,860

902	Hankook Tire & Technology Co. Ltd.	24,448

3,221	Hyundai Glovis Co. Ltd.	284,791

4,093	Hyundai Marine & Fire Insurance Co. Ltd.	78,175

2,598	Hyundai Mobis Co. Ltd.	447,384

161	Hyundai Motor Co.	25,376

3,680	JB Financial Group Co. Ltd.	51,967

5,956	KB Financial Group, Inc.	411,351

1,341	KCC Glass Corp.	37,127

28,645	Kia Corp.	1,918,151

466	Korea Investment Holdings Co. Ltd.	25,038

18,218	KT&G Corp.	1,594,584

566	Kyung Dong Navien Co. Ltd.	30,651

2,186	LG Electronics, Inc.	141,295

1,264	LOTTE Fine Chemical Co. Ltd.	31,200

799	LS Electric Co. Ltd.	83,248

1,930	Mirae Asset Securities Co. Ltd.	11,880

5,657	NH Investment & Securities Co. Ltd.	54,226

990	Orion Corp.	73,058

1,345	S-1 Corp.	60,715

39,982	Samsung Electronics Co. Ltd.	1,572,220

166	Samsung Fire & Marine Insurance Co. Ltd.	46,964

2,963	Samsung Securities Co. Ltd.	101,600

7,807	Shinhan Financial Group Co. Ltd.	299,142

1,602	T&L Co. Ltd.	69,238

2,951	TKG Huchems Co. Ltd.	39,212

77,619	Woori Financial Group, Inc.	931,961

	Total South Korea	9,212,609

	Taiwan — 31.7%

13,000	Acter Group Corp. Ltd.	126,308

10,000	Asustek Computer, Inc.	182,421

22,000	Capital Securities Corp.	15,546

191,000	Catcher Technology Co. Ltd.	1,160,697

50,000	Cathay Financial Holding Co. Ltd.	101,718

79,000	Chicony Electronics Co. Ltd.	384,220

5,000	Chicony Power Technology Co. Ltd.	19,775

Shares	Description	Value ($)

	Taiwan — continued

85,000	Chipbond Technology Corp.	169,244

6,000	Darfon Electronics Corp.	9,320

26,000	Dynapack International Technology Corp.	159,193

40,000	Elitegroup Computer Systems Co. Ltd.	29,382

233,600	Evergreen Marine Corp. Taiwan Ltd.	1,569,416

48,000	Everlight Electronics Co. Ltd.	115,506

14,000	Feng Hsin Steel Co. Ltd.	32,373

65,000	FIT Hon Teng Ltd. * (b)	26,811

37,000	Formosa Advanced Technologies Co. Ltd.	34,913

52,897	Foxconn Technology Co. Ltd.	131,935

41,000	Fubon Financial Holding Co. Ltd.	111,724

6,000	Fusheng Precision Co. Ltd.	57,858

8,000	Giant Manufacturing Co. Ltd.	37,694

3,000	Grape King Bio Ltd.	14,348

28,000	Greatek Electronics, Inc.	49,083

429,000	Hon Hai Precision Industry Co. Ltd.	2,612,474

72,000	King’s Town Bank Co. Ltd.	107,563

35,000	Kung Long Batteries Industrial Co. Ltd.	170,782

29,000	MediaTek, Inc.	1,138,663

12,000	Merry Electronics Co. Ltd.	39,463

66,000	Micro-Star International Co. Ltd.	349,843

77,528	Nantex Industry Co. Ltd.	81,397

11,000	Nien Made Enterprise Co. Ltd.	136,400

54,000	Novatek Microelectronics Corp.	810,085

5,000	Pixart Imaging, Inc.	33,177

143,000	Pou Chen Corp.	180,313

69,000	Primax Electronics Ltd.	168,334

126,000	Radiant Opto-Electronics Corp.	742,859

53,000	Simplo Technology Co. Ltd.	618,326

13,000	Sinon Corp.	18,146

8,750	Sporton International, Inc.	55,055

79,000	T3EX Global Holdings Corp.	191,999

23,000	TaiDoc Technology Corp.	104,648

15,000	Taiwan Hon Chuan Enterprise Co. Ltd.	68,117

301,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,379,324

33,000	Taiwan Surface Mounting Technology Corp.	105,833

4,000	Topkey Corp.	24,242

2,000	Transcend Information, Inc.	5,668

34,000	Tripod Technology Corp.	199,393

29,000	Tung Ho Steel Enterprise Corp.	63,158

3,000	Wah Lee Industrial Corp.	11,312

36,000	Wan Hai Lines Ltd.	92,572

83,000	Wisdom Marine Lines Co. Ltd.	191,173

808,000	Yang Ming Marine Transport Corp.	1,831,159

39,000	Yuanta Financial Holding Co. Ltd.	40,078

	Total Taiwan	24,111,041

	Thailand — 2.2%

86,900	AP Thailand PCL NVDR	21,959

90,400	Kasikornbank PCL NVDR	397,180

332,200	Krung Thai Bank PCL NVDR	194,139

214,900	PTT Exploration & Production PCL NVDR	800,598

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

197,000	PTT PCL NVDR	185,518

9,300	Regional Container Lines PCL NVDR	7,689

64,300	Sri Trang Agro-Industry PCL NVDR	34,610

103,200	Sri Trang Gloves Thailand PCL NVDR	32,861

	Total Thailand	1,674,554

	Turkey — 0.0%

1,885	Dogus Otomotiv Servis ve Ticaret AS	11,619

	United Arab Emirates — 0.6%

37,168	Emaar Development PJSC	115,027

78,053	Emaar Properties PJSC	203,054

18,545	Emirates NBD Bank PJSC	101,043

6,243	Orascom Construction PLC	37,130

	Total United Arab Emirates	456,254

	Vietnam — 1.3%

8,800	Dong Phu Rubber JSC	13,227

107,665	Duc Giang Chemicals JSC	465,988

6,700	IDICO Corp. JSC	14,647

76,000	PetroVietNam Ca Mau Fertilizer JSC	110,899

17,300	Petrovietnam Fertilizer & Chemicals JSC	24,162

81,700	Vietnam Dairy Products JSC	208,381

242,075	VNDirect Securities Corp.	131,578

	Total Vietnam	968,882

	TOTAL COMMON STOCKS (COST $134,380,987)	70,407,966

	PREFERRED STOCKS (d) —6.6%

	Brazil — 5.8%

219,657	Bradespar SA	673,559

11,495	Cia de Ferro Ligas da Bahia FERBASA	14,902

1,251,667	Cia Energetica de Minas Gerais	2,475,540

23,200	Gerdau SA	78,274

127,431	Itausa SA	206,497

38,100	Marcopolo SA	54,394

123,184	Petroleo Brasileiro SA	796,413

Shares	Description	Value ($)

	Brazil — continued

10,354	Randon SA Implementos e Participacoes	17,931

10,931	Unipar Carbocloro SA – Class B	94,474

	Total Brazil	4,411,984

	Colombia — 0.8%

17,643	Bancolombia SA Sponsored ADR	576,926

	Russia — 0.0%

3,948,700	Surgutneftegas PJSC (a) (c)	—

31,500	Transneft PJSC (a) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $7,994,598)	4,988,910

	MUTUAL FUNDS — 0.8%

	United States — 0.8%

	Affiliated Issuers — 0.8%

122,637	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	613,185

	Total United States	613,185

	TOTAL MUTUAL FUNDS (COST $613,185)	613,185

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

307,628	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (e)	307,628

	TOTAL SHORT-TERM INVESTMENTS (COST $307,628)	307,628

	TOTAL INVESTMENTS — 100.3% (Cost $143,296,398)	76,317,689

	Other Assets and Liabilities (net) — (0.3)%	(245,988)

	TOTAL NET ASSETS — 100.0%	$76,071,701

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

Alrosa PJSC	10/18/21	$7,054,956	0.0%	$—

Federal Grid Co-Rosseti PJSC	10/18/21	599,930	0.0%	2

Gazprom Neft PJSC	10/18/21	736,459	0.0%	—

Gazprom PJSC	10/18/21	4,325,759	0.0%	—

GMK Norilskiy Nickel PAO	10/18/21	2,530,663	0.0%	—

Inter RAO UES PJSC	10/18/21	435,323	0.0%	—

LUKOIL PJSC	10/18/21	11,826,036	0.0%	—

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

Magnitogorsk Iron & Steel Works PJSC	10/18/21	$4,011,995	0.0%	$—

Moscow Exchange MICEX-Rates PJSC	10/18/21	226,996	0.0%	—

Novatek PJSC	10/18/21	2,410,423	0.0%	—

Novolipetsk Steel PJSC	10/18/21	4,328,348	0.0%	—

PhosAgro PJSC	10/18/21	383,565	0.0%	—

PhosAgro PJSC GDR	10/18/21	2,465	0.0%	—

Polyus PJSC	10/18/21	2,285,367	0.0%	—

Polyus PJSC GDR	12/14/22	4	0.0%	—

RusHydro PJSC	10/18/21	555,352	0.0%	1

Sberbank of Russia PJSC	10/18/21	16,614,391	0.0%	—

Severstal PAO GDR (Registered)	10/18/21	3,190,235	0.0%	—

Surgutneftegas PJSC	10/18/21	1,213,218	0.0%	—

Surgutneftegas PJSC	10/18/21	2,172,137	0.0%	—

Tatneft PJSC	10/18/21	4,839,124	0.0%	—

Transneft PJSC	10/18/21	645,776	0.0%	—

				$3

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	All or a portion of this security is out on loan.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.4%

	Brazil — 4.3%

270,400	Cia de Saneamento de Minas Gerais Copasa MG	1,140,598

48,800	Cia De Sanena Do Parana	245,346

637,000	CPFL Energia SA	3,453,487

134,400	Cury Construtora e Incorporadora SA	459,258

177,800	Engie Brasil Energia SA	1,122,923

98,800	Grupo SBF SA	202,139

261,500	JBS SA	1,621,988

516,100	Petroleo Brasileiro SA	3,655,794

156,100	Transmissora Alianca de Energia Eletrica SA	884,432

32,100	Ultrapar Participacoes SA	95,711

911,400	Vibra Energia SA	3,124,947

	Total Brazil	16,006,623

	Chile — 0.0%

1,252	Inversiones La Construccion SA	9,411

	China — 23.7%

1,150,000	361 Degrees International Ltd.	590,942

106,000	3SBio, Inc.	78,045

833,000	Agricultural Bank of China Ltd. – Class H	417,289

80,800	Alibaba Group Holding Ltd. Sponsored ADR	7,059,496

57,869	Autohome, Inc. ADR	1,591,976

6,194,000	Bosideng International Holdings Ltd.	3,234,242

900,000	China BlueChemical Ltd. – Class H	231,656

3,103,878	China Communications Services Corp. Ltd. – Class H	1,635,772

8,442,148	China Construction Bank Corp. – Class H	6,382,762

54,000	China Everbright Environment Group Ltd.	24,449

8,745,000	China Feihe Ltd.	6,466,636

2,132,500	China Hongqiao Group Ltd.	3,131,967

1,334,000	China Lesso Group Holdings Ltd.	604,574

419,000	China Medical System Holdings Ltd.	423,543

725,500	China Overseas Land & Investment Ltd.	1,253,573

2,678,000	China Reinsurance Group Corp. – Class H	286,746

28,000	China Resources Land Ltd.	83,703

103,000	China Resources Pharmaceutical Group Ltd.	69,638

59,000	China Shineway Pharmaceutical Group Ltd.	73,935

2,961,700	China State Construction Engineering Corp. Ltd. – Class A	2,460,105

154,000	China State Construction International Holdings Ltd.	215,018

445,800	China Taiping Insurance Holdings Co. Ltd.	707,438

686,000	Consun Pharmaceutical Group Ltd.	714,977

142,000	COSCO Shipping International Hong Kong Co. Ltd.	73,685

10,684,000	CSPC Pharmaceutical Group Ltd.	6,991,144

Shares	Description	Value ($)

	China — continued

51,500	ENN Energy Holdings Ltd.	350,026

132,000	Geely Automobile Holdings Ltd.	237,678

10,248,000	Hua Han Health Industry Holdings Ltd. * (a)	1

3,576,000	Industrial & Commercial Bank of China Ltd. – Class H	2,108,413

255,900	JD.com, Inc. ADR	9,565,542

39,500	JNBY Design Ltd.	74,596

670,000	Kunlun Energy Co. Ltd.	634,077

295,500	Longfor Group Holdings Ltd.	419,766

453,000	Lonking Holdings Ltd.	82,952

74,862	Lufax Holding Ltd. ADR	183,412

70,400	Midea Real Estate Holding Ltd. (b)	26,623

405,000	Orient Overseas International Ltd.	5,192,832

1,168,000	PICC Property & Casualty Co. Ltd. – Class H	1,773,381

25,000	Shanghai Conant Optical Co. Ltd. – Class H (b)	46,288

10,000	Shanghai Industrial Holdings Ltd.	14,868

745,000	Sino Biopharmaceutical Ltd.	313,879

2,151,500	Sinopec Engineering Group Co. Ltd. – Class H	1,585,745

514,800	Sinopharm Group Co. Ltd. – Class H	1,349,447

267,500	Sinotruk Hong Kong Ltd.	742,799

26,000	Skyworth Group Ltd.	10,065

12,500	Sun Art Retail Group Ltd.	4,178

740,000	TCL Electronics Holdings Ltd.	491,613

6,957	Tencent Holdings Ltd. ADR	358,981

213,000	Tencent Holdings Ltd.	11,000,015

508,933	Vipshop Holdings Ltd. ADR	7,028,365

153,000	Zhongsheng Group Holdings Ltd.	303,532

	Total China	88,702,385

	Czech Republic — 0.4%

218,719	Moneta Money Bank AS	1,126,653

558	Philip Morris CR AS	378,294

	Total Czech Republic	1,504,947

	Egypt — 0.2%

538,701	Commercial International Bank - Egypt (CIB)	884,256

42	Eastern Co. SAE	23

	Total Egypt	884,279

	Hungary — 4.3%

273,700	Magyar Telekom Telecommunications PLC	868,920

163,719	MOL Hungarian Oil & Gas PLC	1,122,126

20,505	Opus Global Nyrt	26,364

233,963	OTP Bank Nyrt	12,681,717

48,668	Richter Gedeon Nyrt	1,294,536

	Total Hungary	15,993,663

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	India — 11.6%

875	Ashoka Buildcon Ltd. *	2,593

42,146	Aurobindo Pharma Ltd.	629,170

1,863,389	Bharat Petroleum Corp. Ltd.	6,481,228

317,184	Brightcom Group Ltd. *	30,406

154,167	Chambal Fertilisers & Chemicals Ltd.	944,215

36,679	Chennai Petroleum Corp. Ltd.	272,011

69,842	Cipla Ltd.	1,268,372

109,355	Dr. Reddy’s Laboratories Ltd.	1,558,356

26,114	GAIL India Ltd.	61,850

111,427	GHCL Ltd.	792,854

61,680	Great Eastern Shipping Co. Ltd.	805,668

26,955	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	203,656

4,985	Gujarat Pipavav Port Ltd.	11,077

343,831	Gujarat State Fertilizers & Chemicals Ltd.	914,923

15,901	Hero MotoCorp Ltd.	898,721

4,311	Hindalco Industries Ltd.	33,619

1,312,704	Indian Oil Corp. Ltd.	2,163,797

226	ITC Ltd.	1,279

8,602	Kaveri Seed Co. Ltd.	87,943

25,400	LT Foods Ltd.	119,662

2,224	Lupin Ltd.	54,072

12,045	Mahanagar Gas Ltd. (Registered)	171,616

2,042,162	Manappuram Finance Ltd.	3,793,150

6,909	Muthoot Finance Ltd.	157,426

5,640	Natco Pharma Ltd.	92,267

1,516,001	NMDC Ltd.	4,144,577

1,526,283	Oil & Natural Gas Corp. Ltd.	4,655,327

962,671	Petronet LNG Ltd.	3,850,151

825,490	Power Grid Corp. of India Ltd.	3,220,453

183,060	PTC India Ltd.	377,426

1,520,060	Sammaan Capital Ltd.	3,028,828

27,472	Shriram Finance Ltd.	981,885

3,772	Sun Pharmaceutical Industries Ltd.	79,755

98,431	Sun TV Network Ltd.	889,270

4,805	Suven Pharmaceuticals Ltd. *	73,969

3	UTI Asset Management Co. Ltd.	46

271	West Coast Paper Mills Ltd.	1,841

63,984	Zydus Lifesciences Ltd.	732,525

	Total India	43,585,984

	Indonesia — 3.7%

4,087,500	AKR Corporindo Tbk. PT	317,519

682,100	Aspirasi Hidup Indonesia Tbk. PT	33,191

5,753,000	Astra International Tbk. PT	1,853,415

236,000	Astra Otoparts Tbk. PT	34,442

116,400	Bank BTPN Syariah Tbk. PT	6,683

6,610,900	Bank Central Asia Tbk. PT	4,174,538

3,689,100	Bank Mandiri Persero Tbk. PT	1,434,386

9,911,100	Bank Negara Indonesia Persero Tbk. PT	3,119,171

Shares	Description	Value ($)

	Indonesia — continued

6,494,000	Bank Pembangunan Daerah Jawa Timur Tbk. PT	223,364

471,000	Bank Rakyat Indonesia Persero Tbk. PT	126,885

176,000	Bumi Serpong Damai Tbk. PT *	11,101

2,476,700	Dharma Satya Nusantara Tbk. PT	177,324

1,121,000	Erajaya Swasembada Tbk. PT	29,321

19,600	Gudang Garam Tbk. PT *	15,871

23,500	Indofood CBP Sukses Makmur Tbk. PT	17,657

1,049,400	Indofood Sukses Makmur Tbk. PT	500,111

764,300	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	27,735

916,600	Japfa Comfeed Indonesia Tbk. PT	99,011

525,200	Kalbe Farma Tbk. PT	49,714

7,551,400	Lippo Karawaci Tbk. PT *	50,992

16,778,900	Panin Financial Tbk. PT *	455,390

4,087,200	Perusahaan Gas Negara Tbk. PT	392,636

2,839,700	Perusahaan Perkebunan London Sumatra

	Indonesia Tbk. PT	195,366

447,100	Saratoga Investama Sedaya Tbk. PT	59,786

1,557,200	Telkom Indonesia Persero Tbk. PT	267,007

559,800	Tempo Scan Pacific Tbk. PT	89,042

2,037,800	Triputra Agro Persada PT	104,086

	Total Indonesia	13,865,744

	Kuwait — 0.1%

35,310	Humansoft Holding Co. KSC	284,509

	Mexico — 4.5%

658,600	America Movil SAB de CV – Series B	489,751

235,419	Arca Continental SAB de CV	1,998,437

232,941	Banco del Bajio SA	486,717

182,605	Bolsa Mexicana de Valores SAB de CV	286,697

36,730	Coca-Cola Femsa SAB de CV Sponsored ADR	2,924,810

315,700	Credito Real SAB de CV SOFOM ER * (a) (b)	—

15,600	El Puerto de Liverpool SAB de CV – Class C1	79,174

257,600	Genomma Lab Internacional SAB de CV – Class B	342,747

352,663	Gentera SAB de CV (b)	445,250

5,314	Grupo Aeroportuario del Centro Norte SAB de CV ADR	346,632

60,284	Grupo Aeroportuario del Centro Norte SAB de CV	466,586

7,909	Grupo Aeroportuario del Sureste SAB de CV ADR	2,057,447

17,361	Grupo Aeroportuario del Sureste SAB de CV – Class B	441,646

1,000	Grupo Comercial Chedraui SA de CV (b)	6,495

882,642	Grupo Financiero Banorte SAB de CV – Class O	5,820,196

120,496	Grupo Mexico SAB de CV – Series B	586,967

	Total Mexico	16,779,552

	Pakistan — 1.1%

92,310	Attock Refinery Ltd.	167,133

54,383	Bank Alfalah Ltd.	16,147

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Pakistan — continued

519,927	Engro Fertilizers Ltd.	374,063

797,062	Fauji Fertilizer Bin Qasim Ltd.	218,120

368,807	Fauji Fertilizer Co. Ltd.	429,121

106,490	International Steels Ltd.	28,733

144,099	Kot Addu Power Co. Ltd.	18,825

47,461	Mari Petroleum Co. Ltd.	79,057

41,178	MCB Bank Ltd.	40,002

1,495,243	Oil & Gas Development Co. Ltd.	1,046,337

45,240	Pakistan Oilfields Ltd.	93,750

2,540,340	Pakistan Petroleum Ltd.	1,535,624

218,762	SUI Northern Gas Pipeline	68,891

	Total Pakistan	4,115,803

	Philippines — 0.1%

54,200	Manila Water Co., Inc.	23,719

6,376,800	Megaworld Corp.	221,994

	Total Philippines	245,713

	Qatar — 0.7%

786,145	Industries Qatar QSC	2,804,483

	Russia — 0.0%

31,701,260	Alrosa PJSC (a) (c)	—

39,977	Evraz PLC * (a)	—

1,432,600,000	Federal Grid Co-Rosseti PJSC * (a) (c)	13

219,070	Gazprom Neft PJSC (a) (c)	—

1,250,860	Gazprom PJSC (a) (c)	—

3,721,200	GMK Norilskiy Nickel PAO (a) (c)	—

78,536,400	Inter RAO UES PJSC (a) (c)	1

239,440	LSR Group PJSC (a) (c)	—

3	LSR Group PJSC GDR * (a) (c)	—

285,469	LUKOIL PJSC (a) (c)	—

17,490,987	Magnitogorsk Iron & Steel Works PJSC (a) (c)	—

474,800	Mechel PJSC * (a) (c)	—

4,133,417	Moscow Exchange MICEX-Rates PJSC (a) (c)	—

10,015,560	Novolipetsk Steel PJSC (a) (c)	—

11,924	PhosAgro PJSC (a) (c)	—

230	PhosAgro PJSC GDR * (a) (c)	—

80,094	Polyus PJSC * (a) (c)	—

24,938,000	RusHydro PJSC * (a) (c)	—

13,125,612	Sberbank of Russia PJSC (a) (c)	—

706,464	Severstal PAO GDR (Registered) * (a) (c)	1

68,353	SFI PJSC (a) (c)	—

63,500,900	Surgutneftegas PJSC (a) (c)	1

2,860,038	Tatneft PJSC (a) (c)	—

8,118,000	Unipro PJSC * (a) (c)	—

556,430	United Co. Rusal International PJSC * (a) (c)	—

	Total Russia	16

	Saudi Arabia — 0.0%

1,118	Jamjoom Pharmaceuticals Factory Co.	46,770

Shares	Description	Value ($)

	South Africa — 1.8%

82,619	AVI Ltd.	504,837

78,689	Clicks Group Ltd.	1,725,071

482,925	FirstRand Ltd.	2,072,055

22,948	Foschini Group Ltd.	217,796

87,282	Investec Ltd.	623,447

56,503	Mr. Price Group Ltd.	905,498

365,732	Ninety One Ltd.	753,372

34,412	Sanlam Ltd.	168,542

	Total South Africa	6,970,618

	South Korea — 7.4%

5,508	Coway Co. Ltd.	261,013

2,145	Daewoong Co. Ltd.	32,669

24,638	Daou Data Corp.	191,444

12,011	Doosan Bobcat, Inc.	336,416

412	DoubleUGames Co. Ltd.	15,213

30,344	Hana Financial Group, Inc.	1,360,715

1,489	Hanwha Systems Co. Ltd.	24,737

16,498	Hyundai Glovis Co. Ltd.	1,458,701

1,319	Hyundai Marine & Fire Insurance Co. Ltd.	25,192

12,204	Hyundai Mobis Co. Ltd.	2,101,569

3,783	Hyundai Motor Co.	596,254

39,044	JB Financial Group Co. Ltd.	551,361

22,163	KB Financial Group, Inc.	1,530,687

133,313	Kia Corp.	8,927,018

1,771	Korea Investment Holdings Co. Ltd.	95,156

585	Krafton, Inc. *	131,475

49,596	KT&G Corp.	4,341,035

1,492	Kyung Dong Navien Co. Ltd.	80,797

10,743	LG Electronics, Inc.	694,390

2,417	LS Electric Co. Ltd.	251,829

670	PharmaResearch Co. Ltd.	95,695

26,754	Samsung Electronics Co. Ltd.	1,052,053

2,378	Samsung Fire & Marine Insurance Co. Ltd.	672,778

291	Samsung Life Insurance Co. Ltd.	22,419

15,177	Samsung Securities Co. Ltd.	520,410

39,049	Shinhan Financial Group Co. Ltd.	1,496,244

4,864	T&L Co. Ltd.	210,221

48,870	Woori Financial Group, Inc.	586,776

	Total South Korea	27,664,267

	Sri Lanka — 0.1%

103,983,101	Anilana Hotels & Properties Ltd. * (d) (e)	322,151

	Taiwan — 24.5%

6,000	Acter Group Corp. Ltd.	58,296

64,000	Asustek Computer, Inc.	1,167,497

41,000	Capital Securities Corp.	28,972

522,000	Catcher Technology Co. Ltd.	3,172,165

248,000	Cathay Financial Holding Co. Ltd.	504,523

423,000	Chicony Electronics Co. Ltd.	2,057,279

301,000	Chipbond Technology Corp.	599,324

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

15,000	Darfon Electronics Corp.	23,299

115,000	Dynapack International Technology Corp.	704,124

1,042,200	Evergreen Marine Corp. Taiwan Ltd.	7,001,905

67,000	Everlight Electronics Co. Ltd.	161,227

254,000	Farglory Land Development Co. Ltd.	514,323

410,778	Foxconn Technology Co. Ltd.	1,024,556

260,000	Fubon Financial Holding Co. Ltd.	708,497

10,000	Fusheng Precision Co. Ltd.	96,430

1,892,000	Hon Hai Precision Industry Co. Ltd.	11,521,682

161,000	Kung Long Batteries Industrial Co. Ltd.	785,597

145,000	MediaTek, Inc.	5,693,314

5,000	Merry Electronics Co. Ltd.	16,443

57,000	Micro-Star International Co. Ltd.	302,137

307,000	Nantex Industry Co. Ltd.	322,320

32,000	Nien Made Enterprise Co. Ltd.	396,800

231,810	Novatek Microelectronics Corp.	3,477,514

19,000	Pegatron Corp.	55,500

26,000	Pixart Imaging, Inc.	172,520

185,000	Pou Chen Corp.	233,272

134,000	Powertech Technology, Inc.	509,753

304,000	Primax Electronics Ltd.	741,646

658,936	Radiant Opto-Electronics Corp.	3,884,893

238,000	Shinkong Insurance Co. Ltd.	734,761

314,000	Simplo Technology Co. Ltd.	3,663,289

26,000	Sinon Corp.	36,292

130,000	T3EX Global Holdings Corp.	315,947

120,000	TaiDoc Technology Corp.	545,991

977,000	Taiwan Semiconductor Manufacturing Co. Ltd.	30,443,853

128,000	Taiwan Surface Mounting Technology Corp.	410,504

38,000	TCI Co. Ltd.	147,341

150,000	Transcend Information, Inc.	425,112

134,160	Tripod Technology Corp.	786,780

316,000	Wan Hai Lines Ltd.	812,577

3,117,000	Yang Ming Marine Transport Corp.	7,064,014

241,000	Yuanta Financial Holding Co. Ltd.	247,660

37,000	YungShin Global Holding Corp.	64,188

	Total Taiwan	91,634,117

	Thailand — 2.1%

66,500	AP Thailand PCL	16,804

434,700	Kasikornbank PCL	1,909,890

1,538,800	Krung Thai Bank PCL	899,279

1,436,600	Pruksa Holding PCL (Foreign Registered)	354,469

992,300	PTT Exploration & Production PCL	3,696,760

1,221,500	PTT PCL	1,150,307

70,500	Sri Trang Gloves Thailand PCL	22,449

	Total Thailand	8,049,958

	United Arab Emirates — 0.4%

64,938	Emaar Development PJSC	200,970

496,299	Emaar Properties PJSC	1,291,116

Shares	Description	Value ($)

	United Arab Emirates — continued

22,506	Orascom Construction PLC	133,851

	Total United Arab Emirates	1,625,937

	Vietnam — 1.4%

32,200	CNG Vietnam JSC	40,557

583,500	Duc Giang Chemicals JSC	2,525,463

91,100	PetroVietNam Ca Mau Fertilizer JSC	132,933

148,200	Pha Lai Thermal Power JSC	64,939

15,500	Quang Ngai Sugar JSC	31,116

402,400	Vietnam Dairy Products JSC	1,026,346

5,600	Vietnam Engine & Agricultural Machinery Corp.	8,459

32,100	Vietnam Petroleum Transport JSC	17,894

2,479,250	VNDirect Securities Corp.	1,347,575

	Total Vietnam	5,195,282

	TOTAL COMMON STOCKS (COST $666,161,571)	346,292,212

	PREFERRED STOCKS (f) — 5.6%

	Brazil — 4.7%

1,458,900	Bradespar SA	4,473,591

5,716,880	Cia Energetica de Minas Gerais	11,306,820

129,800	Gerdau SA	437,931

190,347	Petroleo Brasileiro SA	1,230,637

24,130	Unipar Carbocloro SA – Class B	208,543

	Total Brazil	17,657,522

	Colombia — 0.5%

55,769	Bancolombia SA Sponsored ADR	1,823,646

	Russia — 0.0%

194,570	Nizhnekamskneftekhim PJSC (a) (c)	—

79,676,700	Surgutneftegas PJSC (a) (c)	1

86,900	Transneft PJSC (a) (c)	—

	Total Russia	1

	South Korea — 0.4%

38,953	Samsung Electronics Co. Ltd.	1,301,999

	TOTAL PREFERRED STOCKS (COST $71,627,986)	20,783,168

	MUTUAL FUNDS — 0.8%

	United States — 0.8%

	Affiliated Issuers — 0.8%

614,103	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	3,070,516

	Total United States	3,070,516

	TOTAL MUTUAL FUNDS (COST $3,070,516)	3,070,516

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

556,039	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (g)	556,039

	TOTAL SHORT-TERM INVESTMENTS (COST $556,039)	556,039

	TOTAL INVESTMENTS — 99.0% (Cost $741,416,112)	370,701,935

	Other Assets and Liabilities (net) — 1.0%	3,886,293

	TOTAL NET ASSETS — 100.0%	$374,588,228

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

Alrosa PJSC	09/14/17	$46,779,239	0.0%	$—

Federal Grid Co-Rosseti PJSC	01/16/20	3,566,461	0.0%	13

Gazprom Neft PJSC	02/11/22	1,504,524	0.0%	—

Gazprom PJSC	02/15/22	5,498,440	0.0%	—

GMK Norilskiy Nickel PAO	12/09/19	10,928,119	0.0%	—

Inter RAO UES PJSC	04/04/18	5,427,962	0.0%	1

LSR Group PJSC	03/01/19	2,449,446	0.0%	—

LSR Group PJSC GDR	05/06/21	7	0.0%	—

LUKOIL PJSC	08/31/21	26,859,350	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	02/13/18	14,388,116	0.0%	—

Mechel PJSC	11/12/21	883,911	0.0%	—

Moscow Exchange MICEX-Rates PJSC	10/23/17	8,713,968	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	204,612	0.0%	—

Novolipetsk Steel PJSC	10/11/17	26,618,404	0.0%	—

PhosAgro PJSC	02/09/22	802,829	0.0%	—

PhosAgro PJSC GDR	02/09/22	5,151	0.0%	—

Polyus PJSC	07/23/20	17,665,998	0.0%	—

RusHydro PJSC	02/09/22	256,737	0.0%	—

Sberbank of Russia PJSC	11/10/17	51,393,929	0.0%	—

Severstal PAO GDR (Registered)	10/12/17	13,249,420	0.0%	1

SFI PJSC	09/11/18	747,895	0.0%	—

Surgutneftegas PJSC	09/17/15	36,354,554	0.0%	1

Surgutneftegas PJSC	11/01/18	47,551,568	0.0%	1

Tatneft PJSC	11/02/18	25,364,999	0.0%	—

Transneft PJSC	05/29/20	1,711,599	0.0%	—

Unipro PJSC	03/29/18	400,147	0.0%	—

United Co. Rusal International PJSC	11/12/21	569,611	0.0%	—

				$17

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	All or a portion of this security is out on loan.

(c)	The security is restricted as to resale.

(d)	Affiliated company.

(e)	Investment valued using significant unobservable inputs.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	The rate disclosed is the 7 day net yield as of November 30, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

PJSC - Private Joint-Stock Company

QSC - Qatari Shareholding Company

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Australia — 3.7%

21,587	Aristocrat Leisure Ltd.	957,303

148,617	BHP Group Ltd.	3,918,915

131,246	BlueScope Steel Ltd.	1,901,735

750,398	Brambles Ltd.	9,342,748

395,303	Fortescue Ltd.	4,900,721

173,489	GrainCorp Ltd. – Class A	886,030

69,828	JB Hi-Fi Ltd.	4,155,517

65,687	Rio Tinto Ltd.	5,084,610

154,801	Super Retail Group Ltd.	1,492,766

58,213	Wesfarmers Ltd.	2,736,239

	Total Australia	35,376,584

	Austria — 0.5%

85,929	Erste Group Bank AG	4,716,681

	Belgium — 1.6%

203,891	Ageas SA	10,306,248

25,386	Bekaert SA	880,895

11,691	Groupe Bruxelles Lambert NV	809,876

18,036	Melexis NV	1,084,336

29,381	Proximus SADP	190,767

30,543	Syensqo SA	2,273,863

	Total Belgium	15,545,985

	Denmark — 0.1%

9,637	Novo Nordisk AS – Class B	1,032,795

1,474	Schouw & Co. AS	116,399

	Total Denmark	1,149,194

	Finland — 1.2%

2,635,117	Nokia OYJ	11,068,648

	France — 10.4%

433,997	AXA SA	15,126,034

263,661	Cie de Saint-Gobain SA	24,074,721

101,591	Coface SA	1,571,491

68,762	Credit Agricole SA	920,920

100,483	Derichebourg SA	485,790

1,990	Fnac Darty SA	55,827

16,175	Ipsen SA	1,870,632

25,959	IPSOS SA	1,213,884

34,139	Metropole Television SA	392,928

368,940	Orange SA	3,932,171

79,344	Publicis Groupe SA	8,619,128

39,738	Rubis SCA	954,615

256,188	Sanofi SA	24,882,817

12,341	Schneider Electric SE	3,179,299

14,681	Societe BIC SA	979,399

248,851	STMicroelectronics NV - NY Shares	6,345,700

106,457	Television Francaise 1 SA (a)	814,596

80,157	TotalEnergies SE	4,658,736

Shares	Description	Value ($)

	France — continued

65,484	Vivendi SE	601,998

	Total France	100,680,686

	Germany — 5.3%

44,212	Allianz SE (Registered)	13,686,460

511,646	Deutsche Bank AG (Registered)	8,702,198

220,301	Deutsche Telekom AG	7,047,632

51,687	Heidelberg Materials AG	6,535,988

2,953	Hornbach Holding AG & Co. KGaA	252,451

5,326	Indus Holding AG	122,015

40,876	Kloeckner & Co. SE	203,452

120,151	ProSiebenSat.1 Media SE	587,494

15,233	RTL Group SA	392,268

33,105	Salzgitter AG	575,083

14,517	SAP SE	3,447,290

46,875	Siemens AG (Registered)	9,105,826

8,759	Talanx AG	742,596

	Total Germany	51,400,753

	Hong Kong — 2.5%

52,600	ASMPT Ltd.	524,567

158,000	BOC Hong Kong Holdings Ltd.	487,509

501,000	CK Asset Holdings Ltd.	2,055,409

1,177,500	CK Hutchison Holdings Ltd.	6,157,739

202,800	Dah Sing Banking Group Ltd.	187,496

26,869	Dah Sing Financial Holdings Ltd.	86,410

1,107,707	Esprit Holdings Ltd. *	20,098

156,000	Henderson Land Development Co. Ltd.	489,948

1,045,585	IGG, Inc.	478,055

122,901	Johnson Electric Holdings Ltd.	171,536

215,640	Kerry Logistics Network Ltd.	203,730

144,326	Luk Fook Holdings International Ltd.	273,087

1,009,331	Pacific Textiles Holdings Ltd.	189,966

383,023	Shun Tak Holdings Ltd. *	32,691

236,000	Sun Hung Kai Properties Ltd.	2,358,569

287,500	Swire Pacific Ltd. – Class A	2,367,246

264,000	Techtronic Industries Co. Ltd.	3,757,541

730,000	VSTECS Holdings Ltd.	475,511

72,700	VTech Holdings Ltd.	497,753

3,766,515	WH Group Ltd.	3,002,503

	Total Hong Kong	23,817,364

	Ireland — 0.3%

38,793	Kingspan Group PLC	2,922,978

	Italy — 3.9%

67,555	Anima Holding SpA	445,325

55,598	Banca IFIS SpA	1,172,545

66,604	Esprinet SpA *	313,639

626,345	Generali	17,919,817

917,799	Intesa Sanpaolo SpA (a)	3,523,006

253,051	MFE-MediaForEurope NV – Class A	754,932

2,362	Sesa SpA	192,852

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

89,330	UniCredit SpA	3,431,327

831,533	Unipol Gruppo SpA	10,034,886

	Total Italy	37,788,329

	Japan — 26.6%

49,420	AOKI Holdings, Inc.	411,925

207,996	Brother Industries Ltd.	3,667,250

13,800	Canon Marketing Japan, Inc.	442,785

302,600	Canon, Inc. (a)	9,858,035

92,300	Credit Saison Co. Ltd.	2,211,866

102,000	Daido Steel Co. Ltd.	800,776

66,290	Daiwabo Holdings Co. Ltd.	1,357,472

608,100	ENEOS Holdings, Inc.	3,292,763

104,800	FUJIFILM Holdings Corp.	2,371,242

94,000	Fujitsu Ltd.	1,805,994

9,706	Fuyo General Lease Co. Ltd.	727,160

15,453	Gunze Ltd.	535,676

214,600	Hitachi Ltd.	5,408,099

181,345	Honda Motor Co. Ltd. Sponsored ADR	4,696,835

27,800	Horiba Ltd.	1,594,662

466,654	ITOCHU Corp.	23,089,133

777,504	Japan Tobacco, Inc.	21,933,311

52,000	Kaga Electronics Co. Ltd.	913,065

62,044	Kanematsu Corp.	1,057,960

295,096	KDDI Corp.	9,753,610

29,293	Komeri Co. Ltd.	628,689

6,400	Konami Group Corp.	632,768

49,157	MCJ Co. Ltd.	455,350

226,800	Mitsubishi Corp.	3,840,648

344,176	Mitsui & Co. Ltd.	7,232,644

39,684	Modec, Inc.	844,691

200,800	NEC Corp.	17,168,072

49,426	Nichias Corp.	1,919,213

22,600	Nippon Yusen KK	724,571

328,500	ORIX Corp.	7,394,590

196,500	Otsuka Holdings Co. Ltd.	11,417,783

1,456,400	Panasonic Holdings Corp.	14,208,666

82,324	Press Kogyo Co. Ltd.	291,576

37,219	Prima Meat Packers Ltd.	542,595

264,100	Recruit Holdings Co. Ltd.	18,370,181

11,966	San-A Co. Ltd.	218,661

64,400	Sanwa Holdings Corp.	1,945,065

213,700	Seiko Epson Corp.	3,807,585

47,795	Seiko Group Corp.	1,319,869

391,112	Sekisui Chemical Co. Ltd.	6,332,872

726,200	Sekisui House Ltd.	17,221,494

135,300	Shionogi & Co. Ltd.	1,919,192

420,400	Sumitomo Forestry Co. Ltd.	16,046,091

101,975	Tokyu Construction Co. Ltd.	470,448

12,428	Towa Pharmaceutical Co. Ltd.	233,951

659,165	Toyota Tsusho Corp.	11,278,124

19,069	TPR Co. Ltd.	299,319

24,369	Valor Holdings Co. Ltd.	351,743

Shares	Description	Value ($)

	Japan — continued

20,256	Warabeya Nichiyo Holdings Co. Ltd.	268,579

1,488,300	Yamaha Motor Co. Ltd.	12,967,154

22,800	Yokogawa Electric Corp.	509,472

	Total Japan	256,791,275

	Netherlands — 7.8%

99,907	EXOR NV	9,867,778

346,793	Koninklijke Ahold Delhaize NV	11,970,249

1,192,662	Koninklijke KPN NV	4,623,501

21,901	Koninklijke Philips NV *	599,073

304,583	NN Group NV	14,135,211

268,874	Prosus NV	10,945,267

57,903	Randstad NV	2,542,794

123,702	Wolters Kluwer NV	20,644,799

	Total Netherlands	75,328,672

	Norway — 1.0%

411,726	Elkem ASA *	680,735

153,855	Equinor ASA	3,729,061

35,331	Europris ASA	211,925

102,693	Hoegh Autoliners ASA	1,197,760

304,774	Orkla ASA	2,815,221

52,299	Storebrand ASA	575,008

38,577	Wallenius Wilhelmsen ASA	376,648

	Total Norway	9,586,358

	Portugal — 0.2%

30,571	CTT-Correios de Portugal SA	144,297

253,973	Navigator Co. SA	921,758

156,820	REN – Redes Energeticas Nacionais SGPS SA	407,825

757,857	Sonae SGPS SA	755,519

	Total Portugal	2,229,399

	Singapore — 5.1%

730,000	ComfortDelGro Corp. Ltd.	795,857

352,300	DBS Group Holdings Ltd.	11,179,124

381,100	First Resources Ltd.	424,152

1,610,800	Oversea-Chinese Banking Corp. Ltd.	19,578,778

428,300	Sheng Siong Group Ltd.	527,733

334,500	United Overseas Bank Ltd.	9,081,921

87,700	Venture Corp. Ltd.	843,029

214,900	Wilmar International Ltd.	494,569

882,722	Yangzijiang Financial Holding Ltd.	263,705

3,488,522	Yangzijiang Shipbuilding Holdings Ltd.	6,277,537

	Total Singapore	49,466,405

	Spain — 6.4%

2,029,623	Banco Bilbao Vizcaya Argentaria SA	19,172,113

9,685,235	Banco de Sabadell SA	18,261,870

185,375	Iberdrola SA	2,643,373

306,333	Industria de Diseno Textil SA	16,904,438

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

981,823	Telefonica SA (a)	4,447,857

	Total Spain	61,429,651

	Sweden — 2.1%

134,654	Betsson AB – Class B	1,726,426

321,284	Investor AB – B Shares	8,814,916

395,411	Volvo AB – B Shares	9,848,684

	Total Sweden	20,390,026

	Switzerland — 6.4%

70,409	ABB Ltd. (Registered)	4,019,593

26,707	Adecco Group AG (Registered)	713,173

209	Forbo Holding AG (Registered)	185,143

6,988	Logitech International SA (Registered) (b)	565,259

154,776	Logitech International SA (Registered) (b)	12,578,407

4,104	Novartis AG Sponsored ADR	434,080

47,781	Novartis AG (Registered)	5,065,712

119,112	Roche Holding AG	34,608,079

57,953	Sandoz Group AG ADR	2,642,309

9,501	u-blox Holding AG (a)	747,193

3,995	Zehnder Group AG – Class RG	209,183

	Total Switzerland	61,768,131

	United Kingdom — 13.5%

596,428	3i Group PLC	28,184,344

1,698,476	Barratt Redrow PLC	9,249,992

121,982	Bellway PLC	3,894,299

180,909	British American Tobacco PLC Sponsored ADR	6,863,687

5,468,659	BT Group PLC (a)	11,091,228

133,312	Coca-Cola HBC AG	4,758,530

83,864	Crest Nicholson Holdings PLC	176,623

488,845	Ferrexpo PLC *	505,831

49,060	Galliford Try Holdings PLC	235,941

345,636	GSK PLC	5,871,770

490,104	GSK PLC Sponsored ADR	16,727,250

103,137	Halfords Group PLC	197,041

143,489	IG Group Holdings PLC	1,748,687

126,077	Imperial Brands PLC	4,123,511

76,115	Investec PLC	553,186

189,041	J Sainsbury PLC	628,668

1,327,492	Kingfisher PLC	4,186,899

67,053	Next PLC	8,611,766

981,216	Taylor Wimpey PLC	1,637,336

10,493	Unilever PLC Sponsored ADR	627,901

109,244	Vesuvius PLC	579,359

2,139,413	Vodafone Group PLC Sponsored ADR	19,190,535

	Total United Kingdom	129,644,384

	TOTAL COMMON STOCKS (COST $888,632,037)	951,101,503

Shares / Par Value†	Description	Value ($)

	PREFERRED STOCKS (c) — 0.2%

	Germany — 0.2%

17,694	Bayerische Motoren Werke AG	1,212,174

3,755	Draegerwerk AG & Co. KGaA	173,282

	Total Germany	1,385,456

	TOTAL PREFERRED STOCKS (COST $1,887,935)	1,385,456

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%

1,300,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.61%, due 04/30/26	1,299,894

	TOTAL DEBT OBLIGATIONS (COST $1,300,261)	1,299,894

	MUTUAL FUNDS — 6.3%

	United States — 6.3%

	Affiliated Issuers — 6.3%

12,110,649	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	60,553,248

	Total United States	60,553,248

	TOTAL MUTUAL FUNDS (COST $60,553,248)	60,553,248

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

1,257,375	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (d)	1,257,375

	TOTAL SHORT-TERM INVESTMENTS (COST $1,257,375)	1,257,375

	TOTAL INVESTMENTS — 105.3% (Cost $953,630,856)	1,015,597,476

	Other Assets and Liabilities (net) — (5.3)%	(50,918,221)

	TOTAL NET ASSETS — 100.0%	$ 964,679,255

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.0%

	Australia — 5.5%

160,681	ANZ Group Holdings Ltd.	3,274,901

431,808	BHP Group Ltd.	11,386,443

180,062	BlueScope Steel Ltd.	2,609,072

297,809	Fortescue Ltd.	3,692,051

7,445	Rio Tinto Ltd.	576,293

	Total Australia	21,538,760

	Austria — 1.0%

61,506	OMV AG	2,466,085

64,703	Raiffeisen Bank International AG	1,263,745

	Total Austria	3,729,830

	Belgium — 1.7%

52,746	Ageas SA	2,666,196

10,147	Groupe Bruxelles Lambert NV	702,918

44,731	KBC Group NV	3,234,497

8,249	Proximus SADP	53,560

	Total Belgium	6,657,171

	Canada — 13.8%

52,600	B2Gold Corp. (a)	153,286

87,548	B2Gold Corp. (a)	252,138

12,600	Bank of Montreal	1,201,457

38,900	Bank of Nova Scotia (a)	2,218,610

97,901	Bank of Nova Scotia (a)	5,582,315

26,895	Canadian Imperial Bank of Commerce	1,741,720

9,900	Canadian Tire Corp. Ltd. – Class A	1,091,577

22,274	Cenovus Energy, Inc.	351,261

9,600	CI Financial Corp.	212,907

20,400	Empire Co. Ltd. – Class A	611,687

1,300	Fairfax Financial Holdings Ltd.	1,844,355

36,600	Great-West Lifeco, Inc. (b)	1,317,814

32,900	iA Financial Corp., Inc.	3,144,893

4,700	Imperial Oil Ltd.	348,090

14,749	Magna International, Inc. (a)	665,770

25,100	Magna International, Inc. (a) (b)	1,140,754

81,174	Manulife Financial Corp. (a)	2,608,121

163,800	Manulife Financial Corp. (a)	5,273,002

25,639	Nutrien Ltd. (a)	1,196,316

57,200	Nutrien Ltd. (a)	2,671,962

85,600	Parex Resources, Inc.	915,276

111,500	Power Corp. of Canada	3,755,823

9,700	Russel Metals, Inc.	318,426

8,600	Sun Life Financial, Inc. (a)	529,311

67,772	Sun Life Financial, Inc. (a) (b)	4,160,523

10,626	Suncor Energy, Inc. (a)	419,514

15,400	Suncor Energy, Inc. (a)	612,788

161,300	Toronto-Dominion Bank	9,128,102

7,600	West Fraser Timber Co. Ltd.	746,510

	Total Canada	54,214,308

Shares	Description	Value ($)

	Denmark — 0.9%

861	AP Moller - Maersk AS – Class A	1,415,250

1,116	AP Moller - Maersk AS – Class B	1,899,286

51,720	H Lundbeck AS	322,730

	Total Denmark	3,637,266

	Finland — 1.4%

935,847	Nokia OYJ	3,930,968

166,184	Outokumpu OYJ	558,108

12,348	TietoEVRY OYJ	220,523

36,531	Valmet OYJ	855,870

	Total Finland	5,565,469

	France — 11.0%

7,507	Aperam SA	214,876

4,936	Arkema SA	391,654

104,649	BNP Paribas SA	6,255,468

80,145	Carrefour SA	1,220,522

57,921	Cie de Saint-Gobain SA	5,288,730

7,845	Ipsen SA	907,271

313,705	Orange SA (b)	3,343,475

88,192	Sanofi SA	8,565,840

119,187	Societe Generale SA	3,159,939

49,917	STMicroelectronics NV - NY Shares	1,272,883

2,533	Teleperformance SE	238,520

181,706	TotalEnergies SE	10,560,778

27,190	Valeo SE	226,458

184,657	Vivendi SE	1,697,561

	Total France	43,343,975

	Germany — 4.0%

17,603	Bayerische Motoren Werke AG	1,309,232

94,069	Daimler Truck Holding AG	3,565,595

289,139	Deutsche Bank AG (Registered)	4,917,746

5,141	Henkel AG & Co. KGaA	390,738

88,478	Mercedes-Benz Group AG	4,974,168

74,475	ProSiebenSat.1 Media SE	364,155

	Total Germany	15,521,634

	Hong Kong — 3.4%

315,500	BOC Hong Kong Holdings Ltd.	973,476

689,000	CK Asset Holdings Ltd.	2,826,700

671,500	CK Hutchison Holdings Ltd.	3,511,611

66,000	Kerry Properties Ltd.	132,789

358,500	Sun Hung Kai Properties Ltd.	3,582,826

109,500	Swire Pacific Ltd. – Class A	901,612

1,800	VTech Holdings Ltd.	12,324

1,968,000	WH Group Ltd.	1,568,804

	Total Hong Kong	13,510,142

	Italy — 4.7%

81,192	Banco BPM SpA (b)	618,675

271,185	BPER Banca SpA	1,655,030

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

137,208	Eni SpA	1,941,380

28,900	Generali	826,833

24,859	Iveco Group NV	248,687

109,436	Leonardo SpA	2,947,176

315,375	Stellantis NV	4,186,254

20,000	Tenaris SA	383,703

73,896	Tenaris SA ADR	2,832,434

246,093	Unipol Gruppo SpA	2,969,834

	Total Italy	18,610,006

	Japan — 18.5%

107,900	Bridgestone Corp.	3,859,486

62,000	Brother Industries Ltd.	1,093,144

18,800	Credit Saison Co. Ltd.	450,521

121,300	Daiwa House Industry Co. Ltd.	3,819,091

491,600	ENEOS Holdings, Inc.	2,661,934

71,800	Honda Motor Co. Ltd.	619,489

170,424	Honda Motor Co. Ltd. Sponsored ADR	4,413,982

170,500	Idemitsu Kosan Co. Ltd.	1,139,111

227,100	Inpex Corp.	2,976,371

95,400	Isuzu Motors Ltd.	1,272,582

60,300	ITOCHU Corp.	2,983,527

5,900	Japan Tobacco, Inc.	166,438

47,000	Kawasaki Kisen Kaisha Ltd.	626,260

4,700	KDDI Corp.	155,346

208,700	Kirin Holdings Co. Ltd.	2,916,295

131,500	Komatsu Ltd.	3,560,502

79,100	Marubeni Corp.	1,193,890

38,500	Mazda Motor Corp.	245,519

6,000	Mitsubishi Gas Chemical Co., Inc.	113,224

120,900	Mitsui & Co. Ltd.	2,540,638

62,000	Mitsui OSK Lines Ltd. (b)	2,125,661

4,710,400	Nippon Telegraph & Telephone Corp.	4,833,767

88,400	Nippon Yusen KK	2,834,164

176,800	Ono Pharmaceutical Co. Ltd.	2,031,282

155,100	ORIX Corp.	3,491,327

51,200	Otsuka Holdings Co. Ltd.	2,975,015

459,600	Panasonic Holdings Corp.	4,483,866

31,400	Sekisui Chemical Co. Ltd.	508,428

208,800	Shionogi & Co. Ltd.	2,961,769

29,800	Sojitz Corp.	608,560

72,100	Sumitomo Corp.	1,547,564

44,600	Sumitomo Forestry Co. Ltd.	1,702,321

7,100	Sumitomo Heavy Industries Ltd.	150,622

41,700	Tosoh Corp.	575,528

163,400	Toyota Tsusho Corp.	2,795,727

248,100	Yamaha Motor Co. Ltd.	2,161,628

	Total Japan	72,594,579

	Netherlands — 4.5%

5,002	Akzo Nobel NV	292,061

25,202	EXOR NV	2,489,192

329,412	ING Groep NV	5,085,250

Shares	Description	Value ($)

	Netherlands — continued

131,577	Koninklijke Ahold Delhaize NV	4,541,641

65,757	NN Group NV	3,051,677

11,567	Randstad NV	507,962

84,384	Signify NV	1,886,615

	Total Netherlands	17,854,398

	Norway — 1.2%

183,084	Equinor ASA	4,437,499

33,145	Orkla ASA	306,163

	Total Norway	4,743,662

	Portugal — 0.0%

4,483	Sonae SGPS SA	4,469

	Russia — 0.0%

9,800	Surgutneftegas PJSC (c) (d)	—

	Singapore — 1.7%

382,700	Oversea-Chinese Banking Corp. Ltd.	4,651,601

68,300	United Overseas Bank Ltd.	1,854,395

	Total Singapore	6,505,996

	Spain — 4.5%

48,842	Acerinox SA	490,881

539,814	Banco Bilbao Vizcaya Argentaria SA	5,099,161

1,701,823	Banco de Sabadell SA	3,208,850

1,278,560	Banco Santander SA	5,902,611

226,370	Repsol SA	2,833,430

	Total Spain	17,534,933

	Sweden — 1.2%

43,071	SSAB AB – B Shares	195,120

61,411	Swedbank AB – Class A	1,202,981

5,033	Volvo AB – A Shares	126,071

129,888	Volvo AB – B Shares	3,235,180

	Total Sweden	4,759,352

	Switzerland — 8.4%

75,069	Adecco Group AG (Registered)	2,004,612

15,317	Novartis AG (Registered)	1,623,899

109,291	Novartis AG Sponsored ADR	11,559,709

3,267	Roche Holding AG (a)	1,005,773

45,771	Roche Holding AG (a)	13,298,798

13,024	Sandoz Group AG ADR	593,816

1,052	Swatch Group AG	191,726

4,438	Swisscom AG (Registered)	2,563,575

	Total Switzerland	32,841,908

	United Kingdom — 10.6%

87,804	3i Group PLC	4,149,198

114,595	abrdn PLC	205,650

2,031,903	BT Group PLC (b)	4,120,992

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

206,033	GSK PLC Sponsored ADR	7,031,906

154,136	HSBC Holdings PLC Sponsored ADR (b)	7,227,437

1,093,396	ITV PLC	1,011,919

556,429	Kingfisher PLC	1,754,973

7,949,773	Lloyds Banking Group PLC	5,359,639

66,952	Rio Tinto PLC Sponsored ADR	4,207,264

216,038	Standard Chartered PLC	2,670,873

411,345	Vodafone Group PLC Sponsored ADR	3,689,765

	Total United Kingdom	41,429,616

	TOTAL COMMON STOCKS (COST $370,795,737)	384,597,474

	PREFERRED STOCKS (e) — 0.6%

	Germany — 0.6%

4,681	Bayerische Motoren Werke AG	320,684

2,434	Henkel AG & Co. KGaA	207,825

22,734	Volkswagen AG	1,948,869

	Total Germany	2,477,378

	TOTAL PREFERRED STOCKS (COST $3,070,338)	2,477,378

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.1%

	United States — 1.1%

	Affiliated Issuers — 1.1%

847,771	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	4,238,858

	Total United States	4,238,858

	TOTAL MUTUAL FUNDS (COST $4,238,858)	4,238,858

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

269,669	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (f)	269,669

	TOTAL SHORT-TERM INVESTMENTS (COST $269,669)	269,669

	TOTAL INVESTMENTS — 99.8% (Cost $378,374,602)	391,583,379

	Other Assets and Liabilities (net) — 0.2%	899,087

	TOTAL NET ASSETS — 100.0%	$392,482,466

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

Surgutneftegas PJSC	05/12/20	$4,974	0.0%	$—

Notes to Schedule of Investments:

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PJSC - Private Joint-Stock Company

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.0%

	Automobiles & Components — 6.8%

492,200	Isuzu Motors Ltd.	6,565,671

325,500	Stanley Electric Co. Ltd.	5,485,001

	Total Automobiles & Components	12,050,672

	Banks — 8.6%

326,000	Sumitomo Mitsui Financial Group, Inc.	8,045,945

286,500	Sumitomo Mitsui Trust Group, Inc.	7,183,063

	Total Banks	15,229,008

	Capital Goods — 24.1%

211,600	EXEO Group, Inc.	2,478,307

313,000	Fuji Corp.	4,549,606

388,200	Kanematsu Corp.	6,619,497

86,000	Kyudenko Corp.	2,956,903

458,700	Mitsubishi Electric Corp.	7,788,427

1,168,100	Penta-Ocean Construction Co. Ltd.	4,791,718

188,000	THK Co. Ltd.	4,548,488

152,200	TOTO Ltd.	4,112,809

66,600	Toyota Industries Corp.	4,978,373

	Total Capital Goods	42,824,128

	Consumer Durables & Apparel — 8.7%

75,500	Mizuno Corp.	4,124,835

353,400	Sega Sammy Holdings, Inc.	6,215,477

698,700	Yamaha Corp.	5,150,755

	Total Consumer Durables & Apparel	15,491,067

	Financial Services — 5.6%

240,400	Credit Saison Co. Ltd.	5,760,918

116,300	Zenkoku Hosho Co. Ltd.	4,169,619

	Total Financial Services	9,930,537

	Food, Beverage & Tobacco — 9.3%

280,900	Kirin Holdings Co. Ltd.	3,925,191

221,400	Morinaga & Co. Ltd.	4,052,756

248,800	NH Foods Ltd.	8,571,055

	Total Food, Beverage & Tobacco	16,549,002

	Health Care Equipment & Services — 3.9%

425,500	H.U. Group Holdings, Inc.	6,975,188

	Insurance — 4.5%

422,100	T&D Holdings, Inc.	8,000,977

	Materials — 6.9%

279,100	Denka Co. Ltd.	3,962,046

159,800	Maruichi Steel Tube Ltd.	3,467,134

782,600	Tokai Carbon Co. Ltd.	4,752,368

	Total Materials	12,181,548

Shares	Description	Value ($)

	Media & Entertainment — 0.0%

200	Macromill, Inc.	1,614

	Semiconductors & Semiconductor Equipment — 3.9%

292,800	Rohm Co. Ltd.	2,745,715

505,500	SUMCO Corp.	4,086,987

	Total Semiconductors & Semiconductor Equipment	6,832,702

	Software & Services — 2.5%

52,000	NEC Corp.	4,445,915

	Technology Hardware & Equipment — 10.2%

187,200	Amano Corp.	5,346,129

276,700	Daiwabo Holdings Co. Ltd.	5,666,200

237,400	FUJIFILM Holdings Corp.	5,371,497

146,700	Maxell Ltd.	1,679,115

	Total Technology Hardware & Equipment	18,062,941

	Transportation — 2.0%

100,700	Sankyu, Inc.	3,485,713

	TOTAL COMMON STOCKS (COST $169,882,841)	172,061,012

	MUTUAL FUNDS — 2.1%

	Affiliated Issuers — 2.1%

753,591	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	3,767,956

	TOTAL MUTUAL FUNDS (COST $3,767,956)	3,767,956

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

114,565	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (a)	114,565

	TOTAL SHORT-TERM INVESTMENTS (COST $114,565)	114,565

	TOTAL INVESTMENTS — 99.1% (Cost $173,765,362)	175,943,533

	Other Assets and Liabilities (net) — 0.9%	1,531,529

	TOTAL NET ASSETS — 100.0%	$177,475,062

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Brazil — 0.1%

8,951	Vale SA	87,445

	Canada — 3.9%

48,013	Brookfield Corp.	2,947,518

	Finland — 1.2%

60,956	Neste OYJ	927,827

	France — 5.6%

2,263	LVMH Moet Hennessy Louis Vuitton SE	1,418,649

12,027	Safran SA	2,806,430

	Total France	4,225,079

	Germany — 2.6%

7,133	Beiersdorf AG	925,467

13,850	Knorr-Bremse AG	1,058,770

	Total Germany	1,984,237

	Ireland — 4.2%

8,395	Kerry Group PLC – Class A	812,100

54,634	Ryanair Holdings PLC Sponsored ADR	2,406,082

	Total Ireland	3,218,182

	Mexico — 5.1%

225,771	Fomento Economico Mexicano SAB de CV	1,986,073

387,436	Grupo Mexico SAB de CV – Series B	1,887,300

	Total Mexico	3,873,373

	Netherlands — 1.9%

956	ASML Holding NV	653,243

5,407	IMCD NV	811,221

	Total Netherlands	1,464,464

	Russia — 0.0%

33,541	LUKOIL PJSC (a) (b)	—

72,920	Novatek PJSC (a) (b)	—

	Total Russia	—

	Spain — 7.0%

32,218	Amadeus IT Group SA	2,262,687

54,992	Industria de Diseno Textil SA	3,034,635

	Total Spain	5,297,322

	Sweden — 0.7%

16,187	Assa Abloy AB – Class B	497,138

	United Kingdom — 12.3%

14,114	Ashtead Group PLC	1,131,180

24,819	Berkeley Group Holdings PLC	1,311,663

89,997	Compass Group PLC	3,083,633

Shares	Description	Value ($)

	United Kingdom — continued

78,626	Howden Joinery Group PLC	817,643

71,987	Persimmon PLC	1,153,197

57,091	Shell PLC	1,834,737

	Total United Kingdom	9,332,053

	United States — 54.0%

11,944	Alphabet, Inc. – Class A	2,017,939

9,273	American Express Co.	2,825,298

734	Booking Holdings, Inc.	3,818,253

43,408	BorgWarner, Inc.	1,489,763

18,556	CarMax, Inc. *	1,558,147

9,516	Chevron Corp.	1,540,926

34,604	Darling Ingredients, Inc. *	1,402,500

2,715	Enphase Energy, Inc. *	193,715

17,270	EOG Resources, Inc.	2,301,400

19,833	Green Plains, Inc. *	214,196

9,132	Hilton Worldwide Holdings, Inc.	2,314,414

19,787	Intercontinental Exchange, Inc.	3,184,916

16,573	Lam Research Corp.	1,224,413

39,618	Las Vegas Sands Corp.	2,102,131

1,305	Markel Group, Inc. *	2,326,711

4,430	Meta Platforms, Inc. – Class A	2,544,238

14,156	Micron Technology, Inc.	1,386,580

13,878	Otis Worldwide Corp.	1,429,156

10,637	SolarEdge Technologies, Inc. *	168,065

10,192	Texas Instruments, Inc.	2,048,898

36,686	U.S. Bancorp	1,954,997

39,854	Wells Fargo & Co.	3,035,679

	Total United States	41,082,335

	TOTAL COMMON STOCKS (COST $55,599,840)	74,936,973

	PREFERRED STOCKS (c) — 0.8%

	Brazil — 0.8%

209,284	Bradespar SA	641,751

	TOTAL PREFERRED STOCKS (COST $931,750)	641,751

	MUTUAL FUNDS — 0.4%

	United States — 0.4%

	Affiliated Issuers — 0.4%

61,265	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	306,328

	Total United States	306,328

	TOTAL MUTUAL FUNDS (COST $306,328)	306,328

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

105,883	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (d)	105,883

	TOTAL SHORT-TERM INVESTMENTS (COST $105,883)	105,883

	TOTAL INVESTMENTS — 100.0% (Cost $56,943,801)	75,990,935

	Other Assets and Liabilities (net) — 0.0%	22,646

	TOTAL NET ASSETS — 100.0%	$76,013,581

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

LUKOIL PJSC	05/12/20	$2,312,150	0.0%	$—

Novatek PJSC	02/24/22	622,075	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	The security is restricted as to resale.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.5%

	Banks — 4.6%

4,764,801	U.S. Bancorp	253,916,245

3,229,297	Wells Fargo & Co.	245,975,553

	Total Banks	499,891,798

	Capital Goods — 4.8%

480,068	Knorr-Bremse AG	36,699,020

1,892,810	Otis Worldwide Corp.	194,921,574

1,252,144	Safran SA	292,180,487

	Total Capital Goods	523,801,081

	Consumer Discretionary Distribution & Retail — 4.7%

1,301,545	Amazon.com, Inc. *	270,578,190

1,942,509	TJX Cos., Inc.	244,153,956

	Total Consumer Discretionary Distribution & Retail	514,732,146

	Consumer Durables & Apparel — 1.2%

211,552	LVMH Moet Hennessy Louis Vuitton SE	132,619,540

	Consumer Services — 4.9%

1,036,168	Amadeus IT Group SA	72,770,604

8,055,112	Compass Group PLC	275,998,229

707,920	Hilton Worldwide Holdings, Inc.	179,415,245

	Total Consumer Services	528,184,078

	Financial Services — 3.3%

1,128,857	Visa, Inc. – Class A	355,680,263

	Food, Beverage & Tobacco — 6.3%

4,010,646	Coca-Cola Co.	257,002,196

775,834	Constellation Brands, Inc. – Class A	186,937,202

3,323,000	Diageo PLC	99,273,879

1,621,849	Nestle SA (Registered)	140,840,844

	Total Food, Beverage & Tobacco	684,054,121

	Health Care Equipment & Services — 14.3%

2,946,285	Abbott Laboratories	349,930,270

519,711	Cigna Group	175,558,376

628,844	Elevance Health, Inc.	255,914,354

422,640	Intuitive Surgical, Inc. *	229,070,880

853,909	Quest Diagnostics, Inc.	138,896,838

649,947	UnitedHealth Group, Inc.	396,597,659

	Total Health Care Equipment & Services	1,545,968,377

	Household & Personal Products — 4.0%

39,457,307	Haleon PLC	188,216,001

4,094,142	Unilever PLC	245,165,070

	Total Household & Personal Products	433,381,071

Shares	Description	Value ($)

	Media & Entertainment — 8.5%

2,683,617	Alphabet, Inc. – Class A	453,397,092

814,961	Meta Platforms, Inc. – Class A	468,048,402

	Total Media & Entertainment	921,445,494

	Pharmaceuticals, Biotechnology & Life Sciences — 8.7%

163,883	Eli Lilly & Co.	130,344,344

2,267,185	Johnson & Johnson	351,436,347

2,098,279	Merck & Co., Inc.	213,269,077

392,389	Roche Holding AG	114,008,911

244,640	Thermo Fisher Scientific, Inc.	129,568,683

	Total Pharmaceuticals, Biotechnology & Life Sciences	938,627,362

	Semiconductors & Semiconductor Equipment — 10.2%

139,702	ASML Holding NV	95,459,543

197,981	KLA Corp.	128,099,646

2,991,120	Lam Research Corp.	220,983,946

10,830,740	Taiwan Semiconductor Manufacturing Co. Ltd.	337,491,763

1,587,001	Texas Instruments, Inc.	319,034,811

	Total Semiconductors & Semiconductor Equipment	1,101,069,709

	Software & Services — 18.8%

844,044	Accenture PLC – Class A	305,856,224

1,588,919	Dassault Systemes SE	54,844,418

1,526,971	Microsoft Corp.	646,611,140

2,252,464	Oracle Corp.	416,345,446

869,116	Salesforce, Inc.	286,799,589

1,368,883	SAP SE	325,062,783

	Total Software & Services	2,035,519,600

	Technology Hardware & Equipment — 5.2%

2,368,232	Apple, Inc.	562,052,500

	TOTAL COMMON STOCKS (COST $5,596,020,660)	10,777,027,140

	MUTUAL FUNDS — 0.5%

	Affiliated Issuers — 0.5%

11,440,585	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	57,202,921

	TOTAL MUTUAL FUNDS (COST $57,153,216)	57,202,921

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

358,477	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (a)	358,477

	TOTAL SHORT-TERM INVESTMENTS (COST $358,477)	358,477

	TOTAL INVESTMENTS — 100.0% (Cost $5,653,532,353)	10,834,588,538

	Other Assets and Liabilities (net) — (0.0)%	(4,267,091)

	TOTAL NET ASSETS — 100.0%	$10,830,321,447

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.8%

	Argentina — 0.7%

78,620	Adecoagro SA (a)	856,958

	Australia — 0.1%

578,245	Sunrise Energy Metals Ltd. *	90,994

	Brazil — 5.8%

190,700	Sao Martinho SA	805,043

142,900	Suzano SA	1,482,010

453,500	Vale SA	4,430,383

	Total Brazil	6,717,436

	Canada — 15.2%

273,200	Anaergia, Inc. * (a)	179,525

161,600	First Quantum Minerals Ltd. *	2,208,070

290,754	Greenlane Renewables, Inc. *	21,806

678,600	Ivanhoe Mines Ltd. – Class A* (a)	9,136,538

531,300	Largo, Inc. *	1,104,306

21,437	Li-Cycle Holdings Corp. * (a)	45,232

269,700	NexGen Energy Ltd. *	2,294,294

6,700	Precision Drilling Corp. *	424,669

22,200	Teck Resources Ltd. – Class B (b)	1,036,296

22,300	Teck Resources Ltd. – Class B (b)	1,041,213

	Total Canada	17,491,949

	China — 1.9%

353,100	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	794,318

598,369	Western Mining Co. Ltd. – Class A	1,404,515

	Total China	2,198,833

	Denmark — 0.8%

59,604	Vestas Wind Systems AS *	933,244

	Finland — 3.5%

261,464	Neste OYJ	3,979,811

	France — 2.6%

9,577	Eramet SA (a)	513,284

85,158	Veolia Environnement SA	2,482,410

	Total France	2,995,694

	Italy — 1.4%

81,308	Tenaris SA	1,559,907

	Mexico — 3.6%

861,900	Grupo Mexico SAB de CV – Series B	4,198,537

	Norway — 1.6%

107,587	Austevoll Seafood ASA	985,880

74,825	DOF Group ASA *	576,957

22,984	TGS ASA	225,250

	Total Norway	1,788,087

Shares	Description	Value ($)

	South Africa — 1.8%

102,104	African Rainbow Minerals Ltd.	901,010

1,148,987	Sibanye Stillwater Ltd. *	1,153,030

	Total South Africa	2,054,040

	Spain — 1.4%

166,744	Solaria Energia y Medio Ambiente SA * (a)	1,597,123

	Sweden — 2.1%

81,464	Boliden AB	2,432,558

	United Kingdom — 5.7%

1,351,525	Glencore PLC *	6,544,366

	United States — 40.6%

8,900	Advanced Drainage Systems, Inc.	1,204,081

77,319	Aemetis, Inc. * (a)	316,235

21,500	AGCO Corp.	2,176,015

27,900	Albemarle Corp.	3,004,830

162,890	Ameresco, Inc. – Class A*	4,588,611

381,600	Array Technologies, Inc. *	2,560,536

394,520	Clean Energy Fuels Corp. *	1,215,122

43,400	Corteva, Inc.	2,701,216

190,700	Darling Ingredients, Inc. *	7,729,071

1,800	Deere & Co.	838,620

20,600	Enphase Energy, Inc. *	1,469,810

10,400	First Solar, Inc. *	2,072,408

55,000	Freeport-McMoRan, Inc.	2,431,000

484,566	GrafTech International Ltd. * (a)	949,749

195,300	Green Plains, Inc. *	2,109,240

46,100	Liberty Energy, Inc.	848,240

39,700	NEXTracker, Inc. – Class A*	1,514,952

10,200	PotlatchDeltic Corp. – (REIT)	457,368

47,300	ProPetro Holding Corp. *	397,320

175,000	SolarEdge Technologies, Inc. *	2,765,000

356,037	Sunrun, Inc. *	4,105,107

1,800	Valmont Industries, Inc.	626,148

5,300	Veralto Corp.	573,407

	Total United States	46,654,086

	TOTAL COMMON STOCKS (COST $155,119,226)	102,093,623

	PREFERRED STOCKS (c) — 9.4%

	Brazil — 4.7%

1,764,265	Bradespar SA	5,409,967

	Chile — 4.7%

139,600	Sociedad Quimica y Minera de Chile SA Sponsored ADR	5,369,016

	TOTAL PREFERRED STOCKS (COST $19,122,227)	10,778,983

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 1.7%

	United States — 1.7%

	Affiliated Issuers — 1.7%

402,642	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	2,013,211

	Total United States	2,013,211

	TOTAL MUTUAL FUNDS (COST $2,013,211)	2,013,211

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

196,454	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (d)	196,454

	TOTAL SHORT-TERM INVESTMENTS (COST $196,454)	196,454

	TOTAL INVESTMENTS — 100.1% (Cost $176,451,118)	115,082,271

	Other Assets and Liabilities (net) — (0.1)%	(140,506)

	TOTAL NET ASSETS — 100.0%	$114,941,765

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.0%

	Argentina — 7.8%

715,622	Adecoagro SA (a)	7,800,280

1,103,208	Vista Energy SAB de CV ADR *	58,723,762

1,815,142	YPF SA Sponsored ADR *	73,150,222

	Total Argentina	139,674,264

	Australia — 0.5%

735,000	Clean TeQ Water Ltd. * (a)	154,100

1,834,224	Santos Ltd.	7,928,894

1,938,657	Sunrise Energy Metals Ltd. *	305,073

	Total Australia	8,388,067

	Austria — 0.9%

395,676	OMV AG	15,864,639

	Brazil — 3.4%

343,270	PRIO SA	2,290,064

1,733,482	Sao Martinho SA	7,317,917

1,260,452	Suzano SA	13,072,099

3,992,880	Vale SA	39,007,693

	Total Brazil	61,687,773

	Canada — 10.1%

654,900	Anaergia, Inc. *	430,348

627,679	ARC Resources Ltd.	11,571,297

1,422,377	First Quantum Minerals Ltd. *	19,435,072

696,749	Greenlane Renewables, Inc. *	52,254

5,973,482	Ivanhoe Mines Ltd. – Class A* (a)	80,425,796

1,273,509	Largo, Inc. * (a)	2,646,985

217,512	Li-Cycle Holdings Corp. * (a)	458,950

409,165	Logan Energy Corp. *	229,416

2,396,039	NexGen Energy Ltd. * (a)	20,382,718

213,000	NuVista Energy Ltd. *	2,064,505

59,500	Precision Drilling Corp. * (a)	3,771,315

1,538,400	Tamarack Valley Energy Ltd. (a)	4,900,728

200,702	Teck Resources Ltd. – Class B (b)	9,368,769

200,991	Teck Resources Ltd. – Class B (b)	9,384,509

881,275	Vermilion Energy, Inc. (a)	9,024,256

952,945	Whitecap Resources, Inc. (a)	6,963,057

	Total Canada	181,109,975

	China — 1.1%

3,112,700	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	7,002,189

5,268,745	Western Mining Co. Ltd. – Class A	12,367,006

	Total China	19,369,195

	Denmark — 0.5%

581,338	Vestas Wind Systems AS *	9,102,250

	Finland — 2.0%

2,349,560	Neste OYJ	35,763,261

Shares	Description	Value ($)

	France — 1.5%

84,706	Eramet SA (a)	4,539,860

749,788	Veolia Environnement SA	21,856,799

	Total France	26,396,659

	Hong Kong — 0.2%

110,042,000	United Energy Group Ltd. (a)	4,108,909

	Hungary — 0.5%

1,235,075	MOL Hungarian Oil & Gas PLC	8,465,175

	Israel — 0.0%

1	Equital Ltd. *	26

	Italy — 1.9%

1,479,581	Eni SpA	20,934,851

716,378	Tenaris SA	13,743,826

	Total Italy	34,678,677

	Japan — 0.3%

719,100	Japan Petroleum Exploration Co. Ltd.	5,203,680

	Mexico — 2.1%

7,600,672	Grupo Mexico SAB de CV – Series B (a)	37,024,833

	Norway — 3.2%

775,254	Aker BP ASA	15,941,039

948,515	Austevoll Seafood ASA	8,691,772

666,380	DOF Group ASA *	5,138,292

1,060,445	Equinor ASA	25,702,541

205,223	TGS ASA	2,011,244

	Total Norway	57,484,888

	Portugal — 2.8%

3,096,835	Galp Energia SGPS SA	50,914,706

	Russia — 0.0%

3,574,704	Gazprom Neft PJSC (c) (d)	—

14,145,410	Gazprom PJSC (c) (d)	—

23,291,700	GMK Norilskiy Nickel PAO (c) (d)	—

248,399	LUKOIL PJSC (c) (d)	—

338,098	PhosAgro PJSC (c) (d)	—

6,533	PhosAgro PJSC GDR * (c) (d)	—

3,476,399	Tatneft PJSC (c) (d)	—

	Total Russia	—

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd. * (a) (c)	2

	South Africa — 1.0%

901,378	African Rainbow Minerals Ltd.	7,954,146

10,126,510	Sibanye Stillwater Ltd. *	10,162,144

	Total South Africa	18,116,290

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Spain — 2.1%

1,840,680	Repsol SA	23,039,435

1,495,064	Solaria Energia y Medio Ambiente SA * (a)	14,320,165

	Total Spain	37,359,600

	Sweden — 1.2%

747,080	Boliden AB	22,308,200

	Ukraine — 0.1%

501,341	Kernel Holding SA *	1,645,769

	United Kingdom — 11.1%

14,045,811	BP PLC	68,782,982

11,897,843	Glencore PLC *	57,611,836

4,162,530	Harbour Energy PLC	13,736,320

1,221,000	Lifezone Metals Ltd. *	8,669,100

1,588,380	Shell PLC	51,045,879

	Total United Kingdom	199,846,117

	United States — 34.7%

81,087	Advanced Drainage Systems, Inc.	10,970,260

687,620	Aemetis, Inc. * (a)	2,812,366

188,896	AGCO Corp.	19,118,164

247,098	Albemarle Corp. (a)	26,612,455

1,080,185	Ameresco, Inc. – Class A*	30,428,811

3,421,761	Array Technologies, Inc. * (a)	22,960,016

281,800	Berry Corp.	1,149,744

744,160	California Resources Corp.	44,024,506

3,475,488	Clean Energy Fuels Corp. *	10,704,503

423,791	ConocoPhillips	45,913,517

382,207	Corteva, Inc.	23,788,564

389,533	Crescent Energy Co. – Class A	5,792,356

1,686,933	Darling Ingredients, Inc. *	68,371,394

16,176	Deere & Co.	7,536,398

185,881	Enphase Energy, Inc. *	13,262,609

93,000	First Solar, Inc. *	18,532,110

484,308	Freeport-McMoRan, Inc.	21,406,414

4,751,331	GrafTech International Ltd. * (a)	9,312,609

1,816,385	Green Plains, Inc. *	19,616,958

65,750	Gulfport Energy Corp. *	11,558,850

22,740,486	Kosmos Energy Ltd. *	89,597,515

419,703	Liberty Energy, Inc.	7,722,535

357,765	NEXTracker, Inc. – Class A*	13,652,312

67,497	Northern Oil & Gas, Inc.	2,935,445

93,496	PotlatchDeltic Corp. – (REIT)	4,192,361

433,967	ProPetro Holding Corp. *	3,645,323

189,205	SM Energy Co.	8,550,174

1,566,359	SolarEdge Technologies, Inc. * (a)	24,748,472

3,167,387	Sunrun, Inc. * (a)	36,519,972

16,060	Valmont Industries, Inc.	5,586,632

48,721	Veralto Corp.	5,271,125

Shares	Description	Value ($)

	United States — continued

113,892	Viper Energy, Inc.	6,162,696

	Total United States	622,457,166

	TOTAL COMMON STOCKS (COST $1,870,301,308)	1,596,970,121

	PREFERRED STOCKS (e) — 8.8%

	Brazil — 6.1%

15,535,672	Bradespar SA	47,638,803

9,607,348	Petroleo Brasileiro SA	62,113,721

	Total Brazil	109,752,524

	Chile — 2.7%

1,241,862	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	47,762,013

	Russia — 0.0%

20,237,584	Surgutneftegas PJSC (c) (d)	—

7,494,797	Tatneft PJSC (c) (d)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $237,829,787)	157,514,537

	MUTUAL FUNDS — 2.3%

	United States — 2.3%

	Affiliated Issuers — 2.3%

8,191,797	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	40,958,984

	Total United States	40,958,984

	TOTAL MUTUAL FUNDS (COST $40,953,647)	40,958,984

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

264,469	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (f)	264,469

	TOTAL SHORT-TERM INVESTMENTS (COST $264,469)	264,469

	TOTAL INVESTMENTS — 100.1% (Cost $2,149,349,211)	1,795,708,111

	Other Assets and Liabilities (net) — (0.1)%	(1,073,629)

	TOTAL NET ASSETS — 100.0%	$1,794,634,482

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

Gazprom Neft PJSC	09/18/15	$17,308,985	0.0%	$—

Gazprom PJSC	09/21/21	65,108,289	0.0%	—

GMK Norilskiy Nickel PAO	04/11/18	66,379,494	0.0%	—

LUKOIL PJSC	10/15/14	14,600,074	0.0%	—

PhosAgro PJSC	08/26/16	14,566,965	0.0%	—

PhosAgro PJSC GDR	08/26/16	93,496	0.0%	—

Surgutneftegas PJSC	08/11/16	10,546,925	0.0%	—

Tatneft PJSC	08/12/20	24,585,036	0.0%	—

Tatneft PJSC	09/28/15	47,831,491	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of November 30, 2024.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.8%

	Automobiles & Components — 3.7%

403,749	Gentex Corp.	12,338,569

80,913	XPEL, Inc.*	3,519,716

	Total Automobiles & Components	15,858,285

	Capital Goods — 16.3%

71,181	AAON, Inc.	9,704,818

42,345	Allegion PLC	5,963,870

39,518	Atkore, Inc.	3,726,943

174,469	AZEK Co., Inc.*	9,267,793

8,857	Curtiss-Wright Corp.	3,309,241

17,980	Kadant, Inc.	7,421,964

19,156	Preformed Line Products Co.	2,605,599

51,275	RBC Bearings, Inc.*	17,182,765

56,606	Woodward, Inc.	10,207,194

	Total Capital Goods	69,390,187

	Commercial & Professional Services — 1.6%

33,590	FTI Consulting, Inc.*	6,802,647

	Consumer Discretionary Distribution & Retail — 2.9%

122,480	Ollie’s Bargain Outlet Holdings, Inc.*	12,119,396

	Consumer Durables & Apparel — 8.7%

229,761	Acushnet Holdings Corp.	16,797,827

44,061	Installed Building Products, Inc.	10,078,513

238,747	Malibu Boats, Inc. – Class A*	10,349,682

	Total Consumer Durables & Apparel	37,226,022

	Consumer Services — 1.2%

126,579	Aramark	5,150,499

	Consumer Staples Distribution & Retail — 2.0%

96,489	PriceSmart, Inc.	8,658,923

	Energy — 2.4%

149,143	Cactus, Inc. – Class A	10,240,158

	Financial Services — 10.8%

80,110	Cohen & Steers, Inc.	8,384,313

187,086	Essent Group Ltd.	10,809,829

59,284	Houlihan Lokey, Inc.	11,210,011

233,516	StepStone Group, Inc. – Class A	15,386,369

	Total Financial Services	45,790,522

	Food, Beverage & Tobacco — 7.0%

77,991	J&J Snack Foods Corp.	13,554,056

23,337	John B Sanfilippo & Son, Inc.	2,015,150

77,064	Lancaster Colony Corp.	14,321,574

	Total Food, Beverage & Tobacco	29,890,780

Shares	Description	Value ($)

	Health Care Equipment & Services — 6.8%

215,873	Globus Medical, Inc. – Class A*	18,480,887

734,098	Neogen Corp.*	10,409,510

	Total Health Care Equipment & Services	28,890,397

	Materials — 6.6%

90,897	AptarGroup, Inc.	15,721,545

67,865	Balchem Corp.	12,250,990

	Total Materials	27,972,535

	Media & Entertainment — 3.7%

286,195	New York Times Co. – Class A	15,528,941

	Pharmaceuticals, Biotechnology & Life Sciences — 0.5%

5,711	Medpace Holdings, Inc.*	1,945,338

	Semiconductors & Semiconductor Equipment — 9.0%

145,373	Axcelis Technologies, Inc.*	10,792,492

101,403	Cirrus Logic, Inc.*	10,591,543

169,969	Power Integrations, Inc.	11,134,669

36,323	Universal Display Corp.	5,975,860

	Total Semiconductors & Semiconductor Equipment	38,494,564

	Software & Services — 3.5%

114,826	ASGN, Inc.*	10,512,320

58,118	Dolby Laboratories, Inc. – Class A	4,551,802

	Total Software & Services	15,064,122

	Technology Hardware & Equipment — 5.3%

226,338	Ciena Corp.*	15,780,286

29,404	Fabrinet*	6,897,590

	Total Technology Hardware & Equipment	22,677,876

	Transportation — 5.8%

85,555	ArcBest Corp.	9,862,780

79,803	Landstar System, Inc.	14,836,974

	Total Transportation	24,699,754

	TOTAL COMMON STOCKS (COST $374,852,460)	416,400,946

	MUTUAL FUNDS — 2.2%

	Affiliated Issuers — 2.2%

1,883,739	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	9,418,695

	TOTAL MUTUAL FUNDS (COST $9,418,695)	9,418,695

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

122,476	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (a)	122,476

	TOTAL SHORT-TERM INVESTMENTS (COST $122,476)	122,476

	TOTAL INVESTMENTS — 100.0% (Cost $384,393,631)	425,942,117

	Other Assets and Liabilities (net) — (0.0)%	(180,985)

	TOTAL NET ASSETS — 100.0%	$425,761,132

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.3%

	Automobiles & Components — 2.9%

6,526	BorgWarner, Inc.	223,973

84,433	Ford Motor Co.	939,739

52,897	General Motors Co.	2,940,544

	Total Automobiles & Components	4,104,256

	Banks — 3.9%

55,217	Bank of America Corp.	2,623,360

1,900	Capital City Bank Group, Inc.	74,784

9,594	Citigroup, Inc.	679,927

2,000	Community Trust Bancorp, Inc.	117,960

5,400	Farmers National Banc Corp.	84,510

1,500	First Financial Corp.	73,260

4,100	Independent Bank Corp.	154,283

5,580	JPMorgan Chase & Co.	1,393,437

5,407	Truist Financial Corp.	257,806

	Total Banks	5,459,327

	Capital Goods — 2.9%

213	Acuity Brands, Inc.	68,307

296	AGCO Corp.	29,958

2,016	Allison Transmission Holdings, Inc.	238,896

2,214	Core & Main, Inc. – Class A *	107,490

5,942	Cummins, Inc.	2,228,488

10,000	Masterbrand, Inc. *	173,000

661	Tennant Co.	58,412

2,431	Trane Technologies PLC	1,011,831

213	WW Grainger, Inc.	256,737

	Total Capital Goods	4,173,119

	Commercial & Professional Services — 4.3%

37,097	ACCO Brands Corp.	215,905

2,400	Barrett Business Services, Inc.	102,984

5,008	Booz Allen Hamilton Holding Corp.	742,085

287	Brady Corp. – Class A	21,493

2,306	CACI International, Inc. – Class A *	1,060,483

1,470	Cimpress PLC *	118,041

9,600	Deluxe Corp.	222,432

2,700	Heidrick & Struggles International, Inc.	124,578

2,388	HNI Corp.	135,280

2,743	ICF International, Inc.	380,098

8,506	Leidos Holdings, Inc.	1,406,892

3,160	Parsons Corp. *	303,076

1,806	Republic Services, Inc.	394,250

12,800	Resources Connection, Inc.	108,032

486	Science Applications International Corp.	60,385

18,998	Steelcase, Inc. – Class A	255,903

3,000	TrueBlue, Inc.*	22,560

3,835	Veralto Corp.	414,909

	Total Commercial & Professional Services	6,089,386

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — 6.2%

26,000	Amazon.com, Inc. *	5,405,140

2,281	Best Buy Co., Inc.	205,290

40,820	eBay, Inc.	2,583,498

2,022	Ferguson Enterprises, Inc.	436,610

9,794	Macy’s, Inc.	159,055

	Total Consumer Discretionary Distribution & Retail	8,789,593

	Consumer Durables & Apparel — 4.5%

5,933	DR Horton, Inc.	1,001,372

3,898	Ethan Allen Interiors, Inc.	119,786

7,529	Garmin Ltd.	1,600,665

965	Johnson Outdoors, Inc. – Class A	32,482

3,723	KB Home	308,041

3,221	Lennar Corp. – Class A	561,710

1,898	M/I Homes, Inc. *	313,227

2,850	MasterCraft Boat Holdings, Inc. *	60,420

957	Meritage Homes Corp.	182,854

4,850	PulteGroup, Inc.	656,060

7,922	Taylor Morrison Home Corp. *	585,198

1,591	Toll Brothers, Inc.	262,785

10,588	Tri Pointe Homes, Inc. *	460,896

1,977	Whirlpool Corp.	220,277

	Total Consumer Durables & Apparel	6,365,773

	Consumer Services — 2.4%

5,626	Adtalem Global Education, Inc. *	514,272

1,877	Frontdoor, Inc. *	109,992

148	Graham Holdings Co. – Class B	137,806

1,220	Grand Canyon Education, Inc. *	200,800

18,242	H&R Block, Inc.	1,081,386

23,369	Perdoceo Education Corp.	641,479

6,667	Stride, Inc. *	712,502

	Total Consumer Services	3,398,237

	Consumer Staples Distribution & Retail — 2.0%

31,680	Kroger Co.	1,935,014

2,010	Maplebear, Inc. *	87,777

9,352	Walmart, Inc.	865,060

	Total Consumer Staples Distribution & Retail	2,887,851

	Energy — 0.2%

12,730	Kinder Morgan, Inc.	359,877

	Financial Services — 12.0%

4,048	American Express Co.	1,233,345

22,560	Bank of New York Mellon Corp.	1,846,987

1,551	Berkshire Hathaway, Inc. – Class B *	749,164

2,760	Discover Financial Services	503,507

2,880	Enact Holdings, Inc.	101,405

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued

5,404	Enova International, Inc. *	570,176

962	Essent Group Ltd.	55,584

2,616	Federated Hermes, Inc.	111,834

3,776	Goldman Sachs Group, Inc.	2,297,960

10,002	Jackson Financial, Inc. – Class A	1,002,100

13,491	Janus Henderson Group PLC	610,873

2,605	LendingTree, Inc. *	115,167

46,716	MGIC Investment Corp.	1,226,762

3,222	Morgan Stanley	424,048

943	Mr. Cooper Group, Inc. *	93,046

3,188	Nasdaq, Inc.	264,572

6,070	NMI Holdings, Inc. *	242,739

1,494	PayPal Holdings, Inc. *	129,634

4,567	PROG Holdings, Inc.	222,230

23,805	Radian Group, Inc.	851,981

2,269	Raymond James Financial, Inc.	384,096

7,769	SLM Corp.	212,715

13,160	State Street Corp.	1,296,392

20,208	Synchrony Financial	1,364,444

5,527	T. Rowe Price Group, Inc.	684,464

3,437	Victory Capital Holdings, Inc. – Class A	238,803

3,435	Virtu Financial, Inc. – Class A	128,160

	Total Financial Services	16,962,188

	Food, Beverage & Tobacco — 1.2%

22,391	Altria Group, Inc.	1,292,856

500	Archer-Daniels-Midland Co.	27,300

2,056	Philip Morris International, Inc.	273,572

892	Universal Corp.	50,951

	Total Food, Beverage & Tobacco	1,644,679

	Health Care Equipment & Services — 1.1%

2,753	Centene Corp. *	165,180

2,111	Cigna Group	713,096

1,679	CVS Health Corp.	100,488

271	Elevance Health, Inc.	110,286

5,117	GE HealthCare Technologies, Inc.	425,837

	Total Health Care Equipment & Services	1,514,887

	Insurance — 3.4%

2,969	Aflac, Inc.	338,466

1,249	Allstate Corp.	259,030

15,619	Arch Capital Group Ltd.	1,573,146

1,986	Brown & Brown, Inc.	224,617

10,082	Hartford Financial Services Group, Inc.	1,243,211

14,858	Unum Group	1,142,580

	Total Insurance	4,781,050

	Materials — 0.1%

5,006	Ryerson Holding Corp.	128,654

Shares	Description	Value ($)

	Media & Entertainment — 9.6%

22,098	Alphabet, Inc. – Class A	3,733,457

22,613	Alphabet, Inc. – Class C	3,855,290

2,715	Cargurus, Inc. *	102,681

13,890	Comcast Corp. – Class A	599,909

9,189	Meta Platforms, Inc. – Class A	5,277,427

	Total Media & Entertainment	13,568,764

	Pharmaceuticals, Biotechnology & Life Sciences — 5.5%

12,554	Johnson & Johnson	1,945,996

34,691	Merck & Co., Inc.	3,525,993

81,382	Pfizer, Inc.	2,133,022

218	Regeneron Pharmaceuticals, Inc. *	163,548

	Total Pharmaceuticals, Biotechnology & Life Sciences	7,768,559

	Real Estate Management & Development — 1.5%

13,020	CBRE Group, Inc. – Class A *	1,822,670

783	Jones Lang LaSalle, Inc. *	219,710

9,265	Newmark Group, Inc. – Class A	143,422

	Total Real Estate Management & Development	2,185,802

	Semiconductors & Semiconductor Equipment — 10.5%

7,505	Applied Materials, Inc.	1,311,199

4,738	Cirrus Logic, Inc. *	494,884

103,567	Intel Corp.	2,490,786

46,937	NVIDIA Corp.	6,489,040

6,040	NXP Semiconductors NV	1,385,395

13,564	QUALCOMM, Inc.	2,150,301

5,949	Skyworks Solutions, Inc.	521,073

	Total Semiconductors & Semiconductor Equipment	14,842,678

	Software & Services — 10.8%

3,029	Accenture PLC – Class A	1,097,619

413	Adobe, Inc. *	213,079

4,889	Amdocs Ltd.	423,974

2,203	ASGN, Inc. *	201,685

14,070	Cognizant Technology Solutions Corp. – Class A	1,132,494

738	GoDaddy, Inc. – Class A *	145,807

15,678	International Business Machines Corp.	3,565,334

14,545	Microsoft Corp.	6,159,226

5,741	Oracle Corp.	1,061,166

2,453	Progress Software Corp.	167,810

13,925	Zoom Communications, Inc. – Class A *	1,151,458

	Total Software & Services	15,319,652

	Technology Hardware & Equipment — 11.5%

39,478	Apple, Inc.	9,369,314

3,667	Arista Networks, Inc. *	1,488,142

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Technology Hardware & Equipment — continued

61,561	Cisco Systems, Inc.	3,645,027

6,465	Hewlett Packard Enterprise Co.	137,187

38,534	HP, Inc.	1,365,259

1,934	TE Connectivity PLC	292,266

	Total Technology Hardware & Equipment	16,297,195

	Telecommunication Services — 1.6%

50,478	Verizon Communications, Inc.	2,238,195

	Transportation — 1.2%

1,845	CH Robinson Worldwide, Inc.	194,795

17,852	CSX Corp.	652,491

125	FedEx Corp.	37,834

1,194	Matson, Inc.	182,897

442	Union Pacific Corp.	108,140

4,427	United Parcel Service, Inc. – Class B	600,832

	Total Transportation	1,776,989

	TOTAL COMMON STOCKS (COST $114,118,172)	140,656,711

	DEBT OBLIGATIONS — 0.3%

	U.S. Government — 0.3%

25,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.65%, due 07/31/26	25,014

Shares	Description	Value ($)

	U.S. Government — continued

400,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.67%, due 10/31/26 (a)	400,388

	Total U.S. Government	425,402

	TOTAL DEBT OBLIGATIONS (COST $425,191)	425,402

	MUTUAL FUNDS — 0.2%

	Affiliated Issuers — 0.2%

61,312	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	306,559

	TOTAL MUTUAL FUNDS (COST $306,559)	306,559

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

117,084	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (b)	117,084

	TOTAL SHORT-TERM INVESTMENTS (COST $117,084)	117,084

	TOTAL INVESTMENTS — 99.9% (Cost $114,967,006)	141,505,756

	Other Assets and Liabilities (net) — 0.1%	122,179

	TOTAL NET ASSETS — 100.0%	$141,627,935

A summary of outstanding financial instruments at November 30, 2024 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1	S&P 500 E-Mini	December 2024	$302,575	$14,664

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2024.

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.7%

	Automobiles & Components — 3.4%

18,825	Aptiv PLC *	1,045,352

10,509	Autoliv, Inc.	1,041,652

106,273	BorgWarner, Inc.	3,647,289

465,580	Ford Motor Co.	5,181,906

97,441	General Motors Co.	5,416,745

26,687	Lear Corp.	2,611,056

	Total Automobiles & Components	18,944,000

	Banks — 9.7%

330,324	Bank of America Corp.	15,693,693

146,373	Citigroup, Inc.	10,373,455

19,854	First Horizon Corp.	419,515

68,325	JPMorgan Chase & Co.	17,062,119

27,801	M&T Bank Corp.	6,115,942

28,161	Regions Financial Corp.	767,669

69,550	U.S. Bancorp	3,706,319

	Total Banks	54,138,712

	Capital Goods — 4.7%

24,518	AGCO Corp.	2,481,467

11,717	Allison Transmission Holdings, Inc.	1,388,464

5,667	Atkore, Inc.	534,455

2,232	Boise Cascade Co.	329,443

34,984	CNH Industrial NV	439,399

23,491	Cummins, Inc.	8,810,065

13,950	Mueller Industries, Inc.	1,126,741

18,695	Oshkosh Corp.	2,123,939

5,724	Owens Corning	1,176,969

47,496	PACCAR, Inc.	5,557,032

929	Snap-on, Inc.	343,442

5,154	Terex Corp.	282,388

13,140	UFP Industries, Inc.	1,785,726

	Total Capital Goods	26,379,530

	Commercial & Professional Services — 0.2%

6,581	Concentrix Corp.	295,816

8,215	ManpowerGroup, Inc.	528,799

6,596	Robert Half, Inc.	492,128

	Total Commercial & Professional Services	1,316,743

	Consumer Discretionary Distribution & Retail — 3.4%

31,533	Academy Sports & Outdoors, Inc.	1,553,000

10,181	AutoNation, Inc.*	1,821,279

45,427	Best Buy Co., Inc.	4,088,430

87,308	eBay, Inc.	5,525,723

5,111	Foot Locker, Inc.*	128,542

4,049	Group 1 Automotive, Inc.	1,724,064

18,287	Kohl’s Corp. (a)	273,756

29,735	LKQ Corp.	1,168,288

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued

29,398	Macy’s, Inc.	477,424

20,434	Signet Jewelers Ltd.	2,047,487

	Total Consumer Discretionary Distribution & Retail	18,807,993

	Consumer Durables & Apparel — 3.8%

4,475	Brunswick Corp.	360,282

8,423	Carter’s, Inc.	459,643

24,253	Crocs, Inc. *	2,561,117

18,582	KB Home	1,537,475

8,526	La-Z-Boy, Inc.	385,972

21,583	Polaris, Inc.	1,489,227

10,567	PulteGroup, Inc.	1,429,398

23,440	PVH Corp.	2,540,193

43,218	Skechers USA, Inc. – Class A *	2,758,173

76,515	Tapestry, Inc.	4,765,354

4,627	Toll Brothers, Inc.	764,241

21,486	Whirlpool Corp.	2,393,970

	Total Consumer Durables & Apparel	21,445,045

	Consumer Services — 0.7%

4,417	Adtalem Global Education, Inc. *	403,758

490	Graham Holdings Co. – Class B	456,249

50,140	H&R Block, Inc.	2,972,299

	Total Consumer Services	3,832,306

	Consumer Staples Distribution & Retail — 2.2%

43,601	Dollar General Corp.	3,369,049

91,285	Kroger Co.	5,575,688

21,262	Target Corp.	2,813,175

40,137	Walgreens Boots Alliance, Inc.	362,036

	Total Consumer Staples Distribution & Retail	12,119,948

	Energy — 7.6%

101,509	Chevron Corp.	16,437,352

52,621	EOG Resources, Inc.	7,012,275

146,237	Exxon Mobil Corp.	17,250,117

38,339	Ovintiv, Inc.	1,741,357

302	Valero Energy Corp.	42,002

	Total Energy	42,483,103

	Financial Services — 14.5%

9,068	Affiliated Managers Group, Inc.	1,700,613

89,288	Ally Financial, Inc.	3,569,734

1,400	American Express Co.	426,552

89,417	Bank of New York Mellon Corp.	7,320,570

40,116	Capital One Financial Corp.	7,702,673

36,759	Discover Financial Services	6,705,944

41,267	Federated Hermes, Inc.	1,764,164

60,034	Franklin Resources, Inc.	1,366,374

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Financial Services — continued

20,167	Goldman Sachs Group, Inc.	12,273,031

67,653	Invesco Ltd.	1,223,843

27,893	Janus Henderson Group PLC	1,262,995

126,693	MGIC Investment Corp.	3,326,958

35,901	Morgan Stanley	4,724,931

18,682	OneMain Holdings, Inc.	1,071,413

56,685	PayPal Holdings, Inc. *	4,918,557

79,216	Radian Group, Inc.	2,835,141

47,279	SLM Corp.	1,294,499

52,197	State Street Corp.	5,141,926

84,868	Synchrony Financial	5,730,287

36,739	T. Rowe Price Group, Inc.	4,549,758

212,971	Western Union Co.	2,344,811

	Total Financial Services	81,254,774

	Food, Beverage & Tobacco — 4.2%

75,591	Archer-Daniels-Midland Co.	4,127,269

38,423	Bunge Global SA	3,448,080

84,814	Conagra Brands, Inc.	2,336,626

66,323	General Mills, Inc.	4,394,562

10,616	Ingredion, Inc.	1,564,161

127,067	Kraft Heinz Co.	4,062,332

49,876	Molson Coors Beverage Co. – Class B	3,095,304

6,536	Tyson Foods, Inc. – Class A	421,572

	Total Food, Beverage & Tobacco	23,449,906

	Health Care Equipment & Services — 8.3%

73,558	Centene Corp. *	4,413,480

33,845	Cigna Group	11,432,841

111,841	CVS Health Corp.	6,693,684

18,488	Elevance Health, Inc.	7,523,876

14,896	Humana, Inc.	4,414,876

68,498	Medtronic PLC	5,927,817

17,060	Premier, Inc. – Class A	390,674

75,411	Solventum Corp. *	5,392,641

	Total Health Care Equipment & Services	46,189,889

	Household & Personal Products — 0.1%

5,188	Kimberly-Clark Corp.	722,948

126	Procter & Gamble Co.	22,587

	Total Household & Personal Products	745,535

	Insurance — 2.7%

5,382	Allstate Corp.	1,116,173

14,544	Arch Capital Group Ltd.	1,464,872

6,931	Everest Group Ltd.	2,686,178

8,007	Fidelity National Financial, Inc.	507,564

44,604	Hartford Financial Services Group, Inc.	5,500,119

49,560	Unum Group	3,811,164

	Total Insurance	15,086,070

	Materials — 2.9%

16,824	Commercial Metals Co.	1,037,873

72,865	LyondellBasell Industries NV – Class A	6,072,569

Shares	Description	Value ($)

	Materials — continued

25,671	Mosaic Co.	679,255

543	NewMarket Corp.	289,723

16,831	Nucor Corp.	2,603,587

12,355	PPG Industries, Inc.	1,536,591

8,508	Sealed Air Corp.	311,393

26,517	Steel Dynamics, Inc.	3,852,125

	Total Materials	16,383,116

	Media & Entertainment — 6.6%

77,633	Alphabet, Inc. – Class A	13,116,095

239,313	Comcast Corp. – Class A	10,335,928

18,141	Fox Corp. – Class A	854,804

21,689	Meta Platforms, Inc. – Class A	12,456,427

	Total Media & Entertainment	36,763,254

	Pharmaceuticals, Biotechnology & Life Sciences — 10.1%

58,757	Exelixis, Inc. *	2,142,280

31,878	Incyte Corp. *	2,377,780

7,205	Jazz Pharmaceuticals PLC *	876,056

109,894	Johnson & Johnson	17,034,669

130,980	Merck & Co., Inc.	13,312,807

403,691	Pfizer, Inc.	10,580,741

6,834	Regeneron Pharmaceuticals, Inc. *	5,127,004

4,178	United Therapeutics Corp.*	1,547,907

267,583	Viatris, Inc.	3,502,662

	Total Pharmaceuticals, Biotechnology & Life Sciences	56,501,906

	Semiconductors & Semiconductor Equipment — 2.8%

314,870	Intel Corp.	7,572,624

29,372	QUALCOMM, Inc.	4,656,343

42,627	Skyworks Solutions, Inc.	3,733,699

	Total Semiconductors & Semiconductor Equipment	15,962,666

	Software & Services — 3.9%

65,450	Cognizant Technology Solutions Corp. – Class A	5,268,071

53,930	International Business Machines Corp.	12,264,221

49,042	Zoom Communications, Inc. – Class A *	4,055,283

	Total Software & Services	21,587,575

	Technology Hardware & Equipment — 5.9%

24,803	Arrow Electronics, Inc. *	2,980,328

50,175	Avnet, Inc.	2,745,074

247,398	Cisco Systems, Inc.	14,648,436

328,672	Hewlett Packard Enterprise Co.	6,974,420

151,980	HP, Inc.	5,384,651

3,811	TD SYNNEX Corp.	453,471

	Total Technology Hardware & Equipment	33,186,380

	Telecommunication Services — 2.0%

252,455	Verizon Communications, Inc.	11,193,855

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Transportation — 0.0%

1,868	Matson, Inc.	286,140

	TOTAL COMMON STOCKS (COST $491,088,419)	558,058,446

	MUTUAL FUNDS — 0.1%

	Affiliated Issuers — 0.1%

104,383	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	521,918

	TOTAL MUTUAL FUNDS (COST $521,918)	521,918

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

95,661	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (b)	95,661

	TOTAL SHORT-TERM INVESTMENTS (COST $95,661)	95,661

	TOTAL INVESTMENTS — 99.8% (Cost $491,705,998)	558,676,025

	Other Assets and Liabilities (net) — 0.2%	911,253

	TOTAL NET ASSETS — 100.0%	$559,587,278

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.2%

	Automobiles & Components — 1.7%

15,221	BorgWarner, Inc.	522,385

6,780	Dana, Inc.	67,800

633	Patrick Industries, Inc.	85,069

	Total Automobiles & Components	675,254

	Banks — 11.3%

2,330	1st Source Corp.	151,194

4,458	Amalgamated Financial Corp.	158,839

1,366	Arrow Financial Corp.	45,051

15,708	Associated Banc-Corp.	419,246

12,221	BankUnited, Inc.	514,137

1,531	Banner Corp.	114,197

600	Capital City Bank Group, Inc.	23,616

2,895	Central Pacific Financial Corp.	92,408

470	Civista Bancshares, Inc.	10,754

2,452	Community Trust Bancorp, Inc.	144,619

900	Community West Bancshares	19,728

2,970	Customers Bancorp, Inc. *	167,656

2,387	Eagle Bancorp, Inc.	70,082

2,058	East West Bancorp, Inc.	225,721

1,228	Enterprise Financial Services Corp.	74,405

277	FB Financial Corp.	15,637

1,004	Financial Institutions, Inc.	27,269

13,538	First BanCorp	279,966

984	First Busey Corp.	26,263

1,441	First Community Bankshares, Inc.	66,531

691	First Financial Bancorp	20,405

2,252	First Financial Corp.	109,988

1,833	First Horizon Corp.	38,731

295	First Merchants Corp.	12,906

1,450	Fulton Financial Corp.	31,291

400	Great Southern Bancorp, Inc.	25,628

8,589	Hanmi Financial Corp.	227,179

5,053	Hope Bancorp, Inc.	68,822

3,074	Independent Bank Corp.	115,675

2,700	International Bancshares Corp.	197,451

1,117	Midland States Bancorp, Inc.	29,991

1,200	MidWestOne Financial Group, Inc.	39,540

2,032	OceanFirst Financial Corp.	42,022

4,260	OFG Bancorp	193,489

693	Peoples Bancorp, Inc.	24,310

2,031	Popular, Inc.	201,800

468	Preferred Bank	44,146

882	Premier Financial Corp.	24,440

407	QCR Holdings, Inc.	37,489

1,403	Renasant Corp.	52,781

613	Republic Bancorp, Inc. – Class A	46,757

1,715	Simmons First National Corp. – Class A	41,949

738	Southside Bancshares, Inc.	25,919

2,218	Trustmark Corp.	86,746

Shares	Description	Value ($)

	Banks — continued

1,839	Veritex Holdings, Inc.	55,924

	Total Banks	4,442,698

	Capital Goods — 11.2%

753	Acuity Brands, Inc.	241,480

2,818	AGCO Corp.	285,210

4,355	Allison Transmission Holdings, Inc.	516,067

854	American Woodmark Corp. *	77,526

5,100	Apogee Enterprises, Inc.	429,471

2,225	AZZ, Inc.	207,236

1,272	BlueLinx Holdings, Inc. *	159,890

384	DXP Enterprises, Inc. *	28,136

15,063	Gates Industrial Corp. PLC *	333,796

1,489	Greenbrier Cos., Inc.	101,252

1,159	Hyster-Yale, Inc.	65,182

7,363	JELD-WEN Holding, Inc. *	80,183

6,269	Kennametal, Inc.	179,920

16,589	Masterbrand, Inc. *	286,990

1,621	Matrix Service Co. *	21,494

1,340	Miller Industries, Inc.	98,651

6,089	MRC Global, Inc. *	85,063

4,428	Mueller Water Products, Inc. – Class A	110,877

832	Oshkosh Corp.	94,524

1,152	Park-Ohio Holdings Corp.	37,060

539	Preformed Line Products Co.	73,315

2,641	Primoris Services Corp.	221,078

395	Quanex Building Products Corp.	11,755

13,070	Resideo Technologies, Inc. *	355,243

300	Rush Enterprises, Inc. – Class B	17,103

1,769	Tennant Co.	156,327

2,068	Terex Corp.	113,306

743	Wabash National Corp.	14,734

	Total Capital Goods	4,402,869

	Commercial & Professional Services — 8.8%

5,957	ABM Industries, Inc.	340,562

33,149	ACCO Brands Corp.	192,927

3,200	Barrett Business Services, Inc.	137,312

6,053	Brady Corp. – Class A	453,309

7,123	BrightView Holdings, Inc. *	121,803

1,168	Cimpress PLC*	93,790

1,762	Concentrix Corp.	79,202

10,995	Deluxe Corp.	254,754

18,065	GEO Group, Inc. *	515,033

4,971	Heidrick & Struggles International, Inc.	229,362

4,128	HNI Corp.	233,851

7,939	Interface, Inc.	210,781

7,365	Kelly Services, Inc. – Class A	107,897

476	Korn Ferry	37,290

13,485	Pitney Bowes, Inc.	108,689

10,690	Resources Connection, Inc.	90,224

16,536	Steelcase, Inc. – Class A	222,740

5,005	TrueBlue, Inc. *	37,638

	Total Commercial & Professional Services	3,467,164

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — 2.3%

3,090	Cato Corp. – Class A	9,857

2,639	Genesco, Inc. *	88,644

6,526	Kohl’s Corp.	97,694

414	Lands’ End, Inc. *	6,603

25,366	Macy’s, Inc.	411,944

5,078	Sally Beauty Holdings, Inc. *	70,737

5,363	Shoe Carnival, Inc.	181,055

274	Upbound Group, Inc.	9,423

494	Weyco Group, Inc.	17,641

	Total Consumer Discretionary Distribution & Retail	893,598

	Consumer Durables & Apparel — 7.5%

1,107	Beazer Homes USA, Inc. *	38,690

728	Century Communities, Inc.	65,782

5,911	Ethan Allen Interiors, Inc.	181,645

5,746	G-III Apparel Group Ltd. *	170,254

1,368	Hooker Furnishings Corp.	25,623

1,124	Johnson Outdoors, Inc. – Class A	37,834

6,859	KB Home	567,514

4,157	La-Z-Boy, Inc.	188,187

2,704	M/I Homes, Inc. *	446,241

1,977	Polaris, Inc.	136,413

3,028	Sonos, Inc. *	41,211

3,065	Taylor Morrison Home Corp. *	226,411

5,386	Tri Pointe Homes, Inc. *	234,453

2,400	Universal Electronics, Inc. *	27,792

5,168	Whirlpool Corp.	575,818

	Total Consumer Durables & Apparel	2,963,868

	Consumer Services — 5.0%

8,052	Adtalem Global Education, Inc. *	736,033

7,748	H&R Block, Inc.	459,302

16,861	Perdoceo Education Corp.	462,835

2,310	Rush Street Interactive, Inc. *	33,310

2,638	Stride, Inc. *	281,923

	Total Consumer Services	1,973,403

	Consumer Staples Distribution & Retail — 1.3%

2,161	Ingles Markets, Inc. – Class A	159,698

5,461	SpartanNash Co.	103,650

4,993	United Natural Foods, Inc. *	123,976

1,140	Village Super Market, Inc. – Class A	36,902

1,144	Weis Markets, Inc.	83,317

	Total Consumer Staples Distribution & Retail	507,543

	Energy — 1.5%

1,524	Excelerate Energy, Inc. – Class A	47,198

9,097	FutureFuel Corp.	47,395

5,776	Solaris Energy Infrastructure, Inc. – Class A	142,379

12,635	World Kinect Corp.	365,783

	Total Energy	602,755

Shares	Description	Value ($)

	Equity Real Estate Investment Trusts (REITs) — 6.2%

4,094	American Assets Trust, Inc. – (REIT)	116,433

5,273	Brandywine Realty Trust – (REIT)	29,529

7,690	Brixmor Property Group, Inc. – (REIT)	231,238

8,627	Broadstone Net Lease, Inc. – (REIT)	151,059

50,617	Diversified Healthcare Trust – (REIT)	131,604

9,572	Douglas Emmett, Inc. – (REIT), REIT	185,314

2,204	Empire State Realty Trust, Inc. – Class A (REIT)	24,156

9,451	EPR Properties – (REIT)	428,792

7,648	Highwoods Properties, Inc. – (REIT)	248,254

5,121	Hudson Pacific Properties, Inc. – (REIT)	19,716

13,716	Industrial Logistics Properties Trust – (REIT)	53,081

615	Innovative Industrial Properties, Inc. – (REIT)	67,047

3,575	Kilroy Realty Corp. – (REIT)	148,470

418	National Health Investors, Inc. – (REIT)	32,040

4,920	Outfront Media, Inc. – (REIT), REIT	94,513

27,400	Piedmont Office Realty Trust, Inc. – Class A (REIT)	260,848

5,162	Safehold, Inc. – (REIT)	110,260

5,974	Service Properties Trust – (REIT)	16,608

5,027	Summit Hotel Properties, Inc. – (REIT)	33,078

2,995	Whitestone – (REIT)	44,086

	Total Equity Real Estate Investment Trusts (REITs)	2,426,126

	Financial Services — 13.3%

2,509	Bread Financial Holdings, Inc.	147,604

2,059	Brightsphere Investment Group, Inc.	64,200

379	Enact Holdings, Inc.	13,345

1,009	Encore Capital Group, Inc. *	49,628

8,656	Enova International, Inc. *	913,295

9,679	Jackson Financial, Inc. – Class A	969,739

2,597	LendingTree, Inc. *	114,813

30,235	MGIC Investment Corp.	793,971

7,200	Navient Corp.	112,176

8,186	NMI Holdings, Inc. *	327,358

1,054	Oppenheimer Holdings, Inc. – Class A	65,042

6,962	PROG Holdings, Inc.	338,771

17,415	Radian Group, Inc.	623,283

1,499	Regional Management Corp.	45,764

10,944	SLM Corp.	299,647

3,034	Victory Capital Holdings, Inc. – Class A	210,802

2,781	Virtu Financial, Inc. – Class A	103,759

2,039	Waterstone Financial, Inc.	30,769

588	Westwood Holdings Group, Inc.	9,290

	Total Financial Services	5,233,256

	Food, Beverage & Tobacco — 1.4%

265	Cal-Maine Foods, Inc.	25,867

1,288	Seneca Foods Corp. – Class A *	92,865

1,721	Turning Point Brands, Inc.	106,530

5,353	Universal Corp.	305,763

	Total Food, Beverage & Tobacco	531,025

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Health Care Equipment & Services — 1.4%

4,165	AMN Healthcare Services, Inc. *	108,415

3,915	Community Health Systems, Inc. *	13,468

927	National HealthCare Corp.	116,060

13,628	Premier, Inc. – Class A	312,081

	Total Health Care Equipment & Services	550,024

	Household & Personal Products — 0.4%

2,312	Edgewell Personal Care Co.	84,573

9,988	Nu Skin Enterprises, Inc. – Class A	72,912

	Total Household & Personal Products	157,485

	Insurance — 6.9%

6,877	CNO Financial Group, Inc.	274,392

2,000	Employers Holdings, Inc.	106,720

42,906	Genworth Financial, Inc. *	334,667

94	Investors Title Co.	26,932

16,979	Lincoln National Corp.	603,434

2,429	Old Republic International Corp.	94,658

5,897	Stewart Information Services Corp.	442,806

2,723	Universal Insurance Holdings, Inc.	61,622

10,056	Unum Group	773,306

	Total Insurance	2,718,537

	Materials — 3.2%

1,514	AdvanSix, Inc.	49,160

6,023	Commercial Metals Co.	371,559

132	Hawkins, Inc.	17,755

3,519	Koppers Holdings, Inc.	135,341

2,109	Minerals Technologies, Inc.	172,031

2,981	Radius Recycling, Inc.	59,083

1,808	Ryerson Holding Corp.	46,466

4,164	Sylvamo Corp.	384,295

	Total Materials	1,235,690

	Media & Entertainment — 0.9%

4,922	AMC Networks, Inc. – Class A *	46,365

190	Cable One, Inc.	79,842

1,789	Cargurus, Inc. *	67,660

240	Lee Enterprises, Inc. *	3,917

4,469	Shutterstock, Inc.	141,578

438	Ziff Davis, Inc. *	25,776

	Total Media & Entertainment	365,138

	Pharmaceuticals, Biotechnology & Life Sciences —2.2%

3,206	Jazz Pharmaceuticals PLC *	389,818

17,306	Organon & Co.	274,646

700	Phibro Animal Health Corp. – Class A	16,359

5,264	Supernus Pharmaceuticals, Inc. *	192,504

	Total Pharmaceuticals, Biotechnology & Life Sciences	873,327

Shares	Description	Value ($)

	Real Estate Management & Development — 3.0%

2,102	Cushman & Wakefield PLC *	32,161

12,743	Douglas Elliman, Inc. *	32,367

2,117	Forestar Group, Inc. *	63,192

2,331	Jones Lang LaSalle, Inc. *	654,079

23,236	Newmark Group, Inc. – Class A	359,693

1,889	RE/MAX Holdings, Inc. – Class A *	24,859

	Total Real Estate Management & Development	1,166,351

	Semiconductors & Semiconductor Equipment — 2.6%

1,090	Alpha & Omega Semiconductor Ltd. *	45,203

6,245	Cirrus Logic, Inc. *	652,290

2,070	Diodes, Inc. *	134,550

6,722	Photronics, Inc. *	167,445

	Total Semiconductors & Semiconductor Equipment	999,488

	Software & Services — 1.7%

4,386	ASGN, Inc. *	401,538

2,931	Progress Software Corp.	200,510

6,386	Unisys Corp. *	50,960

	Total Software & Services	653,008

	Technology Hardware & Equipment — 3.3%

821	Arrow Electronics, Inc. *	98,651

10,729	Avnet, Inc.	586,984

5,241	Benchmark Electronics, Inc.	254,136

5,275	Immersion Corp.	47,158

2,139	Kimball Electronics, Inc. *	41,946

405	PC Connection, Inc.	29,395

9,295	TTM Technologies, Inc. *	226,612

1,368	Turtle Beach Corp. *	23,680

	Total Technology Hardware & Equipment	1,308,562

	Telecommunication Services — 0.3%

5,621	Spok Holdings, Inc.	92,241

886	Telephone & Data Systems, Inc.	30,283

	Total Telecommunication Services	122,524

	Transportation — 0.8%

1,998	Matson, Inc.	306,054

	Utilities — 1.0%

943	MDU Resources Group, Inc.	18,898

1,111	Northwest Natural Holding Co.	48,684

10,966	UGI Corp.	333,037

	Total Utilities	400,619

	TOTAL COMMON STOCKS (COST $31,891,424)	38,976,366

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.3%

	Affiliated Issuers — 0.3%

22,845	GMO U.S. Treasury Fund, Class VI

	(formerly Core Class)	114,228

	TOTAL MUTUAL FUNDS (COST $114,228)	114,228

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

220,019	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (a)	220,019

	TOTAL SHORT-TERM INVESTMENTS (COST $220,019)	220,019

	TOTAL INVESTMENTS — 100.0% (Cost $32,225,671)	39,310,613

	Other Assets and Liabilities (net) — (0.0)%	(11,515)

	TOTAL NET ASSETS — 100.0%	$39,299,098

A summary of outstanding financial instruments at November 30, 2024 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1	E-mini Russell 2000 Index	December 2024	$122,230	$7,703

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2024, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2024:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,723,214	$—	$1,723,214
Brazil	—	7,358,197	—	7,358,197
Canada	52,307,860	—	—	52,307,860
China	—	5,004,716	—	5,004,716
Denmark	—	11,282,855	—	11,282,855
Finland	—	19,224,735	—	19,224,735
France	—	58,354,152	—	58,354,152
Germany	—	19,925,808	—	19,925,808
Ireland	—	2,545,258	—	2,545,258
Italy	—	2,509,142	—	2,509,142
Japan	—	22,217,456	—	22,217,456

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Mexico	$17,304,319	$—	$—		$17,304,319
Netherlands	—	3,245,456	—		3,245,456
Norway	—	12,273,495	—		12,273,495
Russia	—	—	0	§	0	§
South Korea	—	42,189,271	—		42,189,271
Spain	—	19,703,999	—		19,703,999
Switzerland	—	1,840,896	—		1,840,896
Ukraine	—	722,182	—		722,182
United Kingdom	3,266,000	2,949,611	—		6,215,611
United States	336,494,810	—	—		336,494,810

TOTAL COMMON STOCKS	409,372,989	233,070,443	0	§	642,443,432

Preferred Stocks
Chile	17,818,672	—	—		17,818,672

TOTAL PREFERRED STOCKS	17,818,672	—	—		17,818,672

Mutual Funds
United States	27,942	—	—		27,942

TOTAL MUTUAL FUNDS	27,942	—	—		27,942

Total Investments	427,219,603	233,070,443	0	§	660,290,046

Total	$427,219,603	$233,070,443	$0	§	$660,290,046

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$224,010	$3,039,892	$—		$3,263,902
Chile	—	74,231	—		74,231
Czech Republic	—	193,773	—		193,773
Egypt	—	526,105	—		526,105
Hungary	—	3,316,678	—		3,316,678
India	—	14,416,553	—		14,416,553
Indonesia	—	4,791,034	—		4,791,034
Mexico	3,337,739	—	0	§	3,337,739
Pakistan	—	761,995	—		761,995
Poland	—	16,764	—		16,764
Qatar	—	667,658	—		667,658
Russia	—	—	3		3
South Africa	—	2,606,572	—		2,606,572
South Korea	—	9,212,609	—		9,212,609
Taiwan	—	24,111,041	—		24,111,041
Thailand	—	1,674,554	—		1,674,554
Turkey	—	11,619	—		11,619
United Arab Emirates	—	456,254	—		456,254
Vietnam	—	968,882	—		968,882

TOTAL COMMON STOCKS	3,561,749	66,846,214	3		70,407,966

Preferred Stocks
Brazil	—	4,411,984	—		4,411,984
Colombia	576,926	—	—		576,926
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	576,926	4,411,984	0	§	4,988,910

Mutual Funds
United States	613,185	—	—		613,185

TOTAL MUTUAL FUNDS	613,185	—	—		613,185

Short-Term Investments	307,628	—	—		307,628

Total Investments	5,059,488	71,258,198	3		76,317,689

Total	$5,059,488	$71,258,198	$3		$76,317,689

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$16,006,623	$—		$16,006,623
Chile	—	9,411	—		9,411
China	25,787,772	62,914,612	1		88,702,385
Czech Republic	—	1,504,947	—		1,504,947
Egypt	—	884,279	—		884,279
Hungary	—	15,993,663	—		15,993,663
India	—	43,585,984	—		43,585,984
Indonesia	—	13,865,744	—		13,865,744
Kuwait	—	284,509	—		284,509
Mexico	16,779,552	—	0	§	16,779,552
Pakistan	—	4,115,803	—		4,115,803
Philippines	—	245,713	—		245,713
Qatar	—	2,804,483	—		2,804,483
Russia	—	—	16		16
Saudi Arabia	—	46,770	—		46,770
South Africa	—	6,970,618	—		6,970,618
South Korea	—	27,664,267	—		27,664,267
Sri Lanka	—	—	322,151		322,151
Taiwan	—	91,634,117	—		91,634,117
Thailand	—	8,049,958	—		8,049,958
United Arab Emirates	—	1,625,937	—		1,625,937
Vietnam	—	5,195,282	—		5,195,282

TOTAL COMMON STOCKS	42,567,324	303,402,720	322,168		346,292,212

Preferred Stocks
Brazil	—	17,657,522	—		17,657,522
Colombia	1,823,646	—	—		1,823,646
Russia	—	—	1		1
South Korea	—	1,301,999	—		1,301,999

TOTAL PREFERRED STOCKS	1,823,646	18,959,521	1		20,783,168

Mutual Funds
United States	3,070,516	—	—		3,070,516

TOTAL MUTUAL FUNDS	3,070,516	—	—		3,070,516

Short-Term Investments	556,039	—	—		556,039

Total Investments	48,017,525	322,362,241	322,169		370,701,935

Total	$48,017,525	$322,362,241	$322,169		$370,701,935

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$35,376,584	$—		$35,376,584
Austria	—	4,716,681	—		4,716,681
Belgium	—	15,545,985	—		15,545,985
Denmark	—	1,149,194	—		1,149,194
Finland	—	11,068,648	—		11,068,648
France	6,345,700	94,334,986	—		100,680,686
Germany	—	51,400,753	—		51,400,753
Hong Kong	—	23,817,364	—		23,817,364
Ireland	—	2,922,978	—		2,922,978
Italy	—	37,788,329	—		37,788,329
Japan	4,696,835	252,094,440	—		256,791,275
Netherlands	—	75,328,672	—		75,328,672
Norway	—	9,586,358	—		9,586,358
Portugal	—	2,229,399	—		2,229,399
Singapore	—	49,466,405	—		49,466,405
Spain	—	61,429,651	—		61,429,651
Sweden	—	20,390,026	—		20,390,026
Switzerland	3,641,648	58,126,483	—		61,768,131

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United Kingdom	$43,409,373	$86,235,011	$—		$129,644,384

TOTAL COMMON STOCKS	58,093,556	893,007,947	—		951,101,503

Preferred Stocks
Germany	—	1,385,456	—		1,385,456

TOTAL PREFERRED STOCKS	—	1,385,456	—		1,385,456

Debt Obligations
United States	1,299,894	—	—		1,299,894

TOTAL DEBT OBLIGATIONS	1,299,894	—	—		1,299,894

Mutual Funds
United States	60,553,248	—	—		60,553,248

TOTAL MUTUAL FUNDS	60,553,248	—	—		60,553,248

Short-Term Investments	1,257,375	—	—		1,257,375

Total Investments	121,204,073	894,393,403	—		1,015,597,476

Total	$121,204,073	$894,393,403	$—		$1,015,597,476

International Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$21,538,760	$—		$21,538,760
Austria	—	3,729,830	—		3,729,830
Belgium	—	6,657,171	—		6,657,171
Canada	54,214,308	—	—		54,214,308
Denmark	—	3,637,266	—		3,637,266
Finland	—	5,565,469	—		5,565,469
France	1,272,883	42,071,092	—		43,343,975
Germany	—	15,521,634	—		15,521,634
Hong Kong	—	13,510,142	—		13,510,142
Italy	2,832,434	15,777,572	—		18,610,006
Japan	4,413,982	68,180,597	—		72,594,579
Netherlands	—	17,854,398	—		17,854,398
Norway	—	4,743,662	—		4,743,662
Portugal	—	4,469	—		4,469
Russia	—	—	0	§	0	§
Singapore	—	6,505,996	—		6,505,996
Spain	—	17,534,933	—		17,534,933
Sweden	—	4,759,352	—		4,759,352
Switzerland	12,153,525	20,688,383	—		32,841,908
United Kingdom	22,156,372	19,273,244	—		41,429,616

TOTAL COMMON STOCKS	97,043,504	287,553,970	0	§	384,597,474

Preferred Stocks
Germany	—	2,477,378	—		2,477,378

TOTAL PREFERRED STOCKS	—	2,477,378	—		2,477,378

Mutual Funds
United States	4,238,858	—	—		4,238,858

TOTAL MUTUAL FUNDS	4,238,858	—	—		4,238,858

Short-Term Investments	269,669	—	—		269,669

Total Investments	101,552,031	290,031,348	0	§	391,583,379

Total	$101,552,031	$290,031,348	$0	§	$391,583,379

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$172,061,012	$—		$172,061,012
Mutual Funds	3,767,956	—	—		3,767,956

Description	Level 1	Level 2	Level 3		Total
Japan Value Creation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Short-Term Investments	$114,565	$—	$—		$114,565

Total Investments	3,882,521	172,061,012	—		175,943,533

Total	$3,882,521	$172,061,012	$—		$175,943,533

Quality Cyclicals Fund
Asset Valuation Inputs
Common Stocks
Brazil	$—	$87,445	$—		$87,445
Canada	2,947,518	—	—		2,947,518
Finland	—	927,827	—		927,827
France	—	4,225,079	—		4,225,079
Germany	—	1,984,237	—		1,984,237
Ireland	2,406,082	812,100	—		3,218,182
Mexico	3,873,373	—	—		3,873,373
Netherlands	—	1,464,464	—		1,464,464
Russia	—	—	0	§	0	§
Spain	—	5,297,322	—		5,297,322
Sweden	—	497,138	—		497,138
United Kingdom	—	9,332,053	—		9,332,053
United States	41,082,335	—	—		41,082,335

TOTAL COMMON STOCKS	50,309,308	24,627,665	0	§	74,936,973

Preferred Stocks
Brazil	—	641,751	—		641,751

TOTAL PREFERRED STOCKS	—	641,751	—		641,751

Mutual Funds
United States	306,328	—	—		306,328

TOTAL MUTUAL FUNDS	306,328	—	—		306,328

Short-Term Investments	105,883	—	—		105,883

Total Investments	50,721,519	25,269,416	0	§	75,990,935

Total	$50,721,519	$25,269,416	$0	§	$75,990,935

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$479,644,445	$—		$479,644,445
Germany	—	361,761,803	—		361,761,803
Netherlands	—	95,459,543	—		95,459,543
Spain	—	72,770,604	—		72,770,604
Switzerland	—	254,849,755	—		254,849,755
Taiwan	—	337,491,763	—		337,491,763
United Kingdom	—	808,653,179	—		808,653,179
United States	8,366,396,048	—	—		8,366,396,048

TOTAL COMMON STOCKS	8,366,396,048	2,410,631,092	—		10,777,027,140

Mutual Funds
United States	57,202,921	—	—		57,202,921

TOTAL MUTUAL FUNDS	57,202,921	—	—		57,202,921

Short-Term Investments	358,477	—	—		358,477

Total Investments	8,423,957,446	2,410,631,092	—		10,834,588,538

Total	$8,423,957,446	$2,410,631,092	$—		$10,834,588,538

Description	Level 1	Level 2	Level 3		Total
Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Argentina	$856,958	$—	$—		$856,958
Australia	—	90,994	—		90,994
Brazil	—	6,717,436	—		6,717,436
Canada	17,491,949	—	—		17,491,949
China	—	2,198,833	—		2,198,833
Denmark	—	933,244	—		933,244
Finland	—	3,979,811	—		3,979,811
France	—	2,995,694	—		2,995,694
Italy	—	1,559,907	—		1,559,907
Mexico	4,198,537	—	—		4,198,537
Norway	—	1,788,087	—		1,788,087
South Africa	—	2,054,040	—		2,054,040
Spain	—	1,597,123	—		1,597,123
Sweden	—	2,432,558	—		2,432,558
United Kingdom	—	6,544,366	—		6,544,366
United States	46,654,086	—	—		46,654,086

TOTAL COMMON STOCKS	69,201,530	32,892,093	—		102,093,623

Preferred Stocks
Brazil	—	5,409,967	—		5,409,967
Chile	5,369,016	—	—		5,369,016

TOTAL PREFERRED STOCKS	5,369,016	5,409,967	—		10,778,983

Mutual Funds
United States	2,013,211	—	—		2,013,211

TOTAL MUTUAL FUNDS	2,013,211	—	—		2,013,211

Short-Term Investments	196,454	—	—		196,454

Total Investments	76,780,211	38,302,060	—		115,082,271

Total	$76,780,211	$38,302,060	$—		$115,082,271

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$139,674,264	$—	$—		$139,674,264
Australia	—	8,388,067	—		8,388,067
Austria	—	15,864,639	—		15,864,639
Brazil	—	61,687,773	—		61,687,773
Canada	181,109,975	—	—		181,109,975
China	—	19,369,195	—		19,369,195
Denmark	—	9,102,250	—		9,102,250
Finland	—	35,763,261	—		35,763,261
France	—	26,396,659	—		26,396,659
Hong Kong	—	4,108,909	—		4,108,909
Hungary	—	8,465,175	—		8,465,175
Israel	—	26	—		26
Italy	—	34,678,677	—		34,678,677
Japan	—	5,203,680	—		5,203,680
Mexico	37,024,833	—	—		37,024,833
Norway	—	57,484,888	—		57,484,888
Portugal	—	50,914,706	—		50,914,706
Russia	—	—	0	§	0	§
Singapore	—	—	2		2
South Africa	—	18,116,290	—		18,116,290
Spain	—	37,359,600	—		37,359,600
Sweden	—	22,308,200	—		22,308,200
Ukraine	—	1,645,769	—		1,645,769
United Kingdom	8,669,100	191,177,017	—		199,846,117

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United States	$622,457,166	$—	$—		$622,457,166

TOTAL COMMON STOCKS	988,935,338	608,034,781	2		1,596,970,121

Preferred Stocks
Brazil	—	109,752,524	—		109,752,524
Chile	47,762,013	—	—		47,762,013
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	47,762,013	109,752,524	0	§	157,514,537

Mutual Funds
United States	40,958,984	—	—		40,958,984

TOTAL MUTUAL FUNDS	40,958,984	—	—		40,958,984

Short-Term Investments	264,469	—	—		264,469

Total Investments	1,077,920,804	717,787,305	2		1,795,708,111

Total	$1,077,920,804	$717,787,305	$2		$1,795,708,111

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$416,400,946	$—	$—		$416,400,946
Mutual Funds	9,418,695	—	—		9,418,695
Short-Term Investments	122,476	—	—		122,476

Total Investments	425,942,117	—	—		425,942,117

Total	$425,942,117	$—	$—		$425,942,117

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$140,656,711	$—	$—		$140,656,711
Debt Obligations	425,402	—	—		425,402
Mutual Funds	306,559	—	—		306,559
Short-Term Investments	117,084	—	—		117,084

Total Investments	141,505,756	—	—		141,505,756

Derivatives^
Futures Contracts
Equity Risk	302,575	—	—		302,575

Total	$141,808,331	$—	$—		$141,808,331

U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$558,058,446	$—	$—		$558,058,446
Mutual Funds	521,918	—	—		521,918
Short-Term Investments	95,661	—	—		95,661

Total Investments	558,676,025	—	—		558,676,025

Total	$558,676,025	$—	$—		$558,676,025

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$38,976,366	$—	$—		$38,976,366
Mutual Funds	114,228	—	—		114,228
Short-Term Investments	220,019	—	—		220,019

Total Investments	39,310,613	—	—		39,310,613

Derivatives^
Futures Contracts
Equity Risk	7,703	—	—		7,703

Total	$39,318,316	$—	$—		$39,318,316

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2024.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2024 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$22,390,770	$283,029,869	$305,397,630	$401,815	**	$—	$4,925	$8	$27,942

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$4,681,209	$17,872,942	$21,940,600	$48,575		$—	$(366)	$—	$613,185

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$303,354	$—	$—	$—		$—	$—	$18,797	$322,151
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	1,004,664	59,723,695	57,657,000	74,381		—	(843)	—	3,070,516

Totals	$1,308,018	$59,723,695	$57,657,000	$74,381		$—	$(843)	$18,797	$3,392,667

International Equity Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$71,846,735	$136,100,000	$147,400,000	$2,461,962		$—	$6,513	$—	$60,553,248

International Opportunistic Value Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$7,130,000	$21,350,000	$24,245,000	$209,556		$—	$3,858	$—	$4,238,858

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Japan Value Creation Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$—	$15,670,958	$11,902,000	$71,991	$—	$(1,002)	$—	$3,767,956

Quality Cyclicals Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$501,028	$4,700,000	$4,895,000	$16,582	$—	$300	$—	$306,328

Quality Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$278,669,053	$791,500,000	$1,013,175,000	$8,042,960	$—	$208,981	$(113)	$57,202,921

Resource Transition Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$2,049,511	$10,864,288	$10,900,000	$64,201	$—	$(588)	$—	$2,013,211

Resources Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$56,231,789	$464,200,000	$479,470,000	$1,533,214	$—	$(2,260)	$(545)	$40,958,984

Small Cap Quality Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$7,392,442	$82,484,793	$80,450,000	$385,122	$—	$(8,540)	$—	$9,418,695

U.S. Equity Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$1,994,361	$9,200,000	$10,887,000	$26,428	$—	$(802)	$—	$306,559

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$9,902,208	$21,812,382	$31,195,000	$164,330	$—	$2,328	$—	$521,918

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
U.S. Small Cap Value Fund
GMO U.S. Treasury Fund,
Class VI (formerly Core Class)	$573,827	$940,000	$1,400,000	$21,899	$—	$401	$—	$114,228

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2024 through November 30, 2024. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2025.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $113,290 in Climate Change Fund during the period.

Subsequent events

On December 16, 2024, GMO International Equity Fund and GMO International Opportunistic Value Fund, along with a number of other funds managed by GMO, recognized litigation settlement proceeds related to Bausch Health Companies Inc. (formerly, Valeant Pharmaceuticals International Inc.). On this date, contingencies related to the settlement proceeds were no longer material and the Funds’ net asset value reflected the settlement amounts. Costs in respect of this matter are borne by the Funds along with the other affected funds managed by GMO.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value† / Shares		Description	Value ($)

		DEBT OBLIGATIONS — 17.3%

		U.S. Government — 17.3%

	6,910,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.65%, due 07/31/26 (a)	6,913,794

		TOTAL DEBT OBLIGATIONS (COST $6,909,927)	6,913,794

		SHORT-TERM INVESTMENTS — 81.6%

		Sovereign and Sovereign Agency Issuers — 4.5%

JPY	270,000,000	Japan Treasury Discount Bills, Zero Coupon, due 12/09/24	1,804,580

		Repurchase Agreements — 70.2%

	27,999,394	Nomura Securities International, Inc. Repurchase Agreement, dated, 11/29/24 maturing on 12/02/24 with a maturity value of $28,010,034 and an effective yield of 4.56%, collateralized by a U.S. Treasury Note with maturity date 05/31/27 and a market value of $28,214,005.	27,999,394

		Money Market Funds — 6.9%

	2,757,301	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (b)	2,757,301

		TOTAL SHORT-TERM INVESTMENTS (COST $32,654,928)	32,561,275

		TOTAL INVESTMENTS — 98.9% (Cost $39,564,855)	39,475,069

		Other Assets and Liabilities (net) — 1.1%	423,265

		TOTAL NET ASSETS — 100.0%	$39,898,334

A summary of outstanding financial instruments at November 30, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/09/2024	BCLY	JPY	270,000,000	USD	1,933,055	$127,085

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
116	U.S. Long Bond (CBT)	March 2025	13,862,000	338,700
108	U.S. Treasury Note 10 Yr. (CBT)	March 2025	12,008,250	77,453
71	U.S. Treasury Note 2 Yr. (CBT)	March 2025	14,633,766	43,736
250	U.S. Treasury Note 5 Yr. (CBT)	March 2025	26,900,391	222,339
259	U.S. Treasury Ultra 10 Yr. (CBT)	March 2025	29,732,391	176,000
73	U.S. Ultra Bond (CBT)	March 2025	9,284,687	301,467

			$106,421,485	$1,159,695

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S42	USD 12,300,000	1.00%	1.57%	N/A	12/20/2029	Quarterly	$370,230	$307,045	$(63,185)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2024.

The rates shown on variable rate notes are the current November 30, 2024, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 94.3%

		Albania — 1.8%

		Sovereign and Sovereign Agency Issuers — 1.8%

	36,649,849	Albania Government International Bonds, Zero Coupon, due 08/31/25 (a) (b)	35,309,198

EUR	5,400,000	Albania Government International Bonds, Reg S, 3.50%, due 11/23/31	5,389,797

		Total Albania	40,698,995

		Angola — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

	13,200,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	11,030,316

		Argentina — 4.6%

		Sovereign and Sovereign Agency Issuers — 4.6%

	19,790,713	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	15,339,956

	22,976,153	Argentina Republic Government International Bonds, Step Up, 0.75%, due 07/09/30	16,944,913

JPY	285,280,317	Argentina Republic Government International Bonds, Variable Rate, 4.33%, due 12/31/33 (c)	305,082

EUR	7,800,000	Argentina Republic Government International Bonds, Step Up, 3.88%, due 07/09/35	4,760,129

EUR	22,930,000	Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38 (d)	14,887,206

	34,312,437	Argentina Republic Government International Bonds, Step Up, 5.00%, due 01/09/38 (d)	23,118,005

JPY	246,273,000	Argentina Republic Government International Bonds, 0.67%, due 12/31/38 (c)	205,756

EUR	6,060,000	Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41	3,480,521

	1,701,240	Argentina Republic Government International Bonds, Step Up, 3.50%, due 07/09/41	1,011,710

	38,547,000	Argentina Republic Government International Bonds, Step Up, 4.13%, due 07/09/46	24,361,704

		Total Argentina	104,414,982

		Armenia — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	7,200,000	Republic of Armenia International Bonds, Reg S, 3.60%, due 02/02/31	5,991,768

		Bahamas — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	4,000,000	Bahamas Government International Bonds, Reg S, 9.00%, due 06/16/29	4,180,440

Par Value†		Description	Value ($)

		Bahamas — continued

		Sovereign and Sovereign Agency Issuers — continued

	13,840,000	Bahamas Government International Bonds, Reg S, 8.95%, due 10/15/32	14,272,085

		Total Bahamas	18,452,525

		Bahrain — 2.4%

		Sovereign and Sovereign Agency Issuers — 2.4%

	34,796,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44	29,707,085

	19,385,000	Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47 (d)	19,354,759

	6,450,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51	5,500,625

		Total Bahrain	54,562,469

		Barbados — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	15,020,000	Barbados Government International Bonds, Reg S, 6.50%, due 10/01/29	14,548,672

		Belarus — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	7,504,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (a) (e)	2,251,200

	18,400,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (c) (e)	7,360,000

		Total Belarus	9,611,200

		Benin — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	3,350,000	Benin Government International Bonds, Reg S, 6.88%, due 01/19/52	2,976,561

		Bolivia — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	7,600,000	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28 (d)	4,651,200

		Brazil — 1.7%

		Corporate Debt — 1.1%

	16,928,743	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	16,310,674

	7,300,000	Yinson Boronia Production BV, Reg S, 8.95%, due 07/31/42	7,756,250

			24,066,924

		Sovereign and Sovereign Agency Issuers — 0.6%

	10,500,000	Brazil Government International Bonds, 4.75%, due 01/14/50	7,691,775

BRL	44,930,249	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (f)	7,131,430

			14,823,205

		Total Brazil	38,890,129

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†		Description	Value ($)

		Bulgaria — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	2,500,000	Bulgarian Energy Holding EAD, Reg S, 2.45%, due 07/22/28	2,450,338

		Cameroon — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

EUR	9,200,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	7,801,982

		Chile — 1.8%

		Corporate Debt — 0.6%

	15,951,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	14,544,122

		Sovereign and Sovereign Agency Issuers — 1.2%

	2,600,000	Banco del Estado de Chile, 144A, Variable Rate, 7.95%, due 05/02/29	2,704,000

	3,860,000	Chile Electricity Lux MPC SARL, Reg S, 6.01%, due 01/20/33	3,938,396

	5,100,000	Chile Electricity Lux MPC II SARL, 144A, 5.58%, due 10/20/35	5,044,206

	4,200,000	Chile Government International Bonds, 3.10%, due 05/07/41	3,160,500

	1,142,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	984,975

	13,250,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	10,314,330

			26,146,407

		Total Chile	40,690,529

		China — 0.0%

		Corporate Debt — 0.0%

	10,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (e)	127,500

	13,000,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (e)	162,500

	6,800,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (e)	85,000

	5,500,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (e)	68,750

	1,900,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (e)	23,750

	3,300,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (e)	41,250

	3,700,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (e)	46,250

		Total China	555,000

		Colombia — 4.4%

		Corporate Debt — 0.8%

	13,740,000	AI Candelaria Spain SA, Reg S, 5.75%, due 06/15/33	11,198,100

	3,200,000	EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, Reg S, 5.38%, due 12/30/30	2,767,008

Par Value†		Description	Value ($)

		Colombia — continued

		Corporate Debt — continued

COP	26,269,295,240	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	4,977,529

			18,942,637

		Sovereign and Sovereign Agency Issuers — 3.6%

	992,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (a)	1,019,018

	2,800,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (a)	3,180,430

	3,600,000	Colombia Government International Bonds, 4.13%, due 02/22/42	2,370,600

	69,600,000	Colombia Government International Bonds, 5.63%, due 02/26/44	53,522,400

	7,700,000	Colombia Government International Bonds, 5.00%, due 06/15/45	5,407,094

	6,200,000	Colombia Government International Bonds, 5.20%, due 05/15/49	4,343,100

	7,020,000	Ecopetrol SA, 5.88%, due 11/02/51	4,840,852

COP	37,736,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	7,729,080

			82,412,574

		Total Colombia	101,355,211

		Congo Republic (Brazzaville) — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	29,927,983	Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29 (c)	25,401,076

		Costa Rica—1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	4,400,000	Costa Rica Government International Bonds, Reg S, 6.55%, due 04/03/34	4,525,125

	1,300,000	Costa Rica Government International Bonds, Reg S, 7.00%, due 04/04/44	1,344,694

	16,431,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45	17,288,534

	3,967,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	3,559,113

		Total Costa Rica	26,717,466

		Cote D’Ivoire — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

EUR	1,400,000	Ivory Coast Government International Bonds, Reg S, 6.88%, due 10/17/40	1,291,282

EUR	19,500,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	16,800,832

		Total Cote D’Ivoire	18,092,114

		Czech Republic — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	4,058,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,729,109

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†		Description	Value ($)

		Dominican Republic — 2.2%

		Corporate Debt — 0.1%

	3,375,000	Polaris Renewable Energy, Inc., 9.50%, due 12/03/29	3,449,794

		Sovereign and Sovereign Agency Issuers — 2.1%

DOP	249,700,000	Dominican Republic International Bonds, 144A, 10.75%, due 06/01/36	4,309,132

	1,000,000	Dominican Republic International Bonds, Reg S, 5.30%, due 01/21/41	883,750

	47,554,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	42,513,276

			47,706,158

		Total Dominican Republic	51,155,952

		Ecuador — 2.6%

		Sovereign and Sovereign Agency Issuers — 2.6%

	1,200,000	Ecuador Government International Bonds, 5.00%, due 02/28/25 (c)	1,140,000

	5,546,892	Ecuador Government International Bonds, Reg S, Zero Coupon, due 07/31/30 (d)	2,997,055

	27,276,250	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/30	18,445,564

	51,487,125	Ecuador Government International Bonds, Reg S, Step Up, 5.50%, due 07/31/35	28,462,726

	12,203,750	Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40 (d)	6,101,875

	2,351,515	Ecuador Social Bonds SARL, Reg S, Zero Coupon, due 01/30/35	1,617,537

		Total Ecuador	58,764,757

		Egypt — 3.4%

		Sovereign and Sovereign Agency Issuers — 3.4%

	12,400,000	Egypt Government International Bonds, Reg S, 8.50%, due 01/31/47	9,978,156

	21,800,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	17,746,508

	31,200,000	Egypt Government International Bonds, Reg S, 8.88%, due 05/29/50	25,857,000

	31,764,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	24,140,640

		Total Egypt	77,722,304

		El Salvador — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

	24,000,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50	20,184,000

		Ethiopia — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	2,690,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24 (e)	2,115,013

Par Value†	Description	Value ($)

	Gabon — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

7,400,000	Gabon Blue Bond Master Trust, 144A, 6.10%, due 08/01/38	7,307,616

5,800,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	4,495,000

7,600,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	5,925,625

	Total Gabon	17,728,241

	Ghana — 2.0%

	Sovereign and Sovereign Agency Issuers — 2.0%

2,528,000	Ghana Government International Bonds, 144A, Zero Coupon, due 07/03/26	2,360,520

19,118,000	Ghana Government International Bonds, Step Up, 144A, 5.00%, due 07/03/29	16,752,147

4,972,872	Ghana Government International Bonds, 144A, Zero Coupon, due 01/03/30 (d)	3,916,137

27,492,000	Ghana Government International Bonds, Step Up, 144A, 5.00%, due 07/03/35	19,519,320

6,469,920	Saderea DAC, Reg S, 12.50%, due 11/30/26 (e)	3,106,920

	Total Ghana	45,655,044

	Grenada — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

3,515,636	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	3,086,729

	Guatemala — 1.1%

	Sovereign and Sovereign Agency Issuers — 1.1%

3,315,000	Guatemala Government Bonds, Reg S, 8.13%, due 10/06/34	3,638,212

3,000,000	Guatemala Government Bonds, 144A, 6.55%, due 02/06/37	3,023,430

4,600,000	Guatemala Government Bonds, Reg S, 4.65%, due 10/07/41	3,635,438

16,700,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	15,317,073

	Total Guatemala	25,614,153

	Honduras — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

2,450,000	Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30 (d)	2,184,322

2,550,000	Honduras Government International Bonds, 144A, 8.63%, due 11/27/34	2,542,350

	Total Honduras	4,726,672

	Hungary — 2.1%

	Sovereign and Sovereign Agency Issuers — 2.1%

34,750,000	Hungary Government International Bonds, Reg S, 5.50%, due 03/26/36	33,316,562

22,400,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	13,860,000

	Total Hungary	47,176,562

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	India — 0.9%

	Corporate Debt — 0.9%

16,144,272	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42 (d)	13,480,467

8,572,375	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, Reg S, 4.63%, due 10/15/39	6,343,558

	Total India	19,824,025

	Indonesia — 1.7%

	Sovereign and Sovereign Agency Issuers — 1.7%

8,500,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Reg S, 5.80%, due 05/15/50	8,167,055

2,800,000	Indonesia Government International Bonds, 4.85%, due 01/11/33	2,761,500

3,391,000	Indonesia Government International Bonds, 5.45%, due 09/20/52	3,403,716

20,200,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	19,126,875

4,900,000	Perusahaan Penerbit SBSN Indonesia III, Reg S, 4.70%, due 06/06/32	4,808,125

	Total Indonesia	38,267,271

	Iraq — 0.4%

	Corporate Debt — 0.4%

9,350,000	Pearl Petroleum Co. Ltd., Reg S, 13.00%, due 05/15/28	9,611,052

	Israel — 1.2%

	Sovereign and Sovereign Agency Issuers — 1.2%

14,283,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	16,767,623

13,300,000	Israel Government International Bonds, 4.50%, due 04/03/2120	9,771,344

	Total Israel	26,538,967

	Jamaica — 0.4%

	Corporate Debt — 0.2%

5,214,701	TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36 (d)	4,849,672

	Sovereign and Sovereign Agency Issuers — 0.2%

2,675,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	3,156,500

	Total Jamaica	8,006,172

	Jordan — 1.2%

	Sovereign and Sovereign Agency Issuers — 1.2%

29,095,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	27,031,001

Par Value†		Description	Value ($)

		Kazakhstan — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	14,880,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	14,303,400

		Kenya — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

	25,694,000	Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48	21,534,784

		Latvia — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	6,850,000	Latvia Government International Bonds, Reg S, 5.13%, due 07/30/34	6,812,873

		Lebanon — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	6,200,000	Lebanon Government International Bonds, Reg S, 6.85%, due 03/23/27 (e)	573,500

	5,047,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (e)	466,848

	55,005,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (e)	5,087,962

	19,100,000	Lebanon Government International Bonds, 8.20%, due 05/17/33 (e)	1,766,750

	51,714,000	Lebanon Government International Bonds, 8.25%, due 05/17/34 (e)	4,783,545

		Total Lebanon	12,678,605

		Mexico — 6.4%

		Sovereign and Sovereign Agency Issuers — 6.4%

	5,000,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,025,000

GBP	55,806,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	51,144,523

	110,600,000	Petroleos Mexicanos, 7.69%, due 01/23/50	86,623,026

	4,700,000	Petroleos Mexicanos, Reg S, 6.63%, due 12/28/2172	3,078,500

		Total Mexico	144,871,049

		Mongolia — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	8,800,000	Development Bank of Mongolia LLC, 11.00%, due 03/07/26	9,141,000

		Montenegro — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	1,800,000	Montenegro Government International Bonds, Reg S, 7.25%, due 03/12/31	1,868,058

		Morocco — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	2,600,000	Morocco Government International Bonds, Reg S, 6.50%, due 09/08/33	2,722,694

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Morocco — continued

	Sovereign and Sovereign Agency Issuers — continued

5,700,000	Morocco Government International Bonds, Reg S, 4.00%, due 12/15/50	3,979,341

	Total Morocco	6,702,035

	Mozambique — 0.3%

	Sovereign and Sovereign Agency Issuers — 0.3%

8,276,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31 (d)	6,879,425

	Nigeria — 0.7%

	Sovereign and Sovereign Agency Issuers — 0.7%

20,750,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	16,399,140

	Oman — 1.7%

	Sovereign and Sovereign Agency Issuers — 1.7%

36,600,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	38,216,988

	Pakistan — 0.5%

	Sovereign and Sovereign Agency Issuers — 0.5%

11,300,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36 (d)	8,771,625

4,426,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	3,439,622

	Total Pakistan	12,211,247

	Panama — 2.1%

	Sovereign and Sovereign Agency Issuers — 2.1%

8,937,000	Panama Government International Bonds, 8.13%, due 04/28/34	9,516,118

12,250,000	Panama Government International Bonds, 6.40%, due 02/14/35	11,784,500

5,100,000	Panama Government International Bonds, 8.00%, due 03/01/38	5,398,350

2,200,000	Panama Government International Bonds, 4.50%, due 04/16/50	1,479,896

23,800,000	Panama Government International Bonds, 4.50%, due 04/01/56	15,489,754

6,000,000	Panama Government International Bonds, 4.50%, due 01/19/63	3,888,780

	Total Panama	47,557,398

	Peru — 2.0%

	Sovereign and Sovereign Agency Issuers — 2.0%

6,200,000	Peru Government International Bonds, 5.88%, due 08/08/54	6,231,000

13,500,000	Peru Government International Bonds, 3.60%, due 01/15/72	8,846,719

46,645,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	30,363,096

	Total Peru	45,440,815

Par Value†		Description	Value ($)

		Philippines — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

	3,500,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (c)	4,655,000

	10,400,000	Philippines Government International Bonds, 3.20%, due 07/06/46	7,566,000

		Total Philippines	12,221,000

		Poland — 2.7%

		Sovereign and Sovereign Agency Issuers — 2.7%

	9,500,000	Republic of Poland Government International Bonds, 5.75%, due 11/16/32	9,885,320

	37,900,000	Republic of Poland Government International Bonds, 5.13%, due 09/18/34	37,617,645

	1,650,000	Republic of Poland Government International Bonds, 5.50%, due 04/04/53	1,602,133

	12,400,000	Republic of Poland Government International Bonds, 5.50%, due 03/18/54	11,980,136

		Total Poland	61,085,234

		Republic of North Macedonia — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

EUR	11,900,000	North Macedonia Government International Bonds, Reg S, 1.63%, due 03/10/28	11,309,991

		Romania — 3.3%

		Sovereign and Sovereign Agency Issuers — 3.3%

	13,200,000	Romania Government International Bonds, 144A, 6.38%, due 01/30/34	12,920,952

	10,058,000	Romania Government International Bonds, Reg S, 6.38%, due 01/30/34	9,845,374

	14,550,000	Romania Government International Bonds, 144A, 5.75%, due 03/24/35	13,393,275

EUR	4,800,000	Romania Government International Bonds, Reg S, 3.88%, due 10/29/35	4,260,814

EUR	21,300,000	Romania Government International Bonds, 144A, 5.63%, due 02/22/36	21,875,706

EUR	4,500,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	3,160,849

EUR	4,500,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	3,167,792

	5,700,000	Romania Government International Bonds, Reg S, 7.63%, due 01/17/53	5,995,146

		Total Romania	74,619,908

		Russia — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (a) (e) (g)	3,435

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (a) (e) (g)	2,600

	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (a) (e) (g)	3,400

	6,400,000	Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35 (a) (e) (g)	3,200

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†		Description	Value ($)

		Russia — continued

		Sovereign and Sovereign Agency Issuers — continued

	20,000,000	Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35 (a) (e) (g)	10,000

		Total Russia	22,635

		Rwanda — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	4,300,000	Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31 (d)	3,650,969

		Saudi Arabia — 2.5%

		Corporate Debt — 0.9%

	19,905,666	ACWA Power Management & Investments One Ltd., Reg S, 5.95%, due 12/15/39	19,806,138

		Sovereign and Sovereign Agency Issuers — 1.6%

	8,900,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	7,662,344

	11,200,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	10,013,500

	29,600,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	19,332,500

			37,008,344

		Total Saudi Arabia	56,814,482

		Senegal — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	10,750,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48	7,753,437

		Serbia — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	9,500,000	Serbia International Bonds, 144A, 6.00%, due 06/12/34	9,497,055

EUR	8,500,000	Serbia International Bonds, Reg S, 2.05%, due 09/23/36	6,843,444

		Total Serbia	16,340,499

		South Africa — 2.6%

		Sovereign and Sovereign Agency Issuers — 2.6%

	2,850,000	Eskom Holdings SOC Ltd., Reg S, 8.45%, due 08/10/28	2,984,492

ZAR	150,350,000	Eskom Holdings SOC Ltd., Zero Coupon, due 12/31/32	2,524,436

	35,800,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	28,147,750

	16,550,000	Republic of South Africa Government International Bonds, 144A, 7.95%, due 11/19/54 (d)	16,653,438

	8,300,000	Transnet SOC Ltd., Reg S, 8.25%, due 02/06/28	8,507,500

ZAR	20,200,000	Transnet SOC Ltd., Reg S, 13.50%, due 04/18/28	1,182,596

		Total South Africa	60,000,212

Par Value†		Description	Value ($)

		Sri Lanka — 1.8%

		Sovereign and Sovereign Agency Issuers — 1.8%

	4,880,000	Sri Lanka Government International Bonds, Reg S, 6.83%, due 07/18/26 (e)	3,269,600

	5,044,000	Sri Lanka Government International Bonds, Reg S, 6.20%, due 05/11/27 (e)	3,360,565

	18,600,000	Sri Lanka Government International Bonds, Reg S, 6.75%, due 04/18/28 (e)	12,578,250

	7,700,000	Sri Lanka Government International Bonds, Reg S, 7.85%, due 03/14/29 (e)	5,207,125

	23,800,000	Sri Lanka Government International Bonds, Reg S, 7.55%, due 03/28/30 (e)	16,005,500

		Total Sri Lanka	40,421,040

		Suriname — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

	14,569,312	Suriname Government International Bonds, 144A, 7.95%, due 07/15/33	13,426,495

	8,195,000	Suriname Government International Bonds, 144A, Variable Rate, 9.00%, due 12/31/50	8,154,025

		Total Suriname	21,580,520

		Tajikistan — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	5,774,000	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	5,644,085

		Trinidad And Tobago — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	16,700,000	Heritage Petroleum Co. Ltd., Reg S, 9.00%, due 08/12/29	17,467,532

	8,600,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	8,647,128

		Total Trinidad And Tobago	26,114,660

		Tunisia — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%

JPY	5,411,700,000	Tunisian Republic, 4.30%, due 08/02/30 (c)	27,037,702

JPY	380,000,000	Tunisian Republic, 4.20%, due 03/17/31 (c)	1,885,840

JPY	730,000,000	Tunisian Republic, 3.50%, due 02/03/33	3,244,661

		Total Tunisia	32,168,203

		Turkey — 3.8%

		Corporate Debt — 1.0%

	22,700,000	Zorlu Enerji Elektrik Uretim AS, 144A, 11.00%, due 04/23/30	22,813,500

		Sovereign and Sovereign Agency Issuers — 2.8%

	7,950,000	Turkiye Government International Bonds, 6.50%, due 01/03/35	7,625,640

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Turkey — continued

	Sovereign and Sovereign Agency Issuers — continued

20,800,000	Turkiye Government International Bonds, 4.88%, due 04/16/43	15,132,000

51,313,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	39,992,326

		62,749,966

	Total Turkey	85,563,466

	Ukraine — 1.6%

	Sovereign and Sovereign Agency Issuers — 1.6%

5,000,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (e)	3,387,500

2,211,014	Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/30 (d)	1,122,090

12,984,014	Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/34 (d)	5,128,686

8,032,412	Ukraine Government International Bonds, Step Up, 144A, 1.75%, due 02/01/34	4,198,140

6,982,158	Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/35	4,070,598

13,555,124	Ukraine Government International Bonds, Step Up, 144A, 1.75%, due 02/01/35	6,940,223

5,818,464	Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/36 (d)	3,374,709

14,953,917	Ukraine Government International Bonds, Step Up, 144A, 1.75%, due 02/01/36 (d)	7,521,820

180,000	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (e)	137,700

	Total Ukraine	35,881,466

	United Arab Emirates — 1.2%

	Sovereign and Sovereign Agency Issuers — 1.2%

13,200,000	Abu Dhabi Government International Bonds, Reg S, 3.13%, due 09/30/49	9,231,816

10,300,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	6,891,318

16,400,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	11,638,875

	Total United Arab Emirates	27,762,009

	United States — 1.9%

	Asset-Backed Securities — 0.2%

455,376	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.96%, due 12/15/35	448,893

75,672	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 4.96%, due 12/15/35	75,545

Par Value†		Description	Value ($)

		United States — continued

		Asset-Backed Securities — continued

	367,832	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 4.92%, due 05/15/36	350,217

	5,759,304	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 4.85%, due 11/25/36	1,849,926

	5,811,189	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 4.92%, due 11/25/36	1,866,594

	2,968,709	WaMu Asset-Backed Certificates WaMu Trust, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.06%, due 04/25/37	1,108,474

			5,699,649

		U.S. Government — 1.7%

	29,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.67%, due 10/31/26	29,528,624

	8,300,000	U.S. Treasury Notes, 3.88%, due 11/30/27 (h)	8,243,586

			37,772,210

		Total United States	43,471,859

		Uruguay — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	1,900,000	Oriental Republic of Uruguay, 5.25%, due 09/10/60	1,808,800

UYU	622,600,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	14,448,271

	2,218,000	Uruguay Government International Bonds, 5.10%, due 06/18/50	2,132,052

		Total Uruguay	18,389,123

		Uzbekistan — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	3,300,000	Jscb Agrobank, 144A, 9.25%, due 10/02/29 (d)	3,400,023

	5,200,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,395,768

	7,200,000	Uzbek Industrial & Construction Bank ATB, Reg S, 8.95%, due 07/24/29	7,346,232

	9,850,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	8,695,703

		Total Uzbekistan	23,837,726

		Venezuela — 2.7%

		Sovereign and Sovereign Agency Issuers — 2.7%

	101,165,000	C.A. La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (c) (e)	5,058,250

	49,667,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (e)	4,619,031

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Venezuela — continued

	Sovereign and Sovereign Agency Issuers — continued

12,300,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (e)	1,297,650

159,800,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/49 (e)	14,728,766

29,228,000	Venezuela Government International Bonds, Reg S, 7.75%, due 10/13/19 (e)	3,447,150

13,200,000	Venezuela Government International Bonds, Reg S, 6.00%, due 12/09/20 (e)	1,455,828

21,550,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (e)	3,069,582

136,993,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (e)	17,809,090

64,400,000	Venezuela Government International Bonds, Reg S, 11.95%, due 08/05/31 (e)	9,016,000

	Total Venezuela	60,501,347

	Vietnam — 0.3%

	Sovereign and Sovereign Agency Issuers — 0.3%

7,318,000	Vietnam Government International Bonds, Variable Rate, U.S. (Fed) Prime Rate + 0.81%, 6.88%, due 03/13/28	7,242,625

	Zambia — 0.8%

	Sovereign and Sovereign Agency Issuers — 0.8%

12,083,399	Zambia Government International Bonds, Reg S, Step Up, 5.75%, due 06/30/33	10,690,033

11,343,974	Zambia Government International Bonds, Reg S, 0.50%, due 12/31/53	6,441,250

	Total Zambia	17,131,283

	TOTAL DEBT OBLIGATIONS (COST $2,601,327,627)	2,149,974,153

	LOAN ASSIGNMENTS — 1.2%

	Chad — 0.1%

3,069,827	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 10.52%, due 12/31/27 (a)	2,910,023

	Kenya — 0.0%

491,667	Kenya Government International Bonds, Variable Rate, 12.58%, due 04/10/25 (a)	487,477

	Serbia — 0.6%

12,400,000	Telekom Srbija AD Beograd, Variable Rate, 9.55%, due 06/13/29 (c)	13,070,935

	Turkey — 0.5%

11,089,286	Meridiam Eastern Europe Investment S.à.r.l Loan Agreement, 8.85%, due 06/23/28 (a)	11,484,226

	TOTAL LOAN ASSIGNMENTS (COST $29,441,801)	27,952,661

Par Value† / Shares		Description	Value ($)

		LOAN PARTICIPATIONS — 0.3%

		Angola — 0.2%

	4,392,857	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	4,196,101

		Iraq — 0.0%

EUR	392,155	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (a)	366,436

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (c) (e)	3

		Sudan — 0.1%

CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (e)	604,473

CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (e)	263,328

		Total Sudan	867,801

		TOTAL LOAN PARTICIPATIONS (COST $62,091,906)	5,430,341

		INVESTMENT FUNDS — 0.5%

		Colombia — 0.5%

	9,300,000	Bona Fide Investment Holdings II LLC (a) (i) (j)	12,251,383

		TOTAL INVESTMENT FUNDS (COST $9,300,000)	12,251,383

		RIGHTS/WARRANTS — 1.3%

		Argentina — 1.0%

EUR	246,989,676	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (k)	21,519,964

JPY	1,723,445,000	Argentina Republic Government International Bonds GDP Linked, Variable Rate, Expires 12/15/35 (a) (k)	172,903

		Total Argentina	21,692,867

		Ukraine — 0.3%

	10,646,000	Ukraine Government International Bonds GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (k)	8,011,115

		TOTAL RIGHTS/WARRANTS (COST $42,051,371)	29,703,982

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.5%

	Money Market Funds — 0.4%

8,316,455	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (l)	8,316,455

	Repurchase Agreements — 3.1%

9,312,500	Nomura Securities International, Inc. Repurchase Agreement, dated, 09/05/24 maturing on 09/09/25 with a maturity value of $9,722,948 and an effective yield of 4.30%, collateralized by a U.S. Treasury Note with maturity date 02/21/28 and a market value of $9,620,400.	9,312,500

61,999,411	Nomura Securities International, Inc. Repurchase Agreement, dated, 09/05/24 maturing on 12/02/24 with a maturity value of $62,022,971 and an effective yield of 4.56%, collateralized by a U.S. Treasury Note with maturity date 05/31/27 and a market value of $62,474,625.	61,999,411

	Total Repurchase Agreements	71,311,911

	TOTAL SHORT-TERM INVESTMENTS (COST $79,628,366)	79,628,366

	TOTAL INVESTMENTS — 101.1% (Cost $2,823,841,071)	2,304,940,886

	SECURITIES SOLD SHORT — (0.4)%

	Sovereign and Sovereign Agency Issuers — (0.4)%

	Egypt — (0.4)%

(10,000,000)	Egypt Government International Bonds, 6.59, due 02/21/28	(9,620,400)

	TOTAL Sovereign and Sovereign Agency Issuers (PROCEEDS $9,330,000)	(9,620,400)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $(9,330,000))	(9,620,400)

	Other Assets and Liabilities (net) — (1.1)%	(24,773,077)

	TOTAL NET ASSETS — 100.0%	$2,280,167,809

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.5%	$12,251,383

GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	11,074,690	0.0%	3,435

GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,288,053	0.0%	2,600

GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	10,860,211	0.0%	3,400

Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35	10/11/19	6,796,637	0.0%	3,200

Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35	03/21/19	20,000,000	0.0%	10,000

				$12,274,018

A summary of outstanding financial instruments at November 30, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/03/2024	MSCI	BRL	35,000,000	USD	6,384,997	567,952
02/04/2025	MSCI	BRL	25,100,000	USD	4,284,373	144,987
02/20/2025	MSCI	COP	112,940,000,000	USD	25,351,461	132,832
01/14/2025	SSB	EUR	148,500,000	USD	158,126,839	906,662
01/15/2025	MSCI	GBP	42,800,000	USD	55,928,729	1,472,187
12/10/2024	SSB	EUR	260,000	USD	272,305	(2,525)
01/14/2025	DB	JPY	3,640,100,000	USD	23,771,380	(694,899)
12/03/2024	BCLY	USD	1,704,405	BRL	9,900,000	(59,012)
12/03/2024	MSCI	USD	4,319,394	BRL	25,100,000	(147,741)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/10/2025	JPM	HKD	714,000,000	USD	91,977,122	163,439
12/10/2024	DB	USD	1,398,302	EUR	1,340,000	18,127
01/14/2025	MSCI	USD	4,482,177	PEN	17,000,000	53,519
01/15/2025	BCLY	USD	15,941,377	TRY	602,600,000	680,780
02/28/2025	MSCI	USD	1,291,842	ZAR	23,700,000	13,381
01/23/2025	MSCI	USD	4,486,604	IDR	70,000,000,000	(78,712)

						$3,170,977

Reverse Repurchase Agreements(m)
Face Value		Description	Value ($)

USD	(290,468)	Bank of New York Mellon, 4.00%, dated 11/01/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(290,468)

USD	(1,980,882)	Barclays Bank PLC, 1.20%, dated 01/31/24, (Collateral: Honduras Government International Bonds, Reg S, 5.63%, due 06/24/30), to be repurchased on demand at face value plus accrued interest.	(1,980,882)

USD	(1,457,953)	Barclays Bank PLC, 3.80%, dated 08/15/24, (Collateral: TransJamaican Highway Ltd., Reg S, 5.75%, due 10/10/36), to be repurchased on demand at face value plus accrued interest.	(1,457,953)

USD	(1,844,829)	Barclays Bank PLC, 3.45%, dated 09/09/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,844,829)

USD	(3,422,296)	Barclays Bank PLC, 3.00%, dated 11/25/24, (Collateral: Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42), to be repurchased on demand at face value plus accrued interest.	(3,422,296)

USD	(3,156,609)	JP Morgan Securities PLC, 4.25%, dated 11/08/24, (Collateral: Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31), to be repurchased on demand at face value plus accrued interest.	(3,156,609)

USD	(7,144,775)	Morgan Stanley & Co. International PLC, 4.10%, dated 05/16/24, (Collateral: Argentina Republic Government International Bonds, Step Up, 5.00%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(7,144,775)

USD	(695,234)	Morgan Stanley & Co. International PLC, 4.10%, dated 09/11/24, (Collateral: Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36), to be repurchased on demand at face value plus accrued interest.	(695,234)

USD	(491,839)	Morgan Stanley & Co. International PLC, 3.60%, dated 10/18/24, (Collateral: Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/34), to be repurchased on demand at face value plus accrued interest.	(491,839)

USD	(3,181,473)	Morgan Stanley & Co. International PLC, 3.60%, dated 10/21/24, (Collateral: Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/34), to be repurchased on demand at face value plus accrued interest.	(3,181,473)

USD	(916,665)	Morgan Stanley & Co. International PLC, 3.25%, dated 10/25/24, (Collateral: Jscb Agrobank, 144A, 9.25%, due 10/02/29), to be repurchased on demand at face value plus accrued interest.	(916,665)

USD	(2,709,431)	Morgan Stanley & Co. International PLC, 4.10%, dated 11/01/24, (Collateral: Argentina Republic Government International Bonds, Step Up, 5.00%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(2,709,431)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Reverse Repurchase Agreements(m)
Face Value		Description	Value ($)

USD	(3,638,355)	Morgan Stanley & Co. International PLC, 4.10%, dated 11/04/24, (Collateral: Argentina Republic Government International Bonds, Step Up, 5.00%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(3,638,355)

USD	(1,469,134)	Morgan Stanley & Co. International PLC, 4.25%, dated 11/06/24, (Collateral: Ecuador Government International Bonds, Reg S, Zero Coupon, Zero Coupon, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(1,469,134)

USD	(4,489,875)	Morgan Stanley & Co. International PLC, 4.05%, dated 11/07/24, (Collateral: Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47), to be repurchased on demand at face value plus accrued interest.	(4,489,875)

USD	(873,612)	Morgan Stanley & Co. International PLC, 4.10%, dated 11/08/24, (Collateral: Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/30), to be repurchased on demand at face value plus accrued interest.	(873,612)

USD	(887,210)	Morgan Stanley & Co. International PLC, 3.85%, dated 11/14/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(887,210)

USD	(632,450)	Morgan Stanley & Co. International PLC, 3.50%, dated 11/18/24, (Collateral: Ghana Government International Bonds, 144A, Zero Coupon, Zero Coupon, due 01/03/30), to be repurchased on demand at face value plus accrued interest.	(632,450)

USD	(213,577)	Morgan Stanley & Co. International PLC, 3.25%, dated 11/18/24, (Collateral: Ukraine Government International Bonds, Step Up, 144A, Zero Coupon, due 02/01/36), to be repurchased on demand at face value plus accrued interest.	(213,577)

USD	(7,908,688)	Morgan Stanley & Co. International PLC, 4.25%, dated 11/19/24, (Collateral: Republic of South Africa Government International Bonds, 144A, 7.95%, due 11/19/54), to be repurchased on demand at face value plus accrued interest.	(7,908,688)

USD	(5,162,236)	Morgan Stanley & Co. International PLC, 3.35%, dated 11/29/24, (Collateral: Ukraine Government International Bonds, Step Up, 144A, 1.75%, due 02/01/36), to be repurchased on demand at face value plus accrued interest.	(5,162,236)

USD	(2,434,050)	Nomura International PLC, 4.05%, dated 10/02/24, (Collateral: Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47), to be repurchased on demand at face value plus accrued interest.	(2,434,050)

USD	(7,295,790)	Nomura International PLC, 4.05%, dated 10/21/24, (Collateral: Bahrain Government International Bonds, Reg S, 7.50%, due 09/20/47), to be repurchased on demand at face value plus accrued interest.	(7,295,790)

USD	(997,583)	Nomura International PLC, 3.50%, dated 10/24/24, (Collateral: Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38), to be repurchased on demand at face value plus accrued interest.	(997,583)

USD	(289,748)	Nomura International PLC, 4.00%, dated 11/01/24, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(289,748)

USD	(6,091,014)	Nomura International PLC, 4.25%, dated 11/08/24, (Collateral: Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31), to be repurchased on demand at face value plus accrued interest.	(6,091,014)

USD	(488,620)	Nomura International PLC, 4.00%, dated 11/13/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40), to be repurchased on demand at face value plus accrued interest.	(488,620)

USD	(505,612)	Nomura Securities International, Inc., 4.00%, dated 11/20/24, (Collateral: Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40), to be repurchased on demand at face value plus accrued interest.	(505,612)

			$(70,670,008)

		Average balance outstanding	$(24,709,762)

		Average interest rate (net)	(4.85)%

		Maximum balance outstanding	$(82,603,644)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S42	USD	156,600,000	1.00%	1.57%	N/A	12/20/2029	Quarterly	$4,713,660	$3,909,206	$(804,454)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Petrobras Global Finance BV	CITI	USD	36,900,000	1.00%	0.33%	N/A	12/20/2024	Quarterly	585,824	(14,317)	(600,141)
Republic of Turkey	BCLY	USD	12,700,000	1.00%	0.48%	N/A	12/20/2024	Quarterly	1,582,287	(3,821)	(1,586,108)
Republic of Turkey	CITI	USD	17,900,000	1.00%	0.48%	N/A	12/20/2024	Quarterly	1,213,688	(5,385)	(1,219,073)
Commonwealth of Bahamas	DB	EUR	6,618,453	1.00%	4.08%	N/A	06/20/2025	Quarterly	581,416	15,597	(565,819)
Republic of Brazil	MORD	USD	12,700,000	1.00%	0.76%	N/A	12/20/2026	Quarterly	(63,507)	(59,229)	4,278
Republic of Colombia	MORD	USD	45,300,000	1.00%	0.84%	N/A	12/20/2026	Quarterly	(125,808)	(138,548)	(12,740)
Republic of South Africa Government International Bonds	JPM	USD	34,300,000	1.00%	0.75%	N/A	12/20/2026	Quarterly	(234,412)	(168,604)	65,808
Republic of Egypt	CITI	USD	2,300,000	1.00%	4.53%	N/A	12/20/2027	Quarterly	655,500	217,545	(437,955)
Republic of Egypt	JPM	USD	2,500,000	1.00%	4.53%	N/A	12/20/2027	Quarterly	690,000	236,462	(453,538)
Republic of Egypt	JPM	USD	2,500,000	1.00%	4.53%	N/A	12/20/2027	Quarterly	725,000	236,462	(488,538)
Kingdom of Bahrain	MORD	USD	5,400,000	1.00%	1.50%	N/A	06/20/2028	Quarterly	401,901	88,156	(313,745)
Republic of Turkey	MORD	USD	1,600,000	1.00%	1.99%	N/A	06/20/2028	Quarterly	350,661	51,326	(299,335)
Israel Government International
Bonds	BOA	USD	9,500,000	1.00%	1.10%	N/A	12/20/2029	Quarterly	211,213	44,879	(166,334)
Israel Government International
Bonds	JPM	USD	3,800,000	1.00%	1.10%	N/A	12/20/2029	Quarterly	76,240	17,952	(58,288)
Republic of South Africa Government International Bonds	MORD	USD	21,500,000	1.00%	1.83%	N/A	12/20/2029	Quarterly	784,877	796,657	11,780
United States of Mexico	MORD	USD	29,400,000	1.00%	1.24%	N/A	12/20/2029	Quarterly	273,879	318,219	44,340
United States of Mexico	GS	USD	14,700,000	1.00%	1.56%	N/A	09/20/2031	Quarterly	1,940,881	475,646	(1,465,235)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	8,813,161	1.00%	4.08%	8,813,161 USD	06/20/2025	Quarterly	(724,990)	(16,895)	708,095
Turkiye Government International Bonds	CITI	USD	10,000,000	1.00%	2.36%	10,000,000 USD	06/20/2029	Quarterly	(729,758)	(543,443)	186,315

									$8,194,892	$1,548,659	$(6,646,233)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
BRL-CDI	11.50%	BRL	363,607,134	01/04/2027	At Maturity	(56,247)	(2,781,266)	(2,725,019)
USD-SOFR-COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	601,051	445,970
BRL-CDI	12.50%	BRL	473,484,000	01/02/2029	At Maturity	(489,622)	(3,605,935)	(3,116,313)
5.00%	CL-CLICP-Bloomberg	CLP	27,100,000,000	03/20/2034	Semi-Annually	(633,977)	132,361	766,338
2.70%	EURIBOR	EUR	22,900,000	03/20/2034	Semi-Annually	(786,579)	(1,118,011)	(331,432)
2.80%	THB-THOR	THB	930,000,000	03/20/2034	Quarterly	(86,159)	(1,581,887)	(1,495,728)
1.10%	JPY-TONA-OIS-COMPOUND	JPY	7,694,000,000	09/18/2034	Annually	(96,109)	(213,160)	(117,051)
USD-SOFR-COMPOUND	4.00%	USD	52,600,000	09/18/2034	Annually	494,670	1,247,692	753,022
ZAR-JIBAR-SAFEX	9.15%	ZAR	538,000,000	03/20/2039	Quarterly	245,668	614,799	369,131
2.40%	EURIBOR	EUR	27,000,000	03/20/2054	Semi-Annually	(868,269)	(2,652,699)	(1,784,430)
3.70%	GBP-SONIA-COMPOUND	GBP	25,000,000	03/20/2054	Annually	(741,386)	1,029,400	1,770,786

						$(2,862,929)	$(8,327,655)	$(5,464,726)

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs.

(d)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(e)	Security is in default.

(f)	Security is backed by the United States International Development Finance Corporation.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(i)	Affiliated company.

(j)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(l)	The rate disclosed is the 7 day net yield as of November 30, 2024.

(m)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDI - Certificado de Deposito Interbancario

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SAFEX - South African Futures Exchange

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2024.

THOR - Thai Overnight Repurchase Rate

TONA - Tokyo Overnight Average Rate

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazilian Real

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

DOP - Dominican Republic Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

JPY - Japanese Yen

PEN - Peruvian Sol

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 59.1%

	Corporate Debt — 27.2%

	Canada — 0.9%

450,000	Air Canada, 144A, 3.88%, due 08/15/26	439,016

415,000	Enerflex Ltd., 144A, 9.00%, due 10/15/27	433,178

300,000	goeasy Ltd., 144A, 9.25%, due 12/01/28	321,090

	Total Canada	1,193,284

	Italy — 0.3%

400,000	Optics Bidco SpA, 144A, 7.72%, due 06/04/38	420,517

	Japan — 0.3%

350,000	Rakuten Group, Inc., 144A, 11.25%, due 02/15/27	381,583

	United Kingdom — 1.1%

400,000	Harbour Energy PLC, 144A, 5.50%, due 10/15/26	398,216

400,000	Jaguar Land Rover Automotive PLC, 144A, 4.50%, due 10/01/27	386,716

300,000	Rolls-Royce PLC, 144A, 3.63%, due 10/14/25	296,042

450,000	Vmed O2 U.K. Financing I PLC, 144A, 4.75%, due 07/15/31	396,435

	Total United Kingdom	1,477,409

	United States — 24.6%

500,000	ACCO Brands Corp., 144A, 4.25%, due 03/15/29	464,357

400,000	ADT Security Corp., 144A, 4.88%, due 07/15/32	372,303

400,000	Adtalem Global Education, Inc., 144A, 5.50%, due 03/01/28	393,130

450,000	AECOM, 5.13%, due 03/15/27	446,749

350,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 144A, 8.63%, due 06/15/29	369,328

500,000	Allison Transmission, Inc., 144A, 3.75%, due 01/30/31	449,423

400,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 144A, 6.63%, due 02/01/32	406,457

450,000	ASGN, Inc., 144A, 4.63%, due 05/15/28	430,849

450,000	Ashland, Inc., 144A, 3.38%, due 09/01/31	392,196

150,000	Ball Corp., 6.00%, due 06/15/29	152,587

450,000	Block, Inc., 144A, 6.50%, due 05/15/32	461,689

350,000	Brandywine Operating Partnership LP, 8.88%, due 04/12/29	377,967

350,000	Bread Financial Holdings, Inc., 144A, 9.75%, due 03/15/29	375,829

400,000	Brink’s Co., 144A, 6.75%, due 06/15/32	408,212

350,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	332,381

400,000	Carnival Corp., 144A, 7.63%, due 03/01/26	402,596

400,000	Carpenter Technology Corp., 6.38%, due 07/15/28	401,318

500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 144A, 4.25%, due 01/15/34	416,897

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

450,000	Clearway Energy Operating LLC, 144A, 4.75%, due 03/15/28	436,718

300,000	CNX Resources Corp., 144A, 6.00%, due 01/15/29	300,124

450,000	Cogent Communications Group LLC, 144A, 3.50%, due 05/01/26	436,324

400,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 02/01/26	396,614

250,000	CTR Partnership LP/CareTrust Capital Corp., 144A, 3.88%, due 06/30/28	237,269

350,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 144A, 8.63%, due 03/15/29	364,924

450,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 144A, 5.88%, due 08/15/27	442,203

500,000	DT Midstream, Inc., 144A, 4.13%, due 06/15/29	474,946

400,000	Dycom Industries, Inc., 144A, 4.50%, due 04/15/29	377,502

200,000	Encore Capital Group, Inc., 144A, 8.50%, due 05/15/30	211,718

400,000	EQM Midstream Partners LP, 144A, 7.50%, due 06/01/30	432,812

350,000	Esab Corp., 144A, 6.25%, due 04/15/29	356,063

450,000	Fair Isaac Corp., 144A, 5.25%, due 05/15/26	450,570

450,000	Fluor Corp., 4.25%, due 09/15/28	434,560

450,000	Fortrea Holdings, Inc., 144A, 7.50%, due 07/01/30	455,244

450,000	Fortress Transportation & Infrastructure Investors LLC, 144A, 5.50%, due 05/01/28	444,529

250,000	Gartner, Inc., 144A, 3.63%, due 06/15/29	233,537

350,000	GFL Environmental, Inc., 144A, 6.75%, due 01/15/31	362,965

150,000	Hess Midstream Operations LP, 144A, 4.25%, due 02/15/30	141,041

400,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	372,596

500,000	Howard Hughes Corp., 144A, 4.13%, due 02/01/29	467,629

150,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	140,029

400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, due 05/15/27	384,522

475,000	Iron Mountain Information Management Services, Inc., 144A, 5.00%, due 07/15/32	447,085

350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 144A, 5.00%, due 08/15/28	327,176

450,000	Lamar Media Corp., 4.00%, due 02/15/30	416,187

400,000	Live Nation Entertainment, Inc., 144A, 6.50%, due 05/15/27	405,898

300,000	M/I Homes, Inc., 4.95%, due 02/01/28	295,151

450,000	Match Group Holdings II LLC, 144A, 4.63%, due 06/01/28	431,570

450,000	Moog, Inc., 144A, 4.25%, due 12/15/27	432,964

400,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	373,276

425,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	380,351

100,000	Newell Brands, Inc., 6.88%, due 04/01/36	101,672

400,000	Newmark Group, Inc., 7.50%, due 01/12/29	424,171

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

450,000	News Corp., 144A, 3.88%, due 05/15/29	422,642

450,000	NextEra Energy Operating Partners LP, 144A, 4.50%, due 09/15/27	427,998

450,000	Nordstrom, Inc., 4.38%, due 04/01/30	411,163

400,000	Novelis Corp., 144A, 4.75%, due 01/30/30	376,426

500,000	NRG Energy, Inc., 144A, 3.63%, due 02/15/31	445,559

400,000	OneMain Finance Corp., 3.50%, due 01/15/27	384,277

350,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 7.38%, due 02/15/31	370,207

100,000	Patrick Industries, Inc., 144A, 6.38%, due 11/01/32	98,932

400,000	Phinia, Inc., 144A, 6.75%, due 04/15/29	410,576

500,000	ROBLOX Corp., 144A, 3.88%, due 05/01/30	454,448

400,000	Royal Caribbean Cruises Ltd., 144A, 4.25%, due 07/01/26	394,995

350,000	Sagicor Financial Co. Ltd., 144A, 5.30%, due 05/13/28	345,100

400,000	Seagate HDD Cayman, 5.75%, due 12/01/34	397,401

350,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 144A, 6.75%, due 08/15/32	361,963

200,000	Silgan Holdings, Inc., 4.13%, due 02/01/28	192,355

300,000	SLM Corp., 3.13%, due 11/02/26	285,529

350,000	Talen Energy Supply LLC, 144A, 8.63%, due 06/01/30	376,693

300,000	Taylor Morrison Communities, Inc., 144A, 5.75%, due 01/15/28	301,759

500,000	TEGNA, Inc., 4.63%, due 03/15/28	475,303

450,000	Tempur Sealy International, Inc., 144A, 4.00%, due 04/15/29	418,408

400,000	Tenet Healthcare Corp., 4.63%, due 06/15/28	388,136

350,000	TransDigm, Inc., 144A, 6.63%, due 03/01/32	358,501

400,000	TTM Technologies, Inc., 144A, 4.00%, due 03/01/29	373,904

500,000	Twilio, Inc., 3.63%, due 03/15/29	463,056

350,000	U.S. Cellular Corp., 6.70%, due 12/15/33	379,154

450,000	United Airlines, Inc., 144A, 4.38%, due 04/15/26	443,546

500,000	United Rentals North America, Inc., 3.75%, due 01/15/32	445,885

450,000	VF Corp., 2.95%, due 04/23/30	388,581

300,000	Viper Energy, Inc., 144A, 7.38%, due 11/01/31	312,562

450,000	Vistra Operations Co. LLC, 144A, 7.75%, due 10/15/31	477,944

400,000	Waste Management, Inc., 144A, 3.88%, due 01/15/29	388,223

450,000	WESCO Distribution, Inc., 144A, 6.63%, due 03/15/32	464,339

400,000	Western Digital Corp., 4.75%, due 02/15/26	396,925

450,000	Wyndham Hotels & Resorts, Inc., 144A, 4.38%, due 08/15/28	431,202

	Total United States	32,507,900

	Total Corporate Debt	35,980,693

	Par Value†	Description	Value ($)

		Corporate Debt — continued

		U.S. Government — 31.9%

	175,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.13%, 4.59%, due 07/31/25 (a)	174,950

	1,845,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.71%, due 01/31/26	1,846,738

	21,018,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.61%, due 04/30/26	21,016,292

	19,245,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.65%, due 07/31/26 (a)	19,255,566

		Total U.S. Government	42,293,546

		TOTAL DEBT OBLIGATIONS (COST $77,716,567)	78,274,239

		SHORT-TERM INVESTMENTS — 42.2%

		Repurchase Agreements — 17.4%

	22,999,673	Nomura Securities International, Inc. Repurchase Agreement, dated 11/29/24, maturing on 12/02/24 with a maturity value of $23,008,413 and an effective yield of 4.56%, collateralized by a U.S. Treasury Note with maturity date 05/31/27 and a market value of $23,175,962.	22,999,673

		Sovereign and Sovereign Agency Issuers — 22.7%

JPY	1,010,000,000	Japan Treasury Discount Bills, Zero Coupon, due 12/23/24	6,750,077

JPY	1,766,000,000	Japan Treasury Discount Bills, Zero Coupon, due 01/20/25	11,801,427

JPY	1,720,000,000	Japan Treasury Discount Bills, Zero Coupon, due 01/27/25	11,493,785

		Total Sovereign and Sovereign Agency Issuers	30,045,289

		Money Market Funds — 2.1%

	2,755,415	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (b)	2,755,415

		TOTAL SHORT-TERM INVESTMENTS (COST $56,181,094)	55,800,377

		TOTAL INVESTMENTS — 101.3% (Cost $133,897,661)	134,074,616

		Other Assets and Liabilities (net) — (1.3)%	(1,707,625)

		TOTAL NET ASSETS — 100.0%	$132,366,991

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

A summary of outstanding financial instruments at November 30, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/23/2024	MSCI	JPY	1,475,000,000	USD	10,406,728	521,584
01/21/2025	SSB	JPY	1,766,000,000	USD	12,003,781	124,098
01/27/2025	SSB	JPY	1,720,000,000	USD	11,625,269	46,802
12/23/2024	DB	USD	3,045,628	JPY	465,000,000	70,705

						$763,189

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
13	U.S. Treasury Note 10 Yr. (CBT)	March 2025	1,445,438	9,323
14	U.S. Treasury Note 2 Yr. (CBT)	March 2025	2,885,531	8,624
37	U.S. Treasury Note 5 Yr. (CBT)	March 2025	3,981,258	32,906

			$8,312,227	$50,853

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HY.43.V1	USD	12,043,000	5.00%	0.66%	12,043,000 USD	12/20/2029	Quarterly	$971,802	$1,034,614	$62,812

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	22,866,000	12/20/2024	Quarterly	(71)	1,566,942	1,567,013
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	56,673,000	12/20/2024	Quarterly	524	909,968	909,444

							$453	$2,476,910	$2,476,457

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2024.

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

SOFR - Secured Overnight Financing Rate

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 48.4%

	Canada — 0.5%

	Corporate Debt — 0.5%

150,000	CI Financial Corp., 3.20%, due 12/17/30	131,243

150,000	TransCanada PipeLines Ltd., 4.25%, due 05/15/28	147,775

150,000	TransCanada PipeLines Ltd., 4.10%, due 04/15/30	144,308

	Total Canada	423,326

	China — 0.2%

	Corporate Debt — 0.2%

200,000	Alibaba Group Holding Ltd., 3.15%, due 02/09/51	137,056

	United Kingdom — 0.5%

	Corporate Debt — 0.5%

100,000	BAT Capital Corp., 7.08%, due 08/02/43	112,344

100,000	BAT Capital Corp., 4.54%, due 08/15/47	83,013

150,000	BAT Capital Corp., 7.08%, due 08/02/53	171,842

	Total United Kingdom	367,199

	United States — 47.2%

	Corporate Debt — 21.3%

150,000	3M Co., 2.25%, due 09/19/26	143,858

150,000	3M Co., 2.88%, due 10/15/27	143,620

150,000	3M Co., 2.38%, due 08/26/29	135,804

150,000	Aflac, Inc., 3.60%, due 04/01/30	142,902

100,000	Aflac, Inc., 4.75%, due 01/15/49	91,564

100,000	Altria Group, Inc., 6.88%, due 11/01/33	111,173

100,000	Altria Group, Inc., 5.80%, due 02/14/39	102,762

200,000	Altria Group, Inc., 3.40%, due 02/04/41	152,079

150,000	Apple, Inc., 3.45%, due 02/09/45	120,855

150,000	Apple, Inc., 4.38%, due 05/13/45	138,314

150,000	Apple, Inc., 4.65%, due 02/23/46	142,991

100,000	Arizona Public Service Co., 5.55%, due 08/01/33	102,369

150,000	Bank of New York Mellon Corp., Variable Rate, 3.44%, due 02/07/28	146,026

150,000	Bank of New York Mellon Corp., Variable Rate, 5.83%, due 10/25/33	158,806

150,000	Bank of New York Mellon Corp., Variable Rate, 6.47%, due 10/25/34	165,483

150,000	Blackrock, Inc., 3.20%, due 03/15/27	146,239

150,000	Blackrock, Inc., 2.40%, due 04/30/30	134,520

200,000	Blackrock, Inc., 1.90%, due 01/28/31	171,194

150,000	Boston Properties LP, REIT, 5.75%, due 01/15/35	150,498

150,000	Bristol-Myers Squibb Co., 3.25%, due 02/27/27	146,367

150,000	Bristol-Myers Squibb Co., 5.50%, due 02/22/44	154,579

150,000	Bristol-Myers Squibb Co., 6.25%, due 11/15/53	168,253

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

100,000	Broadcom, Inc., 144A, 3.19%, due 11/15/36	82,206

150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	145,564

150,000	Capital One Financial Corp., Variable Rate, 5.82%, due 02/01/34	154,256

150,000	Carlisle Cos., Inc., 3.75%, due 12/01/27	146,178

150,000	Carlisle Cos., Inc., 2.75%, due 03/01/30	135,543

150,000	CH Robinson Worldwide, Inc., 4.20%, due 04/15/28	147,517

100,000	Citizens Financial Group, Inc., Variable Rate, 5.84%, due 01/23/30	102,702

150,000	Citizens Financial Group, Inc., Variable Rate, 5.72%, due 07/23/32	153,050

100,000	Citizens Financial Group, Inc., Variable Rate, 6.65%, due 04/25/35	108,309

150,000	Columbia Pipeline Group, Inc., 5.80%, due 06/01/45	150,924

150,000	Corning, Inc., 5.35%, due 11/15/48	146,953

200,000	Corning, Inc., 4.38%, due 11/15/57	164,443

100,000	Cummins, Inc., 5.45%, due 02/20/54	102,572

200,000	Enstar Group Ltd., 4.95%, due 06/01/29	198,609

100,000	Fidelity National Information Services, Inc., 1.15%, due 03/01/26	95,644

100,000	Fidelity National Information Services, Inc., 1.65%, due 03/01/28	90,800

150,000	Fidelity National Information Services, Inc., 3.10%, due 03/01/41	113,601

100,000	Fifth Third Bancorp, Variable Rate, 5.63%, due 01/29/32	102,828

150,000	Fiserv, Inc., 5.45%, due 03/15/34	153,482

100,000	Fox Corp., 6.50%, due 10/13/33	107,322

100,000	Fox Corp., 5.48%, due 01/25/39	98,291

150,000	Fox Corp., 5.58%, due 01/25/49	146,025

300,000	FS KKR Capital Corp., 3.13%, due 10/12/28	273,356

250,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	238,520

150,000	Gilead Sciences, Inc., 2.95%, due 03/01/27	145,109

150,000	Goldman Sachs Bank USA, Variable Rate, 5.28%, due 03/18/27	150,971

100,000	Goldman Sachs Group, Inc., Variable Rate, 3.62%, due 03/15/28	97,367

150,000	Goldman Sachs Group, Inc., Variable Rate, 4.22%, due 05/01/29	147,193

150,000	Hasbro, Inc., 3.55%, due 11/19/26	146,720

150,000	Hasbro, Inc., 3.90%, due 11/19/29	142,506

150,000	Hasbro, Inc., 6.05%, due 05/14/34	154,376

150,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	140,029

100,000	Illumina, Inc., 4.65%, due 09/09/26	99,622

150,000	International Flavors & Fragrances, Inc., 5.00%, due 09/26/48	134,640

150,000	Jacobs Engineering Group, Inc., 6.35%, due 08/18/28	157,175

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

150,000	JPMorgan Chase & Co., Variable Rate, 4.91%, due 07/25/33	149,866

150,000	KeyCorp, Variable Rate, 4.79%, due 06/01/33	144,545

150,000	Kinder Morgan, Inc., 5.20%, due 06/01/33	149,933

150,000	Kinder Morgan, Inc., 5.55%, due 06/01/45	146,481

100,000	Lazard Group LLC, 4.50%, due 09/19/28	98,689

100,000	Lazard Group LLC, 4.38%, due 03/11/29	98,112

100,000	Leidos, Inc., 4.38%, due 05/15/30	96,317

100,000	Leidos, Inc., 2.30%, due 02/15/31	85,697

150,000	Leidos, Inc., 5.75%, due 03/15/33	154,585

150,000	Lennox International, Inc., 5.50%, due 09/15/28	153,752

100,000	Lowe’s Cos., Inc., 4.45%, due 04/01/62	82,447

150,000	Lowe’s Cos., Inc., 5.85%, due 04/01/63	154,272

100,000	M&T Bank Corp., Variable Rate, 4.55%, due 08/16/28	99,151

150,000	M&T Bank Corp., Variable Rate, 7.41%, due 10/30/29	161,822

100,000	M&T Bank Corp., Variable Rate, 5.05%, due 01/27/34	97,188

150,000	MasTec, Inc., 5.90%, due 06/15/29	153,941

250,000	Meta Platforms, Inc., 4.65%, due 08/15/62	225,617

150,000	Morgan Stanley, Variable Rate, 1.59%, due 05/04/27	143,328

150,000	Morgan Stanley, Variable Rate, 3.77%, due 01/24/29	145,692

150,000	Morgan Stanley, Variable Rate, 4.43%, due 01/23/30	147,721

100,000	Netflix, Inc., 4.38%, due 11/15/26	99,864

100,000	Netflix, Inc., 4.88%, due 04/15/28	101,020

100,000	Netflix, Inc., 6.38%, due 05/15/29	107,091

150,000	Northern Trust Corp., 1.95%, due 05/01/30	130,782

100,000	NVIDIA Corp., 3.50%, due 04/01/50	78,708

150,000	Omega Healthcare Investors, Inc., REIT, 4.75%, due 01/15/28	148,969

200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	180,113

150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	128,863

150,000	ONEOK, Inc., 6.63%, due 09/01/53	166,664

150,000	Oracle Corp., 2.65%, due 07/15/26	145,480

150,000	Oracle Corp., 6.90%, due 11/09/52	176,104

150,000	Oracle Corp., 5.50%, due 09/27/64	145,316

150,000	Pacific Gas & Electric Co., 3.75%, due 07/01/28	144,523

100,000	Philip Morris International, Inc., 2.75%, due 02/25/26	97,808

150,000	Philip Morris International, Inc., 0.88%, due 05/01/26	142,473

150,000	Philip Morris International, Inc., 4.75%, due 02/12/27	150,648

150,000	Piedmont Operating Partnership LP, 9.25%, due 07/20/28	165,568

150,000	Pilgrim’s Pride Corp., 4.25%, due 04/15/31	139,915

150,000	Pilgrim’s Pride Corp., 3.50%, due 03/01/32	131,863

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

100,000	Pilgrim’s Pride Corp., 6.88%, due 05/15/34	109,227

150,000	PNC Financial Services Group, Inc., Variable Rate, 5.58%, due 06/12/29	153,726

150,000	PNC Financial Services Group, Inc., Variable Rate, 6.88%, due 10/20/34	167,580

150,000	Progressive Corp., 4.13%, due 04/15/47	127,698

150,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	155,171

150,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	156,323

100,000	Public Service Enterprise Group, Inc., 5.45%, due 04/01/34	102,105

150,000	Regions Financial Corp., Variable Rate, 5.50%, due 09/06/35	150,585

150,000	RTX Corp., 3.50%, due 03/15/27	146,349

150,000	RTX Corp., 4.45%, due 11/16/38	138,401

150,000	RTX Corp., 4.88%, due 10/15/40	142,920

250,000	Sabra Health Care LP, 3.20%, due 12/01/31	218,858

50,000	Simon Property Group LP, 5.85%, due 03/08/53	52,723

100,000	Synchrony Financial, 5.15%, due 03/19/29	99,213

150,000	Synovus Financial Corp., Variable Rate, 6.17%, due 11/01/30	152,720

150,000	Targa Resources Corp., 6.13%, due 03/15/33	158,273

150,000	Targa Resources Corp., 6.50%, due 02/15/53	164,928

100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, due 02/01/31	97,941

100,000	TC PipeLines LP, 3.90%, due 05/25/27	97,740

100,000	Tyson Foods, Inc., 4.55%, due 06/02/47	86,277

150,000	Ventas Realty LP, REIT, 4.40%, due 01/15/29	147,706

100,000	Ventas Realty LP, REIT, 3.00%, due 01/15/30	91,379

100,000	Ventas Realty LP, REIT, 5.63%, due 07/01/34	103,048

30,000	Verisk Analytics, Inc., 4.00%, due 06/15/25	29,861

100,000	VMware LLC, 1.40%, due 08/15/26	94,484

150,000	VMware LLC, 3.90%, due 08/21/27	146,908

150,000	Walmart, Inc., 3.95%, due 06/28/38	138,776

200,000	Walmart, Inc., 2.50%, due 09/22/41	144,309

150,000	Walmart, Inc., 4.05%, due 06/29/48	129,950

150,000	Westinghouse Air Brake Technologies Corp., 5.61%, due 03/11/34	155,024

		17,075,790

	U.S. Government — 3.5%

1,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.71%, due 01/31/26 (a)	1,101,036

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued

500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.61%, due 04/30/26 (a)	499,960

1,250,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.65%, due 07/31/26 (a)	1,250,686

		2,851,682

	U.S. Government Agency — 22.4%

10,700,000	Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/54	9,325,607

5,100,000	Government National Mortgage Association, TBA, 3.50%, due 12/20/54	4,662,373

4,000,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/54	3,995,091

		17,983,071

	Total United States	37,910,543

	TOTAL DEBT OBLIGATIONS (COST $38,300,162)	38,838,124

	MUTUAL FUNDS — 23.3%

	United States — 23.3%

	Affiliated Issuers — 23.3%

196,141	GMO Emerging Country Debt Fund, Class VI	4,095,419

602,517	GMO Opportunistic Income Fund, Class VI	14,598,981

	TOTAL MUTUAL FUNDS (COST $21,061,149)	18,694,400

	Shares / Par Value†	Description	Value ($)

		COMMON STOCKS — 16.9%

		United States — 16.9%

	65,000	Amazon.com, Inc.*	13,512,850

		TOTAL COMMON STOCKS (COST $10,097,100)	13,512,850

		SHORT-TERM INVESTMENTS — 32.5%

		Repurchase Agreements — 19.9%

	15,999,107	Nomura Securities International, Inc. Repurchase Agreement, dated, 11/29/24 maturing on 12/02/24 with a maturity value of $16,005,187 and an effective yield of 4.56%, collateralized by a U.S. Treasury Note with maturity date 05/31/27 and a market value of $16,121,738.	15,999,107

		Money Market Funds — 0.5%

	380,254	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (b)	380,254

		Sovereign and Sovereign Agency Issuers — 12.1%

JPY	1,455,000,000	Japan Treasury Discount Bills, Zero Coupon, due 01/08/25	9,723,531

		TOTAL SHORT-TERM INVESTMENTS (COST $26,610,356)	26,102,892

		TOTAL INVESTMENTS — 121.1% (Cost $96,068,767)	97,148,266

		Other Assets and Liabilities (net) — (21.1%)	(16,894,445)

		TOTAL NET ASSETS — 100.0%	$80,253,821

A summary of outstanding financial instruments at November 30, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/12/2025	SSB	AUD	470,000	USD	313,100	6,416
12/03/2024	GS	BRL	300,000	USD	52,273	2,412
12/03/2024	MSCI	BRL	1,613,667	USD	277,692	9,498
01/15/2025	CITI	CHF	390,000	USD	454,554	9,594
01/15/2025	SSB	CHF	1,283,976	USD	1,509,100	44,185
02/20/2025	BCLY	CLP	50,000,000	USD	51,409	135
01/15/2025	MSCI	CZK	2,157,132	USD	92,477	2,091
02/14/2025	SSB	EUR	1,620,000	USD	1,754,218	36,630
01/15/2025	CITI	GBP	110,000	USD	142,500	2,542
01/15/2025	MSCI	GBP	220,000	USD	285,247	5,330
02/18/2025	CITI	HUF	15,000,000	USD	38,399	148
02/18/2025	MSCI	HUF	5,230,100	USD	13,479	142

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/31/2025	MSCI	INR	16,000,000	USD	189,558	924
01/08/2025	MSCI	JPY	1,455,000,000	USD	10,294,997	522,407
02/20/2025	CITI	KRW	524,221,675	USD	377,389	315
02/14/2025	JPM	NZD	2,790,000	USD	1,666,123	12,335
02/14/2025	SSB	NZD	310,000	USD	185,707	1,953
01/23/2025	BCLY	PHP	8,000,000	USD	138,392	2,092
01/27/2025	BCLY	RON	931,041	USD	201,416	4,253
01/27/2025	BBH	RON	100,000	USD	21,725	548
01/27/2025	GS	RON	300,000	USD	64,288	758
01/21/2025	CITI	TWD	1,200,000	USD	37,730	636
01/21/2025	GS	TWD	900,000	USD	28,322	502
01/21/2025	SSB	TWD	6,045,600	USD	189,898	3,017

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/15/2025	SSB	USD	176,743	CAD	247,182	107
01/15/2025	CITI	USD	41,676	CZK	1,000,000	225
02/12/2025	DB	USD	41,149	ILS	150,000	222
01/14/2025	SSB	USD	1,858,710	JPY	284,902,084	56,207
01/15/2025	GS	USD	19,476	MXN	400,000	93
01/15/2025	MSCI	USD	57,872	MXN	1,200,000	837
01/14/2025	MSCI	USD	285,200	PEN	1,080,000	2,950
01/23/2025	CITI	USD	51,068	PHP	3,000,000	44
02/20/2025	BOA	USD	69,900	THB	2,400,000	514
01/15/2025	BCLY	USD	119,044	TRY	4,500,000	5,084
02/28/2025	MSCI	USD	403,360	ZAR	7,400,000	4,178
01/15/2025	CITI	CAD	300,000	USD	213,426	(1,212)
01/15/2025	CITI	CHF	140,000	USD	159,244	(485)
02/20/2025	GS	CLP	149,728,500	USD	153,142	(402)
01/15/2025	CITI	GBP	140,000	USD	177,360	(769)
02/12/2025	BOA	ILS	386,203	USD	104,228	(2,287)
02/20/2025	CITI	PLN	500,000	USD	121,763	(923)
02/20/2025	SSB	PLN	150,000	USD	36,273	(533)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/24/2025	SSB	SGD	50,000	USD	37,322	(99)
02/20/2025	DB	THB	1,222,300	USD	35,316	(545)
02/04/2025	CITI	USD	25,589	BRL	150,000	(852)
12/03/2024	MSCI	USD	349,107	BRL	1,913,667	(31,053)
02/04/2025	MSCI	USD	275,440	BRL	1,613,667	(9,321)
02/20/2025	GS	USD	44,888	COP	200,000,000	(230)
02/20/2025	MSCI	USD	71,636	COP	320,000,000	(182)
01/15/2025	MSCI	USD	32,762	CZK	757,132	(1,037)
01/15/2025	MSCI	USD	1,594,230	GBP	1,220,000	(41,964)
01/23/2025	CITI	USD	147,336	IDR	2,294,041,000	(2,880)
01/15/2025	DB	USD	252,584	MXN	5,019,101	(7,032)
01/15/2025	SSB	USD	68,928	MXN	1,400,000	(435)
01/15/2025	BOA	USD	177,136	NOK	1,900,000	(5,033)
01/15/2025	CITI	USD	199,551	NOK	2,200,000	(274)
01/15/2025	SSB	USD	1,704,338	NOK	18,385,429	(38,978)
02/12/2025	CITI	USD	194,431	SEK	2,100,000	(911)
02/12/2025	SSB	USD	420,606	SEK	4,502,650	(5,676)

						$586,211

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
28	U.S. Long Bond (CBT)	March 2025	3,346,000	81,755
39	U.S. Treasury Note 10 Yr. (CBT)	March 2025	4,336,312	27,969
37	U.S. Treasury Note 2 Yr. (CBT)	March 2025	7,626,047	22,792
80	U.S. Treasury Note 5 Yr. (CBT)	March 2025	8,608,125	71,148
9	U.S. Treasury Ultra 10 Yr. (CBT)	March 2025	1,033,172	6,116
29	U.S. Ultra Bond (CBT)	March 2025	3,688,438	119,761

			$28,638,094	$329,541

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.IG.S43	USD	4,000,000	1.00%	0.56%	N/A	12/20/2029	Quarterly	$(91,226)	$(95,404)	$(4,178)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.56%	3 Month AUD BBSW	AUD	6,620,000	12/18/2026	Quarterly	(501)	33,159	33,660
3.79%	3 Month AUD BBSW	AUD	3,000,000	12/18/2026	Quarterly	—	6,761	6,761
4.07%	3 Month AUD BBSW	AUD	3,500,000	12/18/2026	Quarterly	—	(4,367)	(4,367)
CAD-CORRA-OIS-COMPOUND	2.85%	CAD	4,310,000	12/18/2026	Annually	2,029	(572)	(2,601)
CAD-CORRA-OIS-COMPOUND	2.99%	CAD	1,000,000	12/18/2026	Annually	—	1,703	1,703
CHF-SARON-OIS-COMPOUND	0.27%	CHF	1,500,000	12/18/2026	Annually	—	5,263	5,263
CHF-SARON-OIS-COMPOUND	0.51%	CHF	10,300,000	12/18/2026	Annually	(10,371)	92,652	103,023
EUR - EuroSTR - COMPOUND	2.16%	EUR	1,000,000	12/18/2026	Annually	—	6,506	6,506
EUR - EuroSTR - COMPOUND	2.17%	EUR	1,500,000	12/18/2026	Annually	—	10,086	10,086
2.15%	EUR - EuroSTR - COMPOUND	EUR	810,000	12/18/2026	Annually	468	(5,101)	(5,569)
3.90%	GBP - SONIA - COMPOUND	GBP	1,000,000	12/18/2026	Annually	—	4,912	4,912
3.53%	3 Month NZD Bank Bill Rate	NZD	7,160,000	12/18/2026	Quarterly	(2,536)	12,745	15,281
USD - SOFR - COMPOUND	3.19%	USD	1,000,000	12/18/2026	Annually	—	(15,022)	(15,022)
USD - SOFR - COMPOUND	3.28%	USD	1,510,000	12/18/2026	Annually	573	(20,037)	(20,610)
3.91%	USD - SOFR - COMPOUND	USD	1,000,000	12/18/2026	Annually	—	1,241	1,241
BRL-CDI	11.80%	BRL	4,877,871	01/02/2029	At Maturity	288	(57,502)	(57,790)
MXN-TIIE ON-OIS COMPOUND	8.99%	MXN	3,000,000	12/12/2029	Annually	452	1,197	745
CL-CLICP-Bloomberg	4.94%	CLP	50,000,000	12/18/2029	Semi-annual	—	140	140
4.44%	CL-CLICP-Bloomberg	CLP	600,000,000	12/18/2029	Semi-annual	(3,811)	12,121	15,932
1.70%	CNY-CNREPOFIX=CFXS-Reuters	CNY	4,000,000	12/18/2029	Quarterly	(269)	(2,857)	(2,588)
1.78%	CNY-CNREPOFIX=CFXS-Reuters	CNY	850,000	12/18/2029	Quarterly	—	(1,056)	(1,056)
1.62%	CNY-CNREPOFIX=CFXS-Reuters	CNY	1,150,000	12/18/2029	Quarterly	—	(251)	(251)
COP-IBR-OIS-COMPOUND	8.29%	COP	700,000,000	12/18/2029	Quarterly	—	2,942	2,942
7.15%	COP-IBR-OIS-COMPOUND	COP	1,200,000,000	12/18/2029	Quarterly	(2,930)	7,454	10,384
CZK-PRIBOR-PRBO	3.09%	CZK	2,700,000	12/18/2029	Semi-annual	—	(1,744)	(1,744)
CZK-PRIBOR-PRBO	3.55%	CZK	2,300,000	12/18/2029	Semi-annual	—	579	579
HKD-HIBOR-HKAB	2.86%	HKD	3,000,000	12/18/2029	Quarterly	427	(9,744)	(10,171)
HKD-HIBOR-HKAB	3.46%	HKD	1,000,000	12/18/2029	Quarterly	—	308	308
3.33%	HKD-HIBOR-HKAB	HKD	800,000	12/18/2029	Quarterly	—	353	353
HUF-BUBOR-Reuters	5.45%	HUF	40,000,000	12/18/2029	Semi-annual	—	(3,307)	(3,307)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
ILS-TELBOR01-Reuters	4.19%	ILS	3,500,000	12/18/2029	Quarterly	1,072	6,433	5,361
4.56%	ILS-TELBOR01-Reuters	ILS	700,000	12/18/2029	Quarterly	—	(4,397)	(4,397)
4.63%	ILS-TELBOR01-Reuters	ILS	500,000	12/18/2029	Quarterly	—	(3,586)	(3,586)
4.52%	ILS-TELBOR01-Reuters	ILS	500,000	12/18/2029	Quarterly	—	(2,946)	(2,946)
4.02%	ILS-TELBOR01-Reuters	ILS	550,000	12/18/2029	Quarterly	—	125	125
6.00%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	80,000,000	12/18/2029	Semi-annual	(2,430)	1,887	4,317
2.77%	KRW-CD-KSDA-Bloomberg	KRW	700,000,000	12/18/2029	Quarterly	(152)	(3,550)	(3,398)
2.93%	KRW-CD-KSDA-Bloomberg	KRW	290,000,000	12/18/2029	Quarterly	—	(2,970)	(2,970)
2.76%	KRW-CD-KSDA-Bloomberg	KRW	210,000,000	12/18/2029	Quarterly	—	(939)	(939)
PLN-WIBOR-WIBO	4.85%	PLN	450,000	12/18/2029	Semi-annual	—	1,873	1,873
4.28%	PLN-WIBOR-WIBO	PLN	1,800,000	12/18/2029	Semi-annual	(143)	3,479	3,622
SGD-SORA-COMPOUND	2.57%	SGD	140,000	12/18/2029	Semi-annual	—	484	484
SGD-SORA-COMPOUND	2.60%	SGD	110,000	12/18/2029	Semi-annual	—	509	509
2.18%	SGD-SORA-COMPOUND	SGD	1,100,000	12/18/2029	Semi-annual	(204)	11,358	11,562
TWD-Reuters-6165	1.72%	TWD	9,000,000	12/18/2029	Quarterly	(159)	(991)	(832)
TWD-Reuters-6165	1.85%	TWD	3,200,000	12/18/2029	Quarterly	—	253	253
TWD-Reuters-6165	1.89%	TWD	4,000,000	12/18/2029	Quarterly	—	570	570
ZAR-JIBAR-SAFEX	7.51%	ZAR	12,000,000	12/18/2029	Quarterly	552	(1,081)	(1,633)
ZAR-JIBAR-SAFEX	7.73%	ZAR	2,500,000	12/18/2029	Quarterly	—	1,029	1,029
6 Month AUD BBSW	4.05%	AUD	1,530,000	12/18/2034	Semi-annual	324	(24,582)	(24,906)
6 Month AUD BBSW	4.06%	AUD	2,710,000	12/18/2034	Semi-annual	1,774	(42,396)	(44,170)
6 Month AUD BBSW	4.28%	AUD	700,000	12/18/2034	Semi-annual	—	(2,701)	(2,701)
6 Month AUD BBSW	4.60%	AUD	900,000	12/18/2034	Semi-annual	—	11,557	11,557
3.90%	6 Month AUD BBSW	AUD	400,000	12/18/2034	Semi-annual	—	9,672	9,672
4.02%	6 Month AUD BBSW	AUD	200,000	12/18/2034	Semi-annual	—	3,583	3,583
4.49%	6 Month AUD BBSW	AUD	400,000	12/18/2034	Semi-annual	—	(2,906)	(2,906)
4.46%	6 Month AUD BBSW	AUD	500,000	12/18/2034	Semi-annual	—	(2,867)	(2,867)
CAD-CORRA-OIS-COMPOUND	3.15%	CAD	400,000	12/18/2034	Annually	—	5,704	5,704
2.85%	CAD-CORRA-OIS-COMPOUND	CAD	960,000	12/18/2034	Annually	(1,129)	4,228	5,357
3.11%	CAD-CORRA-OIS-COMPOUND	CAD	200,000	12/18/2034	Annually	—	(2,321)	(2,321)
0.70%	CHF-SARON-OIS-COMPOUND	CHF	400,000	12/18/2034	Annually	1,193	(17,752)	(18,945)
0.71%	CHF-SARON-OIS-COMPOUND	CHF	2,120,000	12/18/2034	Annually	3,876	(96,495)	(100,371)
0.68%	CHF-SARON-OIS-COMPOUND	CHF	200,000	12/18/2034	Annually	—	(8,524)	(8,524)
0.67%	CHF-SARON-OIS-COMPOUND	CHF	300,000	12/18/2034	Annually	—	(12,189)	(12,189)
0.50%	CHF-SARON-OIS-COMPOUND	CHF	300,000	12/18/2034	Annually	—	(6,445)	(6,445)
EUR - EuroSTR - COMPOUND	2.24%	EUR	180,000	12/18/2034	Annually	(1,005)	4,094	5,099
2.35%	EUR - EuroSTR - COMPOUND	EUR	300,000	12/18/2034	Annually	—	(10,097)	(10,097)
2.34%	EUR - EuroSTR - COMPOUND	EUR	200,000	12/18/2034	Annually	—	(6,490)	(6,490)
GBP - SONIA -COMPOUND	3.84%	GBP	200,000	12/18/2034	Annually	—	1,090	1,090
3 Month NZD Bank Bill Rate	3.87%	NZD	1,660,000	12/18/2034	Quarterly	800	(15,455)	(16,255)
3 Month NZD Bank Bill Rate	4.14%	NZD	3,010,000	12/18/2034	Quarterly	318	11,326	11,008
3 Month SEK STIBOR	2.29%	SEK	4,000,000	12/18/2034	Quarterly	—	3,108	3,108
2.19%	3 Month SEK STIBOR	SEK	12,000,000	12/18/2034	Quarterly	2,889	716	(2,173)
2.47%	3 Month SEK STIBOR	SEK	3,000,000	12/18/2034	Quarterly	—	(6,807)	(6,807)
USD - SOFR -COMPOUND	3.26%	USD	520,000	12/18/2034	Annually	1,347	(18,998)	(20,345)
USD - SOFR -COMPOUND	3.80%	USD	200,000	12/18/2034	Annually	—	1,660	1,660
3.25%	USD - SOFR - COMPOUND	USD	340,000	12/18/2034	Annually	(507)	12,789	13,296
3.12%	USD - SOFR - COMPOUND	USD	200,000	12/18/2034	Annually	—	9,613	9,613
3.31%	USD - SOFR - COMPOUND	USD	200,000	12/18/2034	Annually	—	6,602	6,602
3.55%	USD - SOFR - COMPOUND	USD	200,000	12/18/2034	Annually	—	2,579	2,579
3.72%	USD - SOFR - COMPOUND	USD	200,000	12/18/2034	Annually	—	(349)	(349)
3.76%	USD - SOFR - COMPOUND	USD	200,000	12/18/2034	Annually	—	(888)	(888)
3.83%	USD - SOFR - COMPOUND	USD	200,000	12/18/2034	Annually	—	(2,083)	(2,083)

						$(7,765)	$(105,922)	$(98,157)

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

OTC Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
MYR-KLIBOR-BNM	3.38%	BOA	MYR	4,000,000	12/18/2029	Quarterly	$(261)	$(4,025)	$(3,764)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
	1 Day Overnight Federal Funds
Amazon.com, Inc.	Effective Rate plus 0.80%	GS	USD	13,094,250	12/26/2024	At Maturity	$—	$(418,600)	$(418,600)

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2024.

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.

BUBOR - Budapest Interbank Offered Rate

CDI - Certificado de Deposito Interbancario

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

HIBOR - Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

ILS TELBOR01 - Tel Aviv Interbank Offered Rate 1 Month denominated in Israeli Shekel.

KLIBOR - Kuala Lumpur Interbank Offered Rate

KSDA - Korean Securities Dealers Association

MIBOR - Mumbai Interbank Offer Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

PRIBOR - Prague Interbank Offered Rate

REIT - Real Estate Investment Trust

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Agreed Rate denominated in South African Rand.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - China Yuan Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan New Dollar

USD - United States Dollar

ZAR - South African Rand

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 87.9%

	Asset-Backed Securities — 67.5%

	Auto Retail Prime — 0.6%

6,847,000	Chase Auto Owner Trust, Series 24-4A, Class A3, 144A, 4.94%, due 07/25/29	6,898,166

3,000,000	Volkswagen Auto Loan Enhanced Trust, Series 24-1,Class A3, 4.63%, due 07/20/29	3,010,871

	Total Auto Retail Prime	9,909,037

	Auto Retail Subprime — 2.4%

5,000,000	Bank of America Auto Trust, Series 23-2A, Class A3, 144A, 5.74%, due 06/15/28	5,074,875

7,500,000	GM Financial Consumer Automobile Receivables Trust, Series 21-3, Class A4, 0.73%, due 08/16/27	7,323,150

6,000,000	GM Financial Consumer Automobile Receivables Trust, Series 24-1, Class A3, 4.85%, due 12/18/28	6,035,368

7,000,000	Hyundai Auto Receivables Trust, Series 24-A, Class A3, 4.99%, due 02/15/29	7,055,620

7,000,000	Nissan Auto Receivables Owner Trust, Series 23-B, Class A3, 5.93%, due 03/15/28	7,108,263

6,030,000	World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43%, due 12/17/29	6,020,549

	Total Auto Retail Subprime	38,617,825

	CMBS CDO — 0.0%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42 (a)	—

234,746	GS Mortgage Securities Corp. Trust, Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	167,256

	Total CMBS CDO	167,256

	Collateralized Loan Obligations — 7.0%

15,661,076	Gallatin CLO VIII Ltd., Series 17-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.35%, 6.01%, due 07/15/31	15,690,518

8,032,367	ICG U.S. CLO Ltd., Series 15-2RA, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.63%, 6.28%, due 01/16/33	8,040,070

12,999,900	Man GLG U.S. CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.40%, 6.02%, due 04/22/30	13,018,217

4,083,585	MidOcean Credit CLO VI, Series 16-6A, Class ARRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 5.85%, due 04/20/33	4,091,752

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

2,670,000	Midocean Credit CLO VIII, Series 18-8A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 6.08%, due 02/20/31	2,677,228

6,749,712	Mountain View CLO IX Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.04%, due 07/15/31	6,762,988

4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 6.59%, due 10/12/30	3,999,756

3,982,996	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 5.95%, due 04/22/31	3,987,373

7,925,855	OCP CLO Ltd., Series 14-6A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 5.80%, due 10/17/30	7,925,673

1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	25,423

6,900,700	OZLM XVIII Ltd., Series 18-18A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.28%, 5.94%, due 04/15/31	6,910,361

2,190,000	OZLM XXII Ltd., Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.76%, 6.41%, due 01/17/31	2,192,952

6,000,000	Rockford Tower CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.98%, 6.50%, due 05/20/31	6,016,764

389,790	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, U.S. (Fed) Prime Rate + 1.60%, 6.61%, due 06/22/30	390,489

1,792,282	Shackleton CLO Ltd., Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.88%, due 05/07/31	1,795,793

1,696,574	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.26%, 5.92%, due 04/15/31	1,697,971

1,734,514	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 6.04%, due 04/18/31	1,738,441

808,017	Steele Creek CLO Ltd., Series 17-1A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 6.17%, due 10/15/30	809,009

1,278,494	Steele Creek CLO Ltd., Series 14-1RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.95%, due 04/21/31	1,279,492

5,071,778	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.38%, 6.33%, due 06/15/31	5,077,743

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

3,921,934	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.99%, due 07/18/31	3,927,543

3,525,460	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 6.17%, due 10/15/31	3,528,791

7,704,394	Zais CLO 13 Ltd., Series 19-13A, Class A1AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.30%, 5.96%, due 07/15/32	7,707,114

554,425	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.55%, 6.21%, due 04/15/30	554,913

	Total Collateralized Loan Obligations	109,846,374

	Commercial Mortgage-Backed Securities — 21.8%

15,387,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.92%, 5.53%, due 03/15/37	14,464,344

11,037,000	BBCMS Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	9,043,414

5,297,796	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.12%, due 07/25/36	4,863,228

4,848,114	Benchmark Mortgage Trust, Series 18-B2, Class A5, Variable Rate, 3.88%, due 02/15/51	4,664,406

7,760,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	7,474,917

16,000,000	Benchmark Mortgage Trust, Series 19-B9, Class A5, 4.02%, due 03/15/52	15,279,346

6,240,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	5,788,472

3,244,000	Benchmark Mortgage Trust, Series 18-B7, Class A4, Variable Rate, 4.51%, due 05/15/53	3,173,043

19,623,000	Benchmark Mortgage Trust, Series 20-B19, Class A5, 1.85%, due 09/15/53	16,415,201

7,442,000	Benchmark Mortgage Trust, Series 20-B20, Class A5, 2.03%, due 10/15/53	6,193,549

5,266,000	Benchmark Mortgage Trust, Series 21-B27, Class A5, 2.39%, due 07/15/54	4,428,809

8,880,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	7,645,283

14,500,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	13,137,421

5,423,000	Benchmark Mortgage Trust, Series 19-B14, Class A5, 3.05%, due 12/15/62	4,939,282

19,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	17,046,150

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,123,919

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	7,073,891

8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	7,321,374

4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,499,262

4,570,000	BX Trust, Series 19-OC11, Class D, 144A, Variable Rate, 4.08%, due 12/09/41	4,166,257

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	7,980,856

6,659,296	Citigroup Commercial Mortgage Trust, Series 14-GC23, Class C, Variable Rate, 4.54%, due 07/10/47	6,462,747

15,516,000	COMM Mortgage Trust, Series 24-277P, Class A, 144A, 6.34%, due 08/10/44	16,067,996

3,031,837	COMM Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.41%, due 07/10/50	2,860,670

26,275,712	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	25,112,875

15,442	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	15,373

19,305	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 4.97%, due 04/15/37	19,286

5,563,524	ELP Commercial Mortgage Trust, Series 21-ELP, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.82%, 5.43%, due 11/15/38	5,542,661

10,950,000	EQT Trust, Series 24-EXTR, Class A, 144A, Variable Rate, 5.33%, due 07/05/41	11,022,879

2,000,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	1,704,245

5,000,000	GS Mortgage Securities Corp. Trust, Series 23-SHIP, Class A, 144A, Variable Rate, 4.47%, due 09/10/38	4,928,212

5,500,000	ILPT Commercial Mortgage Trust, Series 22-LPFX, Class A, 144A, 3.38%, due 03/15/32	4,765,079

11,393,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 24-OMNI, Class A, 144A, Variable Rate, 5.99%, due 10/05/39	11,560,935

14,600,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	12,373,830

3,000,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 3.04%, due 02/12/40	1,869,580

5,000,000	ROCK Trust, Series 24-CNTR, Class A, 144A, 5.39%, due 11/13/41	5,014,902

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

2,000,000	ROCK Trust, Series 24-CNTR, Class C, 144A, 6.47%, due 11/13/41	2,031,664

4,000,000	ROCK Trust, Series 24-CNTR, Class E, 144A, 8.82%, due 11/13/41	4,179,937

8,925,000	Taubman Centers Commercial Mortgage Trust, Series 22-DPM, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 2.19%, 6.80%, due 05/15/37	8,966,836

5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	5,090,283

8,008,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	7,760,046

1,522,577	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,318,248

4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 6.61%, due 11/23/43	4,534,403

11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 7.35%, due 03/23/45	10,114,231

7,939,384	Wells Fargo Commercial Mortgage Trust, Series 18-C46, Class A4, 4.15%, due 08/15/51	7,661,472

2,285,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	2,100,086

4,167,294	WFRBS Commercial Mortgage Trust, Series 14-C21, Class AS, 3.89%, due 08/15/47	4,066,083

3,380,000	WFRBS Commercial Mortgage Trust, Series 14-C21, Class B, Variable Rate, 4.21%, due 08/15/47	3,225,253

	Total Commercial Mortgage-Backed Securities	343,092,236

	Credit Cards — 2.3%

13,785,000	American Express Credit Account Master Trust, Series 23-1, Class A, 4.87%, due 05/15/28	13,857,125

13,695,000	American Express Credit Account Master Trust, Series 24-3, Class A, 4.65%, due 07/15/29	13,767,130

9,090,000	BA Credit Card Trust, Series 24-A1, Class A, 4.93%, due 05/15/29	9,197,040

	Total Credit Cards	36,821,295

	Residential Mortgage-Backed Securities — Agency — 0.3%

4,790,230	Federal National Mortgage Association REMICS, Series 20-5, Class PC, 2.50%, due 01/25/50	4,088,749

	Residential Mortgage-Backed Securities — Other —7.9%

754,651	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 4.98%, due 02/25/36	69,576

2,182,000	ACE Securities Corp. Home Equity Loan Trust, Series 05-SD3, Class M2, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 6.95%, due 08/25/45	1,931,285

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.06%, due 02/25/36	304,316

3,015,857	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	2,932,824

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	1,936,347

2,873,951	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	2,718,556

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	748,527

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	274,431

90,515	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.02%, due 02/25/37	111,646

1,530,190	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	1,544,236

1,288,594	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	1,262,099

5,136,990	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	5,153,051

5,569,472	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,491,329

4,529,207	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	4,388,421

719,353	CoreVest American Finance Ltd., Series 21-1, Class A, 144A, 1.57%, due 04/15/53	685,922

6,456,149	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	6,138,936

2,852,319	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.20%, due 10/25/34	2,789,518

1,350,890	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,310,557

4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.44%, due 09/25/35	67,850

7,997,455	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	1,941,552

8,648,691	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	1,028,179

8,485,464	Invitation Homes Trust, Series 24-SFR1, Class A, 144A, 4.00%, due 09/17/41	8,123,657

3,367,962	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,124,797

3,542,742	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.02%, due 03/25/36	227,313

110,482	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 4.95%, due 02/26/34	101,737

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

881,391	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 5.68%, due 10/25/33	878,737

13,516,302	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 4.90%, due 03/25/36	327,819

7,709,976	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 5.04%, due 03/25/36	186,876

20,555,645	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 5.10%, due 03/25/36	498,092

10,725	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.75%, due 08/25/35 (a)	267,191

1,660,402	Oakwood Mortgage Investors, Inc., Series 01-E, Class A2, 5.05%, due 11/15/19	1,536,688

881,669	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	872,003

2,911,869	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,873,655

6,264,265	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	3,029,746

11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	1,931,362

4,427,903	Oakwood Mortgage Investors, Inc., Series 01-B, Class M1, 144A, Variable Rate, 7.92%, due 03/15/31	4,294,770

2,660,464	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,235,097

342,935	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	323,337

2,309,190	Oakwood Mortgage Investors, Inc., Series 02-C, Class M1, Variable Rate, 6.89%, due 11/15/32	2,223,917

1,422,320	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,303,083

923,391	Towd Point Mortgage Trust, Series 17-5, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.30%, due 02/25/57	958,485

6,972,000	Towd Point Mortgage Trust, Series 17-5, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.60%, due 02/25/57	7,037,208

9,317,380	Tricon American Homes, Series 20-SFR1, Class A, 144A, 1.50%, due 07/17/38	8,907,775

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

11,146,654	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	10,884,254

5,515,458	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	5,049,986

10,000,000	Tricon Residential Trust, Series 24-SFR4, Class A, 144A, 4.30%, due 11/17/29	9,642,244

2,073,239	UCFC Manufactured Housing Contract, Series 98-2, Class M1, 6.73%, due 10/15/29	1,968,892

4,943,609	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	4,696,402

	Total Residential Mortgage-Backed Securities — Other	125,334,281

	Residential Mortgage-Backed Securities — Performing Loans — 1.2%

2,241,345	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	1,962,328

3,878,775	COLT Trust, Series 21-RPL1, Class A1, 144A, Variable Rate, 1.67%, due 09/25/61	3,483,105

4,170,874	CSMC Trust, Series 21-RPL2, Class A1A, 144A, Variable Rate, 1.11%, due 01/25/60	3,505,193

6,126,921	CSMC Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	5,430,548

4,422,059	Verus Securitization Trust, Series 21-8, Class A1, 144A, Variable Rate, 1.82%, due 11/25/66	3,972,346

	Total Residential Mortgage-Backed Securities — Performing Loans	18,353,520

	Residential Mortgage-Backed Securities — Prime — 2.1%

6,708,756	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 4.91%, due 10/25/46	3,603,020

388,427	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, 1 yr. CMT + 2.30%, 7.08%, due 10/25/35	367,894

3,673,411	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	2,023,137

1,126,317	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 4.44%, due 12/25/36	886,328

800,347	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 4.01%, due 03/25/37	615,773

6,740,114	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 5.14%, due 04/25/46	6,032,973

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

1,604,385	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	692,767

4,084,562	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 6.33%, due 05/25/35	3,269,213

3,175,325	Structured Asset Mortgage Investments II Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.02%, due 01/25/37	2,820,045

633,499	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 5.22%, due 09/25/35	587,009

798,543	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 6.18%, due 01/25/47	723,278

1,732,265	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 5.15%, due 06/25/35	1,473,007

1,833,851	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.30%, due 12/25/35	1,541,672

3,969,113	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.12%, due 10/25/36	1,369,502

8,002,286	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	7,210,785

	Total Residential Mortgage-Backed Securities — Prime	33,216,403

	Residential Mortgage-Backed Securities — Subprime — 1.5%

840,412	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.23%, due 06/25/35	813,016

719,385	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.96%, due 05/26/37	699,533

16,091,038	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 5.30%, due 07/25/36	14,408,992

393,808	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.25%, 4.84%, due 12/25/36	384,928

794,146	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 6.08%, due 11/20/34	761,410

2,102,254	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 4.81%, due 09/25/36	2,010,100

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Subprime — continued

1,975,080	Home Equity Asset Trust, Series 06-2, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 5.27%, due 05/25/36	1,989,549

633,459	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.20%, due 08/25/37	615,635

2,547,739	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 0.91%, 5.90%, due 01/25/35	2,444,165

	Total Residential Mortgage-Backed Securities — Subprime	24,127,328

	Residential Mortgage-Backed Securities — Alt-A — 2.7%

1,773,791	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 5.60%, due 11/25/34	1,763,442

1,695,060	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.02%, due 01/25/47	1,400,961

1,549,334	Bear Stearns Asset-Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,451,402

3,413,076	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 5.27%, due 07/25/36	1,899,941

168,009	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	165,560

2,141,737	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,077,846

1,483,838	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 5.40%, due 05/25/36	625,187

1,547,179	Countrywide Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 5.40%, due 10/25/36	598,318

7,318,895	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 07-AR2, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.41%, 5.00%, due 03/25/37	6,758,371

4,224,414	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 7.25%, due 10/25/35	2,677,727

10,456,777	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 5.02%, due 06/25/36	2,010,019

10,589,053	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.51%, due 06/25/47	6,252,737

5,818,734	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.94%, due 07/19/47	5,467,847

63,998	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	55,206

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

1,102,850	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 7.70%, due 10/25/37	1,059,289

2,543,014	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,391,753

15,301,187	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	3,913,813

7,887,453	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 5.24%, due 08/25/37	3,416,165

	Total Residential Mortgage-Backed Securities — Alt-A	42,985,584

	Small Balance Commercial Mortgages — 4.1%

2,306,524	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 5.17%, due 08/25/35	2,237,608

1,130,995	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 5.29%, due 01/25/36	1,080,513

1,562,320	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 5.24%, due 04/25/36	1,466,390

628,018	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 5.27%, due 04/25/36	583,134

858,313	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 5.05%, due 07/25/36	825,529

1,755,691	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.12%, due 07/25/36	1,692,615

2,588,499	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 5.08%, due 10/25/36	2,500,238

6,478,626	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 5.12%, due 01/25/37	6,042,661

1,094,378	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 5.03%, due 03/25/37	1,038,907

1,884,531	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 5.06%, due 07/25/37	1,793,019

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

4,149,831	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.52%, 5.11%, due 07/25/37	3,861,848

6,227,553	Bayview Commercial Asset Trust, Series 07-4A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.79%, 5.38%, due 09/25/37	5,930,693

1,222,270	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 6.20%, due 01/25/38	1,194,454

97,357,186	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.27%, due 05/25/30	3,936,550

109,938,658	FRESB Mortgage Trust, Series 19-SB63, Class X1, Variable Rate, 0.83%, due 04/25/39	4,271,018

46,367,734	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 0.75%, due 03/25/40	1,478,523

82,373,343	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.98%, due 06/25/40	2,649,835

1,150,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M4, 144A, Variable Rate, 4.64%, due 09/25/46	1,047,985

3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, Variable Rate, 5.73%, due 09/25/46	3,224,197

1,975,691	Harvest Commercial Capital Loan Trust, Series 24-1, Class A, 6.16%, due 10/25/56	1,987,216

2,471,185	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 5.20%, due 03/25/37	2,283,079

936,280	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 5.10%, due 06/25/37	933,542

6,439,987	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 3.22%, due 10/25/37	6,335,784

5,143,906	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	4,336,586

1,423,982	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,130,548

166,753	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 6.99%, due 12/27/49	165,655

	Total Small Balance Commercial Mortgages	64,028,127

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — 3.6%

9,275,471	AccessLex Institute, Series 04-2, Class A4, Variable Rate, 90 day USD SOFR Average + 0.60%, 5.79%, due 04/26/32	9,045,927

3,596,860	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 6.15%, due 01/25/43	3,313,176

2,701,926	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 90 day USD SOFR Average + 0.58%, 5.91%, due 03/28/35	2,463,851

4,379,361	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 6.53%, due 06/15/49	4,347,025

4,976,978	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 5.78%, due 01/25/22	4,880,299

9,465,302	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 7.10%, due 07/25/22	9,485,387

2,957,827	SLM Student Loan Trust, Series 08-6, Class A4, Variable Rate, 90 day USD SOFR Average + 1.36%, 6.55%, due 07/25/23	2,954,820

10,517,451	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90 day USD SOFR Average + 1.96%, 7.15%, due 07/25/23	10,542,269

10,005,814	SLM Student Loan Trust, Series 08-2, Class A3, Variable Rate, 90 day USD SOFR Average + 1.01%, 6.20%, due 04/25/49	10,005,810

	Total Student Loans—Federal Family Education Loan Program	57,038,564

	Student Loans — Private — 10.0%

960,510	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. USD Term SOFR + 1.06%, 5.69%, due 07/25/34	947,118

10,961,595	ECMC Group Student Loan Trust, Series 24-1A, Class A, 144A, Variable Rate, 30 day USD SOFR Average + 1.15%, 5.88%, due 11/27/73	10,957,145

6,181,557	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 6.20%, due 12/27/38	5,988,939

4,790,172	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, U.S. (Fed) Prime Rate + 1.25%, 6.10%, due 07/28/42	4,502,396

8,758,011	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, 8.64%, due 03/31/38 (a)	1,466,967

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28 day ARS + 0.00%, 8.07%, due 03/25/38 (a)	1,277,188

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

2,015,638	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 5.01%, due 05/25/32	1,962,351

4,034,493	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 4.99%, due 01/25/33	3,817,859

5,244,861	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 5.05%, due 03/25/33	5,037,876

1,786,122	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 5.07%, due 06/25/33	1,716,848

11,576,993	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 5.01%, due 10/25/33	11,072,337

1,030,285	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 5.24%, due 12/26/33	1,016,836

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 8.20%, due 03/25/38 (b)	57,000

24,944	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 8.21%, due 03/25/38 (b)	18,958

3,164,435	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	2,860,854

1,678,573	Navient Student Loan Trust, Series 23-BA, Class A1B, 144A, Variable Rate, 30 day USD SOFR Average + 1.70%, 6.51%, due 03/15/72	1,689,205

2,228,307	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,054,970

1,939,289	SLM Private Credit Student Loan Trust, Series 03-A, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.81%, due 06/15/32	711,525

2,199,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 8.30%, due 06/15/32 (a)	2,188,005

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 6.81%, due 09/15/32	1,421,091

1,050,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (a)	1,044,750

3,343,751	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 5.61%, due 06/15/33	3,310,253

6,864,328	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 5.64%, due 09/15/33	6,773,117

12,123,321	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 5.52%, due 12/15/38	11,966,887

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

15,015,946	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 5.50%, due 06/15/39	14,639,798

8,933,170	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 5.54%, due 06/15/39	8,782,521

1,600,779	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 5.41%, due 12/15/39	1,552,382

8,027,917	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 5.48%, due 12/15/39	7,823,364

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 5.60%, due 12/15/39	2,500,828

11,698,931	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 5.45%, due 12/16/41	11,585,780

2,339,912	SLM Private Education Loan Trust, Series 10-C, Class A5, 144A, Variable Rate, 1 mo. USD Term SOFR + 4.86%, 9.47%, due 10/15/41	2,441,986

1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (b)	634,703

757,559	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. USD Term SOFR + 1.61%, 6.20%, due 01/25/36	757,936

5,749,991	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 5.75%, due 01/25/46	5,725,277

17,741,000	Towd Point Asset Trust, Series 21-SL1, Class C, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.51%, 6.12%, due 11/20/61	16,786,066

	Total Student Loans — Private	157,091,116

	Total Asset-Backed Securities	1,064,717,695

	U.S. Government — 12.8%

45,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.71%, due 01/31/26	45,042,389

53,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.61%, due 04/30/26 (c)	52,995,693

103,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.65%, due 07/31/26 (c)	103,957,042

	Total U.S. Government	201,995,124

Par Value† / Shares	Description	Value ($)

	U.S. Government Agency — 7.6%

380,000	Government National Mortgage Association, TBA, 3.00%, due 12/20/54	336,712

3,930,683	Federal National Mortgage Association, 4.00%, due 05/01/52	3,681,763

600,000	Government National Mortgage Association, TBA, 3.50%, due 12/20/54	548,515

400,000	Government National Mortgage Association, TBA, 4.00%, due 12/20/54	376,101

760,000	Government National Mortgage Association, TBA, 4.50%, due 12/20/54	733,298

720,000	Government National Mortgage Association, TBA, 5.00%, due 12/20/54	709,540

610,000	Government National Mortgage Association, TBA, 5.50%, due 12/20/54	610,533

1,910,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 12/01/54	1,874,071

45,620,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/54	45,564,007

64,020,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/54	64,769,219

	Total U.S. Government Agency	119,203,759

	TOTAL DEBT OBLIGATIONS (COST $1,462,341,955)	1,385,916,578

	INVESTMENT FUNDS — 3.9%

	United States — 3.9%

100,000	iShares Core S&P 500 ETF	60,507,000

	TOTAL INVESTMENT FUNDS (COST $60,376,000)	60,507,000

	MUTUAL FUNDS — 0.7%

	United States — 0.7%

	Affiliated Issuers — 0.7%

2,323,242	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	11,616,211

	TOTAL MUTUAL FUNDS (COST $11,703,541)	11,616,211

	SHORT-TERM INVESTMENTS — 13.5%

	Repurchase Agreements — 13.3%

210,080,273	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 11/29/24 maturing on 12/02/24 with a maturity value of $210,160,278 and an effective yield of 4.57%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $211,164,488.	210,080,273

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Money Market Funds — 0.2%

3,575,721	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (d)	3,575,721

	TOTAL SHORT-TERM INVESTMENTS (COST $213,655,994)	213,655,994

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps - Puts — 0.0%
CDX.NA.HY.S42	GS	1.07%	12/18/24	USD 16,252,000	Fixed Spread	Pay	7,169
CDX.NA.HY.S43	CITI	1.07%	12/18/24	USD 16,100,000	Fixed Spread	Pay	10,380
CDX.NA.HY.S43	CITI	1.08%	01/15/25	USD 16,390,000	Fixed Spread	Pay	49,925
CDX.NA.HY.S43	MSCI	1.08%	01/15/25	USD 20,500,000	Fixed Spread	Pay	95,850

Total Options on Credit Default Swaps - Puts	163,324

TOTAL PURCHASED OPTIONS (COST $688,011)	163,324

TOTAL INVESTMENTS — 106.0% (Cost $1,748,765,501)	1,671,859,107

	Description	Value ($)

	SECURITIES SOLD SHORT — (4.5)%

	DEBT OBLIGATIONS — (4.5)%

	U.S. Government Agency — (4.5)%

(18,300,000)	Uniform Mortgage-Backed Security, TBA, 2.00%, due 12/01/53	(14,668,505)

(40,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/39	(36,851,252)

(20,000,000)	Uniform Mortgage-Backed Security, TBA, 5.00%, due 12/01/39	(20,047,051)

	Total U.S. Government Agency	(71,566,808)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $70,836,488)	(71,566,808)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $70,836,488)	(71,566,808)

	Other Assets and Liabilities (net) — (1.5)%	(23,308,144)

	TOTAL NET ASSETS — 100.0%	$1,576,984,155

A summary of outstanding financial instruments at November 30, 2024 is as follows:

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/28/2025	BOA	EUR	2,911,000	USD	3,157,620	73,789
01/28/2025	MSCI	EUR	65,000	USD	69,343	484
01/28/2025	BNYM	USD	112,493	EUR	106,800	648
01/28/2025	CITI	EUR	51,500	USD	54,399	(159)
01/28/2025	GS	EUR	129,000	USD	135,923	(736)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/28/2025	MSCI	EUR	31,000	USD	32,783	(58)
01/28/2025	CITI	USD	208,841	EUR	192,500	(4,912)

						$69,056

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
389	U.S. Treasury Note 10 Yr. (CBT)	March 2025	43,251,937	278,972
798	U.S. Treasury Note 2 Yr. (CBT)	March 2025	164,475,282	491,567
106	U.S. Treasury Note 5 Yr. (CBT)	March 2025	11,405,766	94,272
283	U.S. Treasury Ultra 10 Yr. (CBT)	March 2025	32,487,516	192,309

			$251,620,501	$1,057,120

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
1	U.S. Ultra Bond (CBT)	March 2025	$127,188	$(4,010)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps - Puts
CDX.NA.HY.S42	GS	1.02%	12/18/24	USD	(16,252,000)	Fixed Spread	Pay	(2,918)
CDX.NA.HY.S43	CITI	1.03%	12/18/24	USD	(16,100,000)	Fixed Spread	Pay	(4,125)
CDX.NA.HY.S43	MSCI	1.03%	01/15/25	USD	(20,500,000)	Fixed Spread	Pay	(10,116)
CDX.NA.HY.S43	CITI	1.03%	01/15/25	USD	(24,600,000)	Fixed Spread	Pay	(13,294)
iTraxx Europe Senior Financials S42	BCLY	0.70%	02/19/25	EUR	(52,213,000)	Fixed Spread	Pay	(113,915)

				Total Written Options On Credit Default Swaps — Puts				(144,368)

				TOTAL WRITTEN OPTIONS (Premiums $335,949)				$(144,368)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S39	USD	3,880,000	5.00%	0.48%	N/A	12/20/2027	Quarterly	(77,698)	(317,559)	(239,861)
ITRAXX.XO.42	EUR	16,100,000	5.00%	1.57%	N/A	12/20/2029	Quarterly	(1,433,604)	(1,466,221)	(32,617)
CDX.NA.IG.S43	USD	195,578,000	1.00%	0.56%	N/A	12/20/2029	Quarterly	(4,400,119)	(4,664,731)	(264,612)
ITRAXX.EUR.42	EUR	2,170,000	1.00%	0.63%	N/A	12/20/2029	Quarterly	(45,739)	(47,844)	(2,105)
ITRAXX.FINSR.42	EUR	104,425,000	1.00%	2.97%	N/A	12/20/2029	Quarterly	(1,830,159)	(1,939,641)	(109,482)

								$(7,787,319)	$(8,435,996)	$(648,677)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S33	CITI	USD	8,140,000	5.00%	21.87%	N/A	12/20/2024	Quarterly	(196,490)	(22,993)	173,497
CDX.NA.HY.S33	GS	USD	5,355,000	5.00%	2.13%	N/A	12/20/2024	Quarterly	121,559	(15,126)	(136,685)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	188.56%	N/A	01/17/2047	Monthly	89,177	65,710	(23,467)
CMBX.NA.A.7	CGMI	USD	10,000,000	2.00%	58.37%	N/A	01/17/2047	Monthly	593,750	462,744	(131,006)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	0.49%	N/A	01/17/2047	Monthly	156,358	131,420	(24,938)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	2.43%	N/A	01/17/2047	Monthly	47,352	611	(46,741)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.07%	N/A	01/17/2047	Monthly	(119,899)	1,032	120,931
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	2.43%	N/A	01/17/2047	Monthly	197,705	2,263	(195,442)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	2.43%	N/A	01/17/2047	Monthly	112,812	597	(112,215)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	2.43%	N/A	01/17/2047	Monthly	205,782	1,800	(203,982)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	2.05%	N/A	11/18/2054	Monthly	(6,041)	52,714	58,755
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	73.78%	N/A	11/18/2054	Monthly	(63,740)	60,965	124,705
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	73.78%	N/A	11/18/2054	Monthly	(67,279)	60,945	128,224
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.01%	N/A	11/18/2054	Monthly	(61,371)	60,945	122,316
CMBX.NA.BBB-.11	CGMI	USD	5,752,000	3.00%	3.22%	N/A	11/18/2054	Monthly	1,213,313	722,595	(490,718)
CMBX.NA.BBB-.11	GS	USD	9,940,000	3.00%	31.48%	N/A	11/18/2054	Monthly	1,289,094	1,248,713	(40,381)
CMBX.NA.A.8	CGMI	USD	5,000,000	2.00%	7.54%	N/A	10/17/2057	Monthly	262,500	53,373	(209,127)
CMBX.NA.A.8	GS	USD	8,892,000	2.00%	2.13%	N/A	10/17/2057	Monthly	150,185	94,919	(55,266)
CMBX.NA.A.8	MORD	USD	2,000,000	2.00%	3.22%	N/A	10/17/2057	Monthly	107,500	21,349	(86,151)
CMBX.NA.BBB-.8	GS	USD	1,444,000	3.00%	149.75%	N/A	10/17/2057	Monthly	216,864	158,639	(58,225)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	24.15%	N/A	10/17/2057	Monthly	400,909	464,053	63,144
CMBX.NA.BBB-.8	MSCI	USD	2,366,000	3.00%	54.72%	N/A	10/17/2057	Monthly	458,412	259,931	(198,481)
CMBX.NA.BBB-.8	MSCI	USD	3,153,000	3.00%	149.75%	N/A	10/17/2057	Monthly	665,756	346,392	(319,364)
CMBX.NA.BBB-.9	DB	USD	1,184,200	3.00%	73.78%	N/A	09/17/2058	Monthly	143,660	187,067	43,407
CMBX.NA.BBB-.9	GS	USD	1,752,000	3.00%	149.75%	N/A	09/17/2058	Monthly	402,960	276,761	(126,199)
CMBX.NA.BBB-.9	MORD	USD	4,100,000	3.00%	6.15%	N/A	09/17/2058	Monthly	758,500	647,672	(110,828)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	24.15%	N/A	09/17/2058	Monthly	584,727	808,294	223,567
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	2.01%	N/A	08/17/2061	Monthly	(61,732)	131,862	193,594
CMBX.NA.A.6	CGMI	USD	15,000,000	2.00%	8.23%	N/A	05/11/2063	Monthly	750,470	535,383	(215,087)
CMBX.NA.AA.6	GS	USD	4,703,649	1.50%	2.43%	N/A	05/11/2063	Monthly	34,885	68,118	33,233
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	149.75%	N/A	05/11/2063	Monthly	1,357,351	259,734	(1,097,617)
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	0.66%	N/A	11/18/2064	Monthly	600,000	318,452	(281,548)
CMBX.NA.A.15	MORD	USD	3,000,000	2.00%	8.51%	N/A	11/18/2064	Monthly	287,104	191,071	(96,033)
CMBX.NA.A.15	MSCI	USD	4,560,000	2.00%	0.66%	N/A	11/18/2064	Monthly	275,394	290,428	15,034
CMBX.NA.BBB-.15	CGMI	USD	5,000,000	3.00%	6.15%	N/A	11/18/2064	Monthly	796,875	754,125	(42,750)
CMBX.NA.BBB-.15	GS	USD	5,000,000	3.00%	6.15%	N/A	11/18/2064	Monthly	787,500	754,125	(33,375)
CMBX.NA.BBB-.15	MSCI	USD	5,000,000	3.00%	3.22%	N/A	11/18/2064	Monthly	718,500	754,125	35,625

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	0.07%	N/A	12/16/2072	Monthly	349,769	190,573	(159,196)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	24.15%	N/A	12/16/2072	Monthly	147,237	52,471	(94,766)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	3.56%	N/A	12/16/2072	Monthly	138,948	78,707	(60,241)
CMBX.NA.BBB-.14	CGMI	USD	3,933,500	3.00%	21.87%	N/A	12/16/2072	Monthly	1,111,214	735,024	(376,190)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	0.07%	N/A	12/16/2072	Monthly	340,000	254,133	(85,867)
Sell Protection^:
CDX.NA.HY.S33	CITI	USD	4,177,488	5.00%	0.07%	4,177,488 USD	12/20/2024	Quarterly	442,047	11,800	(430,247)
CDX.NA.HY.S33	CITI	USD	10,537,861	5.00%	2.01%	10,537,861 USD	12/20/2024	Quarterly	1,817,254	29,766	(1,787,488)
CDX.NA.HY.S33	GS	USD	25,790,596	5.00%	0.07%	25,790,596 USD	12/20/2024	Quarterly	5,704,279	72,850	(5,631,429)
CDX.NA.HY.S33	JPM	USD	10,335,851	5.00%	8.51%	10,335,851 USD	12/20/2024	Quarterly	1,695,080	29,196	(1,665,884)
CDX.NA.HY.S33	MORD	USD	2,754,582	5.00%	8.51%	2,754,582 USD	12/20/2024	Quarterly	474,064	7,781	(466,283)
ITRAXX.XO.42	JPM	EUR	32,200,000	5.00%	8.23%	32,200,000 EUR	12/20/2029	Quarterly	6,819,388	6,639,410	(179,978)
CMBX.NA.AA.7	CGMI	USD	5,000,000	1.50%	0.66%	5,000,000 USD	01/17/2047	Monthly	(125,000)	(108,542)	16,458
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	0.07%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(127,111)	(52,737)
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	2.07%	4,158,800 USD	09/17/2058	Monthly	54,550	(211,451)	(266,001)
CMBX.NA.A.9	MORD	USD	7,600,000	2.00%	24.15%	7,600,000 USD	09/17/2058	Monthly	(698,250)	(386,417)	311,833
CMBX.NA.AA.10	GS	USD	7,540,000	0.50%	0.07%	7,540,000 USD	11/17/2059	Monthly	68,960	702	(68,258)
CMBX.NA.AAA.15	CGMI	USD	10,000,000	0.50%	7.54%	10,000,000 USD	11/18/2064	Monthly	(373,108)	(88,746)	284,362
CMBX.NA.AAA.15	GS	USD	2,825,000	0.50%	21.87%	2,825,000 USD	11/18/2064	Monthly	(43,465)	(25,071)	18,394
CMBX.NA.AAA.15	MSCI	USD	9,120,000	0.50%	0.64%	9,120,000 USD	11/18/2064	Monthly	(131,742)	(80,937)	50,805

									$30,927,253	$17,284,946	$(13,642,307)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	1 Day Overnight Federal Funds Effective Rate plus 1.20%	GS	USD	60,376,000	01/27/2025	At Maturity	$—	$(131,000)	$(131,000)

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2024.

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CDO - Collateralized Debt Obligation

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

ETF - Exchange-Traded Fund

FSA - Insured as to the payment of principal and interest by Financial Security

Assurance.

IO - Interest Only

MTA - Monthly Treasury Average Index

SOFR - Secured Overnight Financing Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2024.

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BNYM - The Bank of New York Mellon

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital

Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 102.7%

	U.S. Government — 88.3%

57,470,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.71%, due 01/31/26	57,524,136

53,680,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.65%, due 07/31/26	53,709,471

3,510,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.21%, 4.67%, due 10/31/26	3,513,406

30,710,784	U.S. Treasury Inflation-Indexed Notes, 0.25%, due 01/15/25	30,564,428

14,135,359	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 04/15/25	13,982,686

10,304,245	U.S. Treasury Inflation-Indexed Notes, 0.38%, due 07/15/25	10,201,440

8,469,735	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/25	8,347,431

12,740,000	U.S. Treasury Notes, 4.63%, due 06/30/25	12,754,183

13,000,000	U.S. Treasury Notes, 3.13%, due 08/15/25	12,882,949

26,810,000	U.S. Treasury Notes, 5.00%, due 10/31/25	26,950,752

21,810,000	U.S. Treasury Notes, 4.25%, due 12/31/25	21,785,293

13,870,000	U.S. Treasury Notes, 4.38%, due 07/31/26	13,899,257

14,060,000	U.S. Treasury Notes, 3.75%, due 08/31/26	13,946,312

13,870,000	U.S. Treasury Notes, 4.63%, due 09/15/26	13,964,273

	Total U.S. Government	294,026,017

	Repurchase Agreements — 11.1%

9,983,964	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 11/29/24 maturing on 12/02/24 with a maturity value of $9,987,750 and an effective yield of 4.55%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $10,035,491.	9,983,964

Par Value† / Shares	Description	Value ($)

	Repurchase Agreements — continued

27,081,810	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 11/29/24 maturing on 12/02/24 with a maturity value of $27,092,124 and an effective yield of 4.57%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $27,221,578.	27,081,810

	Total Repurchase Agreements	37,065,774

	Money Market Funds — 3.3%

10,805,488	State Street Institutional Treasury Plus Money Market Fund – Class Premier, 4.59% (a)	10,805,488

	TOTAL SHORT-TERM INVESTMENTS (COST $341,915,218)	341,897,279

	TOTAL INVESTMENTS — 102.7% (Cost $341,915,218)	341,897,279

	Other Assets and Liabilities (net) — (2.7)%	(8,941,802)

	TOTAL NET ASSETS — 100.0%	$332,955,477

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

Effective June 30, 2024, U.S. Treasury Fund Core Shares were redesignated as Class VI Shares. This share class name change had no impact on the Fund’s operations or investment policies.

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2024, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2024:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$6,913,794	$—	$—	$6,913,794

TOTAL DEBT OBLIGATIONS	6,913,794	—	—	6,913,794

Short-Term Investments	2,757,301	29,803,974	—	32,561,275

Total Investments	9,671,095	29,803,974	—	39,475,069

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	127,085	—	127,085
Futures Contracts
Interest Rate Risk	1,159,695	—	—	1,159,695
Swap Contracts
Credit Risk	—	307,045	—	307,045

Total	$10,830,790	$30,238,104	$—	$41,068,894

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$5,699,649	$—	$5,699,649
Corporate Debt	—	123,918,742	14,544,122	138,462,864
Sovereign and Sovereign Agency Issuers	—	1,853,208,243	114,831,187	1,968,039,430
U.S. Government	37,772,210	—	—	37,772,210

TOTAL DEBT OBLIGATIONS	37,772,210	1,982,826,634	129,375,309	2,149,974,153

Loan Assignments	—	—	27,952,661	27,952,661
Loan Participations	—	—	5,430,341	5,430,341
Investment Funds	—	—	12,251,383	12,251,383
Rights/Warrants	—	29,531,079	172,903	29,703,982
Short-Term Investments	8,316,455	71,311,911	—	79,628,366

Total Investments	46,088,665	2,083,669,624	175,182,597	2,304,940,886

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	4,153,866	—	4,153,866
Swap Contracts
Credit Risk	—	6,408,107	—	6,408,107
Interest Rate Risk	—	3,625,303	—	3,625,303

Total	$46,088,665	$2,097,856,900	$175,182,597	$2,319,128,162

Liability Valuation Inputs
Debt Obligations
Sovereign and Sovereign Agency Issuers	$—	$(9,620,400)	$—	$(9,620,400)

TOTAL DEBT OBLIGATIONS	—	(9,620,400)	—	(9,620,400)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(982,889)	$—	$(982,889)
Swap Contracts
Credit Risk	—	(950,242)	—	(950,242)
Interest Rate Risk	—	(11,952,958)	—	(11,952,958)

Total	$—	$(23,506,489)	$—	$(23,506,489)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$35,980,693	$—	$35,980,693
U.S. Government	42,293,546	—	—	42,293,546

TOTAL DEBT OBLIGATIONS	42,293,546	35,980,693	—	78,274,239

Short-Term Investments	2,755,415	53,044,962	—	55,800,377

Total Investments	45,048,961	89,025,655	—	134,074,616

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	763,189	—	763,189
Futures Contracts
Interest Rate Risk	50,853	—	—	50,853
Swap Contracts
Credit Risk	—	1,034,614	—	1,034,614
Interest Rate Risk	—	2,476,910	—	2,476,910

Total	$45,099,814	$93,300,368	$—	$138,400,182

Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$18,003,371	$—	$18,003,371
U.S. Government	2,851,682	—	—	2,851,682
U.S. Government Agency	—	17,983,071	—	17,983,071

TOTAL DEBT OBLIGATIONS	2,851,682	35,986,442	—	38,838,124

Common Stocks	13,512,850	—	—	13,512,850
Mutual Funds	18,694,400	—	—	18,694,400
Short-Term Investments	380,254	25,722,638	—	26,102,892

Total Investments	35,439,186	61,709,080	—	97,148,266

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	739,324	—	739,324
Futures Contracts
Interest Rate Risk	329,541	—	—	329,541
Swap Contracts
Interest Rate Risk	—	316,443	—	316,443

Total	$35,768,727	$62,764,847	$—	$98,533,574

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(153,113)	$—	$(153,113)

Description	Level 1	Level 2	Level 3	Total
Multi-Sector Fixed Income Fund (continued)
Liability Valuation Inputs (continued)
Swap Contracts
Credit Risk	$—	$(95,404)	$—	$(95,404)
Interest Rate Risk	—	(844,990)	—	(844,990)

Total	$—	$(1,093,507)	$—	$(1,093,507)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,057,762,933	$6,954,762	$1,064,717,695
U.S. Government	201,995,124	—	—	201,995,124
U.S. Government Agency	—	119,203,759	—	119,203,759

TOTAL DEBT OBLIGATIONS	201,995,124	1,176,966,692	6,954,762	1,385,916,578

Investment Funds	60,507,000	—	—	60,507,000
Mutual Funds	11,616,211	—	—	11,616,211
Short-Term Investments	3,575,721	210,080,273	—	213,655,994
Purchased Options	—	163,324	—	163,324

Total Investments	277,694,056	1,387,210,289	6,954,762	1,671,859,107

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	74,921	—	74,921
Futures Contracts
Interest Rate Risk	1,057,120	—	—	1,057,120
Swap Contracts
Credit Risk	—	18,351,340	—	18,351,340

Total	$278,751,176	$1,405,636,550	$6,954,762	$1,691,342,488

Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(71,566,808)	$—	$(71,566,808)

TOTAL DEBT OBLIGATIONS	—	(71,566,808)	—	(71,566,808)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(5,865)	—	(5,865)
Futures Contracts
Interest Rate Risk	(4,010)	—	—	(4,010)
Written Options
Credit Risk	—	(144,368)	—	(144,368)
Swap Contracts
Credit Risk	—	(9,502,390)	—	(9,502,390)
Interest Rate Risk	—	(131,000)	—	(131,000)

Total	$(4,010)	$(81,350,431)	$—	$(81,354,441)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$241,735,520	$100,161,759	$—	$341,897,279

Total Investments	241,735,520	100,161,759	—	341,897,279

Total	$241,735,520	$100,161,759	$—	$341,897,279

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of November 30, 2024, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 270 basis point discount for liquidity considerations and and an investment fund valued based on a monthly net asset value statement.

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2024	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3		Balances as of November 30, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2024
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$15,769,296	$—	$(4,795,665)	$19,595	$3,074,375	$476,521	$—	$—		$14,544,122	$669,637
Sovereign and Sovereign Agency Issuers	160,306,605	—	(80,549,869)	2,560,406	(6,836,386)	50,118,256	—	(10,767,825	)‡	114,831,187	4,445,045
Investment Funds	13,370,532	—	(694,818)	—	4,743	(429,074)	—	—		12,251,383	(210,180)
Loan Assignments	22,151,861	13,393,243	(10,215,268)	299,459	1,514,267	809,099	—	—		27,952,661	802,544
Loan Participations	8,710,556	—	(3,505,119)	70,436	48,886	105,582	—	—		5,430,341	17,616
Rights/Warrants	5,204,280	—	—	—	—	2,979,738	—	(8,011,115	)‡	172,903	(150,185)

Total Investments	225,513,130	13,393,243	(99,760,739)	2,949,896	(2,194,115)	54,060,122	—	(18,778,940)		175,182,597	5,574,477

Derivatives
Options	117,019	—	—	—	6,444,672	(6,561,691)	—	—		—	—

Total	$225,630,149	$13,393,243	$(99,760,739)#	$2,949,896	$4,250,557	$47,498,431	$—	$(18,778,940)		$175,182,597	$5,574,477

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $13,954,348 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2024.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Corporate Debt	14,544,122	Fair Value	Discount for lack of liquidity/marketability	2.70% (N/A)
Sovereign and Sovereign Agency Issuers	39,508,646	Fair Value	Discount for lack of liquidity/marketability	1.40% - 1.60% (1.42%)
Sovereign and Sovereign Agency Issuers	22,635	Fair Value	Discount for lack of liquidity/marketability	99% (N/A)
Sovereign and Sovereign Agency Issuers	2,251,200	Fair Value	Repurchase price/discount for lack of liquidity	N/A
Loan Assignments	14,394,249	Fair Value	Discount for lack of liquidity/marketability	4.00% - 5.00% (4.20%)
Loan Assignments	487,477	Fair Value	Vendor price of comparable loan	N/A
Loan Participations	366,436	Fair Value	Discount for lack of liquidity/marketability	5.00% (N/A)
Warrants	172,903	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Investment Funds	12,251,383	Fair Value	Net asset value statement	N/A

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2024, the value of these securities and/or derivatives for Emerging Country Debt Fund was $91,183,546. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2024 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$12,461,563	$—	$—	$—	$—	$—	$(210,180)	$12,251,383
Bona Fide Investments Feeder LLC	908,969	—	694,818	—	—	4,743	(218,894)	—

Totals	$13,370,532	$—	$694,818	$—	$—	$4,743	$(429,074)	$12,251,383

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$3,697,253	$—	$—	$29,833	$—	$—	$398,166	$4,095,419
GMO Opportunistic Income Fund, Class VI	14,460,403	—	—	612,398	—	—	138,578	14,598,981

Totals	$18,157,656	$—	$—	$642,231	$—	$—	$536,744	$18,694,400

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Opportunistic Income Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$11,616,211	$—	$—	$449,979	$—	$—	$—	$11,616,211

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2024 through November 30, 2024. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2025.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Australia — 0.8%

21,587	BHP Group Ltd. (a)	569,233

27,572	BlueScope Steel Ltd.	399,514

29,495	Brambles Ltd. (a)	367,224

6,582	Fortescue Ltd. (a)	81,600

	Total Australia	1,417,571

	Belgium — 0.3%

10,475	Ageas SA (a)	529,488

	Canada — 4.0%

1,100	Alimentation Couche-Tard, Inc. (a)	64,356

400	BRP, Inc. (a) (b)	19,539

372	BRP, Inc. (a) (b)	18,128

4,600	Canadian Tire Corp. Ltd. – Class A (a)	507,198

1,800	Empire Co. Ltd. – Class A (a)	53,972

1,300	iA Financial Corp., Inc. (a)	124,266

12,699	Magna International, Inc. (a) (b)	573,233

1,600	Magna International, Inc. (b)	72,717

14,227	Manulife Financial Corp. (a) (b)	457,113

5,100	Manulife Financial Corp. (a) (b)	164,178

10,308	Nutrien Ltd. (a) (b)	480,971

2,200	Nutrien Ltd. (a) (b)	102,768

2,800	Onex Corp. (a)	227,772

12,220	Open Text Corp. (a) (b)	371,855

3,900	Open Text Corp. (a) (b)	118,779

14,800	Power Corp. of Canada (a)	498,531

15,200	Quebecor, Inc. – Class B	358,924

220,043	SilverCrest Metals, Inc. *	2,237,837

4,600	West Fraser Timber Co. Ltd. (b)	451,835

1,648	West Fraser Timber Co. Ltd. (b)	163,119

	Total Canada	7,067,091

	China — 0.8%

176,000	AviChina Industry & Technology Co. Ltd. – Class H	85,779

111,000	Bank of Communications Co. Ltd. – Class H	80,409

34,500	Beijing Enterprises Holdings Ltd.	108,767

104,000	China Communications Services Corp. Ltd. – Class H	54,809

604,000	China Construction Bank Corp. – Class H	456,660

84,000	China National Building Material Co. Ltd. – Class H	36,041

302,000	China Railway Group Ltd. – Class H	145,979

308,000	China Zhongwang Holdings Ltd. * (c)	—

244,000	CITIC Ltd.	272,761

5,000	Orient Overseas International Ltd. (a)	64,109

9,200	Sinopharm Group Co. Ltd. – Class H	24,116

	Total China	1,329,430

	Denmark — 1.1%

109	AP Moller - Maersk AS – Class A (a)	179,166

Shares	Description	Value ($)

	Denmark — continued

271	AP Moller - Maersk AS – Class B (a)	461,207

17,636	Danske Bank AS	507,426

2,212	Genmab AS * (a)	476,735

840	Rockwool AS – B Shares (a)	307,154

	Total Denmark	1,931,688

	Finland — 0.3%

137,107	Nokia OYJ (a)	575,910

	France — 1.2%

22,898	ArcelorMittal SA	575,698

11,553	Renault SA	495,807

19,325	Societe Generale SA (a)	512,353

11,347	STMicroelectronics NV - NY Shares	289,349

22,701	Vivendi SE (a)	208,691

	Total France	2,081,898

	Germany — 1.7%

5,347	Bayerische Motoren Werke AG (a)	397,686

4,890	Continental AG	321,816

24,697	Covestro AG *	1,503,276

2,297	Daimler Truck Holding AG (a)	87,066

19,962	E.ON SE (a)	257,287

7,390	Mercedes-Benz Group AG (a)	415,460

	Total Germany	2,982,591

	Israel — 0.9%

17,080	Bank Hapoalim BM	196,316

52,167	Bank Leumi Le-Israel BM	594,499

2,788	Check Point Software Technologies Ltd. *	507,416

9,959	Israel Discount Bank Ltd. – Class A	65,562

1,441	Nice Ltd. Sponsored ADR* (a)	262,896

	Total Israel	1,626,689

	Italy — 0.9%

21,188	Leonardo SpA (a)	570,605

37,269	Stellantis NV (a)	494,705

745,311	Telecom Italia SpA * (a)	179,050

7,182	Tenaris SA ADR (a) (d)	275,286

	Total Italy	1,519,646

	Japan — 9.4%

9,300	Amano Corp.	265,593

12,500	Credit Saison Co. Ltd.	299,549

14,300	Daiwabo Holdings Co. Ltd.	292,832

15,100	Denka Co. Ltd.	214,357

10,400	EXEO Group, Inc. (a)	121,807

16,300	Fuji Corp. (a)	236,928

11,000	FUJIFILM Holdings Corp. (a)	248,890

21,300	H.U. Group Holdings, Inc.	349,169

54,900	Honda Motor Co. Ltd. (a)	473,676

35,900	Inpex Corp. (a)	470,505

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

25,600	Isuzu Motors Ltd. (a)	341,490

8,300	ITOCHU Corp. (a)	410,668

22,900	Kanematsu Corp. (a)	390,486

30,200	Kawasaki Kisen Kaisha Ltd. (a)	402,405

13,300	Kirin Holdings Co. Ltd. (a)	185,849

4,300	Kyudenko Corp. (a)	147,845

7,800	Maruichi Steel Tube Ltd.	169,234

7,400	Maxell Ltd.	84,700

41,100	Mazda Motor Corp.	262,099

23,400	Mitsubishi Electric Corp. (a)	397,317

14,900	Mitsui OSK Lines Ltd. (a)	510,844

3,600	Mizuno Corp.	196,681

10,100	Morinaga & Co. Ltd.	184,882

2,600	NEC Corp. (a)	222,296

12,700	NH Foods Ltd. (a)	437,510

15,200	Nippon Yusen KK (a)	487,322

141,500	Nissan Motor Co. Ltd.	341,254

59,700	Panasonic Holdings Corp. (a)	582,434

60,800	Penta-Ocean Construction Co. Ltd. (a)	249,411

12,400	Renesas Electronics Corp. (a)	162,639

15,000	Rohm Co. Ltd. (a)	140,662

4,800	Sankyu, Inc. (a)	166,151

16,500	Sega Sammy Holdings, Inc. (a)	290,196

61,220	Shinko Electric Industries Co. Ltd. * (a)	2,148,974

24,800	Shionogi & Co. Ltd. (a)	351,781

15,300	Stanley Electric Co. Ltd.	257,820

20,200	Subaru Corp.	324,142

24,900	SUMCO Corp.	201,317

13,400	Sumitomo Corp. (a)	287,619

17,400	Sumitomo Mitsui Financial Group, Inc. (a)	429,446

16,500	Sumitomo Mitsui Trust Group, Inc.	413,684

21,200	T&D Holdings, Inc. (a)	401,850

10,800	THK Co. Ltd. (a)	261,296

43,300	Tokai Carbon Co. Ltd.	262,941

68,500	Tokyo Electric Power Co. Holdings, Inc. * (a)	246,481

7,600	TOTO Ltd. (a)	205,370

3,400	Toyota Industries Corp. (a)	254,151

7,100	Toyota Tsusho Corp. (a)	121,479

32,700	Yamaha Corp. (a)	241,062

38,800	Yamaha Motor Co. Ltd.	338,054

5,800	Zenkoku Hosho Co. Ltd.	207,943

	Total Japan	16,693,091

	Mexico — 0.1%

26,442	Cemex SAB de CV Sponsored ADR	147,282

	Netherlands — 1.2%

562	Akzo Nobel NV	32,815

4,598	EXOR NV (a)	454,143

34,109	ING Groep NV (a)	526,553

1,404	JDE Peet’s NV (a)	27,950

16,214	Koninklijke Ahold Delhaize NV (a)	559,658

Shares	Description	Value ($)

	Netherlands — continued

10,598	NN Group NV (a)	491,836

	Total Netherlands	2,092,955

	New Zealand — 0.0%

16,693	Meridian Energy Ltd. (a)	61,427

7,872	Spark New Zealand Ltd.	13,633

	Total New Zealand	75,060

	Norway — 0.3%

20,440	Equinor ASA (a)	495,415

	Poland — 0.2%

29,865	ORLEN SA	375,736

36,448	PGE Polska Grupa Energetyczna SA *	60,519

	Total Poland	436,255

	Singapore — 0.0%

9,500	Wilmar International Ltd.	21,863

	South Korea — 1.7%

5,998	Doosan Bobcat, Inc.	167,998

2,368	GS Holdings Corp.	71,275

427	Hana Financial Group, Inc.	19,148

4,087	Hankook Tire & Technology Co. Ltd.	110,774

1,987	HMM Co. Ltd.	25,604

1,548	Hyundai Engineering & Construction Co. Ltd.	30,505

820	Hyundai Glovis Co. Ltd.	72,502

2,447	Hyundai Mobis Co. Ltd.	421,381

1,741	Hyundai Motor Co.	274,406

7,222	Kia Corp.	483,606

2,588	LG Corp.	139,507

7,307	LG Electronics, Inc.	472,299

2,076	POSCO Holdings, Inc. Sponsored ADR (a)	107,163

3,012	Samsung E&A Co. Ltd. *	38,877

13,224	Samsung Electronics Co. Ltd.	520,010

2,079	Shinhan Financial Group Co. Ltd.	79,661

	Total South Korea	3,034,716

	Spain — 0.6%

56,592	Banco Bilbao Vizcaya Argentaria SA (a)	534,576

127,997	Banco Santander SA (a)	590,912

	Total Spain	1,125,488

	Sweden — 0.6%

32,761	Fastighets AB Balder – B Shares * (a)	252,449

16,484	Investor AB – B Shares (a)	452,264

2,328	Skanska AB – B Shares (a)	48,605

153,124	Volvo Car AB – Class B *	335,789

	Total Sweden	1,089,107

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 0.6%

15,741	Adecco Group AG (Registered) (a)	420,341

1,799	Holcim AG (a)	183,353

1,838	Roche Holding AG (a)	534,032

	Total Switzerland	1,137,726

	Thailand — 0.8%

238,000	Energy Absolute PCL NVDR	44,408

120,200	Kasikornbank PCL NVDR	528,108

873,900	Krung Thai Bank PCL NVDR	510,710

50,500	PTT Exploration & Production PCL NVDR	188,135

27,800	PTT PCL NVDR	26,180

27,700	SCB X PCL NVDR	92,549

7,600	Thai Oil PCL NVDR	8,379

	Total Thailand	1,398,469

	Turkey — 0.1%

16,119	Akbank TAS	28,301

20,540	Turk Hava Yollari AO *	168,792

	Total Turkey	197,093

	United Kingdom — 4.2%

14,127	3i Group PLC (a)	667,575

141,903	Atlantica Sustainable Infrastructure PLC (a)	3,113,352

1,421	Berkeley Group Holdings PLC (a)	75,099

305,307	BT Group PLC (a)	619,207

207,450	DS Smith PLC (a)	1,538,072

15,119	GSK PLC Sponsored ADR (a)	516,011

119,302	Kingfisher PLC (a)	376,277

5,560	Taylor Wimpey PLC (a)	9,278

96,209	Vodafone Group PLC (a)	86,804

51,982	Vodafone Group PLC Sponsored ADR (a)	466,278

	Total United Kingdom	7,467,953

	United States — 65.8%

2,065	3M Co. (a)	275,739

2,473	AAON, Inc. (d)	337,169

8,072	Acushnet Holdings Corp. (a) (d)	590,144

3,371	Akamai Technologies, Inc. * (d)	316,941

303,448	Albertsons Cos., Inc. – Class A (a)	6,023,443

1,474	Allegion PLC (a)	207,598

13,553	Ally Financial, Inc. (a)	541,849

14,535	Altair Engineering, Inc. – Class A * (a)	1,535,041

9,506	ANSYS, Inc. * (a)	3,337,557

3,193	AptarGroup, Inc. (a) (d)	552,261

5,107	Aptiv PLC * (d)	283,592

4,489	Aramark (d)	182,657

2,962	ArcBest Corp. (a)	341,459

3,660	Arch Capital Group Ltd. (a)	368,635

21,191	Arch Resources, Inc.	3,643,157

2,022	Archer-Daniels-Midland Co. (a)	110,401

3,979	ASGN, Inc. * (a) (d)	364,277

Shares	Description	Value ($)

	United States — continued

1,375	Aspen Technology, Inc. * (d)	343,750

1,336	Atkore, Inc. (a)	125,998

88,748	Avangrid, Inc. (a)	3,203,803

5,104	Axcelis Technologies, Inc. * (d)	378,921

6,197	AZEK Co., Inc. * (a)	329,185

2,369	Balchem Corp.	427,652

13,588	Bank of America Corp. (a)	645,566

4,578	Barnes Group, Inc. (a)	214,434

13,956	Bath & Body Works, Inc. (a)	505,765

52,000	Berkshire Hathaway, Inc. – Class B * (a)	25,117,040

878	Bio-Rad Laboratories, Inc. – Class A * (a)	298,985

4,210	Block, Inc. * (a)	372,796

3,320	Builders FirstSource, Inc. * (a) (d)	619,080

5,184	Cactus, Inc. – Class A (a) (d)	355,933

3,422	Capital One Financial Corp. (a) (d)	657,058

4,183	CBRE Group, Inc. – Class A * (a)	585,578

8,628	Centene Corp. * (a)	517,680

2,328	Chord Energy Corp. (a)	296,867

7,959	Ciena Corp. *	554,901

3,561	Cirrus Logic, Inc. * (a)	371,946

5,674	Cisco Systems, Inc. (a)	335,958

9,435	Citigroup, Inc. (a)	668,658

32,030	Cleveland-Cliffs, Inc. *	398,774

31,446	CNH Industrial NV (a)	394,962

7,582	Cognizant Technology Solutions Corp. – Class A (a)	610,275

2,799	Cohen & Steers, Inc. (a) (d)	292,943

14,250	Comcast Corp. – Class A (a)	615,458

264	Cummins, Inc. (a)	99,011

303	Curtiss-Wright Corp. (a) (d)	113,210

10,110	CVS Health Corp. (a)	605,084

3,497	Discover Financial Services (a)	637,958

1,962	Dolby Laboratories, Inc. – Class A (a)	153,664

3,192	DR Horton, Inc. (a)	538,746

9,447	eBay, Inc. (a)	597,901

2,582	EPAM Systems, Inc. * (a)	629,801

6,726	Essent Group Ltd. (a)	388,628

779	Everest Group Ltd. (a) (d)	301,909

118,950	Everi Holdings, Inc. * (a)	1,602,257

3,355	Expedia Group, Inc. * (a)	619,400

1,038	Fabrinet *	243,494

55,141	Ford Motor Co. (a)	613,719

1,504	Fox Corp. – Class A (a)	70,868

12,766	Fox Corp. – Class B (a)	571,023

24,632	Franklin Resources, Inc. (d)	560,624

64,442	Frontier Communications Parent, Inc. * (a)	2,243,226

1,185	FTI Consulting, Inc. * (a)	239,986

95,635	GCI Liberty, Inc. * (d) (e)	—

6,566	GE HealthCare Technologies, Inc. (a)	546,423

11,393	General Motors Co. (a)	633,337

14,072	Gentex Corp. (d)	430,040

7,589	Globus Medical, Inc. – Class A * (a)	649,694

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

442	Goldman Sachs Group, Inc. (a)	268,988

81,725	HashiCorp, Inc. – Class A * (a)	2,747,594

43,419	Hess Corp. (a)	6,390,408

27,910	Hewlett Packard Enterprise Co. (a)	592,250

2,101	Houlihan Lokey, Inc. (a)	397,278

16,260	HP, Inc. (a)	576,092

249	Huntington Ingalls Industries, Inc. (d)	49,282

7,323	Incyte Corp. * (a)	546,223

1,543	Installed Building Products, Inc. (a)	352,946

26,001	Intel Corp. (d)	625,324

2,577	International Business Machines Corp. (a)	586,036

2,739	J&J Snack Foods Corp.	476,011

804	John B Sanfilippo & Son, Inc.	69,425

51,611	Juniper Networks, Inc. (a)	1,853,867

619	Kadant, Inc. (a) (d)	255,517

37,838	Kellanova (a)	3,075,851

9,529	Kinder Morgan, Inc. (a)	269,385

16,259	Kraft Heinz Co. (d)	519,800

2,707	Lancaster Colony Corp. (a) (d)	503,069

2,804	Landstar System, Inc. (a)	521,320

3,110	Lennar Corp. – Class A (d)	542,353

40,495	Liberty Broadband Corp. – Class C * (a)	3,447,744

8,431	Malibu Boats, Inc. – Class A * (d)	365,484

14,963	Match Group, Inc. * (a) (d)	489,889

205	Medpace Holdings, Inc. * (a)	69,829

1,259	Merck & Co., Inc. (a)	127,965

997	Meta Platforms, Inc. – Class A (a)	572,597

3,507	Micron Technology, Inc. (a)	343,511

1,886	Molson Coors Beverage Co. – Class B (a)	117,045

18,908	Mosaic Co.	500,306

25,789	Neogen Corp. * (d)	365,688

10,079	New York Times Co. – Class A (a)	546,887

3,856	Nucor Corp. (a)	596,485

4,303	Ollie’s Bargain Outlet Holdings, Inc. * (d)	425,782

6,650	ON Semiconductor Corp. * (d)	472,948

6,523	Ovintiv, Inc. (a)	296,275

4,402	PACCAR, Inc. (a)	515,034

38,822	Paramount Global – Class B (d)	421,219

7,500	PayPal Holdings, Inc. * (a)	650,775

153,945	Pershing Square Tontine Holdings Ltd. * (c)	—

20,938	Pfizer, Inc. (a)	548,785

5,969	Power Integrations, Inc. (a)	391,029

661	Preformed Line Products Co. (d)	89,909

3,327	PriceSmart, Inc.	298,565

3,961	PulteGroup, Inc. (a)	535,804

1,801	RBC Bearings, Inc. * (a)	603,533

706	Regeneron Pharmaceuticals, Inc. * (a)	529,655

5,379	Skyworks Solutions, Inc. (a)	471,147

7,917	Solventum Corp. * (a)	566,145

3,977	Steel Dynamics, Inc. (a)	577,739

8,203	StepStone Group, Inc. – Class A (a)	540,496

9,179	Synchrony Financial (a)	619,766

1,379	T. Rowe Price Group, Inc. (d)	170,775

4,244	Tyson Foods, Inc. – Class A (a)	273,738

101,147	U.S. Steel Corp. (d) (f)	4,123,763

1,042	United Parcel Service, Inc. – Class B (d)	141,420

Shares / Par Value†		Description	Value ($)

		United States — continued

	1,277	Universal Display Corp. (a)	210,092

	14,533	Verizon Communications, Inc. (a)	644,393

	43,779	Viatris, Inc. (a)	573,067

	55,349	Walgreens Boots Alliance, Inc. (a) (d)	499,248

	1,996	Woodward, Inc. (a)	359,919

	2,777	XPEL, Inc. * (d)	120,800

	7,625	Zoom Communications, Inc. – Class A * (a)	630,511

		Total United States	116,406,670

		TOTAL COMMON STOCKS (COST $162,561,587)	172,881,145

		PREFERRED STOCKS (g) — 0.6%

		Germany — 0.6%

	2,025	Bayerische Motoren Werke AG (a)	138,728

	11,307	Porsche Automobil Holding SE	415,181

	5,486	Volkswagen AG (a)	470,287

		TOTAL PREFERRED STOCKS (COST $1,380,062)	1,024,196

		RIGHTS/WARRANTS — 0.4%

		Canada — 0.2%

	176,256	Resolute Forest Products, Inc. * (e)	352,512

		United States — 0.2%

	195,149	Bristol-Myers Squibb Co. * (e)	312,238

	13,635	Contra Abiomed, Inc. * (e)	23,861

	38,486	Pershing Square Holdings Ltd. * (e)	11,546

		Total United States	347,645

		TOTAL RIGHTS/WARRANTS (COST $548,620)	700,157

		INVESTMENT FUNDS — 1.1%

		United States — 1.1%

	1,356,086	Altaba, Inc. * (e)	1,898,521

		TOTAL INVESTMENT FUNDS (COST $1,031,681)	1,898,521

		DEBT OBLIGATIONS — 70.0%

		Dominican Republic — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

DOP	39,300,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	774,915

		United States — 69.4%

		U.S. Government — 31.1%

	9,615,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.61%, due 04/30/26 (a) (h)	9,614,219

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value† / Shares		Description	Value ($)

		United States — continued

		U.S. Government — continued

	45,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.65%, due 07/31/26 (a) (h)	45,524,980

		Total U.S. Government	55,139,199

		U.S. Government Agency — 38.3%

	2,500,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/54	2,496,932

	64,500,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 12/01/54	65,254,836

		Total U.S. Government Agency	67,751,768

		Total United States	122,890,967

		Uruguay — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

UYU	11,000,000	Uruguay Government International Bonds, 8.25%, due 05/21/31	237,425

		TOTAL DEBT OBLIGATIONS (COST $123,496,329)	123,903,307

		MUTUAL FUNDS — 1.8%

		United States — 1.8%

		Affiliated Issuers — 1.8%

	160,655	GMO Resources Fund, Class VI	3,259,691

		TOTAL MUTUAL FUNDS (COST $3,875,000)	3,259,691

		SHORT-TERM INVESTMENTS — 14.4%

		Sovereign and Sovereign Agency Issuers — 8.2%

EGP	43,000,000	Egypt Treasury Bills, Zero Coupon, due 03/04/25	804,271

JPY	2,000,000,000	Japan Treasury Discount Bills, Zero Coupon, due 01/27/25	13,364,866

NGN	480,000,000	Nigeria Treasury Bills, Zero Coupon, due 03/27/25	265,158

		Total Sovereign and Sovereign Agency Issuers	14,434,295

		Money Market Funds — 1.6%

	2,891,464	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (i)	2,891,464

Shares	Description	Value ($)

	Repurchase Agreements — 4.6%

8,046,045	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/29/24, maturing on 12/02/24 with a maturity value of $8,049,109 and an effective yield of 4.57%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $8,087,570.	8,046,045

	TOTAL SHORT-TERM INVESTMENTS (COST $25,420,686)	25,371,804

	TOTAL INVESTMENTS — 185.9% (Cost $318,313,965)	329,038,821

	SECURITIES SOLD SHORT — (65.1)%

	Common Stocks — (49.3)%

	Australia — (1.6)%

(5,004)	ASX Ltd.	(216,067)

(10,432)	CAR Group Ltd.	(283,535)

(974)	Cochlear Ltd.	(193,942)

(51,239)	Lottery Corp. Ltd.	(173,715)

(1,641)	Mineral Resources Ltd.	(36,213)

(2,930)	Pro Medicus Ltd.	(483,547)

(2,157)	Ramsay Health Care Ltd.	(55,871)

(1,704)	REA Group Ltd.	(281,041)

(6,391)	WiseTech Global Ltd.	(536,928)

(5,055)	Xero Ltd. *	(575,624)

	Total Australia	(2,836,483)

	Austria — (0.1)%

(2,153)	Verbund AG	(172,018)

	Belgium — (0.4)%

(892)	Argenx SE *	(550,511)

(11)	Lotus Bakeries NV	(132,410)

	Total Belgium	(682,921)

	Brazil — (0.3)%

(40,227)	NU Holdings Ltd. – Class A *	(504,044)

	Canada — (2.8)%

(4,525)	Agnico Eagle Mines Ltd.	(382,001)

(22,400)	AltaGas Ltd.	(547,820)

(10,426)	Cameco Corp.	(619,826)

(210)	Descartes Systems Group, Inc. *	(24,543)

(14,941)	Enbridge, Inc.	(648,141)

(4,378)	Franco-Nevada Corp.	(536,830)

(12,461)	GFL Environmental, Inc.	(586,913)

(22,220)	Pan American Silver Corp.	(488,173)

(14,421)	Pembina Pipeline Corp.	(596,597)

(7,538)	Restaurant Brands International, Inc.	(524,720)

	Total Canada	(4,955,564)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Denmark — (0.3)%

(3,917)	Coloplast AS – Class B	(494,392)

(4,410)	Tryg AS	(101,775)

	Total Denmark	(596,167)

	France — (0.8)%

(2,418)	Accor SA	(111,690)

(2,972)	Aeroports de Paris SA	(344,217)

(24,830)	Getlink SE	(406,025)

(262)	Hermes International SCA	(571,848)

(424)	Sodexo SA	(35,261)

	Total France	(1,469,041)

	Germany — (1.4)%

(2,262)	adidas AG	(534,915)

(12,838)	Delivery Hero SE *	(527,410)

(1,765)	MTU Aero Engines AG	(601,721)

(916)	Puma SE	(43,045)

(1,718)	Qiagen NV *	(75,146)

(274)	Rational AG	(256,621)

(1,452)	Siemens Energy AG *	(78,774)

(1,205)	Symrise AG	(133,299)

(2,847)	Talanx AG	(241,372)

	Total Germany	(2,492,303)

	Israel — (0.8)%

(1,830)	CyberArk Software Ltd. *	(592,023)

(1,852)	Monday.com Ltd. *	(528,487)

(1,278)	Wix.com Ltd. *	(285,940)

	Total Israel	(1,406,450)

	Italy — (1.0)%

(10,218)	Amplifon SpA	(259,514)

(636)	DiaSorin SpA	(71,111)

(1,316)	Ferrari NV	(573,285)

(27,581)	FinecoBank Banca Fineco SpA	(442,562)

(41,517)	Infrastrutture Wireless Italiane SpA	(427,843)

	Total Italy	(1,774,315)

	Japan — (3.4)%

(2,000)	Advantest Corp.	(110,761)

(21,800)	Aeon Co. Ltd.	(524,300)

(8,800)	ANA Holdings, Inc.	(170,034)

(10,100)	Asics Corp.	(204,054)

(700)	Daiichi Sankyo Co. Ltd.	(22,229)

(1,300)	Disco Corp.	(355,245)

(1,700)	FANUC Corp.	(44,168)

(44,800)	Japan Exchange Group, Inc.	(542,127)

(6,500)	Kintetsu Group Holdings Co. Ltd.	(138,926)

(12,400)	Kobe Bussan Co. Ltd.	(313,156)

(3,800)	Lasertec Corp.	(418,516)

(1,500)	Mitsubishi Heavy Industries Ltd.	(22,084)

(22,800)	MonotaRO Co. Ltd.	(407,353)

Shares	Description	Value ($)

	Japan — continued

(21,100)	Oriental Land Co. Ltd.	(497,885)

(86,200)	Rakuten Group, Inc. *	(496,783)

(18,600)	Shiseido Co. Ltd.	(346,115)

(417,000)	SoftBank Corp.	(538,976)

(1,100)	SoftBank Group Corp.	(65,942)

(19,700)	Tokyu Corp.	(230,510)

(5,500)	West Japan Railway Co.	(103,573)

(5,800)	Zensho Holdings Co. Ltd.	(350,176)

(700)	ZOZO, Inc.	(22,089)

	Total Japan	(5,925,002)

	Netherlands — (1.0)%

(425)	Adyen NV *	(618,593)

(135)	ASM International NV	(72,654)

(3,663)	BE Semiconductor Industries NV	(435,534)

(3,287)	InPost SA *	(57,561)

(11,055)	OCI NV	(129,199)

(22,270)	Universal Music Group NV	(536,251)

	Total Netherlands	(1,849,792)

	Norway — (0.1)%

(1,596)	Kongsberg Gruppen ASA	(188,076)

	Peru — (0.3)%

(5,006)	Southern Copper Corp.	(502,352)

	Singapore — (0.5)%

(47,600)	CapitaLand Investment Ltd.	(97,127)

(104,685)	Grab Holdings Ltd. – Class A *	(523,425)

(35,200)	Keppel Ltd.	(177,006)

	Total Singapore	(797,558)

	Spain — (0.6)%

(14,075)	Cellnex Telecom SA *	(505,792)

(14,183)	Ferrovial SE	(585,091)

	Total Spain	(1,090,883)

	Sweden — (0.5)%

(15,618)	Beijer Ref AB	(246,402)

(17,204)	EQT AB	(521,578)

(1,986)	Lifco AB – Class B	(60,343)

	Total Sweden	(828,323)

	Switzerland — (0.4)%

(7,101)	Avolta AG	(263,578)

(637)	Bachem Holding AG	(49,363)

(12,598)	SIG Group AG	(249,755)

(424)	VAT Group AG	(169,377)

	Total Switzerland	(732,073)

	United Kingdom — (2.5)%

(421)	Admiral Group PLC	(13,735)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

(35,756)	Auto Trader Group PLC	(381,942)

(3,017)	Entain PLC	(30,943)

(50,713)	Informa PLC	(553,238)

(4,659)	InterContinental Hotels Group PLC	(581,323)

(4,613)	London Stock Exchange Group PLC	(661,129)

(11,860)	M&G PLC	(29,923)

(24,392)	Melrose Industries PLC	(178,484)

(45,202)	Phoenix Group Holdings PLC	(295,851)

(87,205)	Rolls-Royce Holdings PLC *	(620,329)

(14,032)	Severn Trent PLC	(481,684)

(1,884)	United Utilities Group PLC	(26,849)

(46,250)	Wise PLC – Class A *	(519,590)

	Total United Kingdom	(4,375,020)

	United States — (30.5)%

(597)	AbbVie, Inc.	(109,209)

(33,317)	AES Corp.	(434,454)

(2,149)	Alnylam Pharmaceuticals, Inc. *	(543,847)

(211)	Amgen, Inc.	(59,686)

(104)	Aon PLC – Class A	(40,720)

(2,104)	Arthur J Gallagher & Co.	(656,953)

(1,013)	Axon Enterprise, Inc. *	(655,371)

(712)	Bentley Systems, Inc. – Class B	(35,244)

(3,665)	Boeing Co. *	(569,688)

(2,137)	Burlington Stores, Inc. *	(602,378)

(12,309)	Caesars Entertainment, Inc. *	(473,773)

(15,829)	Celsius Holdings, Inc. *	(450,335)

(9,557)	Charter Communications, Inc. – Class A *	(3,793,795)

(44,517)	Chevron Corp.	(7,208,638)

(10,395)	Chipotle Mexican Grill, Inc. *	(639,500)

(6,267)	Cloudflare, Inc. – Class A *	(625,635)

(352,554)	Coeur Mining, Inc. *	(2,277,499)

(4)	ConocoPhillips	(433)

(28,102)	CONSOL Energy, Inc.	(3,672,931)

(351)	CoStar Group, Inc. *	(28,550)

(7,265)	Dayforce, Inc. *	(581,127)

(317)	Dexcom, Inc. *	(24,723)

(13,631)	DraftKings, Inc. – Class A *	(594,993)

(111)	Ecolab, Inc.	(27,613)

(13,589)	EQT Corp.	(617,484)

(11,830)	Equitable Holdings, Inc.	(570,561)

(1,058)	Erie Indemnity Co. – Class A	(466,112)

(8,870)	Exact Sciences Corp. *	(550,650)

(441)	Expand Energy Corp.	(43,641)

(274)	Fair Isaac Corp. *	(650,758)

(3,345)	Fastenal Co.	(279,508)

(7,356)	Fidelity National Information Services, Inc.	(627,467)

(579)	Fiserv, Inc. *	(127,936)

(2,274)	Flutter Entertainment PLC *	(625,841)

(537)	Gartner, Inc. *	(278,128)

(181)	GE Vernova, Inc. *	(60,476)

(283)	HEICO Corp.	(77,364)

(891)	HubSpot, Inc. *	(642,456)

Shares	Description	Value ($)

	United States — continued

(2,770)	Hyatt Hotels Corp. – Class A	(437,494)

(2,242)	Insulet Corp. *	(598,121)

(26,658)	International Paper Co.	(1,568,290)

(7,196)	Liberty Media Corp.-Liberty Formula One – Class C *	(635,839)

(1,207)	Linde PLC	(556,415)

(4,416)	Live Nation Entertainment, Inc. *	(610,512)

(1,747)	Manhattan Associates, Inc. *	(498,664)

(514)	Marvell Technology, Inc.	(47,643)

(1,115)	Mastercard, Inc. – Class A	(594,228)

(182)	MercadoLibre, Inc. *	(361,301)

(2,087)	MongoDB, Inc. *	(673,037)

(733)	Moody’s Corp.	(366,485)

(1,000)	MSCI, Inc.	(609,630)

(2,914)	Newmont Corp.	(122,213)

(6,579)	Okta, Inc. *	(510,267)

(94)	Old Dominion Freight Line, Inc.	(21,163)

(5,584)	ONEOK, Inc.	(634,342)

(10,044)	Palantir Technologies, Inc. – Class A *	(673,752)

(1,495)	Palo Alto Networks, Inc. *	(579,791)

(4,278)	Paychex, Inc.	(625,743)

(2,932)	PTC, Inc. *	(586,576)

(3,338)	Repligen Corp. *	(502,503)

(37,122)	Rivian Automotive, Inc. – Class A *	(454,002)

(11,585)	ROBLOX Corp. – Class A *	(580,756)

(772)	Roku, Inc. *	(53,291)

(11,007)	Rollins, Inc.	(553,982)

(24)	S&P Global, Inc.	(12,540)

(10,917)	Samsara, Inc. – Class A *	(583,950)

(479)	ServiceNow, Inc. *	(502,682)

(164)	Sherwin-Williams Co.	(65,174)

(4,613)	Snowflake, Inc. – Class A *	(806,352)

(529)	Starbucks Corp.	(54,201)

(3,284)	Synopsys, Inc. *	(1,834,081)

(3,257)	Take-Two Interactive Software, Inc. *	(613,554)

(1,828)	Tesla, Inc. *	(630,953)

(123)	Texas Pacific Land Corp.	(196,811)

(13,653)	Toast, Inc. – Class A *	(594,452)

(4,448)	Trade Desk, Inc. – Class A *	(571,790)

(434)	TransDigm Group, Inc.	(543,789)

(115)	Tyler Technologies, Inc. *	(72,355)

(8,529)	Uber Technologies, Inc. *	(613,747)

(126)	Verisk Analytics, Inc.	(37,070)

(204)	Vertiv Holdings Co. – Class A	(26,030)

(4,029)	Vistra Corp.	(643,995)

(1,110)	Watsco, Inc.	(612,276)

(10,823)	Williams Cos., Inc.	(633,362)

(7,605)	Zillow Group, Inc. – Class C *	(644,220)

(2,877)	Zscaler, Inc. *	(594,359)

	Total United States	(54,069,260)

	TOTAL COMMON STOCKS (PROCEEDS $73,741,323)	(87,247,645)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares / Par Value†	Description	Value ($)

	PREFERRED STOCKS (g) — (0.2)%

	Germany — (0.2)%

(1,690)	Sartorius AG	(390,221)

	TOTAL PREFERRED STOCKS (PROCEEDS $568,359)	(390,221)

	DEBT OBLIGATIONS — (15.6)%

	United States — (15.6)%

	U.S. Government Agency — (15.6)%

(30,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 12/01/39	(27,638,439)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $27,325,781)	(27,638,439)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $101,635,463)	(115,276,305)

	Other Assets and Liabilities (net) — (20.8)%	(36,721,232)

	TOTAL NET ASSETS — 100.0%	$177,041,284

A summary of outstanding financial instruments at November 30, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
02/12/2025	SSB	AUD	1,290,000	USD	859,359	17,611
12/03/2024	BCLY	BRL	13,702,529	USD	2,359,657	82,279
12/03/2024	GS	BRL	850,000	USD	148,114	6,843
12/03/2024	MSCI	BRL	33,991,648	USD	5,849,535	200,079
01/15/2025	CITI	CHF	1,060,000	USD	1,235,455	26,078
01/15/2025	SSB	CHF	3,437,275	USD	4,039,945	118,285
02/20/2025	BCLY	CLP	140,000,000	USD	143,946	378
01/15/2025	MSCI	CZK	17,429,024	USD	741,155	10,862
01/28/2025	BOA	EUR	1,370,000	USD	1,486,067	34,727
02/12/2025	BCLY	EUR	777,852	USD	829,077	4,451
01/28/2025	CITI	EUR	79,000	USD	85,259	1,569
01/28/2025	JPM	EUR	665,700	USD	722,439	17,216
01/28/2025	MSCI	EUR	58,000	USD	61,875	432
02/14/2025	SSB	EUR	4,390,000	USD	4,753,713	99,262
02/12/2025	SSB	EUR	753,362	USD	815,923	17,259
01/15/2025	CITI	GBP	350,000	USD	453,410	8,088
01/15/2025	MSCI	GBP	570,000	USD	739,048	13,809
02/18/2025	CITI	HUF	40,000,000	USD	102,398	395
02/18/2025	MSCI	HUF	10,479,461	USD	27,007	284
01/31/2025	MSCI	INR	44,000,000	USD	521,284	2,542
01/27/2025	SSB	JPY	2,000,000,000	USD	13,517,754	54,421
02/20/2025	CITI	KRW	1,411,169,825	USD	1,015,905	849
02/14/2025	JPM	NZD	7,480,000	USD	4,466,882	33,069
02/14/2025	SSB	NZD	860,000	USD	515,187	5,417
01/23/2025	BCLY	PHP	22,000,000	USD	380,577	5,754
01/27/2025	BCLY	RON	2,441,896	USD	528,267	11,153
01/27/2025	BBH	RON	350,000	USD	76,036	1,918

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/27/2025	GS	RON	850,000	USD	182,034	2,032
01/21/2025	CITI	TWD	3,600,000	USD	113,191	1,908
01/21/2025	GS	TWD	2,100,000	USD	66,086	1,171
01/21/2025	SSB	TWD	16,243,349	USD	510,220	8,107
01/15/2025	SSB	USD	473,554	CAD	662,285	285
02/05/2025	UBSA	USD	359,945	CAD	506,995	3,065
02/20/2025	GS	USD	1,309,381	CLP	1,280,196,500	3,435
01/15/2025	CITI	USD	100,023	CZK	2,400,000	540
01/31/2025	MSCI	USD	3,411,460	EUR	3,246,953	28,723
01/28/2025	MSCI	USD	34,898	EUR	33,000	62
01/28/2025	BNYM	USD	82,158	EUR	78,000	473
01/31/2025	BOA	USD	625,531	GBP	498,968	9,276
02/12/2025	DB	USD	123,446	ILS	450,000	665
01/31/2025	BCLY	USD	318,026	JPY	48,599,087	9,281
01/14/2025	SSB	USD	5,100,955	JPY	781,915,155	154,547
01/31/2025	JPM	USD	236,957	KES	32,700,000	12,279
02/04/2025	BCLY	USD	2,283,676	MXN	47,644,114	40,041
01/15/2025	GS	USD	68,167	MXN	1,400,000	326
01/15/2025	MSCI	USD	183,260	MXN	3,800,000	2,649
02/04/2025	MSCI	USD	2,278,099	MXN	47,644,114	45,619
01/28/2025	UBSA	USD	1,254,721	NOK	13,946,365	8,559
01/14/2025	MSCI	USD	3,260,066	PEN	12,360,000	37,651
01/23/2025	CITI	USD	144,693	PHP	8,500,000	125
02/20/2025	BOA	USD	174,749	THB	6,000,000	1,285
02/20/2025	DB	USD	2,125,013	THB	73,547,749	32,812
01/15/2025	BCLY	USD	2,186,450	TRY	82,650,000	93,373
02/28/2025	MSCI	USD	3,984,542	ZAR	73,100,000	41,273

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/31/2025	MSCI	AUD	7,251,350	USD	4,699,794	(31,718)
01/15/2025	CITI	CAD	820,000	USD	583,365	(3,314)
01/15/2025	CITI	CHF	480,000	USD	545,979	(1,663)
01/31/2025	SSB	CHF	9,828,636	USD	11,159,604	(74,287)
01/28/2025	CITI	EUR	35,000	USD	36,970	(108)
01/15/2025	CITI	GBP	380,000	USD	481,406	(2,087)
01/23/2025	CITI	IDR	4,105,000,000	USD	257,872	(620)
02/12/2025	BOA	ILS	1,067,605	USD	288,125	(6,323)
02/26/2025	BCLY	JPY	362,422,400	USD	2,375,655	(72,652)
12/03/2024	BCLY	MXN	47,644,114	USD	2,307,992	(39,876)
12/03/2024	MSCI	MXN	47,644,114	USD	2,302,329	(45,540)
01/28/2025	UBSA	NOK	2,545,309	USD	228,592	(1,965)
01/31/2025	BOA	NZD	3,665,522	USD	2,139,726	(32,687)
02/20/2025	CITI	PLN	1,400,000	USD	340,941	(2,577)
02/20/2025	SSB	PLN	400,000	USD	96,728	(1,420)
01/21/2025	SSB	SEK	6,245,011	USD	570,103	(4,633)
01/21/2025	UBSA	SEK	1,853,784	USD	168,684	(1,922)
01/24/2025	SSB	SGD	120,000	USD	89,574	(237)
01/15/2025	BCLY	TRY	15,200,000	USD	413,988	(5,289)
12/03/2024	BCLY	USD	2,499,321	BRL	13,702,529	(221,943)
02/04/2025	BCLY	USD	2,340,272	BRL	13,702,529	(80,509)
02/04/2025	CITI	USD	76,767	BRL	450,000	(2,554)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/03/2024	GS	USD	86,249	BRL	500,000	(3,149)
12/03/2024	MSCI	USD	6,264,895	BRL	34,341,648	(557,268)
02/04/2025	MSCI	USD	5,802,108	BRL	33,991,648	(196,349)
02/05/2025	BOA	USD	2,654,626	CAD	3,682,642	(17,848)
02/20/2025	GS	USD	107,732	COP	480,000,000	(551)
02/20/2025	MSCI	USD	1,961,114	COP	8,739,300,000	(9,696)
01/15/2025	MSCI	USD	2,381,165	CZK	55,029,024	(75,397)
01/28/2025	CITI	USD	57,350	EUR	52,400	(1,839)
01/15/2025	MSCI	USD	4,364,532	GBP	3,340,000	(114,886)
01/23/2025	CITI	USD	3,222,637	IDR	50,176,943,000	(63,001)
12/03/2024	BCLY	USD	2,412,910	MXN	47,644,114	(65,042)
01/15/2025	DB	USD	3,896,064	MXN	77,418,725	(108,460)
12/03/2024	MSCI	USD	2,412,490	MXN	47,644,114	(64,622)
01/15/2025	SSB	USD	177,244	MXN	3,600,000	(1,119)
01/15/2025	BOA	USD	466,146	NOK	5,000,000	(13,244)
01/28/2025	BCLY	USD	15,095,009	NOK	165,483,568	(105,291)
01/15/2025	CITI	USD	607,723	NOK	6,700,000	(834)
01/15/2025	SSB	USD	4,619,057	NOK	49,827,768	(105,637)
02/12/2025	CITI	USD	537,000	SEK	5,800,000	(2,517)
02/12/2025	SSB	USD	1,126,142	SEK	12,055,521	(15,198)

						$(841,280)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
5	Australia Government Bond 10 Yr.	December 2024	369,385	(3,659)
100	CAC40 10 Euro	December 2024	7,659,426	8,037
10	Canadian Government Bond 10 Yr.	March 2025	881,540	21,641
62	Cotton (h)	March 2025	2,229,830	(4,574)
16	FTSE 100 Index	December 2024	1,692,108	36,120
34	FTSE MIB Index	December 2024	6,016,581	(47,566)
17	Hang Seng Index	December 2024	2,142,591	44,489
145	Iron Ore (h)	January 2025	1,508,290	43,677
22	Lean Hogs (h)	February 2025	759,660	7,494
8	NY Harbor ULSD Futures (h)	December 2024	736,646	(17,279)
11	NYMEX Platinum Futures (h)	January 2025	524,755	(6,238)
3	RBOB Gasoline (h)	December 2024	239,249	(4,296)
6	S&P 500 E-Mini	December 2024	1,815,450	44,058
16	Silver (h)	March 2025	2,488,640	(16,252)
70	Soybean Meal (h)	January 2025	2,043,300	(32,657)
18	Sugar (h)	February 2025	424,973	825
66	TOPIX Index	December 2024	11,833,131	328,618
32	U.S. Treasury Note 10 Yr. (CBT)	March 2025	3,558,000	34,119
4	U.S. Treasury Ultra 10 Yr. (CBT)	March 2025	459,187	2,718
1	U.S. Ultra Bond (CBT)	March 2025	127,187	4,130

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
26	UK Gilt Long Bond	March 2025	3,172,398	38,058
17	WTI Crude (h)	December 2024	1,156,000	(13,175)

			$51,838,327	$468,288

Sales
35	Cocoa (h)	March 2025	3,298,750	(700,613)
4	Coffee (h)	March 2025	477,075	(89,308)
17	Copper (h)	March 2025	1,759,500	70,450
207	Corn (h)	March 2025	4,481,550	67,032
8	DAX Index	December 2024	4,163,817	(22,474)
179	E-mini Russell 2000 Index	December 2024	21,879,170	(2,088,169)
15	Euro Bund	December 2024	2,136,431	(25,023)
9	Euro Bund	March 2025	1,297,361	(80)
15	FTSE Taiwan Index	December 2024	1,127,198	18,938
7	Gold (h)	February 2025	1,876,700	(26,761)
63	IFSC NIFTY 50 Index	December 2024	3,070,083	8,021
41	KOSPI 200 Index	December 2024	2,415,974	114,068
22	Live Cattle Futures (h)	February 2025	1,659,900	(21,466)
90	MSCI Singapore	December 2024	2,514,809	(16,098)
3	Natural Gas (h)	December 2024	100,890	(6,295)
138	OMX Stockholm 30 Index	December 2024	3,190,581	(1,320)
27	S&P/TSX 60	December 2024	5,938,245	(359,489)
31	Soybean (h)	January 2025	1,533,725	1,589
113	Soybean Oil (h)	January 2025	2,829,972	308,648
30	SPI 200 Futures	December 2024	4,148,038	(111,434)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Futures Contracts — continued

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
12	Swiss Market New Index Futures	December 2024	$1,601,455	$54,705
133	U.S. Treasury Note 2 Yr. (CBT)	March 2025	27,412,547	(77,045)
64	U.S. Treasury Note 5 Yr. (CBT)	March 2025	6,886,500	(46,152)
55	Wheat (h)	March 2025	1,507,000	65,541

			$107,307,271	$(2,882,735)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
U.S. Steel Corp.(f)	40.00	01/17/25	(601)	USD	(2,450,277)	(378,630)

Index Options – Puts
S&P 500 Index	5,860.00	12/06/24	(4)	USD	(2,412,952)	(740)
S&P 500 Index	5,810.00	12/13/24	(4)	USD	(2,412,952)	(2,480)
S&P 500 Index	5,730.00	12/20/24	(4)	USD	(2,412,952)	(3,760)
S&P 500 Index	6,000.00	12/27/24	(4)	USD	(2,412,952)	(18,400)
S&P 500 Index	5,870.00	01/03/25	(3)	USD	(1,809,714)	(8,430)
S&P 500 Index	5,970.00	01/10/25	(3)	USD	(1,809,714)	(15,780)
S&P 500 Index	6,035.00	01/17/25	(3)	USD	(1,809,714)	(23,367)

	Total Index Options – Puts					(72,957)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Puts
CDX.NA.HY.S43	BCLY	1.07%	01/15/25	USD	(62,545,000)	Fixed Spread	Pay	(133,128)
CDX.NA.HY.S43	GS	1.08%	12/18/24	USD	(26,805,000)	Fixed Spread	Pay	(41,146)

				Total Written Options On Credit Default Swaps — Puts				(174,274)

				TOTAL WRITTEN OPTIONS (Premiums $949,997)				$(625,861)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XO.42	EUR	472,000	5.00%	1.57%	N/A	12/20/2029	Quarterly	(41,469)	(42,985)	(1,516)
CDX.NA.HY.S43	USD	21,990,000	5.00%	2.95%	N/A	12/20/2029	Quarterly	(1,802,205)	(1,889,161)	(86,956)
CDX.NA.IG.S43	USD	58,548,000	1.00%	0.56%	N/A	12/20/2029	Quarterly	(1,330,652)	(1,396,428)	(65,776)
Sell Protection^:
ITRAXX.EUR.42	EUR	12,809,000	1.00%	2.97%	12,809,000 EUR	12/20/2029	Quarterly	291,293	282,413	(8,880)

								$(2,883,033)	$(3,046,161)	$(163,128)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S33	CITI	USD	2,222,000	5.00%	21.87%	N/A	12/20/2024	Quarterly	(53,637)	(6,277)	47,360
CMBX.NA.BBB-.11	CGMI	USD	1,886,000	3.00%	3.22%	N/A	11/18/2054	Monthly	397,828	236,929	(160,899)
CMBX.NA.BBB-.9	MLCS	USD	1,973,000	3.00%	0.49%	N/A	09/17/2058	Monthly	158,620	311,672	153,052
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	0.66%	N/A	11/18/2064	Monthly	266,640	141,520	(125,120)
CMBX.NA.A.15	MSCI	USD	2,222,500	2.00%	0.66%	N/A	11/18/2064	Monthly	134,225	141,552	7,327
CMBX.NA.BBB-.14	CGMI	USD	576,500	3.00%	21.87%	N/A	12/16/2072	Monthly	162,861	107,726	(55,135)
Sell Protection^:
CDX.NA.HY.S33	CITI	USD	4,363,808	5.00%	2.01%	4,363,808 USD	12/20/2024	Quarterly	752,539	12,327	(740,212)
ITRAXX.XO.42	JPM	EUR	8,890,000	5.00%	8.23%	8,890,000 EUR	12/20/2029	Quarterly	1,882,744	1,833,054	(49,690)
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	0.07%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(56,564)	(23,468)
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	8.51%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(90,503)	(45,901)
CMBX.NA.A.9	MLCS	USD	1,350,000	2.00%	24.15%	1,350,000 USD	09/17/2058	Monthly	2,641	(68,640)	(71,281)
CMBX.NA.A.9	MORD	USD	2,222,000	2.00%	24.15%	2,222,000 USD	09/17/2058	Monthly	(204,146)	(112,976)	91,170
CMBX.NA.AA.10	GS	USD	4,610,000	0.50%	0.07%	4,610,000 USD	11/17/2059	Monthly	42,163	430	(41,733)
CMBX.NA.AAA.15	CGMI	USD	4,445,000	0.50%	7.54%	4,445,000 USD	11/18/2064	Monthly	(165,846)	(39,447)	126,399
CMBX.NA.AAA.15	GS	USD	1,730,000	0.50%	21.87%	1,730,000 USD	11/18/2064	Monthly	(26,617)	(15,353)	11,264
CMBX.NA.AAA.15	MSCI	USD	4,445,000	0.50%	0.64%	4,445,000 USD	11/18/2064	Monthly	(64,210)	(39,448)	24,762
CMBX.NA.AAA.14	CGMI	USD	11,125,000	0.50%	8.23%	11,125,000 USD	12/16/2072	Monthly	(218,513)	(63,425)	155,088

									$2,989,594	$2,292,577	$(697,017)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.56%	3 Month AUD BBSW	AUD	18,770,000	12/18/2026	Quarterly	(1,420)	94,017	95,437
3.79%	3 Month AUD BBSW	AUD	7,500,000	12/18/2026	Quarterly	—	16,903	16,903
4.07%	3 Month AUD BBSW	AUD	9,500,000	12/18/2026	Quarterly	—	(11,854)	(11,854)
CAD-CORRA-OIS-COMPOUND	2.85%	CAD	11,980,000	12/18/2026	Annually	5,639	(1,591)	(7,230)
CAD-CORRA-OIS-COMPOUND	2.99%	CAD	2,500,000	12/18/2026	Annually	—	4,258	4,258
CHF-SARON-OIS-COMPOUND	0.27%	CHF	5,000,000	12/18/2026	Annually	—	17,542	17,542
CHF-SARON-OIS-COMPOUND	0.51%	CHF	27,290,000	12/18/2026	Annually	(27,478)	245,483	272,961
EUR - EuroSTR - COMPOUND	2.16%	EUR	2,500,000	12/18/2026	Annually	—	16,264	16,264
EUR - EuroSTR - COMPOUND	2.17%	EUR	2,500,000	12/18/2026	Annually	—	16,810	16,810
2.15%	EUR - EuroSTR - COMPOUND	EUR	910,000	12/18/2026	Annually	526	(5,731)	(6,257)
3.90%	GBP - SONIA - COMPOUND	GBP	2,500,000	12/18/2026	Annually	—	12,279	12,279
3.53%	3 Month NZD Bank Bill Rate	NZD	20,110,000	12/18/2026	Quarterly	(7,122)	35,796	42,918
USD - SOFR - COMPOUND	3.19%	USD	3,500,000	12/18/2026	Annually	—	(52,577)	(52,577)
USD - SOFR - COMPOUND	3.28%	USD	3,540,000	12/18/2026	Annually	1,343	(46,974)	(48,317)
3.91%	USD - SOFR - COMPOUND	USD	3,000,000	12/18/2026	Annually	—	3,724	3,724
BRL-CDI	11.80%	BRL	13,729,188	01/02/2029	At Maturity	812	(161,842)	(162,654)
MXN-TIIE ON-OIS COMPOUND	8.99%	MXN	9,000,000	12/12/2029	Annually	1,356	3,590	2,234
CL-CLICP-Bloomberg	4.94%	CLP	200,000,000	12/18/2029	Semi-annual	—	560	560
4.44%	CL-CLICP-Bloomberg	CLP	1,700,000,000	12/18/2029	Semi-annual	(10,797)	34,344	45,141
1.70%	CNY-CNREPOFIX=CFXS-Reuters	CNY	10,500,000	12/18/2029	Quarterly	(706)	(7,500)	(6,794)
1.78%	CNY-CNREPOFIX=CFXS-Reuters	CNY	2,550,000	12/18/2029	Quarterly	—	(3,169)	(3,169)
1.62%	CNY-CNREPOFIX=CFXS-Reuters	CNY	3,550,000	12/18/2029	Quarterly	—	(776)	(776)
COP-IBR-OIS-COMPOUND	8.29%	COP	2,060,000,000	12/18/2029	Quarterly	—	8,657	8,657
7.15%	COP-IBR-OIS-COMPOUND	COP	3,400,000,000	12/18/2029	Quarterly	(8,302)	21,120	29,422
CZK-PRIBOR-PRBO	3.09%	CZK	7,300,000	12/18/2029	Semi-annual	—	(4,715)	(4,715)
CZK-PRIBOR-PRBO	3.55%	CZK	6,400,000	12/18/2029	Semi-annual	—	1,611	1,611
HKD-HIBOR-HKAB	2.86%	HKD	9,000,000	12/18/2029	Quarterly	1,279	(29,233)	(30,512)
HKD-HIBOR-HKAB	3.46%	HKD	3,000,000	12/18/2029	Quarterly	—	923	923
3.33%	HKD-HIBOR-HKAB	HKD	3,100,000	12/18/2029	Quarterly	—	1,369	1,369
HUF-BUBOR-Reuters	5.45%	HUF	120,000,000	12/18/2029	Semi-annual	—	(9,920)	(9,920)
ILS-TELBOR01-Reuters	4.19%	ILS	9,500,000	12/18/2029	Quarterly	2,911	17,463	14,552
4.56%	ILS-TELBOR01-Reuters	ILS	1,950,000	12/18/2029	Quarterly	—	(12,249)	(12,249)
4.63%	ILS-TELBOR01-Reuters	ILS	1,350,000	12/18/2029	Quarterly	—	(9,681)	(9,681)
4.52%	ILS-TELBOR01-Reuters	ILS	1,200,000	12/18/2029	Quarterly	—	(7,070)	(7,070)
4.02%	ILS-TELBOR01-Reuters	ILS	1,600,000	12/18/2029	Quarterly	—	365	365
6.00%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	220,000,000	12/18/2029	Semi-annual	(6,684)	5,188	11,872
2.77%	KRW-CD-KSDA-Bloomberg	KRW	1,800,000,000	12/18/2029	Quarterly	(392)	(9,129)	(8,737)
2.93%	KRW-CD-KSDA-Bloomberg	KRW	890,000,000	12/18/2029	Quarterly	—	(9,114)	(9,114)
2.76%	KRW-CD-KSDA-Bloomberg	KRW	630,000,000	12/18/2029	Quarterly	—	(2,816)	(2,816)
PLN-WIBOR-WIBO	4.85%	PLN	1,170,000	12/18/2029	Semi-annual	—	4,870	4,870
4.28%	PLN-WIBOR-WIBO	PLN	4,800,000	12/18/2029	Semi-annual	(380)	9,278	9,658
SGD-SORA-COMPOUND	2.57%	SGD	340,000	12/18/2029	Semi-annual	—	1,174	1,174
SGD-SORA-COMPOUND	2.60%	SGD	410,000	12/18/2029	Semi-annual	—	1,898	1,898
2.18%	SGD-SORA-COMPOUND	SGD	3,100,000	12/18/2029	Semi-annual	(576)	32,008	32,584
TWD-Reuters-6165	1.72%	TWD	24,000,000	12/18/2029	Quarterly	(423)	(2,644)	(2,221)
TWD-Reuters-6165	1.85%	TWD	9,100,000	12/18/2029	Quarterly	—	721	721
TWD-Reuters-6165	1.89%	TWD	11,400,000	12/18/2029	Quarterly	—	1,625	1,625
ZAR-JIBAR-SAFEX	7.51%	ZAR	33,000,000	12/18/2029	Quarterly	1,518	(2,973)	(4,491)
ZAR-JIBAR-SAFEX	7.73%	ZAR	6,300,000	12/18/2029	Quarterly	—	2,594	2,594
6 Month AUD BBSW	4.05%	AUD	4,350,000	12/18/2034	Semi-annual	920	(69,893)	(70,813)
6 Month AUD BBSW	4.06%	AUD	7,310,000	12/18/2034	Semi-annual	4,785	(114,360)	(119,145)
6 Month AUD BBSW	4.28%	AUD	1,800,000	12/18/2034	Semi-annual	—	(6,946)	(6,946)
6 Month AUD BBSW	4.60%	AUD	2,400,000	12/18/2034	Semi-annual	—	30,819	30,819
3.90%	6 Month AUD BBSW	AUD	1,000,000	12/18/2034	Semi-annual	—	24,180	24,180
4.02%	6 Month AUD BBSW	AUD	500,000	12/18/2034	Semi-annual	—	8,958	8,958

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.49%	6 Month AUD BBSW	AUD	1,300,000	12/18/2034	Semi-annual	—	(9,446)	(9,446)
4.46%	6 Month AUD BBSW	AUD	1,200,000	12/18/2034	Semi-annual	—	(6,880)	(6,880)
CAD-CORRA-OIS-COMPOUND	3.15%	CAD	1,100,000	12/18/2034	Annually	—	15,686	15,686
2.85%	CAD-CORRA-OIS-COMPOUND	CAD	2,680,000	12/18/2034	Annually	(3,152)	11,802	14,954
3.11%	CAD-CORRA-OIS-COMPOUND	CAD	600,000	12/18/2034	Annually	—	(6,964)	(6,964)
0.70%	CHF-SARON-OIS-COMPOUND	CHF	1,110,000	12/18/2034	Annually	3,311	(49,263)	(52,574)
0.71%	CHF-SARON-OIS-COMPOUND	CHF	5,620,000	12/18/2034	Annually	10,275	(255,803)	(266,078)
0.68%	CHF-SARON-OIS-COMPOUND	CHF	500,000	12/18/2034	Annually	—	(21,309)	(21,309)
0.67%	CHF-SARON-OIS-COMPOUND	CHF	700,000	12/18/2034	Annually	—	(28,441)	(28,441)
0.50%	CHF-SARON-OIS-COMPOUND	CHF	900,000	12/18/2034	Annually	—	(19,335)	(19,335)
EUR - EuroSTR - COMPOUND	2.24%	EUR	200,000	12/18/2034	Annually	(1,117)	4,603	5,720
2.35%	EUR - EuroSTR - COMPOUND	EUR	600,000	12/18/2034	Annually	—	(20,209)	(20,209)
2.34%	EUR - EuroSTR - COMPOUND	EUR	500,000	12/18/2034	Annually	—	(16,258)	(16,258)
GBP - SONIA - COMPOUND	3.84%	GBP	500,000	12/18/2034	Annually	—	2,726	2,726
3 Month NZD Bank Bill Rate	3.87%	NZD	4,660,000	12/18/2034	Quarterly	2,246	(43,385)	(45,631)
3 Month NZD Bank Bill Rate	4.14%	NZD	8,130,000	12/18/2034	Quarterly	859	30,591	29,732
3 Month SEK STIBOR	2.29%	SEK	10,000,000	12/18/2034	Quarterly	—	7,770	7,770
2.19%	3 Month SEK STIBOR	SEK	31,000,000	12/18/2034	Quarterly	7,464	1,852	(5,612)
2.47%	3 Month SEK STIBOR	SEK	10,000,000	12/18/2034	Quarterly	—	(22,689)	(22,689)
USD - SOFR - COMPOUND	3.26%	USD	1,350,000	12/18/2034	Annually	3,496	(49,323)	(52,819)
USD - SOFR - COMPOUND	3.80%	USD	700,000	12/18/2034	Annually	—	5,808	5,808
3.25%	USD - SOFR - COMPOUND	USD	800,000	12/18/2034	Annually	(1,192)	30,092	31,284
3.12%	USD - SOFR - COMPOUND	USD	400,000	12/18/2034	Annually	—	19,226	19,226
3.31%	USD - SOFR - COMPOUND	USD	800,000	12/18/2034	Annually	—	26,409	26,409
3.55%	USD - SOFR - COMPOUND	USD	700,000	12/18/2034	Annually	—	9,027	9,027
3.72%	USD - SOFR - COMPOUND	USD	400,000	12/18/2034	Annually	—	(698)	(698)
3.76%	USD - SOFR - COMPOUND	USD	600,000	12/18/2034	Annually	—	(2,664)	(2,664)
3.83%	USD - SOFR - COMPOUND	USD	600,000	12/18/2034	Annually	—	(6,248)	(6,248)

						$(21,001)	$(299,689)	$(278,688)

OTC Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
MYR-KLIBOR-BNM	3.38%	BOA	MYR	11,000,000	12/18/2029	Quarterly	$(717)	$(11,068)	$(10,351)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Berkshire Hathaway, Inc.	1 Day Overnight Federal Funds Effective Rate plus 1.05%	GS	USD	24,826,360	01/27/2025	At Maturity	—	(290,680)	(290,680)
1 Day Overnight Federal Funds Effective Rate plus 0.31%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	3,557,960	04/30/2025	Monthly	—	(50,926)	(50,926)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Day Overnight Federal Funds Effective Rate plus 0.24%	GS	USD	3,412,664	04/30/2025	Monthly	—	49,586	49,586
1 Day Overnight Federal Funds Effective Rate plus 0.18%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	1,258,378	05/13/2025	Monthly	—	22,560	22,560

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Day Overnight Federal Funds Effective Rate plus 0.25%	UBSA	USD	1,064,012	05/13/2025	Monthly	—	(19,263)	(19,263)
1 Day Overnight Federal Funds Effective Rate plus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	1,530,629	12/16/2024	Monthly	—	11,471	11,471
Total Return on MSCI World Daily Total Return Net Growth Index	1 Day Overnight Federal Funds Effective Rate minus 0.17%	JPM	USD	1,682,017	12/16/2024	Monthly	—	(46,301)	(46,301)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,872,767	06/18/2025	Monthly	—	(45,683)	(45,683)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	2,353,664	06/24/2026	Monthly	—	49,201	49,201

							$—	$(320,035)	$(320,035)

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(d)	All or a portion of this security is out on loan.

(e)	Investment valued using significant unobservable inputs.

(f)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(g)

Preferred dividend rates are disclosed to the extent that a stated rate exists. (h) All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(i)	The rate disclosed is the 7 day net yield as of November 30, 2024.

(j)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of November 30, 2024.

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:

(43,889)	Allefro.eu.SA	13.4%	(311,354)

(451)	Bidcorp Ltd.	0.5%	(10,999)

(348)	Budimex SA	1.8%	(40,439)

(3,259)	Capitec Bank Holdings Ltd.	25.7%	(591,496)

(463)	CD Projekt SA	0.8%	(19,093)

(11,088)	Clicks Group Ltd.	10.6%	(243,078)

(722)	Dino Polska SA	3.0%	(68,748)

(46,000)	Genscript Biotech Corp.	2.8%	(64,182)

(147)	Hanmi Pharm Co. Ltd.	1.3%	(28,808)

(652)	HYBE Co. Ltd.	4.0%	(91,347)

(683)	Kakao Corp.	0.9%	(19,680)

(14,000)	Kingdee International Software Group Co. Ltd.	0.7%	(15,896)

(888)	Korea Aerospace Industries Ltd.	1.6%	(37,312)

(22,500)	Localiza Rent A Car ADR	6.1%	(140,532)

(22)	LPP SA	3.7%	(85,038)

(9,200)	Nongfu Spring Co. Ltd.	1.7%	(39,463)

(903)	POSCO Chemical Co. Ltd.	4.9%	(112,042)

(13,634)	Rede D’Or Sao Luiz SA	2.7%	(61,295)

(60)	Samsung Biologics Co. Ltd.	1.8%	(42,124)

(12,352)	Samsung Heavy Industries Co. Ltd.	4.4%	(103,258)

(3,055)	Shoprite Holdings Ltd.	2.2%	(50,320)

(3,200)	WEG SA	1.2%	(28,688)

(1,156)	Yuhan Corp.	4.2%	(95,937)

	TOTAL COMMON STOCKS		$(2,301,129)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty:

(235,300)	Airports Of Thailand PC NVDR	14.3%	(417,688)

(122,000)	Genscript Biotech Corp.	5.8%	(170,222)

(383)	Hanmi Pharm Co. Ltd.	2.6%	(75,058)

(90,000)	Innovent Biologics, Inc.	15.4%	(448,842)

(2,341)	Kakao Corp.	2.3%	(67,455)

(249,000)	Kingdee International Software Group Co. Ltd.	9.7%	(282,728)

(7,405)	Korea Aerospace Industries Ltd.	10.7%	(311,145)

(7,600)	Nongfu Spring Co. Ltd.	1.1%	(32,600)

(33)	POSCO Chemical Co. Ltd.	0.1%	(4,095)

(571)	Samsung Biologics Co. Ltd.	13.7%	(400,884)

(40,355)	Samsung Heavy Industries Co. Ltd.	11.5%	(337,352)

(111,250)	Shandong Gold Mining Co. Ltd. - Class H	6.8%	(197,722)

(19,400)	Xpeng, Inc., Class A	4.0%	(117,009)

(15,800)	Zhejiang Leapmotor Technology Co., Ltd.	2.0%	(57,773)

	TOTAL COMMON STOCKS		$(2,920,573)

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

BRL CDI - Brazilian Interbank Offered Rate dominated in Brazilian Real.

BUBOR - Budapest Interbank Offered Rate

CDI - Certificado de Deposito Interbancario

CNY-CNREPOFIX=CFXS - China 7 Day Interbank Repo Trading Rate denominated in Chinese Reminibi.

CORRA - Canadian Overnight Repo Rate Average

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

HIBOR- Hong Kong Interbank Offered Rate

HKAB - Hong Kong Association of Banks

IBR - Indicador Bancario de Referencia

ILS TELBOR01 - Tel Aviv Interbank Offered Rate 1 Month denominated in Israeli Shekel.

KLIBOR - Kuala Lumpur Interbank Offered Rate

KSDA - Korean Securities Dealers Association

MIBOR - Mumbai Interbank Offer Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PLN WIBOR WIBO - Warsaw Interbank Offered Rate denominated in Polish Zloty.

PRIBOR - Prague Interbank Offered Rate Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Agreed Rate denominated in South African Rand.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co

BCLY - Barclays Bank PLC

BNYM - The Bank of New York Mellon

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - China Yuan Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

DOP - Dominican Republic Peso

EGP - Egypt Pound

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KES - Kenyan Shilling

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigeria Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan New Dollar

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

1,105,324	GMO Climate Change Fund, Class III	22,548,616

2,481,868	GMO Emerging Country Debt Fund, Class VI	51,821,397

1,306,069	GMO High Yield Fund, Class VI	23,665,962

165,098,558	GMO Implementation Fund	2,157,838,157

3,858,896	GMO Opportunistic Income Fund, Class VI	93,501,052

	TOTAL MUTUAL FUNDS (COST $2,369,941,078)	2,349,375,184

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

4,070,409	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (a)	4,070,409

	TOTAL SHORT-TERM INVESTMENTS (COST $4,070,409)	4,070,409

	TOTAL INVESTMENTS — 100.1% (Cost $2,374,011,487)	2,353,445,593

	Other Assets and Liabilities (net) — (0.1%)	(1,788,151)

	TOTAL NET ASSETS — 100.0%	$2,351,657,442

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 75.3%

	Australia — 1.5%

61,183	Accent Group Ltd.	98,737

42,220	ANZ Group Holdings Ltd.	860,502

1,704	Aristocrat Leisure Ltd. (a)	75,566

181,837	BHP Group Ltd. (a)	4,794,901

194,851	BlueScope Steel Ltd.	2,823,363

108,075	Brambles Ltd. (a)	1,345,576

17,185	Coles Group Ltd.	208,704

81,101	Fortescue Ltd. (a)	1,005,440

8,004	GrainCorp Ltd. – Class A	40,877

95,164	Grange Resources Ltd.	15,857

57,239	Harvey Norman Holdings Ltd.	178,330

78,161	Helia Group Ltd.	228,880

43,009	HomeCo Daily Needs – (REIT)	35,185

18,303	JB Hi-Fi Ltd.	1,089,225

12,648	NRW Holdings Ltd.	32,306

59,370	Perenti Ltd.	48,112

49,555	Perseus Mining Ltd.	85,770

2,254	Premier Investments Ltd.	51,192

34,516	Ramelius Resources Ltd.	47,482

5,926	Rio Tinto Ltd. (a)	458,712

16,858	Southern Cross Media Group Ltd.	6,002

32,339	Super Retail Group Ltd.	311,849

6,204	Wesfarmers Ltd. (a)	291,612

3,939	Westpac Banking Corp.	85,997

	Total Australia	14,220,177

	Austria — 0.3%

29,598	Erste Group Bank AG	1,624,647

15,576	OMV AG	624,520

27,293	Raiffeisen Bank International AG	533,073

737	Strabag SE	30,068

	Total Austria	2,812,308

	Belgium — 0.7%

75,391	Ageas SA	3,810,851

1,785	Bekaert SA	61,940

3,645	Groupe Bruxelles Lambert NV	252,502

11,812	KBC Group NV	854,125

452	Melexis NV (b)	27,174

80,732	Proximus SADP	524,183

9,432	Syensqo SA	702,193

	Total Belgium	6,232,968

	Brazil — 0.4%

45,600	Banco do Brasil SA	187,726

96,300	Cia de Saneamento de Minas Gerais Copasa MG	406,212

45,000	Cia De Sanena Do Parana	226,242

87,217	CPFL Energia SA	472,846

11,900	Cury Construtora e Incorporadora SA	40,663

13,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,590

Shares	Description	Value ($)

	Brazil — continued

22,100	Grupo SBF SA	45,215

167,700	JBS SA	1,040,182

7,200	Neoenergia SA	23,215

5,100	Petroleo Brasileiro SA	36,126

27	Petroleo Brasileiro SA Sponsored ADR (a)	386

6,600	Porto Seguro SA	41,508

11,400	Ser Educacional SA *	11,652

44,319	Vale SA Sponsored ADR (a)	436,985

6,854	Vale SA	66,959

266,400	Vibra Energia SA	913,414

	Total Brazil	3,990,921

	Canada — 4.0%

3,700	Alimentation Couche-Tard, Inc. (a)	216,469

400	Atco Ltd. – Class I (a)	14,040

41,790	B2Gold Corp. (c)	120,355

32,400	B2Gold Corp. (b) (c)	94,419

3,800	Bank of Montreal	362,344

18,550	Bank of Nova Scotia (c)	1,057,721

16,400	Bank of Nova Scotia (c)	935,352

12,702	Barrick Gold Corp. (a)	222,158

21,737	Brookfield Corp. (a) (c)	1,334,434

3,000	Brookfield Corp. (a) (c)	184,365

2,500	BRP, Inc.	122,121

4,384	Canadian Imperial Bank of Commerce (c)	283,908

2,400	Canadian Imperial Bank of Commerce (c)	155,789

15,500	Canadian Tire Corp. Ltd. – Class A	1,709,035

6,700	Canfor Corp. *	84,848

8,600	Celestica, Inc. * (c)	733,064

7,848	Celestica, Inc. * (c)	674,736

8,100	Cenovus Energy, Inc. (a)	127,737

11,914	Centerra Gold, Inc.	71,841

11,600	CI Financial Corp.	257,262

3,100	Cogeco Communications, Inc.	154,994

2,603	Cogeco, Inc.	114,156

2,900	DREAM Unlimited Corp. – Class A	52,302

24,600	Dundee Precious Metals, Inc.	230,529

19,900	Empire Co. Ltd. – Class A	596,694

600	EQB, Inc.	48,213

900	Fairfax Financial Holdings Ltd. (a)	1,276,862

10,200	Great-West Lifeco, Inc. (a)	367,260

17,400	iA Financial Corp., Inc.	1,663,256

5,400	IGM Financial, Inc.	182,475

1,600	Imperial Oil Ltd. (a) (c)	118,499

239	Imperial Oil Ltd. (a) (c)	17,667

6,200	Interfor Corp. *	90,340

6,585	International Petroleum Corp. * (b)	75,047

31,811	Kinross Gold Corp. (c)	308,885

9,200	Kinross Gold Corp. (c)	90,091

37,083	Magna International, Inc. (c)	1,673,927

13,300	Magna International, Inc. (c)	604,463

87,917	Manulife Financial Corp. (a) (c)	2,824,773

84,400	Manulife Financial Corp. (a) (c)	2,716,980

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

900	National Bank of Canada	89,168

30,898	Nutrien Ltd. (c)	1,441,701

22,600	Nutrien Ltd. (c)	1,055,705

8,600	Onex Corp.	699,585

42,167	Open Text Corp. (a) (c)	1,283,142

9,800	Open Text Corp. (a) (c)	298,469

24,700	Parex Resources, Inc.	264,104

97,700	Power Corp. of Canada	3,290,977

45,600	Quebecor, Inc. – Class B (b)	1,076,773

13,100	Russel Metals, Inc.	430,039

2,300	Spin Master Corp.	53,588

1,900	Stella-Jones, Inc.	97,087

14,400	Sun Life Financial, Inc. (a) (c)	886,288

6,423	Sun Life Financial, Inc. (a) (c)	394,308

5,100	Suncor Energy, Inc. (a) (c)	202,936

2,859	Suncor Energy, Inc. (a) (c)	112,873

37,100	Toronto-Dominion Bank (c)	2,099,520

5,044	Toronto-Dominion Bank (a) (b) (c)	285,137

5,600	Transcontinental, Inc. – Class A	68,198

1,200	Wajax Corp.	20,339

13,500	West Fraser Timber Co. Ltd. (c)	1,326,038

5,503	West Fraser Timber Co. Ltd. (c)	544,687

	Total Canada	37,990,073

	Chile — 0.0%

5,185	Cencosud SA	10,912

138,923	Colbun SA	17,540

	Total Chile	28,452

	China — 2.2%

66,000	361 Degrees International Ltd.	33,915

170,500	3SBio, Inc.	125,534

22,448	Alibaba Group Holding Ltd. Sponsored ADR (a) (b)	1,961,282

555,000	AviChina Industry & Technology Co. Ltd. – Class H	270,495

334,000	BAIC Motor Corp. Ltd. – Class H	96,622

355,091	Bank of Communications Co. Ltd. – Class H	257,231

100,500	Beijing Enterprises Holdings Ltd.	316,844

984,000	China Cinda Asset Management Co. Ltd. – Class H (b)	160,166

800,000	China Communications Services Corp. Ltd. – Class H	421,607

2,420,000	China Construction Bank Corp. – Class H	1,829,663

470,000	China Everbright Environment Group Ltd.	212,793

1,058,000	China Greenfresh Group Co. Ltd. * (d)	—

761,000	China Hongqiao Group Ltd.	1,117,668

268,000	China Lesso Group Holdings Ltd.	121,459

196,000	China National Building Material Co. Ltd. – Class H	84,096

117,000	China Overseas Grand Oceans Group Ltd.	27,813

172,500	China Overseas Land & Investment Ltd.	298,058

886,000	China Railway Group Ltd. – Class H	428,270

Shares	Description	Value ($)

	China — continued

1,928,000	China Reinsurance Group Corp. – Class H	206,440

395,000	China Resources Pharmaceutical Group Ltd.	267,058

24,000	China Shineway Pharmaceutical Group Ltd.	30,075

236,000	China State Construction International Holdings Ltd.	329,508

271,000	China Taiping Insurance Holdings Co. Ltd.	430,049

1,776,400	China Zhongwang Holdings Ltd. * (d)	—

685,000	CITIC Ltd.	765,742

273,000	Consun Pharmaceutical Group Ltd.	284,532

1,444,000	CSPC Pharmaceutical Group Ltd.	944,891

52,000	Ever Sunshine Services Group Ltd.	13,710

126,000	Fufeng Group Ltd.	76,949

26,500	Grand Pharmaceutical Group Ltd.	15,481

44,230	JD.com, Inc. ADR (a)	1,653,317

11,500	JNBY Design Ltd.	21,718

302,000	Kunlun Energy Co. Ltd.	285,808

35,800	Legend Holdings Corp. – Class H *	33,524

92,000	Lenovo Group Ltd.	108,866

71,000	Longfor Group Holdings Ltd.	100,857

143,000	Lonking Holdings Ltd.	26,186

72,400	Midea Real Estate Holding Ltd.	27,380

13,500	NetDragon Websoft Holdings Ltd.	17,549

36,000	Orient Overseas International Ltd.	461,585

466,000	PICC Property & Casualty Co. Ltd. – Class H	707,530

124,000	Poly Property Group Co. Ltd.	25,801

21,500	Shanghai Conant Optical Co. Ltd. – Class H (b)	39,808

43,000	Sino Biopharmaceutical Ltd.	18,117

436,000	Sinopec Engineering Group Co. Ltd. – Class H	321,350

290,000	Sinopharm Group Co. Ltd. – Class H	760,178

146,500	Sinotruk Hong Kong Ltd.	406,804

198,000	Skyworth Group Ltd.	76,649

8,000	SSY Group Ltd.	3,670

487,000	TCL Electronics Holdings Ltd.	323,534

77,200	Tencent Holdings Ltd.	3,986,860

8,000	Tianneng Power International Ltd. (b)	6,752

18,000	Uni-President China Holdings Ltd.	15,937

21,000	Vipshop Holdings Ltd. ADR	290,010

62,000	Zhongsheng Group Holdings Ltd.	123,000

	Total China	20,970,741

	Czech Republic — 0.0%

22,709	Moneta Money Bank AS	116,977

137	Philip Morris CR AS	92,879

	Total Czech Republic	209,856

	Denmark — 0.7%

640	AP Moller - Maersk AS – Class A (a)	1,051,986

978	AP Moller - Maersk AS – Class B (a)	1,664,428

49,029	Danske Bank AS	1,410,671

6,080	Genmab AS *	1,310,375

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

43,708	H Lundbeck AS	272,736

857	Matas AS	15,197

2,601	Rockwool AS – B Shares	951,079

2,359	Scandinavian Tobacco Group AS	31,823

	Total Denmark	6,708,295

	Egypt — 0.0%

9,999	Abou Kir Fertilizers & Chemical Industries	10,644

92,794	Commercial International Bank - Egypt (CIB)	152,318

199,218	Eastern Co. SAE	108,989

23,452	ElSewedy Electric Co.	42,239

780	Misr Fertilizers Production Co. SAE	639

	Total Egypt	314,829

	Finland — 0.5%

6,370	Kemira OYJ	125,245

1,176	Konecranes OYJ	79,603

27,598	Neste OYJ	420,076

678,359	Nokia OYJ	2,849,406

45,823	Outokumpu OYJ	153,891

15,414	TietoEVRY OYJ (a)	275,278

18,579	Valmet OYJ	435,280

	Total Finland	4,338,779

	France — 3.2%

1,682	Amundi SA	109,567

1,692	Aperam SA	48,431

59,833	ArcelorMittal SA	1,504,312

2,574	Arkema SA	204,238

15,105	AXA SA (a)	526,452

28,050	BNP Paribas SA	1,676,709

21,626	Carrefour SA	329,341

35,644	Cie de Saint-Gobain SA (a)	3,254,631

28,771	Coface SA	445,053

60,588	Credit Agricole SA	811,447

8,028	Derichebourg SA	38,812

149	Fnac Darty SA	4,180

9,570	Ipsen SA	1,106,766

1,932	IPSOS SA	90,343

1,025	LVMH Moet Hennessy Louis Vuitton SE (a)	642,561

5,354	Metropole Television SA	61,623

111,048	Orange SA (a)	1,183,552

4,989	Publicis Groupe SA (a)	541,954

6,843	Quadient SA	124,200

30,880	Renault SA	1,325,241

34,447	Rexel SA	890,396

19,055	Rubis SCA (a)	457,753

5,445	Safran SA (a)	1,270,559

45,068	Sanofi SA	4,377,328

3,293	Societe BIC SA	219,683

84,097	Societe Generale SA	2,229,617

56,051	STMicroelectronics NV - NY Shares	1,429,300

Shares	Description	Value ($)

	France — continued

25,467	Television Francaise 1 SA	194,870

70,588	TotalEnergies SE (a)	4,102,584

7,812	Valeo SE	65,064

182,703	Vivendi SE (a)	1,679,598

	Total France	30,946,165

	Germany — 1.4%

4,034	1&1 AG	50,754

109	Amadeus Fire AG	8,928

18,106	Bayerische Motoren Werke AG (a)	1,346,643

3,229	Beiersdorf AG (a)	418,945

11,284	Continental AG	742,611

31,133	Daimler Truck Holding AG (a)	1,180,067

135,692	Deutsche Bank AG (Registered) (a)	2,307,882

22,443	Deutsche Telekom AG (a)	717,972

141	Draegerwerk AG & Co. KGaA	6,112

56,990	E.ON SE (a)	734,537

7,062	Fresenius Medical Care AG	310,816

18,431	Fresenius SE & Co. KGaA *	648,787

10,104	Heidelberg Materials AG	1,277,683

2,496	Henkel AG & Co. KGaA (a)	189,707

364	Hornbach Holding AG & Co. KGaA	31,118

13,583	Kloeckner & Co. SE	67,607

6,270	Knorr-Bremse AG	479,313

274	Krones AG	34,253

41,844	Mercedes-Benz Group AG (a)	2,352,439

36,957	ProSiebenSat.1 Media SE	180,706

969	RTL Group SA	24,953

2,496	Salzgitter AG	43,359

803	SAP SE (a)	190,685

1,390	Siemens AG (Registered) (a)	270,018

1,370	Talanx AG	116,150

	Total Germany	13,732,045

	Greece — 0.0%

12,055	FF Group * (d)	—

	Hong Kong — 0.8%

26,600	Bank of East Asia Ltd.	33,458

110,000	BOC Hong Kong Holdings Ltd.	339,405

29,000	Chow Sang Sang Holdings International Ltd.	24,072

234,000	CITIC Telecom International Holdings Ltd.	68,728

380,000	CK Asset Holdings Ltd.	1,558,993

305,500	CK Hutchison Holdings Ltd.	1,597,613

19,200	Dah Sing Financial Holdings Ltd.	61,747

108,000	E-Commodities Holdings Ltd.	19,442

102,000	First Pacific Co. Ltd.	58,709

104,000	Giordano International Ltd.	22,098

34,500	Health & Happiness H&H International Holdings Ltd.	42,808

21,000	Henderson Land Development Co. Ltd.	65,955

191,000	HKT Trust & HKT Ltd. – Class SS	237,644

206,000	IGG, Inc.	94,186

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

57,000	Johnson Electric Holdings Ltd.	79,556

52,598	K Wah International Holdings Ltd.	11,739

9,500	Kerry Logistics Network Ltd.	8,975

29,800	Luk Fook Holdings International Ltd.	56,386

58,000	Shun Tak Holdings Ltd. *	4,950

17,000	SITC International Holdings Co. Ltd.	44,352

32,500	SmarTone Telecommunications Holdings Ltd.	16,777

17,500	Stella International Holdings Ltd.	31,986

109,500	Sun Hung Kai Properties Ltd. (a)	1,094,336

46,500	Swire Pacific Ltd. – Class A	382,876

6,000	Techtronic Industries Co. Ltd. (a)	85,399

39,000	Texhong International Group Ltd.	19,225

46,000	Texwinca Holdings Ltd.	4,815

190,000	VSTECS Holdings Ltd.	123,763

29,000	VTech Holdings Ltd.	198,554

1,941,000	WH Group Ltd.	1,547,281

71,000	Yue Yuen Industrial Holdings Ltd.	159,792

	Total Hong Kong	8,095,620

	Hungary — 0.3%

23,164	Magyar Telekom Telecommunications PLC	73,539

26,514	MOL Hungarian Oil & Gas PLC	181,726

48,842	OTP Bank Nyrt	2,647,429

16,475	Richter Gedeon Nyrt	438,224

	Total Hungary	3,340,918

	India — 1.4%

10,925	Arvind Ltd.	48,607

56,370	Aurobindo Pharma Ltd.	841,511

268,023	Bharat Petroleum Corp. Ltd.	932,236

9,263	Chambal Fertilisers & Chemicals Ltd.	56,732

53,074	Cipla Ltd.	963,855

5,692	Dhampur Bio Organics Ltd.	8,699

35,063	Dr. Reddy’s Laboratories Ltd.	499,663

32,660	Dr. Reddy’s Laboratories Ltd. ADR (b)	461,812

247,205	GAIL India Ltd.	585,499

954	GHCL Ltd.	6,788

8,970	Glenmark Pharmaceuticals Ltd.	162,480

3,221	Great Eastern Shipping Co. Ltd.	42,073

14,866	Gujarat State Fertilizers & Chemicals Ltd.	39,558

19,662	Hero MotoCorp Ltd.	1,111,291

22,693	Hindalco Industries Ltd.	176,970

288,507	Indian Oil Corp. Ltd.	475,561

4,252	LIC Housing Finance Ltd.	32,167

908	Lupin Ltd.	22,076

330,840	Manappuram Finance Ltd.	614,508

25,150	Morepen Laboratories Ltd. *	23,502

4,489	Natco Pharma Ltd.	73,437

215,788	NMDC Ltd.	589,940

716,905	Oil & Natural Gas Corp. Ltd.	2,186,637

132,441	Petronet LNG Ltd.	529,691

78,445	Power Finance Corp. Ltd.	460,896

Shares	Description	Value ($)

	India — continued

408,268	Power Grid Corp. of India Ltd.	1,592,761

25,276	PTC India Ltd.	52,113

108,353	Sammaan Capital Ltd.	215,901

3,985	Shriram Finance Ltd.	142,429

4,181	Sun Pharmaceutical Industries Ltd.	88,403

5,415	Sun TV Network Ltd.	48,922

2,884	Suven Pharmaceuticals Ltd. *	44,397

7,757	Vardhman Textiles Ltd.	43,764

59,469	Zydus Lifesciences Ltd.	680,835

	Total India	13,855,714

	Indonesia — 0.7%

1,293,100	AKR Corporindo Tbk. PT	100,449

729,800	Aneka Tambang Tbk. PT	66,006

1,198,800	Aspirasi Hidup Indonesia Tbk. PT	58,333

3,398,300	Astra International Tbk. PT	1,094,813

279,300	Astra Otoparts Tbk. PT	40,761

1,667,400	Bank Central Asia Tbk. PT	1,052,901

1,438,392	Bank Mandiri Persero Tbk. PT	559,272

2,751,200	Bank Negara Indonesia Persero Tbk. PT	865,844

1,665,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT	57,299

339,400	Bumi Serpong Damai Tbk. PT *	21,407

168,800	Ciputra Development Tbk. PT	11,415

2,475,300	Dharma Satya Nusantara Tbk. PT	177,224

1,484,300	Erajaya Swasembada Tbk. PT	38,823

273,400	ESSA Industries Indonesia Tbk. PT	14,166

14,200	Gudang Garam Tbk. PT *	11,499

81,800	Indofood CBP Sukses Makmur Tbk. PT	61,460

1,504,800	Indofood Sukses Makmur Tbk. PT	717,140

1,152,300	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	41,815

953,000	Japfa Comfeed Indonesia Tbk. PT	102,943

35,400	Jasa Marga Persero Tbk. PT	9,941

2,246,300	Kalbe Farma Tbk. PT	212,627

6,119,300	Lippo Karawaci Tbk. PT *	41,321

190,600	Medco Energi Internasional Tbk. PT	13,125

1,302,200	Media Nusantara Citra Tbk. PT *	24,664

10,234,800	Panin Financial Tbk. PT *	277,779

2,911,900	Perusahaan Gas Negara Tbk. PT	279,731

2,792,600	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	192,126

905,200	Saratoga Investama Sedaya Tbk. PT	121,044

2,223,100	Telkom Indonesia Persero Tbk. PT	381,186

371,600	Tempo Scan Pacific Tbk. PT	59,107

165,800	Timah Tbk. PT *	11,766

2,213,600	Triputra Agro Persada PT	113,066

	Total Indonesia	6,831,053

	Ireland — 0.2%

9,210	AIB Group PLC	50,259

3,801	Kerry Group PLC – Class A	367,694

15,644	Origin Enterprises PLC	50,715

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Ireland — continued

9,611	Permanent TSB Group Holdings PLC *	15,181

24,734	Ryanair Holdings PLC Sponsored ADR	1,089,285

	Total Ireland	1,573,134

	Israel — 0.5%

48,319	Bank Hapoalim BM	555,373

153,044	Bank Leumi Le-Israel BM	1,744,102

8,135	Check Point Software Technologies Ltd. *	1,480,570

11,781	ICL Group Ltd.	53,545

14,349	Israel Discount Bank Ltd. – Class A	94,462

2,990	Nice Ltd. Sponsored ADR * (a)	545,496

87,044	Oil Refineries Ltd.	22,137

	Total Israel	4,495,685

	Italy — 1.7%

47,471	Anima Holding SpA	312,931

16,819	Banca IFIS SpA	354,708

19,321	Banco BPM SpA	147,224

100,316	BPER Banca SpA	612,224

17,700	Credito Emiliano SpA	188,006

38,757	Eni SpA (a)	548,380

4,443	Esprinet SpA *	20,922

47,809	Generali (a)	1,367,822

261,787	Intesa Sanpaolo SpA	1,004,879

6,382	Iveco Group NV	63,845

124,971	Leonardo SpA	3,365,543

55,600	MFE-MediaForEurope NV – Class A	165,873

7,028	MFE-MediaForEurope NV – Class B	28,870

17,017	Poste Italiane SpA	238,935

192,660	Stellantis NV (a)	2,557,348

2,297,130	Telecom Italia SpA * (b)	551,851

38,557	Tenaris SA ADR	1,477,890

3,424	Tenaris SA	65,690

22,409	UniCredit SpA	860,770

229,600	Unipol Gruppo SpA	2,770,798

	Total Italy	16,704,509

	Japan — 18.2%

1,400	ADEKA Corp.	25,806

5,100	Aichi Corp.	46,991

15,100	Air Water, Inc.	187,471

2,000	Amada Co. Ltd.	19,294

38,500	Amano Corp.	1,099,498

2,800	AOKI Holdings, Inc.	23,338

3,000	Arata Corp.	60,339

5,600	Asahi Yukizai Corp.	159,048

8,800	Axial Retailing, Inc.	52,932

3,400	Bandai Namco Holdings, Inc.	71,975

3,600	Bando Chemical Industries Ltd.	42,353

53,100	Beenos, Inc.	1,282,949

15,400	Belluna Co. Ltd.	78,052

9,200	BML, Inc.	173,990

Shares	Description	Value ($)

	Japan — continued

28,500	Bridgestone Corp. (a)	1,019,419

100,500	Brother Industries Ltd.	1,771,951

5,000	Bunka Shutter Co. Ltd.	62,386

25,000	Canon Marketing Japan, Inc.	802,147

29,600	Canon, Inc.	964,302

2,500	Central Glass Co. Ltd.	55,264

1,300	Chiyoda Integre Co. Ltd.	29,779

9,700	Chubu Electric Power Co., Inc. (a)	102,695

300	Cosmo Energy Holdings Co. Ltd.	13,067

151,000	Credit Saison Co. Ltd.	3,618,546

1,100	Dai Nippon Toryo Co. Ltd.	8,124

107,100	Daicel Corp.	949,896

3,000	Dai-Dan Co. Ltd.	73,115

2,500	Daido Steel Co. Ltd.	19,627

2,400	Daiichi Jitsugyo Co. Ltd.	37,810

35,500	Daiwa House Industry Co. Ltd.	1,117,706

117,110	Daiwabo Holdings Co. Ltd.	2,398,152

111,000	Denka Co. Ltd.	1,575,733

2,900	Dowa Holdings Co. Ltd.	86,993

1,600	DTS Corp. (a)	44,586

4,200	EDION Corp.	50,805

700	Elecom Co. Ltd.	6,728

335,600	ENEOS Holdings, Inc.	1,817,220

87,000	EXEO Group, Inc.	1,018,964

43,000	Ferrotec Holdings Corp.	709,568

115,600	Fuji Corp.	1,680,302

79,900	FUJIFILM Holdings Corp.	1,807,846

10,200	Fujitsu Ltd. (a)	195,970

100	Fukuda Denshi Co. Ltd.	4,846

1,200	Fukushima Galilei Co. Ltd.	43,694

22,100	Glory Ltd.	377,865

17,600	GS Yuasa Corp.	304,136

22,500	GungHo Online Entertainment, Inc.	452,613

140,500	H.U. Group Holdings, Inc.	2,303,206

3,200	Hanwa Co. Ltd.	103,509

50,300	Haseko Corp.	676,999

32,100	Hitachi Construction Machinery Co. Ltd.	725,497

4,700	Hitachi Ltd. (a)	118,444

65,000	Hogy Medical Co. Ltd.	2,089,756

177,000	Honda Motor Co. Ltd. (a)	1,527,154

55,648	Honda Motor Co. Ltd. Sponsored ADR	1,441,283

15,200	Horiba Ltd.	871,902

18,600	Hosiden Corp.	289,457

107,700	Idemitsu Kosan Co. Ltd.	719,544

300	Inaba Denki Sangyo Co. Ltd.	7,631

40,700	Inabata & Co. Ltd.	886,879

241,100	Inpex Corp.	3,159,855

252,700	Isuzu Motors Ltd.	3,370,876

75,500	ITOCHU Corp. (a)	3,735,593

17,500	Itochu Enex Co. Ltd.	188,588

500	Itochu-Shokuhin Co. Ltd.	23,248

7,700	Itoham Yonekyu Holdings, Inc.	194,477

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

2,300	JAFCO Group Co. Ltd.	32,521

1,000	Japan Lifeline Co. Ltd.	8,833

36,400	Japan Post Insurance Co. Ltd.	763,343

59,500	Japan Tobacco, Inc. (a)	1,678,489

300	Justsystems Corp. (a)	6,928

50,800	Kaga Electronics Co. Ltd.	891,994

1,000	Kajima Corp.	18,305

3,500	Kamei Corp.	42,486

10,400	Kandenko Co. Ltd.	153,463

4,100	Kaneka Corp.	94,990

222,700	Kanematsu Corp.	3,797,429

159,600	Kawasaki Kisen Kaisha Ltd.	2,126,619

21,300	KDDI Corp. (a)	704,015

5,500	Kinden Corp.	113,488

237,700	Kirin Holdings Co. Ltd.	3,321,531

13,100	Kitz Corp.	95,272

8,800	Kohnan Shoji Co. Ltd.	211,605

18,000	Kokuyo Co. Ltd.	336,710

38,000	Komatsu Ltd. (a)	1,028,890

7,400	Komeri Co. Ltd.	158,819

800	Konami Group Corp. (a)	79,096

5,700	Kubota Corp.	71,357

80,300	Kumiai Chemical Industry Co. Ltd.	427,850

1,000	Kyokuto Kaihatsu Kogyo Co. Ltd.	15,258

16,900	Kyudenko Corp.	581,066

303,200	Macromill, Inc.	2,447,273

22,200	Marubeni Corp.	335,074

23,600	Maruha Nichiro Corp.	474,578

65,500	Maruichi Steel Tube Ltd.	1,421,134

2,700	Maruzen Showa Unyu Co. Ltd.	115,758

7,100	Matsuda Sangyo Co. Ltd.	143,863

143,300	Maxell Ltd.	1,640,199

145,200	Mazda Motor Corp.	925,956

17,400	MCJ Co. Ltd.	161,179

1,000	Medipal Holdings Corp.	16,245

900	Melco Holdings, Inc.	13,173

800	Mirait One Corp.	11,571

23,800	Mitsubishi Corp. (a)	403,031

159,800	Mitsubishi Electric Corp. (a)	2,713,300

28,400	Mitsubishi Gas Chemical Co., Inc.	535,928

2,900	Mitsubishi Research Institute, Inc.	84,009

300	Mitsubishi Shokuhin Co. Ltd.	9,652

12,900	Mitsubishi UFJ Financial Group, Inc. (a)	153,973

48,500	Mitsui & Co. Ltd. (a)	1,019,197

2,700	Mitsui DM Sugar Holdings Co. Ltd.	57,369

5,900	Mitsui Mining & Smelting Co. Ltd.	185,029

84,300	Mitsui OSK Lines Ltd. (a)	2,890,213

3,000	MIXI, Inc.	56,383

27,500	Mizuno Corp.	1,502,423

61,100	Morinaga & Co. Ltd.	1,118,444

1,500	Morinaga Milk Industry Co. Ltd.	29,426

1,100	Nafco Co. Ltd.	14,387

6,400	Nagase & Co. Ltd.	130,830

Shares	Description	Value ($)

	Japan — continued

23,600	NEC Corp. (a)	2,017,761

57,300	NGK Insulators Ltd.	756,278

76,100	NH Foods Ltd.	2,621,613

19,200	Nichias Corp.	745,537

2,200	Nichiha Corp.	41,789

4,500	Nichireki Group Co. Ltd.	72,230

2,000	Nippon Densetsu Kogyo Co. Ltd.	25,975

25,000	Nippon Shinyaku Co. Ltd.	728,970

3,600	Nippon Soda Co. Ltd.	65,216

1,239,100	Nippon Telegraph & Telephone Corp. (a)	1,271,552

63,300	Nippon Television Holdings, Inc.	1,040,350

109,100	Nippon Yusen KK (a)	3,497,820

411,500	Nissan Motor Co. Ltd. (b)	992,411

1,500	Nissin Corp.	43,763

8,300	Niterra Co. Ltd.	257,625

900	Nitta Corp.	21,188

4,400	Nittetsu Mining Co. Ltd.	123,884

23,500	Nitto Denko Corp.	375,713

55,400	Nojima Corp.	857,707

29,200	Nomura Real Estate Holdings, Inc.	725,889

3,200	Noritake Co. Ltd.	80,975

1,700	NS United Kaiun Kaisha Ltd.	45,427

1,100	Obara Group, Inc.	30,195

199,300	Oji Holdings Corp.	735,995

40,500	Okamura Corp.	530,946

113,900	Ono Pharmaceutical Co. Ltd.	1,308,614

2,400	Open House Group Co. Ltd.	88,878

60,000	ORIX Corp. (a)	1,350,610

700	Osaka Gas Co. Ltd. (a)	15,371

5,600	Otsuka Corp. (a)	139,870

25,300	Otsuka Holdings Co. Ltd.	1,470,076

172,900	Pacific Industrial Co. Ltd.	1,497,402

900	PALTAC Corp.	25,924

355,500	Panasonic Holdings Corp.	3,468,265

351,100	Penta-Ocean Construction Co. Ltd.	1,440,264

6,300	Pilot Corp.	202,034

2,200	Prima Meat Packers Ltd.	32,073

2,200	Raito Kogyo Co. Ltd.	32,059

14,800	Recruit Holdings Co. Ltd. (a)	1,029,454

31,400	Renesas Electronics Corp.	411,845

34,700	Rengo Co. Ltd.	205,723

500	Restar Corp.	7,956

16,700	Ricoh Co. Ltd.	190,269

107,200	Rohm Co. Ltd.	1,005,262

4,700	S Foods, Inc.	82,689

4,300	Sakai Moving Service Co. Ltd.	68,237

8,300	Sakata INX Corp.	84,761

23,100	San-Ai Obbli Co. Ltd.	292,173

8,800	Sanki Engineering Co. Ltd.	171,001

19,500	Sankyo Co. Ltd.	276,934

38,700	Sankyu, Inc.	1,339,594

21,000	Sanwa Holdings Corp.	634,260

9,500	SCSK Corp. (a)	192,501

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

143,700	Sega Sammy Holdings, Inc.	2,527,346

700	Seiko Epson Corp.	12,472

91,900	Sekisui Chemical Co. Ltd.	1,488,042

50,500	Sekisui House Ltd.	1,197,584

2,900	Sekisui Jushi Corp.	41,266

6,400	Shimamura Co. Ltd.	363,282

4,200	Shinagawa Refractories Co. Ltd.	46,396

224,200	Shionogi & Co. Ltd.	3,180,213

116,600	Ship Healthcare Holdings, Inc.	1,719,530

700	Sinanen Holdings Co. Ltd.	29,684

8,700	Sinko Industries Ltd.	81,227

14,200	Sohgo Security Services Co. Ltd. (a)	106,407

27,260	Sojitz Corp.	556,689

121,600	Stanley Electric Co. Ltd.	2,049,082

1,100	Star Micronics Co. Ltd.	13,378

18,100	Starts Corp., Inc.	445,621

65,800	Subaru Corp.	1,055,867

153,600	SUMCO Corp.	1,241,862

53,900	Sumitomo Corp. (a)	1,156,917

3,000	Sumitomo Densetsu Co. Ltd.	96,537

83,400	Sumitomo Forestry Co. Ltd.	3,183,264

39,100	Sumitomo Heavy Industries Ltd.	829,481

123,800	Sumitomo Mitsui Financial Group, Inc.	3,055,485

99,500	Sumitomo Mitsui Trust Group, Inc.	2,494,641

9,100	Sun Frontier Fudousan Co. Ltd.	114,397

4,100	Suntory Beverage & Food Ltd.	139,716

2,800	Suzuken Co. Ltd.	87,611

127,700	T&D Holdings, Inc.	2,420,575

8,400	Takeuchi Manufacturing Co. Ltd.	272,299

5,400	Tamron Co. Ltd.	154,841

65,200	THK Co. Ltd.	1,577,454

9,800	TIS, Inc. (a)	240,327

1,600	Toho Holdings Co. Ltd.	45,732

272,200	Tokai Carbon Co. Ltd.	1,652,945

204,300	Tokyo Electric Power Co. Holdings, Inc. * (a)	735,125

53,500	Tokyo Gas Co. Ltd. (a)	1,612,672

30,000	Tokyo Steel Manufacturing Co. Ltd.	298,165

116,000	Tosei Corp. (b)	1,892,829

67,500	Tosoh Corp.	931,609

51,800	TOTO Ltd.	1,399,760

10,000	Toyo Tire Corp.	155,731

16,500	Toyoda Gosei Co. Ltd.	272,220

9,700	Toyota Boshoku Corp.	123,506

20,100	Toyota Industries Corp.	1,502,482

107,600	Toyota Tsusho Corp.	1,841,005

600	Tsubakimoto Chain Co.	7,517

7,400	Tsugami Corp.	67,285

18,100	TV Asahi Holdings Corp.	264,404

3,600	Wacoal Holdings Corp.	123,465

17,900	YAMABIKO Corp.	296,167

168,300	Yamaha Corp.	1,240,693

Shares	Description	Value ($)

	Japan — continued

488,500	Yamaha Motor Co. Ltd.	4,256,168

5,300	Yamazen Corp.	45,607

18,000	Yellow Hat Ltd.	309,424

82,900	Yokogawa Bridge Holdings Corp.	1,527,887

22,900	Yokohama Rubber Co. Ltd.	465,300

6,200	Yuasa Trading Co. Ltd.	179,342

38,500	Zenkoku Hosho Co. Ltd. (b)	1,380,312

	Total Japan	173,727,496

	Kuwait — 0.0%

8,662	Humansoft Holding Co. KSC	69,794

	Malaysia — 0.1%

356,500	CIMB Group Holdings Bhd.	661,621

91,200	Sime Darby Bhd.	46,825

	Total Malaysia	708,446

	Mexico — 0.8%

896,700	America Movil SAB de CV – Series B	666,808

40,486	Arca Continental SAB de CV	343,680

195,398	Cemex SAB de CV Sponsored ADR	1,088,367

7,770	Coca-Cola Femsa SAB de CV Sponsored ADR	618,725

495,200	Credito Real SAB de CV SOFOM ER * (d)	—

36,229	El Puerto de Liverpool SAB de CV – Class C1	183,872

102,269	Fomento Economico Mexicano SAB de CV	899,645

123,000	Genomma Lab Internacional SAB de CV – Class B	163,656

59,200	Gentera SAB de CV	74,742

2,480	Gruma SAB de CV – Class B	42,408

1,700	Grupo Aeroportuario del Sureste SAB de CV ADR	442,238

7,548	Grupo Aeroportuario del Sureste SAB de CV – Class B	192,013

10,000	Grupo Comercial Chedraui SA de CV	64,955

208,422	Grupo Financiero Banorte SAB de CV – Class O	1,374,348

212,601	Grupo Mexico SAB de CV – Series B	1,035,634

815	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	7,191,091

	Netherlands — 2.1%

4,026	Aalberts NV	154,334

12,124	Aegon Ltd.	78,294

2,751	Akzo Nobel NV	160,628

433	ASML Holding NV	295,873

38,936	EXOR NV	3,845,695

9,049	ForFarmers NV	30,874

2,448	IMCD NV	367,277

185,731	ING Groep NV	2,867,195

4,004	JDE Peet’s NV	79,711

93,281	Koninklijke Ahold Delhaize NV (a)	3,219,779

28,461	Koninklijke BAM Groep NV	122,089

2,017	Koninklijke Heijmans NV	61,671

143,143	Koninklijke KPN NV	554,911

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

91,848	NN Group NV	4,262,519

19,519	Prosus NV	794,575

19,994	Randstad NV (a)	878,031

36,726	Signify NV	821,101

6,928	Wolters Kluwer NV (a)	1,156,224

	Total Netherlands	19,750,781

	New Zealand — 0.0%

62,733	Meridian Energy Ltd. (a)	230,847

22,920	Spark New Zealand Ltd.	39,692

	Total New Zealand	270,539

	Norway — 0.6%

31,187	BW LPG Ltd.	379,304

84,778	Elkem ASA *	140,169

126,190	Equinor ASA (a)	3,058,531

32,280	Europris ASA	193,624

42,429	Hoegh Autoliners ASA	494,871

10,064	Odfjell Drilling Ltd.	44,411

98,003	Orkla ASA	905,261

1,648	Selvaag Bolig ASA	5,052

4,613	Stolt-Nielsen Ltd.	117,113

38,924	Storebrand ASA	427,955

33,014	Wallenius Wilhelmsen ASA	322,334

	Total Norway	6,088,625

	Pakistan — 0.0%

15,265	Engro Fertilizers Ltd.	10,983

135,079	Oil & Gas Development Co. Ltd.	94,525

98,219	Pakistan Petroleum Ltd.	59,373

	Total Pakistan	164,881

	Philippines — 0.0%

60,900	Manila Water Co., Inc.	26,651

1,006,080	Megaworld Corp.	35,025

	Total Philippines	61,676

	Poland — 0.2%

1,616	Asseco Poland SA	36,104

7,656	Bank Polska Kasa Opieki SA	255,907

92,537	ORLEN SA	1,164,223

109,913	PGE Polska Grupa Energetyczna SA *	182,501

28,059	Powszechny Zaklad Ubezpieczen SA	305,968

	Total Poland	1,944,703

	Portugal — 0.0%

33,533	Navigator Co. SA	121,703

202,578	Sonae SGPS SA	201,953

	Total Portugal	323,656

Shares	Description	Value ($)

	Qatar — 0.1%

130,563	Industries Qatar QSC	465,768

40,449	Ooredoo QPSC	131,500

13,070	Qatar National Bank QPSC	61,372

	Total Qatar	658,640

	Russia — 0.0%

3,038,020	Alrosa PJSC (d) (e)	—

160,792,062	Federal Grid Co-Rosseti PJSC * (d) (e)	2

180,610	Gazprom Neft PJSC (d) (e)	—

2,050,858	Gazprom PJSC (d) (e)	—

455,400	GMK Norilskiy Nickel PAO (d) (e)	—

6,310,100	Inter RAO UES PJSC (d) (e)	—

19,776	LSR Group PJSC (d) (e)	—

1	LSR Group PJSC GDR * (d) (e)	—

74,944	LUKOIL PJSC (d) (e)	—

1,863,335	Magnitogorsk Iron & Steel Works PJSC (d) (e)	—

25,400	Mechel PJSC * (d) (e)	—

361,420	Moscow Exchange MICEX-Rates PJSC (d) (e)	—

3,294,000	Mosenergo PJSC (d) (e)	—

75,720	Novatek PJSC (d) (e)	—

1,212,010	Novolipetsk Steel PJSC (d) (e)	—

3,466	PhosAgro PJSC (d) (e)	—

67	PhosAgro PJSC GDR * (d) (e)	—

10,215	Polyus PJSC * (d) (e)	—

1	Polyus PJSC GDR * (d) (e)	—

24,471,200	RusHydro PJSC * (d) (e)	—

3,677,652	Sberbank of Russia PJSC (d) (e)	—

425	Severstal PAO (d) (e)	—

91,185	Severstal PAO GDR (Registered) * (d) (e)	—

11,580	SFI PJSC (d) (e)	—

5,940,620	Surgutneftegas PJSC (d) (e)	—

332,388	Tatneft PJSC (d) (e)	—

1,300,440	Unipro PJSC * (d) (e)	—

50,950	United Co. Rusal International PJSC * (d) (e)	—

	Total Russia	2

	Saudi Arabia — 0.0%

1,349	Jamjoom Pharmaceuticals Factory Co.	56,434

	Singapore — 0.8%

29,900	Bumitama Agri Ltd.	18,974

265,400	ComfortDelGro Corp. Ltd.	289,343

19,408	DBS Group Holdings Ltd.	615,851

35,500	First Real Estate Investment Trust – (REIT) (b)	6,754

84,500	First Resources Ltd.	94,046

798,800	Golden Agri-Resources Ltd.	161,022

27,320	Hafnia Ltd.	158,358

210,500	Oversea-Chinese Banking Corp. Ltd.	2,558,563

40,900	Sasseur Real Estate Investment Trust – (REIT)	21,388

37,700	Sheng Siong Group Ltd.	46,452

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

74,700	StarHub Ltd.	68,068

38,500	United Overseas Bank Ltd.	1,045,303

23,600	Venture Corp. Ltd.	226,859

94,600	Wilmar International Ltd.	217,711

90,299	Yangzijiang Financial Holding Ltd.	26,976

991,199	Yangzijiang Shipbuilding Holdings Ltd.	1,783,646

87,400	Yanlord Land Group Ltd. * (b)	42,115

	Total Singapore	7,381,429

	South Africa — 0.3%

16,695	AVI Ltd.	102,014

7,395	Barloworld Ltd.	35,118

5,535	Clicks Group Ltd.	121,342

229,181	FirstRand Ltd.	983,332

18,410	Investec Ltd.	131,501

1,814	JSE Ltd.	11,891

15,700	Momentum Group Ltd.	26,296

17,982	Motus Holdings Ltd.	123,044

20,901	Mr. Price Group Ltd.	334,952

13,613	Nedbank Group Ltd.	219,100

20,035	Raubex Group Ltd.	58,760

6,273	Reunert Ltd.	26,545

58,366	Sanlam Ltd.	285,863

34,493	Sappi Ltd.	96,494

12,648	Tiger Brands Ltd.	177,925

18,520	Truworths International Ltd.	105,181

1,044	Wilson Bayly Holmes-Ovcon Ltd.	11,818

	Total South Africa	2,851,176

	South Korea — 2.4%

15,651	BNK Financial Group, Inc.	118,746

1,320	Cheil Worldwide, Inc.	17,237

124	Chong Kun Dang Pharmaceutical Corp.	8,461

7,148	Coway Co. Ltd.	338,730

1,938	Daewoong Co. Ltd.	29,516

6,725	Daou Data Corp.	52,255

1,785	DB Insurance Co. Ltd.	140,043

22,040	Doosan Bobcat, Inc.	617,317

355	DoubleUGames Co. Ltd.	13,109

14,943	GS Holdings Corp.	449,772

22,415	Hana Financial Group, Inc.	1,005,155

1,143	Handsome Co. Ltd.	12,286

16,290	Hankook Tire & Technology Co. Ltd.	441,522

2,401	Hanyang Digitech Co. Ltd. *	14,296

3,767	HMM Co. Ltd.	48,541

5,265	Hyundai Engineering & Construction Co. Ltd.	103,753

12,559	Hyundai Glovis Co. Ltd.	1,110,427

501	Hyundai Home Shopping Network Corp.	16,232

5,433	Hyundai Marine & Fire Insurance Co. Ltd.	103,768

16,926	Hyundai Mobis Co. Ltd.	2,914,712

5,116	Hyundai Motor Co.	806,354

2,408	Hyundai Steel Co.	36,292

Shares	Description	Value ($)

	South Korea — continued

7,995	JB Financial Group Co. Ltd.	112,902

4,809	KB Financial Group, Inc.	332,134

3,654	KB Financial Group, Inc. ADR	251,870

705	KCC Glass Corp.	19,518

62,399	Kia Corp.	4,178,415

1,121	Korea Investment Holdings Co. Ltd.	60,231

496	Krafton, Inc. *	111,473

24,766	KT&G Corp.	2,167,717

1,266	Kyung Dong Navien Co. Ltd.	68,558

7,843	LG Corp.	422,780

30,115	LG Electronics, Inc.	1,946,527

438	LG Innotek Co. Ltd.	51,279

332	NH Investment & Securities Co. Ltd.	3,182

5,453	POSCO Holdings, Inc. Sponsored ADR	281,484

455	Samsung Card Co. Ltd.	13,908

10,861	Samsung E&A Co. Ltd. *	140,187

55,103	Samsung Electronics Co. Ltd.	2,166,826

26	Samsung Electronics Co. Ltd. GDR (a)	25,525

741	Samsung Fire & Marine Insurance Co. Ltd.	209,642

123	Samsung Securities Co. Ltd.	4,218

28,490	Shinhan Financial Group Co. Ltd.	1,091,654

3,994	T&L Co. Ltd.	172,620

58,381	Woori Financial Group, Inc.	700,973

2,791	Youngone Corp.	82,257

	Total South Korea	23,014,404

	Spain — 1.7%

57,991	Acerinox SA	582,832

14,586	Amadeus IT Group SA (a)	1,024,382

17,671	Atresmedia Corp. de Medios de

	Comunicacion SA	84,914

456,403	Banco Bilbao Vizcaya Argentaria SA	4,311,249

1,724,229	Banco de Sabadell SA	3,251,098

801,970	Banco Santander SA	3,702,381

40,756	CaixaBank SA	221,497

480	Grupo Catalana Occidente SA	18,391

38,575	Industria de Diseno Textil SA (a)	2,128,692

178,668	Mapfre SA (b)	464,464

29,927	Prosegur Cia de Seguridad SA (b)	61,801

62,319	Repsol SA	780,035

20,000	Telefonica SA (a)	90,604

	Total Spain	16,722,340

	Sweden — 0.5%

7,329	Assa Abloy AB – Class B (a)	225,089

4,628	Betsson AB – Class B (a)	59,337

80,227	Fastighets AB Balder – B Shares *	618,212

52,965	Investor AB – B Shares (a)	1,453,176

3,615	Inwido AB	60,696

13,218	Peab AB – Class B	97,255

4,344	Skanska AB – B Shares	90,696

14,266	SSAB AB – B Shares	64,628

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

17,707	Swedbank AB – Class A	346,863

4,640	Volvo AB – A Shares (a)	116,227

43,797	Volvo AB – B Shares (a)	1,090,872

409,294	Volvo Car AB – Class B * (b)	897,548

	Total Sweden	5,120,599

	Switzerland — 1.7%

1,208	ABB Ltd. (Registered) (a)	68,964

83,356	Adecco Group AG (Registered) (a)	2,225,905

393	Bobst Group SA (Registered)	29,220

4,537	Holcim AG (a)	462,408

5,458	Logitech International SA (Registered)	443,563

2,157	Mobilezone Holding AG (Registered)	34,226

23,352	Novartis AG Sponsored ADR (b)	2,469,941

11,571	Novartis AG (Registered) (a)	1,226,750

26,216	Roche Holding AG (a) (c)	7,617,078

750	Roche Holding AG (a) (c)	230,894

6,499	Sandoz Group AG ADR	296,315

787	Sandoz Group AG	35,966

659	Swatch Group AG	120,102

1,221	Swisscom AG (Registered) (a)	705,301

602	u-blox Holding AG	47,344

	Total Switzerland	16,013,977

	Taiwan — 2.8%

11,414	Acter Group Corp. Ltd.	110,898

45,000	Asustek Computer, Inc.	820,896

144,000	Catcher Technology Co. Ltd.	875,080

39,000	Cathay Financial Holding Co. Ltd.	79,340

26,000	Chicony Electronics Co. Ltd.	126,452

492,200	Evergreen Marine Corp. Taiwan Ltd.	3,306,791

29,000	Farglory Land Development Co. Ltd.	58,722

125,000	FIT Hon Teng Ltd. * (b)	51,559

66,205	Fubon Financial Holding Co. Ltd.	180,408

12,080	Fusheng Precision Co. Ltd.	116,487

588,318	Hon Hai Precision Industry Co. Ltd.	3,582,671

20,000	Kung Long Batteries Industrial Co. Ltd.	97,590

52,000	MediaTek, Inc.	2,041,740

49,903	Nantex Industry Co. Ltd.	52,393

10,800	Nien Made Enterprise Co. Ltd.	133,920

22,000	Pegatron Corp.	64,263

6,000	Pixart Imaging, Inc.	39,812

533,000	Pou Chen Corp.	672,076

35,000	Primax Electronics Ltd.	85,387

195,472	Radiant Opto-Electronics Corp.	1,152,445

25,000	Realtek Semiconductor Corp.	369,377

29,000	Shinkong Insurance Co. Ltd.	89,530

44,900	Simplo Technology Co. Ltd.	523,827

2,945	Sinmag Equipment Corp.	13,167

19,000	T3EX Global Holdings Corp.	46,177

12,000	TaiDoc Technology Corp.	54,599

297,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,254,682

Shares	Description	Value ($)

	Taiwan — continued

491	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (a)	90,668

8,000	TTY Biopharm Co. Ltd.	18,636

2,000	United Integrated Services Co. Ltd.	26,500

85,000	Wan Hai Lines Ltd.	218,573

845,000	Yang Ming Marine Transport Corp.	1,915,012

117,000	Yuanta Financial Holding Co. Ltd.	120,233

25,000	YungShin Global Holding Corp.	43,371

	Total Taiwan	26,433,282

	Thailand — 0.9%

94,600	3BB Internet Infrastructure Fund – (REIT)	15,584

1,097,600	AP Thailand PCL NVDR	277,352

165,800	Digital Telecommunications Infrastructure Fund – Class F	42,541

567,700	Energy Absolute PCL NVDR	105,925

39,600	GFPT PCL NVDR	12,256

601,100	Kasikornbank PCL NVDR	2,640,982

4,169,000	Krung Thai Bank PCL NVDR	2,436,376

34,532	Pruksa Holding PCL NVDR	8,520

364,600	PTT Exploration & Production PCL NVDR	1,358,298

735,400	PTT PCL NVDR	692,539

55,400	Regional Container Lines PCL NVDR	45,803

682,900	Sansiri PCL NVDR	35,829

174,100	SCB X PCL NVDR	581,692

7,700	Siam Cement PCL NVDR	41,340

52,300	Somboon Advance Technology PCL NVDR	16,630

76,400	Sri Trang Agro-Industry PCL NVDR	41,123

186,700	Sri Trang Gloves Thailand PCL NVDR	59,449

149,500	Supalai PCL NVDR	83,036

91,100	Thai Oil PCL NVDR	100,437

	Total Thailand	8,595,712

	Turkey — 0.1%

87,737	Akbank TAS	154,046

20,104	Dogus Otomotiv Servis ve Ticaret AS	123,923

58,409	Turk Hava Yollari AO *	479,989

	Total Turkey	757,958

	United Arab Emirates — 0.2%

92,910	Emaar Development PJSC	287,537

330,433	Emaar Properties PJSC	859,617

100,284	Emirates NBD Bank PJSC	546,399

10,323	Orascom Construction PLC	61,395

	Total United Arab Emirates	1,754,948

	United Kingdom — 4.2%

124,468	3i Group PLC (a)	5,881,764

54,388	abrdn PLC	97,603

14,581	Anglogold Ashanti PLC *	364,884

6,390	Ashtead Group PLC (a)	512,132

24,287	Aviva PLC	149,574

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

4,859	Bank of Georgia Group PLC	289,966

259,347	Barratt Redrow PLC	1,412,418

19,877	Bellway PLC	634,577

15,087	Berkeley Group Holdings PLC	797,335

6,334	British American Tobacco PLC Sponsored ADR (a)	240,312

2,565,976	BT Group PLC (b)	5,204,169

7,522	Coca-Cola HBC AG	268,495

40,744	Compass Group PLC (a)	1,396,042

96,532	Currys PLC *	97,816

23,265	Evraz PLC * (d)	—

116,800	Ferrexpo PLC *	120,859

1,720	Galliford Try Holdings PLC	8,272

123,683	GSK PLC Sponsored ADR	4,221,301

19,945	GSK PLC	338,832

35,597	Howden Joinery Group PLC	370,178

205,965	HSBC Holdings PLC	1,919,444

78,121	IG Group Holdings PLC	952,053

20,146	Imperial Brands PLC	658,901

17,373	International Personal Finance PLC	29,320

19,168	Investec PLC	139,308

552,296	ITV PLC	511,140

22,289	J Sainsbury PLC	74,124

4,789	Keller Group PLC	90,575

851,311	Kingfisher PLC	2,685,028

2,000,401	Lloyds Banking Group PLC	1,348,646

62,388	MONY Group PLC	155,585

7,241	Morgan Advanced Materials PLC	24,483

5,953	Morgan Sindall Group PLC	288,486

40,739	OSB Group PLC	207,884

20,286	Paragon Banking Group PLC	194,969

3,990	Pearson PLC ADR (a)	62,364

32,591	Persimmon PLC	522,092

20,638	Plus500 Ltd.	673,884

13,421	Premier Foods PLC	33,390

17,796	Rio Tinto PLC Sponsored ADR (a) (b)	1,118,301

2,887	Rio Tinto PLC (a)	181,514

25,848	Shell PLC (a)	830,679

15,165	Spirent Communications PLC *	33,061

53,827	Standard Chartered PLC	665,462

88,871	Taylor Wimpey PLC	148,297

878	TBC Bank Group PLC	33,873

54,509	TP ICAP Group PLC	182,232

8,122	Vesuvius PLC	43,074

940,967	Vodafone Group PLC	848,979

366,545	Vodafone Group PLC Sponsored ADR	3,287,909

35,451	Zigup PLC	171,123

	Total United Kingdom	40,522,709

	United States — 17.0%

5,137	3M Co. (a)	685,944

2,837	Academy Sports & Outdoors, Inc. (b)	139,722

349	Adtalem Global Education, Inc. * (b)	31,902

Shares	Description	Value ($)

	United States — continued

960	Affiliated Managers Group, Inc.	180,038

2,308	AGCO Corp. (b)	233,593

8,648	Akamai Technologies, Inc. * (b)	813,085

1,040	Allison Transmission Holdings, Inc.	123,240

462	Allstate Corp. (a)	95,814

47,798	Ally Financial, Inc.	1,910,964

13,500	Alphabet, Inc. – Class A (a)	2,280,825

4,427	American Express Co. (b)	1,348,818

14,810	Aptiv PLC * (b)	822,399

9,950	Arch Capital Group Ltd. (a)	1,002,164

14,222	Archer-Daniels-Midland Co. (a)	776,521

2,706	Arrow Electronics, Inc. *	325,153

2,338	Aspen Technology, Inc. * (b)	584,500

391	Atkore, Inc.	36,875

1,406	Autoliv, Inc.	139,363

933	AutoNation, Inc. *	166,904

5,374	Avnet, Inc. (b)	294,012

73,918	Bank of America Corp. (a)	3,511,844

8,427	Bank of New York Mellon Corp. (a)	689,918

35,071	Bath & Body Works, Inc.	1,270,973

4,190	Best Buy Co., Inc.	377,100

1,850	Bio-Rad Laboratories, Inc. – Class A *	629,981

11,052	Block, Inc. *	978,655

110	Boise Cascade Co.	16,236

332	Booking Holdings, Inc. (a)	1,727,057

30,422	BorgWarner, Inc.	1,044,083

267	Brunswick Corp. (b)	21,496

8,633	Builders FirstSource, Inc. *	1,609,796

3,853	Bunge Global SA (b)	345,768

12,861	Capital One Financial Corp. (a)	2,469,441

8,401	CarMax, Inc. * (b)	705,432

1,200	Carter’s, Inc.	65,484

10,638	CBRE Group, Inc. – Class A * (a)	1,489,214

29,358	Centene Corp. * (a)	1,761,480

14,629	Chevron Corp. (a)	2,368,874

5,557	Chord Energy Corp.	708,629

3,870	Cigna Group (a)	1,307,287

38,209	Cisco Systems, Inc. (a)	2,262,355

38,243	Citigroup, Inc. (a)	2,710,281

74,810	Cleveland-Cliffs, Inc. *	931,385

86,484	CNH Industrial NV	1,086,239

26,586	Cognizant Technology Solutions Corp. – Class A (a)	2,139,907

65,940	Comcast Corp. – Class A (a)	2,847,949

1,563	Commercial Metals Co.	96,421

9,173	Conagra Brands, Inc. (b)	252,716

933	Concentrix Corp. (b)	41,938

2,531	Crocs, Inc. * (b)	267,274

2,810	Cummins, Inc. (a)	1,053,862

37,054	CVS Health Corp. (a)	2,217,682

15,667	Darling Ingredients, Inc. *	634,984

12,920	Discover Financial Services (a)	2,356,996

4,179	Dollar General Corp. (b)	322,911

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

8,706	DR Horton, Inc. (a)	1,469,399

33,416	eBay, Inc. (a)	2,114,899

1,846	Elevance Health, Inc. (a)	751,248

1,229	Enphase Energy, Inc. * (b)	87,689

13,256	EOG Resources, Inc. (b)	1,766,495

6,309	EPAM Systems, Inc. * (a)	1,538,891

2,843	Everest Group Ltd.	1,101,833

5,461	Exelixis, Inc. *	199,108

8,665	Expedia Group, Inc. * (a)	1,599,732

14,615	Exxon Mobil Corp. (a)	1,723,985

5,097	Federated Hermes, Inc.	217,897

1,200	Fidelity National Financial, Inc.	76,068

1,215	First Horizon Corp.	25,673

194,017	Ford Motor Co.	2,159,409

6,805	Fox Corp. – Class A (a)	320,652

33,560	Fox Corp. – Class B (a)	1,501,139

72,597	Franklin Resources, Inc. (b)	1,652,308

19,657	GE HealthCare Technologies, Inc. (a)	1,635,856

6,948	General Mills, Inc. (a)	460,374

39,784	General Motors Co.	2,211,593

3,136	Goldman Sachs Group, Inc. (a)	1,908,476

58	Graham Holdings Co. – Class B (a)	54,005

8,980	Green Plains, Inc. *	96,984

512	Group 1 Automotive, Inc. (b)	218,010

4,776	H&R Block, Inc. (b)	283,121

3,970	Hartford Financial Services Group, Inc. (a)	489,541

107,794	Hewlett Packard Enterprise Co.	2,287,389

4,134	Hilton Worldwide Holdings, Inc. (a)	1,047,721

60,263	HP, Inc.	2,135,118

1,537	Humana, Inc. (a) (b)	455,536

318	Huntington Ingalls Industries, Inc. (b)	62,939

22,490	Incyte Corp. *	1,677,529

957	Ingredion, Inc.	141,004

101,685	Intel Corp. (b)	2,445,524

8,958	Intercontinental Exchange, Inc. (a)	1,441,880

12,515	International Business Machines Corp. (a)	2,846,036

8,253	Invesco Ltd.	149,297

3,187	Janus Henderson Group PLC	144,307

878	Jazz Pharmaceuticals PLC *	106,756

11,313	Johnson & Johnson (a)	1,753,628

6,729	JPMorgan Chase & Co. (a)	1,680,366

2,021	KB Home	167,218

402	Kimberly-Clark Corp. (a)	56,019

25,315	Kinder Morgan, Inc. (a)	715,655

2,793	Kohl’s Corp. (b)	41,811

59,585	Kraft Heinz Co. (a) (b)	1,904,932

9,491	Kroger Co. (a)	579,710

7,503	Lam Research Corp. (a)	554,322

17,936	Las Vegas Sands Corp. (a)	951,684

487	La-Z-Boy, Inc.	22,046

2,867	Lear Corp.	280,507

8,380	Lennar Corp. – Class A (b)	1,461,388

2,960	LKQ Corp.	116,298

Shares	Description	Value ($)

	United States — continued

7,151	LyondellBasell Industries NV – Class A (a)	595,964

2,729	M&T Bank Corp.	600,353

2,139	Macy’s, Inc.	34,737

568	ManpowerGroup, Inc. (a)	36,562

591	Markel Group, Inc. *	1,053,706

44,477	Match Group, Inc. * (b)	1,456,177

177	Matson, Inc.	27,113

6,468	Medtronic PLC (a)	559,741

16,722	Merck & Co., Inc. (a)	1,699,624

6,636	Meta Platforms, Inc. – Class A (a)	3,811,188

12,140	MGIC Investment Corp.	318,796

14,590	Micron Technology, Inc. (a)	1,429,090

8,420	Molson Coors Beverage Co. – Class B	522,545

4,289	Morgan Stanley (a)	564,475

53,348	Mosaic Co.	1,411,588

1,199	Mueller Industries, Inc. (b)	96,843

24	NewMarket Corp.	12,805

12,025	Nucor Corp. (a)	1,860,147

16,060	ON Semiconductor Corp. * (b)	1,142,187

2,181	OneMain Holdings, Inc.	125,080

2,036	Oshkosh Corp.	231,310

6,283	Otis Worldwide Corp. (a)	647,023

20,126	Ovintiv, Inc.	914,123

759	Owens Corning	156,066

15,445	PACCAR, Inc. (a)	1,807,065

101,850	Paramount Global – Class B (b)	1,105,073

26,088	PayPal Holdings, Inc. * (a)	2,263,656

100,564	Pfizer, Inc. (a)	2,635,782

1,931	Polaris, Inc.	133,239

1,571	PPG Industries, Inc. (a)	195,385

2,492	Premier, Inc. – Class A (b)	57,067

107	Procter & Gamble Co. (a)	19,181

11,481	PulteGroup, Inc. (a)	1,553,035

2,523	PVH Corp.	273,418

3,448	QUALCOMM, Inc. (b)	546,611

7,520	Radian Group, Inc.	269,141

2,773	Regeneron Pharmaceuticals, Inc. * (a)	2,080,360

3,111	Regions Financial Corp.	84,806

1,146	Robert Half, Inc. (a)	85,503

1,612	Sealed Air Corp.	58,999

2,527	Signet Jewelers Ltd. (b)	253,205

4,097	Skechers USA, Inc. – Class A *	261,471

19,657	Skyworks Solutions, Inc.	1,721,757

5,391	SLM Corp.	147,606

48	Snap-on, Inc.	17,745

4,815	SolarEdge Technologies, Inc. * (b)	76,077

28,492	Solventum Corp. *	2,037,463

4,804	State Street Corp. (a)	473,242

13,129	Steel Dynamics, Inc.	1,907,250

32,364	Synchrony Financial (a)	2,185,217

7,195	T. Rowe Price Group, Inc. (b)	891,029

7,445	Tapestry, Inc.	463,675

2,016	Target Corp. (a)	266,737

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

244	TD SYNNEX Corp.	29,034

822	Terex Corp. (b)	45,037

4,614	Texas Instruments, Inc. (a)	927,552

402	Toll Brothers, Inc. (b)	66,398

11,337	Tyson Foods, Inc. – Class A	731,237

23,313	U.S. Bancorp	1,242,350

1,216	UFP Industries, Inc.	165,254

2,349	United Parcel Service, Inc. – Class B (b)	318,806

377	United Therapeutics Corp. *	139,675

4,783	Unum Group	367,813

65,467	Verizon Communications, Inc. (a)	2,902,807

146,116	Viatris, Inc.	1,912,658

161,655	Walgreens Boots Alliance, Inc. (b)	1,458,128

18,955	Wells Fargo & Co. (a)	1,443,802

19,964	Western Union Co.	219,804

2,319	Whirlpool Corp.	258,383

23,051	Zoom Communications, Inc. – Class A * (a)	1,906,087

	Total United States	162,517,352

	Vietnam — 0.1%

78,536	Duc Giang Chemicals JSC	339,914

48,100	PetroVietNam Ca Mau Fertilizer JSC	70,187

24,900	Quang Ngai Sugar JSC	49,987

60,700	Vietnam Dairy Products JSC	154,819

22,800	Vietnam Engine & Agricultural Machinery Corp.	34,441

	Total Vietnam	649,348

	TOTAL COMMON STOCKS (COST $759,957,506)	720,744,240

	PREFERRED STOCKS (f) — 1.3%

	Brazil — 0.8%

282,650	Bradespar SA	866,722

5,600	Cia de Ferro Ligas da Bahia FERBASA	7,260

1,352,503	Cia Energetica de Minas Gerais	2,674,975

98,260	Gerdau SA	331,518

276,375	Gerdau SA Sponsored ADR	928,621

117,802	Itausa SA	190,894

76,400	Marcopolo SA	109,074

163,813	Petroleo Brasileiro SA	1,059,089

93,011	Petroleo Brasileiro SA ADR (a)	1,212,863

	Total Brazil	7,381,016

	Colombia — 0.0%

9,359	Bancolombia SA Sponsored ADR	306,039

	Germany — 0.4%

9,800	Bayerische Motoren Werke AG	671,375

981	Draegerwerk AG & Co. KGaA	45,270

33,767	Porsche Automobil Holding SE	1,239,889

512	Villeroy & Boch AG	8,358

22,035	Volkswagen AG (a)	1,888,947

	Total Germany	3,853,839

	Russia — 0.0%

12,924	Bashneft PJSC (d) (e)	—

56,000	Nizhnekamskneftekhim PJSC (d) (e)	—

Shares / Par Value†	Description	Value ($)

	Russia — continued

20,810	Sberbank of Russia PJSC (d) (e)	—

9,254,300	Surgutneftegas PJSC (d) (e)	—

16,100	Transneft PJSC (d) (e)	—

	Total Russia	—

	South Korea — 0.1%

1,194	LG Electronics, Inc.	36,897

18,916	Samsung Electronics Co. Ltd.	632,265

51	Samsung Electronics Co. Ltd. GDR	42,758

	Total South Korea	711,920

	TOTAL PREFERRED STOCKS (COST $19,993,801)	12,252,814

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%

7,900	Resolute Forest Products, Inc. * (g)	15,800

	TOTAL RIGHTS/WARRANTS (COST $8,690)	15,800

	INVESTMENT FUNDS — 2.1%

	United States — 2.1%

33,700	iShares Core S&P 500 ETF (a)	20,390,859

	TOTAL INVESTMENT FUNDS (COST $19,989,829)	20,390,859

	DEBT OBLIGATIONS — 19.4%

	United States — 19.4%

	U.S. Government — 19.4%

10,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.71%, due 01/31/26	10,009,420

84,610,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.61%, due 04/30/26 (a)	84,603,124

46,052,537	U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	45,295,098

45,415,552	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34 (a)	45,204,262

	Total U.S. Government	185,111,904

	Total United States	185,111,904

	TOTAL DEBT OBLIGATIONS (COST $185,532,132)	185,111,904

	MUTUAL FUNDS — 13.9%

	United States — 13.9%

	Affiliated Issuers — 13.9%

588,768	GMO Climate Change Fund, Class III	12,010,869

1,086,115	GMO Emerging Country Debt Fund, Class VI	22,678,084

625,671	GMO High Yield Fund, Class VI	11,337,154

2,112,958	GMO Opportunistic Income Fund, Class VI	51,196,961

1,660,018	GMO Resources Fund, Class VI	33,681,758

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

	Affiliated Issuers — continued

402,421	GMO U.S. Treasury Fund, Class VI (formerly Core Class) (h)	2,012,107

	Total Affiliated Issuers	132,916,933

	TOTAL MUTUAL FUNDS (COST $151,214,146)	132,916,933

	SHORT-TERM INVESTMENTS — 8.9%

	Money Market Funds — 0.4%

4,169,361	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (i)	4,169,361

	Repurchase Agreements — 8.5%

80,999,307	Nomura Securities International, Inc. Repurchase Agreement, dated 11/29/24, maturing on 12/02/24 with a maturity value of $81,030,087 and an effective yield of 4.56%, collateralized by a U.S. Treasury Note with maturity date 05/31/27 and a market value of $81,620,153.	80,999,307

	TOTAL SHORT-TERM INVESTMENTS (COST $85,168,668)	85,168,668

	TOTAL INVESTMENTS — 120.9% (Cost $1,221,864,772)	1,156,601,218

	SECURITIES SOLD SHORT — (18.6)%

	Common Stocks — (18.5)%

	Australia — (0.9)%

(14,283)	ASX Ltd.	(616,723)

(31,632)	CAR Group Ltd.	(859,737)

(2,727)	Cochlear Ltd.	(542,998)

(147,017)	Lottery Corp. Ltd.	(498,429)

(3,319)	Mineral Resources Ltd.	(73,242)

(8,406)	Pro Medicus Ltd.	(1,387,269)

(6,673)	Ramsay Health Care Ltd.	(172,844)

(4,639)	REA Group Ltd.	(765,112)

(18,337)	WiseTech Global Ltd.	(1,540,550)

(14,504)	Xero Ltd. *	(1,651,602)

	Total Australia	(8,108,506)

	Austria — (0.1)%

(5,744)	Verbund AG	(458,928)

	Belgium — (0.2)%

(2,319)	Argenx SE *	(1,431,205)

(34)	Lotus Bakeries NV	(409,268)

	Total Belgium	(1,840,473)

	Brazil — (0.1)%

(110,116)	NU Holdings Ltd. – Class A *	(1,379,753)

Shares	Description	Value ($)

	Canada — (1.4)%

(9,825)	Agnico Eagle Mines Ltd.	(829,426)

(59,200)	AltaGas Ltd.	(1,447,811)

(27,947)	Cameco Corp.	(1,661,449)

(37,335)	Enbridge, Inc.	(1,619,592)

(12,159)	Franco-Nevada Corp.	(1,490,937)

(33,146)	GFL Environmental, Inc.	(1,561,177)

(62,927)	Pan American Silver Corp.	(1,382,506)

(37,664)	Pembina Pipeline Corp.	(1,558,160)

(19,854)	Restaurant Brands International, Inc.	(1,382,037)

	Total Canada	(12,933,095)

	Denmark — (0.2)%

(11,266)	Coloplast AS – Class B	(1,421,959)

(12,653)	Tryg AS	(292,010)

	Total Denmark	(1,713,969)

	France — (0.4)%

(8,350)	Accor SA	(385,695)

(8,553)	Aeroports de Paris SA	(990,609)

(67,086)	Getlink SE	(1,097,002)

(685)	Hermes International SCA	(1,495,099)

	Total France	(3,968,405)

	Germany — (0.7)%

(6,464)	adidas AG	(1,528,600)

(35,026)	Delivery Hero SE *	(1,438,937)

(4,792)	MTU Aero Engines AG	(1,633,681)

(3,833)	Qiagen NV *	(167,658)

(786)	Rational AG	(736,146)

(1,253)	Siemens Energy AG *	(67,978)

(2,665)	Symrise AG	(294,806)

(7,939)	Talanx AG	(673,076)

	Total Germany	(6,540,882)

	Israel — (0.4)%

(4,871)	CyberArk Software Ltd. *	(1,575,817)

(4,690)	Monday.com Ltd. *	(1,338,339)

(3,300)	Wix.com Ltd. *	(738,342)

	Total Israel	(3,652,498)

	Italy — (0.5)%

(27,614)	Amplifon SpA	(701,333)

(1,825)	DiaSorin SpA	(204,053)

(3,866)	Ferrari NV	(1,684,133)

(74,527)	FinecoBank Banca Fineco SpA	(1,195,854)

(112,566)	Infrastrutture Wireless Italiane SpA	(1,160,019)

	Total Italy	(4,945,392)

	Japan — (1.8)%

(5,800)	Advantest Corp.	(321,206)

(64,700)	Aeon Co. Ltd.	(1,556,065)

(28,600)	ANA Holdings, Inc.	(552,610)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

(26,700)	Asics Corp.	(539,430)

(3,800)	Disco Corp.	(1,038,407)

(2,100)	FANUC Corp.	(54,561)

(127,000)	Japan Exchange Group, Inc.	(1,536,834)

(17,600)	Kintetsu Group Holdings Co. Ltd.	(376,168)

(35,600)	Kobe Bussan Co. Ltd.	(899,061)

(10,900)	Lasertec Corp.	(1,200,481)

(6,900)	Mitsubishi Heavy Industries Ltd.	(101,588)

(65,300)	MonotaRO Co. Ltd.	(1,166,673)

(61,800)	Oriental Land Co. Ltd.	(1,458,262)

(248,800)	Rakuten Group, Inc. *	(1,433,870)

(53,000)	Shiseido Co. Ltd.	(986,242)

(1,317,000)	SoftBank Corp.	(1,702,235)

(46,600)	Tokyu Corp.	(545,267)

(12,900)	West Japan Railway Co.	(242,925)

(18,000)	Zensho Holdings Co. Ltd.	(1,086,753)

(1,800)	ZOZO, Inc.	(56,800)

	Total Japan	(16,855,438)

	Netherlands — (0.5)%

(1,116)	Adyen NV *	(1,624,352)

(388)	ASM International NV	(208,812)

(9,898)	BE Semiconductor Industries NV	(1,176,880)

(7,292)	InPost SA *	(127,696)

(27,372)	OCI NV	(319,896)

(61,525)	Universal Music Group NV	(1,481,493)

	Total Netherlands	(4,939,129)

	Norway — (0.1)%

(3,701)	Kongsberg Gruppen ASA	(436,133)

	Peru — (0.1)%

(13,468)	Southern Copper Corp.	(1,351,514)

	Singapore — (0.2)%

(177,700)	CapitaLand Investment Ltd.	(362,595)

(285,987)	Grab Holdings Ltd. – Class A *	(1,429,935)

(101,100)	Keppel Ltd.	(508,388)

	Total Singapore	(2,300,918)

	Spain — (0.3)%

(44,102)	Cellnex Telecom SA *	(1,584,826)

(38,685)	Ferrovial SE	(1,595,872)

	Total Spain	(3,180,698)

	Sweden — (0.2)%

(48,792)	Beijer Ref AB	(769,782)

(48,343)	EQT AB	(1,465,627)

	Total Sweden	(2,235,409)

	Switzerland — (0.2)%

(20,374)	Avolta AG	(756,252)

Shares	Description	Value ($)

	Switzerland — continued

(3,158)	Bachem Holding AG	(244,726)

(33,660)	SIG Group AG	(667,308)

(1,078)	VAT Group AG	(430,632)

	Total Switzerland	(2,098,918)

	United Kingdom — (1.2)%

(84,211)	Auto Trader Group PLC	(899,534)

(143,046)	Informa PLC	(1,560,517)

(12,767)	InterContinental Hotels Group PLC	(1,592,993)

(11,957)	London Stock Exchange Group PLC	(1,713,662)

(55,428)	Melrose Industries PLC	(405,583)

(122,085)	Phoenix Group Holdings PLC	(799,056)

(238,479)	Rolls-Royce Holdings PLC *	(1,696,410)

(36,589)	Severn Trent PLC	(1,256,010)

(255)	United Utilities Group PLC	(3,634)

(124,939)	Wise PLC – Class A *	(1,403,611)

	Total United Kingdom	(11,331,010)

	United States — (9.0)%

(981)	AbbVie, Inc.	(179,454)

(92,314)	AES Corp.	(1,203,775)

(6,298)	Alnylam Pharmaceuticals, Inc. *	(1,593,835)

(5,412)	Arthur J Gallagher & Co.	(1,689,843)

(2,627)	Axon Enterprise, Inc. *	(1,699,564)

(1,553)	Bentley Systems, Inc. – Class B	(76,873)

(10,046)	Boeing Co. *	(1,561,550)

(5,484)	Burlington Stores, Inc. *	(1,545,830)

(35,140)	Caesars Entertainment, Inc. *	(1,352,539)

(43,518)	Celsius Holdings, Inc. *	(1,238,087)

(27,504)	Chipotle Mexican Grill, Inc. *	(1,692,046)

(16,400)	Cloudflare, Inc. – Class A *	(1,637,212)

(19,361)	Dayforce, Inc. *	(1,548,686)

(35,331)	DraftKings, Inc. – Class A *	(1,542,198)

(35,708)	EQT Corp.	(1,622,572)

(32,406)	Equitable Holdings, Inc.	(1,562,941)

(2,789)	Erie Indemnity Co. – Class A	(1,228,722)

(23,616)	Exact Sciences Corp. *	(1,466,081)

(718)	Fair Isaac Corp. *	(1,705,272)

(7,958)	Fastenal Co.	(664,970)

(19,522)	Fidelity National Information Services, Inc.	(1,665,227)

(1,001)	Fiserv, Inc. *	(221,181)

(6,097)	Flutter Entertainment PLC *	(1,677,993)

(1,479)	Gartner, Inc. *	(766,018)

(140)	GE Vernova, Inc. *	(46,777)

(2,274)	HubSpot, Inc. *	(1,639,668)

(6,529)	Hyatt Hotels Corp. – Class A	(1,031,190)

(5,933)	Insulet Corp. *	(1,582,806)

(17,849)	Liberty Media Corp.-Liberty Formula One – Class C *	(1,577,138)

(3,733)	Linde PLC	(1,720,876)

(11,472)	Live Nation Entertainment, Inc. *	(1,586,004)

(4,700)	Manhattan Associates, Inc. *	(1,341,568)

(3,014)	Mastercard, Inc. – Class A	(1,606,281)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(458)	MercadoLibre, Inc. *	(909,208)

(4,961)	MongoDB, Inc. *	(1,599,873)

(1,692)	Moody’s Corp.	(845,966)

(2,764)	MSCI, Inc.	(1,685,017)

(5,556)	Newmont Corp.	(233,019)

(18,112)	Okta, Inc. *	(1,404,767)

(14,694)	ONEOK, Inc.	(1,669,238)

(25,838)	Palantir Technologies, Inc. – Class A *	(1,733,213)

(4,019)	Palo Alto Networks, Inc. *	(1,558,649)

(11,249)	Paychex, Inc.	(1,645,391)

(7,653)	PTC, Inc. *	(1,531,059)

(9,482)	Repligen Corp. *	(1,427,420)

(99,031)	Rivian Automotive, Inc. – Class A *	(1,211,149)

(33,341)	ROBLOX Corp. – Class A *	(1,671,384)

(411)	Roku, Inc. *	(28,371)

(30,492)	Rollins, Inc.	(1,534,662)

(28,661)	Samsara, Inc. – Class A *	(1,533,077)

(1,260)	ServiceNow, Inc. *	(1,322,294)

(9,668)	Snowflake, Inc. – Class A *	(1,689,966)

(8,812)	Take-Two Interactive Software, Inc. *	(1,660,005)

(4,632)	Tesla, Inc. *	(1,598,781)

(230)	Texas Pacific Land Corp.	(368,021)

(34,548)	Toast, Inc. – Class A *	(1,504,220)

(11,499)	Trade Desk, Inc. – Class A *	(1,478,196)

(1,279)	TransDigm Group, Inc.	(1,602,549)

Shares	Description	Value ($)

	United States — continued

(22,559)	Uber Technologies, Inc. *	(1,623,346)

(10,877)	Vistra Corp.	(1,738,580)

(2,861)	Watsco, Inc.	(1,578,128)

(29,354)	Williams Cos., Inc.	(1,717,796)

(18,142)	Zillow Group, Inc. – Class C *	(1,536,809)

(7,729)	Zscaler, Inc. *	(1,596,734)

	Total United States	(86,511,665)

	TOTAL COMMON STOCKS (PROCEEDS $129,768,445)	(176,782,733)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%

(4,567)	Sartorius AG	(1,054,520)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,541,856)	(1,054,520)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $131,310,301)	(177,837,253)

	Other Assets and Liabilities (net) — (2.3)%	(21,831,156)

	TOTAL NET ASSETS — 100.0%	$956,932,809

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

Alrosa PJSC	12/06/17	$4,239,436	0.0%	$—

Bashneft PJSC	06/11/20	245,233	0.0%	—

Federal Grid Co-Rosseti PJSC	08/12/19	462,175	0.0%	2

Gazprom Neft PJSC	08/12/19	1,228,645	0.0%	—

Gazprom PJSC	08/10/20	7,398,324	0.0%	—

GMK Norilskiy Nickel PAO	06/11/20	1,319,027	0.0%	—

Inter RAO UES PJSC	06/05/20	453,917	0.0%	—

LSR Group PJSC	08/12/19	175,128	0.0%	—

LSR Group PJSC GDR	05/06/21	2	0.0%	—

LUKOIL PJSC	07/13/20	6,946,911	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	—

Mechel PJSC	11/12/21	47,412	0.0%	—

Moscow Exchange MICEX-Rates PJSC	07/22/20	707,707	0.0%	—

Mosenergo PJSC	11/22/21	96,796	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	55,853	0.0%	—

Novatek PJSC	10/21/21	777,645	0.0%	—

Novolipetsk Steel PJSC	11/07/19	3,077,372	0.0%	—

PhosAgro PJSC	12/03/20	212,444	0.0%	—

PhosAgro PJSC GDR	12/03/20	1,365	0.0%	—

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

Polyus PJSC	07/22/20	$2,148,976	0.0%	$—

Polyus PJSC GDR	02/24/23	0	0.0%	—

RusHydro PJSC	01/13/21	263,311	0.0%	—

Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	—

Sberbank of Russia PJSC	01/10/22	77,024	0.0%	—

Severstal PAO	02/02/21	7,249	0.0%	—

Severstal PAO GDR (Registered)	03/16/20	1,679,360	0.0%	—

SFI PJSC	03/16/20	68,731	0.0%	—

Surgutneftegas PJSC	12/18/19	3,244,318	0.0%	—

Surgutneftegas PJSC	03/16/20	4,726,538	0.0%	—

Tatneft PJSC	03/16/20	2,263,701	0.0%	—

Transneft PJSC	05/29/20	320,452	0.0%	—

Unipro PJSC	01/13/21	50,836	0.0%	—

United Co. Rusal International PJSC	11/12/21	51,607	0.0%	—

				$2

A summary of outstanding financial instruments at November 30, 2024 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
453	U.S. Treasury Note 10 Yr. (CBT)	March 2025	50,367,938	324,870
671	U.S. Treasury Note 5 Yr. (CBT)	March 2025	72,200,649	596,758
460	U.S. Treasury Ultra 10 Yr. (CBT)	March 2025	52,806,562	312,587

			$175,375,149	$1,234,215

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S42	USD	26,300,000	1.00%	1.57%	N/A	12/20/2029	Quarterly	791,630	656,527	(135,103)
CDX.NA.HY.S43	USD	14,700,000	5.00%	2.95%	N/A	12/20/2029	Quarterly	(1,084,125)	(1,262,877)	(178,752)

								$(292,495)	$(606,350)	$(313,855)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	1 Day Overnight Federal Funds Effective Rate plus 1.40%	GS	USD	19,989,829	01/21/2025	Monthly	—	(401,030)	(401,030)
Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	5,361,487	06/24/2026	Monthly	—	151,613	151,613
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	9,968,842	06/18/2025	Monthly	—	(84,006)	(84,006)

							$—	$(333,423)	$(333,423)

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any. (b) All or a portion of this security is out on loan.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	The security is restricted as to resale.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	Investment valued using significant unobservable inputs.

(h)	All or a portion of this security is purchased with collateral from securities loaned.

(i)	The rate disclosed is the 7 day net yield as of November 30, 2024.

(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

(k)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of November 30, 2024.

Shares	Description	% of Equity Basket	Value ($)

(646,600)	Airports Of Thailand PC NVDR	11.4%	(1,147,797)

(24,400)	China International Capital Corp.	0.4%	(42,719)

(482,000)	Genscript Biotech Corp.	6.7%	(672,518)

(2,022)	Hanmi Pharm Co. Ltd.	3.9%	(396,260)

(263,500)	Innovent Biologics, Inc.	13.1%	(1,314,109)

(3,976)	Kakao Corp.	1.1%	(114,567)

(710,000)	Kingdee International Software Group Co. Ltd.	8.0%	(806,171)

(33,722)	Korea Aerospace Industries Ltd.	14.1%	(1,416,940)

129,326	Nokia OYJ	(5.4%)	543,226

(21,800)	Nongfu Spring Co. Ltd.	0.9%	(93,510)

(99)	POSCO Chemical Co. Ltd.	0.1%	(12,284)

(21,900)	Rede D’Or Sao Luiz SA	1.0%	(98,457)

(2,218)	Samsung Biologics Co. Ltd.	15.5%	(1,557,200)

(170,614)	Samsung Heavy Industries Co. Ltd.	14.2%	(1,426,265)

(318,250)	Shandong Gold Mining Co. Ltd. - Class H	5.6%	(565,620)

(59,400)	Xpeng, Inc., Class A	3.6%	(358,263)

(5,388)	Yuhan Corp.	4.5%	(447,153)

(36,800)	Zhejiang Leapmotor Technology Co., Ltd.	1.3%	(134,559)

	TOTAL COMMON STOCKS		$(10,061,166)

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

2,643,712	GMO Alternative Allocation Fund, Class VI	46,608,634

1,146,851	GMO Asset Allocation Bond Fund, Class VI	22,512,693

166,214	GMO Climate Change Fund, Class III	3,390,761

579,642	GMO Emerging Country Debt Fund, Class VI	12,102,929

781,316	GMO Emerging Markets ex-China Fund, Class VI	11,149,384

874,280	GMO Emerging Markets Fund, Class VI	21,061,415

2,186,299	GMO International Equity Fund, Class IV	54,110,909

1,662,452	GMO International Opportunistic Value Fund, Class IV	25,319,142

1,091,134	GMO-Usonian Japan Value Creation Fund, Class VI	22,531,905

2,468,787	GMO Multi-Sector Fixed Income Fund, Class IV	44,364,109

462,600	GMO Opportunistic Income Fund, Class VI	11,208,805

476,053	GMO Quality Cyclicals Fund, Class VI	11,734,709

335,907	GMO Quality Fund, Class VI	11,743,307

326,251	GMO Resources Fund, Class VI	6,619,633

448,908	GMO Small Cap Quality Fund, Class VI	12,214,774

1,390,130	GMO U.S. Equity Fund, Class VI	20,671,238

1,090,346	GMO U.S. Opportunistic Value Fund, Class VI	27,291,359

369,012	GMO U.S. Small Cap Value Fund, Class VI	8,472,517

120,699	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	603,494

	TOTAL MUTUAL FUNDS (COST $374,804,335)	373,711,717

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

219,554	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (a)	219,554

	TOTAL SHORT-TERM INVESTMENTS (COST $219,554)	219,554

	TOTAL INVESTMENTS — 100.0% (Cost $375,023,889)	373,931,271

	Other Assets and Liabilities (net) — 0.0%	108,431

	TOTAL NET ASSETS — 100.0%	$374,039,702

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
33,288	GMO Climate Change Fund, Class III	679,076
101,007	GMO Emerging Markets ex-China Fund, Class VI	1,441,367
793,518	GMO International Equity Fund, Class IV	19,639,574
534,854	GMO International Opportunistic Value Fund, Class IV	8,145,824
229,459	GMO-Usonian Japan Value Creation Fund, Class VI	4,738,321
156,536	GMO Quality Cyclicals Fund, Class VI	3,858,610
334,842	GMO Quality Fund, Class VI	11,706,064
114,308	GMO Resources Fund, Class VI	2,319,309
148,505	GMO Small Cap Quality Fund, Class VI	4,040,809
431,645	GMO U.S. Equity Fund, Class VI	6,418,565
491,283	GMO U.S. Opportunistic Value Fund, Class VI	12,296,826
113,215	GMO U.S. Small Cap Value Fund, Class VI	2,599,412

	TOTAL MUTUAL FUNDS (COST $66,615,272)	77,883,757

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

82,308	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (a)	82,308

	TOTAL SHORT-TERM INVESTMENTS (COST $82,308)	82,308

	TOTAL INVESTMENTS — 100.1% (Cost $66,697,580)	77,966,065

	Other Assets and Liabilities (net) — (0.1%)	(45,298)

	TOTAL NET ASSETS — 100.0%	$77,920,767

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

275,162	GMO Climate Change Fund, Class III	5,613,306

824,340	GMO Emerging Markets ex-China Fund, Class VI	11,763,332

2,371,757	GMO Emerging Markets Fund, Class VI	57,135,622

5,485,920	GMO International Equity Fund, Class IV	135,776,517

4,182,149	GMO International Opportunistic Value Fund, Class IV	63,694,133

1,746,070	GMO-Usonian Japan Value Creation Fund, Class VI	36,056,341

1,193,433	GMO Quality Cyclicals Fund, Class VI	29,418,131

2,009,789	GMO Quality Fund, Class VI	70,262,201

863,507	GMO Resources Fund, Class VI	17,520,552

1,102,379	GMO Small Cap Quality Fund, Class VI	29,995,726

2,381,658	GMO U.S. Equity Fund, Class VI	35,415,254

3,119,782	GMO U.S. Opportunistic Value Fund, Class VI	78,088,149

787,751	GMO U.S. Small Cap Value Fund, Class VI	18,086,766

	TOTAL MUTUAL FUNDS (COST $547,385,294)	588,826,030

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

400,670	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (a)	400,670

	TOTAL SHORT-TERM INVESTMENTS (COST $400,670)	400,670

	TOTAL INVESTMENTS — 100.0% (Cost $547,785,964)	589,226,700

	Other Assets and Liabilities (net) — (0.0%)	(152,654)

	TOTAL NET ASSETS — 100.0%	$589,074,046

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 80.4%

	Argentina — 0.3%

31,148	Adecoagro SA	339,513

48,400	Vista Energy SAB de CV ADR * (a)	2,576,332

80,900	YPF SA Sponsored ADR *	3,260,270

	Total Argentina	6,176,115

	Australia — 1.4%

189,557	Accent Group Ltd. (a)	305,907

83,908	ANZ Group Holdings Ltd.	1,710,161

2,718	Aristocrat Leisure Ltd. (b)	120,533

391,347	BHP Group Ltd. (b)	10,319,518

451,678	BlueScope Steel Ltd.	6,544,748

257,502	Brambles Ltd. (b)	3,206,000

31,271	Coles Group Ltd.	379,772

162,467	Fortescue Ltd. (b)	2,014,165

391,714	Grange Resources Ltd.	65,271

125,873	Harvey Norman Holdings Ltd.	392,161

157,176	Helia Group Ltd.	460,262

49,194	HomeCo Daily Needs – (REIT)	40,245

39,024	JB Hi-Fi Ltd.	2,322,348

25,451	NRW Holdings Ltd.	65,008

2,814	Premier Investments Ltd.	63,910

44,087	Ramelius Resources Ltd.	60,648

13,517	Rio Tinto Ltd. (b)	1,046,306

78,240	Santos Ltd.	338,212

79,010	Southern Cross Media Group Ltd.	28,128

154,510	Sunrise Energy Metals Ltd. * (a)	24,314

79,367	Super Retail Group Ltd.	765,346

11,680	Wesfarmers Ltd. (b)	549,006

10,191	Westpac Banking Corp.	222,492

	Total Australia	31,044,461

	Austria — 0.3%

66,432	Erste Group Bank AG	3,646,482

54,211	OMV AG	2,173,591

53,952	Raiffeisen Bank International AG	1,053,762

1,869	Strabag SE	76,252

	Total Austria	6,950,087

	Belgium — 0.6%

177,519	Ageas SA	8,973,200

3,755	Bekaert SA	130,299

11,958	Econocom Group SA NV	25,230

6,624	Groupe Bruxelles Lambert NV	458,867

23,634	KBC Group NV	1,708,974

1,487	Melexis NV	89,399

152,692	Proximus SADP	991,410

24,966	Syensqo SA	1,858,667

	Total Belgium	14,236,046

Shares	Description	Value ($)

	Brazil — 0.6%

95,100	Banco do Brasil SA	391,508

153,300	Cia de Saneamento de Minas Gerais Copasa MG	646,648

76,300	Cia De Sanena Do Parana	383,605

227,700	CPFL Energia SA	1,234,472

59,200	Cury Construtora e Incorporadora SA	202,292

26,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	81,346

47,800	Engie Brasil Energia SA	301,888

39,900	Grupo SBF SA	81,633

16,200	Guararapes Confeccoes SA	18,766

267,600	JBS SA	1,659,825

12,900	Neoenergia SA	41,594

164,062	Petroleo Brasileiro SA Sponsored ADR (b)	2,342,805

11,900	Porto Seguro SA	74,840

13,500	PRIO SA	90,063

75,526	Sao Martinho SA	318,834

53,100	Ser Educacional SA *	54,276

55,200	Suzano SA	572,477

16,600	TIM SA	43,702

9	TIM SA ADR	116

39,400	Transmissora Alianca de Energia Eletrica SA	223,233

212,370	Vale SA	2,074,709

30,285	Vale SA Sponsored ADR (b)	298,610

444,800	Vibra Energia SA	1,525,100

	Total Brazil	12,662,342

	Canada — 4.5%

8,800	Algoma Steel Group, Inc. (a)	94,408

13,100	Alimentation Couche-Tard, Inc. (b)	766,416

58,000	Anaergia, Inc. * (a)	38,113

28,100	ARC Resources Ltd.	518,025

2,000	Atco Ltd. – Class I (b)	70,198

125,400	B2Gold Corp. (a) (c)	365,438

14,585	B2Gold Corp. (c)	42,005

7,700	Bank of Montreal	734,224

44,382	Bank of Nova Scotia (c)	2,530,662

36,100	Bank of Nova Scotia (c)	2,058,916

23,513	Barrick Gold Corp. (b)	411,242

52,409	Brookfield Corp. (b) (c)	3,217,389

4,700	Brookfield Corp. (b) (c)	288,838

6,200	BRP, Inc.	302,859

9,954	Canadian Imperial Bank of Commerce (a) (c)	644,621

4,200	Canadian Imperial Bank of Commerce (c)	272,630

41,500	Canadian Tire Corp. Ltd. – Class A (a)	4,575,804

13,478	Canfor Corp. *	170,683

22,949	Celestica, Inc. * (c)	1,973,052

13,068	Celestica, Inc. * (c)	1,113,916

16,760	Cenovus Energy, Inc. (b)	264,305

21,942	Centerra Gold, Inc.	132,310

22,900	CI Financial Corp.	507,871

5,300	Cogeco Communications, Inc.	264,991

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

6,787	Cogeco, Inc.	297,648

69,680	Dundee Precious Metals, Inc.	652,978

34,300	Empire Co. Ltd. – Class A	1,028,473

1,398	EQB, Inc.	112,335

1,877	Fairfax Financial Holdings Ltd. (b)	2,662,966

63,800	First Quantum Minerals Ltd. *	871,750

25,300	Great-West Lifeco, Inc. (b)	910,948

41,700	iA Financial Corp., Inc.	3,986,080

3,900	IGM Financial, Inc.	131,787

4,400	Imperial Oil Ltd. (a) (b) (c)	325,871

459	Imperial Oil Ltd. (b) (c)	33,929

10,963	Interfor Corp. *	159,741

12,665	International Petroleum Corp. *	144,339

269,000	Ivanhoe Mines Ltd. – Class A *	3,621,764

53,266	Kinross Gold Corp. (c)	517,213

21,600	Kinross Gold Corp. (c)	211,518

110,972	Largo, Inc. * (a)	230,655

12,100	Li-Cycle Holdings Corp. *	25,531

3,500	Linamar Corp.	153,670

28,061	Logan Energy Corp. *	15,734

90,363	Magna International, Inc. (c)	4,078,986

39,800	Magna International, Inc. (c)	1,808,845

293,439	Manulife Financial Corp. (b) (c)	9,446,302

127,907	Manulife Financial Corp. (c)	4,109,652

1,300	National Bank of Canada	128,798

106,900	NexGen Energy Ltd. *	909,381

82,529	Nutrien Ltd. (c)	3,850,803

49,700	Nutrien Ltd. (c)	2,321,617

8,200	NuVista Energy Ltd. *	79,479

23,300	Onex Corp.	1,895,387

101,872	Open Text Corp. (b) (c)	3,099,965

27,800	Open Text Corp. (b) (c)	846,678

65,800	Parex Resources, Inc.	703,565

230,556	Power Corp. of Canada	7,766,166

2,600	Precision Drilling Corp. *	164,797

112,900	Quebecor, Inc. – Class B (a)	2,665,958

32,000	Russel Metals, Inc.	1,050,477

420,585	SilverCrest Metals, Inc. *	4,277,350

3,018	Stella-Jones, Inc.	154,214

33,600	Sun Life Financial, Inc. (b) (c)	2,068,006

12,021	Sun Life Financial, Inc. (b) (c)	737,969

10,100	Suncor Energy, Inc. (b) (c)	401,894

6,290	Suncor Energy, Inc. (b) (c)	248,329

68,200	Tamarack Valley Energy Ltd. (a)	217,258

8,700	Teck Resources Ltd. – Class B (c)	406,116

8,700	Teck Resources Ltd. – Class B (c)	406,213

80,400	Toronto-Dominion Bank (c)	4,549,903

15,278	Toronto-Dominion Bank (b) (c)	863,665

11,400	Transcontinental, Inc. – Class A	138,831

39,300	Vermilion Energy, Inc. (a)	402,432

2,943	Wajax Corp.	49,882

37,100	West Fraser Timber Co. Ltd. (c)	3,644,150

9,069	West Fraser Timber Co. Ltd. (c)	897,650

Shares	Description	Value ($)

	Canada — continued

42,500	Whitecap Resources, Inc. (a)	310,543

	Total Canada	102,155,107

	Chile — 0.0%

73,133	Cencosud SA	153,917

1,400,034	Colbun SA	176,763

18,375	Enel Chile SA ADR	49,980

	Total Chile	380,660

	China — 2.0%

165,000	361 Degrees International Ltd.	84,787

141,500	3SBio, Inc.	104,182

46,128	Alibaba Group Holding Ltd. Sponsored ADR (b)	4,030,203

1,117,000	AviChina Industry & Technology Co. Ltd. – Class H	544,402

995,000	BAIC Motor Corp. Ltd. – Class H	287,840

1,048,871	Bank of Communications Co. Ltd. – Class H	759,813

247,000	Beijing Enterprises Holdings Ltd.	778,710

3,376,000	China Cinda Asset Management Co. Ltd. – Class H (a)	549,514

1,204,000	China Communications Services Corp. Ltd. – Class H	634,519

11,500	China Conch Venture Holdings Ltd.	9,866

7,034,000	China Construction Bank Corp. – Class H	5,318,119

1,008,000	China Everbright Environment Group Ltd.	456,374

3,659,000	China Greenfresh Group Co. Ltd. * (d)	—

1,349,500	China Hongqiao Group Ltd.	1,981,988

549,000	China Lesso Group Holdings Ltd.	248,809

480,000	China National Building Material Co. Ltd. – Class H	205,949

341,000	China Overseas Grand Oceans Group Ltd.	81,063

226,000	China Overseas Land & Investment Ltd.	390,500

3,260,000	China Railway Group Ltd. – Class H	1,575,803

3,082,000	China Reinsurance Group Corp. – Class H	330,004

714,500	China Resources Pharmaceutical Group Ltd.	483,072

37,000	China Shineway Pharmaceutical Group Ltd.	46,366

456,000	China State Construction International Holdings Ltd.	636,676

517,200	China Taiping Insurance Holdings Co. Ltd.	820,743

4,237,600	China Zhongwang Holdings Ltd. * (a) (d)	1

1,683,158	CITIC Ltd.	1,881,554

420,000	Consun Pharmaceutical Group Ltd.	437,741

411,500	COSCO Shipping Holdings Co. Ltd. – Class H	577,596

60,000	CRRC Corp. Ltd. – Class H	35,153

2,398,000	CSPC Pharmaceutical Group Ltd.	1,569,147

100,000	Ever Sunshine Services Group Ltd.	26,366

307,000	Fufeng Group Ltd.	187,487

49,500	Grand Pharmaceutical Group Ltd.	28,918

6,600	Haier Smart Home Co. Ltd. – Class H	22,199

135,900	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	305,714

124,472	JD.com, Inc. ADR (b)	4,652,763

21,000	JNBY Design Ltd.	39,659

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	China — continued

576,000	Kunlun Energy Co. Ltd.	545,117

99,300	Legend Holdings Corp. – Class H *	92,988

220,000	Lenovo Group Ltd.	260,331

34,500	Longfor Group Holdings Ltd.	49,008

396,000	Lonking Holdings Ltd.	72,514

134,000	Midea Real Estate Holding Ltd. (a)	50,675

32,000	NetDragon Websoft Holdings Ltd.	41,596

73,000	Orient Overseas International Ltd.	935,992

772,000	PICC Property & Casualty Co. Ltd. – Class H	1,172,132

235,000	Poly Property Group Co. Ltd.	48,897

42,000	Shanghai Conant Optical Co. Ltd. – Class H (a)	77,764

15,000	Shanghai Industrial Holdings Ltd.	22,302

13,000	Simcere Pharmaceutical Group Ltd. (a)	11,730

73,000	Sino Biopharmaceutical Ltd.	30,756

818,000	Sinopec Engineering Group Co. Ltd. – Class H	602,900

535,200	Sinopharm Group Co. Ltd. – Class H	1,402,922

299,000	Sinotruk Hong Kong Ltd.	830,268

276,000	Skyworth Group Ltd.	106,843

554,000	TCL Electronics Holdings Ltd.	368,045

153,300	Tencent Holdings Ltd.	7,916,912

82,000	Tianneng Power International Ltd. (a)	69,210

23,000	Uni-President China Holdings Ltd.	20,364

29,300	Vipshop Holdings Ltd. ADR	404,633

230,400	Western Mining Co. Ltd. – Class A	540,804

72,500	Zhongsheng Group Holdings Ltd.	143,830

	Total China	45,942,133

	Czech Republic — 0.0%

68,234	Moneta Money Bank AS	351,483

325	Philip Morris CR AS	220,332

	Total Czech Republic	571,815

	Denmark — 0.7%

1,229	AP Moller - Maersk AS – Class A	2,020,141

2,630	AP Moller - Maersk AS – Class B (b)	4,475,917

129,492	Danske Bank AS	3,725,768

15,560	Genmab AS *	3,353,527

69,254	H Lundbeck AS	432,141

3,998	Matas AS	70,898

6,869	Rockwool AS – B Shares	2,511,710

22,298	Vestas Wind Systems AS *	349,129

	Total Denmark	16,939,231

	Egypt — 0.0%

25,922	Abou Kir Fertilizers & Chemical Industries	27,594

197,424	Commercial International Bank - Egypt (CIB)	324,064

482,004	Eastern Co. SAE	263,698

8,464	EFG Holding SAE *	3,490

8,848	ElSewedy Electric Co.	15,936

93,924	Emaar Misr for Development SAE *	14,772

	Total Egypt	649,554

Shares	Description	Value ($)

	Finland — 0.5%

11,004	Kemira OYJ	216,358

1,816	Konecranes OYJ	122,925

169,303	Neste OYJ	2,577,005

1,478,047	Nokia OYJ	6,208,446

110,984	Outokumpu OYJ	372,726

2,141	Sanoma OYJ	16,469

35,947	TietoEVRY OYJ (b)	641,977

32,477	Valmet OYJ	760,890

	Total Finland	10,916,796

	France — 3.0%

1,191	Amundi SA	77,583

1,925	Aperam SA	55,100

157,696	ArcelorMittal SA	3,964,768

3,068	Arkema SA	243,435

35,395	AXA SA (b)	1,233,617

60,584	BNP Paribas SA	3,621,451

764	Caisse Regionale de Credit Agricole Mutuel Nord de France	10,717

37,919	Carrefour SA	577,466

77,349	Cie de Saint-Gobain SA	7,062,689

59,981	Coface SA	927,834

119,145	Credit Agricole SA	1,595,692

15,907	Derichebourg SA	76,903

3,476	Eramet SA	186,298

307	Fnac Darty SA	8,613

16,717	Ipsen SA	1,933,314

2,021	IPSOS SA	94,505

2,470	LVMH Moet Hennessy Louis Vuitton SE (b)	1,548,415

1,650	Mersen SA	34,564

9,647	Metropole Television SA	111,034

213,007	Orange SA	2,270,233

10,362	Publicis Groupe SA (b)	1,125,623

14,609	Quadient SA	265,152

79,936	Renault SA	3,430,521

74,837	Rexel SA	1,934,409

40,322	Rubis SCA	968,644

13,128	Safran SA (b)	3,063,342

94,368	Sanofi SA	9,165,697

5,321	Societe BIC SA	354,975

205,795	Societe Generale SA	5,456,129

137,561	STMicroelectronics NV - NY Shares (a)	3,507,806

228	Synergie SE *	6,843

52,409	Television Francaise 1 SA	401,027

145,451	TotalEnergies SE (b) (c)	8,453,632

1,951	TotalEnergies SE (c)	113,652

12,291	Valeo SE	102,368

33,285	Veolia Environnement SA (b)	970,279

411,175	Vivendi SE	3,779,953

	Total France	68,734,283

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Germany — 1.5%

19,265	1&1 AG	242,386

272	Amadeus Fire AG	22,280

45,479	Bayerische Motoren Werke AG (b)	3,382,523

7,786	Beiersdorf AG (b)	1,010,191

32,369	Continental AG	2,130,236

47,205	Covestro AG *	2,873,311

59,851	Daimler Truck Holding AG	2,268,595

284,979	Deutsche Bank AG (Registered) (b)	4,846,991

50,182	Deutsche Telekom AG (b)	1,605,368

354	Draegerwerk AG & Co. KGaA	15,345

140,287	E.ON SE (b)	1,808,140

14,790	Fresenius Medical Care AG	650,945

39,725	Fresenius SE & Co. KGaA *	1,398,354

23,776	Heidelberg Materials AG	3,006,552

5,589	Henkel AG & Co. KGaA (b)	424,788

502	Hornbach Holding AG & Co. KGaA	42,916

25,590	Kloeckner & Co. SE	127,369

15,118	Knorr-Bremse AG	1,155,702

104,393	Mercedes-Benz Group AG (b)	5,868,897

60,849	ProSiebenSat.1 Media SE	297,529

2,366	RTL Group SA	60,927

6,338	Salzgitter AG	110,101

1,796	SAP SE (b)	426,488

3,376	Siemens AG (Registered) (b)	655,814

2,824	Talanx AG	239,421

1,547	Traton SE	47,136

4,154	Wacker Neuson SE	59,773

792	Wuestenrot & Wuerttembergische AG	9,971

	Total Germany	34,788,049

	Hong Kong — 0.8%

2,665	3DG Holdings International Ltd. *	161

83,000	Bank of East Asia Ltd.	104,399

213,500	BOC Hong Kong Holdings Ltd.	658,755

65,000	Chow Sang Sang Holdings International Ltd.	53,954

833,000	CITIC Telecom International Holdings Ltd.	244,661

721,500	CK Asset Holdings Ltd.	2,960,035

632,500	CK Hutchison Holdings Ltd.	3,307,660

74,000	Dah Sing Banking Group Ltd.	68,416

46,400	Dah Sing Financial Holdings Ltd.	149,221

500,000	E-Commodities Holdings Ltd.	90,008

284,000	First Pacific Co. Ltd.	163,465

254,000	Giordano International Ltd.	53,969

78,000	Health & Happiness H&H International Holdings Ltd.	96,783

31,000	Henderson Land Development Co. Ltd.	97,361

392,000	HKT Trust & HKT Ltd. – Class SS	487,730

580,000	IGG, Inc.	265,184

146,500	Johnson Electric Holdings Ltd.	204,474

162,002	K Wah International Holdings Ltd.	36,157

30,000	Kerry Logistics Network Ltd.	28,343

Shares	Description	Value ($)

	Hong Kong — continued

65,000	Luk Fook Holdings International Ltd.	122,990

443,000	Pacific Basin Shipping Ltd.	105,716

28,000	PAX Global Technology Ltd.	18,661

37,000	SITC International Holdings Co. Ltd.	96,532

39,500	SmarTone Telecommunications Holdings Ltd.	20,390

35,000	Stella International Holdings Ltd.	63,972

217,000	Sun Hung Kai Properties Ltd. (b)	2,168,684

104,000	Swire Pacific Ltd. – Class A	856,326

9,500	Techtronic Industries Co. Ltd.	135,215

105,500	Texhong International Group Ltd.	52,006

4,586,000	United Energy Group Ltd. (a)	171,239

536,000	VSTECS Holdings Ltd.	349,142

74,200	VTech Holdings Ltd.	508,023

4,388,500	WH Group Ltd.	3,498,323

173,500	Yue Yuen Industrial Holdings Ltd.	390,478

	Total Hong Kong	17,628,433

	Hungary — 0.3%

104,901	Magyar Telekom Telecommunications PLC	333,031

111,656	MOL Hungarian Oil & Gas PLC	765,288

105,624	OTP Bank Nyrt	5,725,237

28,559	Richter Gedeon Nyrt	759,650

	Total Hungary	7,583,206

	India — 1.2%

19,418	Arvind Ltd.	86,393

102,224	Aurobindo Pharma Ltd.	1,526,036

547,089	Bharat Petroleum Corp. Ltd.	1,902,882

102,260	Brightcom Group Ltd. *	9,803

15,421	Chambal Fertilisers & Chemicals Ltd.	94,448

99,671	Cipla Ltd.	1,810,084

13,297	Dhampur Bio Organics Ltd.	20,322

59,555	Dr. Reddy’s Laboratories Ltd. ADR	842,108

27,833	Dr. Reddy’s Laboratories Ltd.	396,632

504,158	GAIL India Ltd.	1,194,085

21,146	GHCL Ltd.	150,463

11,548	Great Eastern Shipping Co. Ltd.	150,841

60,686	Gujarat State Fertilizers & Chemicals Ltd.	161,483

41,735	Hero MotoCorp Ltd.	2,358,852

692,279	Indian Oil Corp. Ltd.	1,141,119

1,086	Kaveri Seed Co. Ltd.	11,103

6,556	LIC Housing Finance Ltd.	49,598

623,892	Manappuram Finance Ltd.	1,158,828

3,065	Natco Pharma Ltd.	50,141

579,987	NMDC Ltd.	1,585,619

1,569,924	Oil & Natural Gas Corp. Ltd.	4,788,437

273,473	Petronet LNG Ltd.	1,093,741

172,482	Power Finance Corp. Ltd.	1,013,401

959,436	Power Grid Corp. of India Ltd.	3,743,012

7,143	PTC India Ltd.	14,727

339,966	Sammaan Capital Ltd.	677,406

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	India — continued

6,810	Shriram Finance Ltd.	243,398

17,144	Sun TV Network Ltd.	154,887

2,657	Suven Pharmaceuticals Ltd. *	40,902

20,961	Vardhman Textiles Ltd.	118,260

105,210	Zydus Lifesciences Ltd.	1,204,504

	Total India	27,793,515

	Indonesia — 0.6%

3,059,300	AKR Corporindo Tbk. PT	237,648

951,300	Aneka Tambang Tbk. PT	86,039

1,689,700	Aspirasi Hidup Indonesia Tbk. PT	82,220

4,116,000	Astra International Tbk. PT	1,326,031

386,000	Astra Otoparts Tbk. PT	56,332

4,863,800	Bank Central Asia Tbk. PT	3,071,309

3,357,984	Bank Mandiri Persero Tbk. PT	1,305,643

5,421,600	Bank Negara Indonesia Persero Tbk. PT	1,706,258

96,300	Bank Pan Indonesia Tbk. PT *	10,821

1,558,900	Bank Pembangunan Daerah Jawa Timur Tbk. PT	53,619

2,982,800	Bank Rakyat Indonesia Persero Tbk. PT	803,551

618,300	Bumi Serpong Damai Tbk. PT *	38,998

297,600	Ciputra Development Tbk. PT	20,125

2,861,000	Dharma Satya Nusantara Tbk. PT	204,839

2,144,100	Erajaya Swasembada Tbk. PT	56,081

511,700	ESSA Industries Indonesia Tbk. PT	26,512

22,400	Gudang Garam Tbk. PT *	18,138

535,100	Hanjaya Mandala Sampoerna Tbk. PT	21,962

64,000	Indah Kiat Pulp & Paper Tbk. PT	29,317

121,500	Indofood CBP Sukses Makmur Tbk. PT	91,289

2,551,000	Indofood Sukses Makmur Tbk. PT	1,215,727

1,694,800	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	61,501

1,109,400	Japfa Comfeed Indonesia Tbk. PT	119,838

100,500	Jasa Marga Persero Tbk. PT	28,222

4,187,200	Kalbe Farma Tbk. PT	396,346

7,577,500	Lippo Karawaci Tbk. PT *	51,168

109,800	Mayora Indah Tbk. PT	18,715

155,500	Medco Energi Internasional Tbk. PT	10,708

3,859,000	Media Nusantara Citra Tbk. PT *	73,090

55,900	Pabrik Kertas Tjiwi Kimia Tbk. PT	22,411

813,600	Pakuwon Jati Tbk. PT	21,456

22,713,100	Panin Financial Tbk. PT *	616,448

4,399,700	Perusahaan Gas Negara Tbk. PT	422,657

2,816,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	193,735

1,178,600	Saratoga Investama Sedaya Tbk. PT	157,603

2,471,100	Telkom Indonesia Persero Tbk. PT	423,710

517,000	Tempo Scan Pacific Tbk. PT	82,234

299,700	Timah Tbk. PT *	21,269

2,110,500	Triputra Agro Persada PT	107,800

91,900	Unilever Indonesia Tbk. PT	10,824

	Total Indonesia	13,302,194

Shares	Description	Value ($)

	Ireland — 0.2%

36,192	AIB Group PLC	197,498

9,161	Kerry Group PLC – Class A	886,200

243	Kingspan Group PLC	18,310

33,133	Origin Enterprises PLC	107,411

24,839	Permanent TSB Group Holdings PLC *	39,233

59,637	Ryanair Holdings PLC Sponsored ADR	2,626,414

	Total Ireland	3,875,066

	Israel — 0.5%

109,578	Bank Hapoalim BM	1,259,478

379,390	Bank Leumi Le-Israel BM	4,323,561

21,568	Check Point Software Technologies Ltd. *	3,925,376

28,999	ICL Group Ltd.	131,801

53,255	Israel Discount Bank Ltd. – Class A	350,588

8,092	Nice Ltd. Sponsored ADR* (b)	1,476,304

307,765	Oil Refineries Ltd.	78,270

	Total Israel	11,545,378

	Italy — 1.7%

77,759	Anima Holding SpA	512,590

13,609	Arnoldo Mondadori Editore SpA	29,766

36,061	Banca IFIS SpA	760,516

39,624	Banco BPM SpA	301,931

203,486	BPER Banca SpA	1,241,866

2,198	Buzzi SpA	93,152

45,567	Credito Emiliano SpA	484,004

148,309	Eni SpA (b)	2,098,450

10,553	Esprinet SpA *	49,694

101,619	Generali (b)	2,907,334

579,528	Intesa Sanpaolo SpA	2,224,540

13,428	Iveco Group NV	134,332

294,803	Leonardo SpA	7,939,219

105,201	MFE-MediaForEurope NV – Class A	313,848

23,898	MFE-MediaForEurope NV – Class B	98,170

24,676	OVS SpA	73,560

30,690	Poste Italiane SpA	430,918

441,957	Stellantis NV (b)	5,866,490

5,645,525	Telecom Italia SpA *	1,356,253

87,657	Tenaris SA ADR (a)	3,359,893

40,969	Tenaris SA	785,997

49,437	UniCredit SpA	1,898,965

519,406	Unipol Gruppo SpA	6,268,157

	Total Italy	39,229,645

	Japan — 16.7%

2,800	ADEKA Corp.	51,612

12,000	Aichi Corp.	110,568

31,000	Air Water, Inc.	384,874

4,800	Amada Co. Ltd.	46,305

81,400	Amano Corp.	2,324,652

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

4,300	AOKI Holdings, Inc.	35,841

9,700	Arata Corp.	195,096

2,400	Artience Co. Ltd.	49,869

16,200	Asahi Yukizai Corp.	460,102

13,600	Axial Retailing, Inc.	81,803

5,100	Bandai Namco Holdings, Inc.	107,962

9,100	Bando Chemical Industries Ltd.	107,059

111,000	Beenos, Inc.	2,681,872

21,000	Belluna Co. Ltd.	106,435

17,400	BML, Inc.	329,068

59,700	Bridgestone Corp. (b)	2,135,415

211,800	Brother Industries Ltd.	3,734,320

19,900	Bunka Shutter Co. Ltd.	248,298

5,600	Canon Electronics, Inc.	93,016

51,600	Canon Marketing Japan, Inc.	1,655,631

65,600	Canon, Inc.	2,137,102

4,600	Central Glass Co. Ltd.	101,685

2,900	Chiyoda Integre Co. Ltd.	66,430

25,100	Chubu Electric Power Co., Inc. (b)	265,737

1,500	Cosmo Energy Holdings Co. Ltd.	65,336

327,000	Credit Saison Co. Ltd.	7,836,190

12,900	Dai Nippon Toryo Co. Ltd.	95,270

235,400	Daicel Corp.	2,087,819

8,000	Dai-Dan Co. Ltd.	194,974

14,300	Daido Steel Co. Ltd.	112,266

5,300	Daiichi Jitsugyo Co. Ltd.	83,497

4,100	Daiki Aluminium Industry Co. Ltd.	28,792

69,300	Daiwa House Industry Co. Ltd.	2,181,888

259,900	Daiwabo Holdings Co. Ltd.	5,322,173

237,400	Denka Co. Ltd.	3,370,081

6,900	Dowa Holdings Co. Ltd.	206,985

5,900	EDION Corp.	71,368

6,300	Elecom Co. Ltd.	60,548

2,300	en Japan, Inc.	31,882

795,600	ENEOS Holdings, Inc.	4,308,045

180,300	EXEO Group, Inc.	2,111,714

95,200	Ferrotec Holdings Corp.	1,570,950

1,100	FJ Next Holdings Co. Ltd.	8,407

251,600	Fuji Corp.	3,657,127

166,200	FUJIFILM Holdings Corp.	3,760,500

18,400	Fujitsu Ltd. (b)	353,514

300	Fukuda Denshi Co. Ltd.	14,539

900	Fukushima Galilei Co. Ltd.	32,771

2,500	G-7 Holdings, Inc.	24,454

46,500	Glory Ltd.	795,056

36,900	GS Yuasa Corp.	637,650

55,200	GungHo Online Entertainment, Inc.	1,110,412

293,700	H.U. Group Holdings, Inc.	4,814,601

5,500	Hanwa Co. Ltd.	177,906

100,800	Haseko Corp.	1,356,690

70,200	Hitachi Construction Machinery Co. Ltd.	1,586,601

7,800	Hitachi Ltd. (b)	196,567

137,400	Hogy Medical Co. Ltd.	4,417,423

Shares	Description	Value ($)

	Japan — continued

394,900	Honda Motor Co. Ltd. (b)	3,407,192

124,059	Honda Motor Co. Ltd. Sponsored ADR	3,213,128

25,800	Horiba Ltd.	1,479,938

33,900	Hosiden Corp.	527,559

206,200	Idemitsu Kosan Co. Ltd.	1,377,623

600	Inaba Denki Sangyo Co. Ltd.	15,261

80,400	Inabata & Co. Ltd.	1,751,968

565,000	Inpex Corp.	7,404,886

564,300	Isuzu Motors Ltd.	7,527,444

176,700	ITOCHU Corp. (b)	8,742,773

40,000	Itochu Enex Co. Ltd.	431,059

1,300	Itochu-Shokuhin Co. Ltd.	60,444

14,100	Itoham Yonekyu Holdings, Inc.	356,121

18,400	JAFCO Group Co. Ltd.	260,171

5,500	Japan Lifeline Co. Ltd.	48,581

31,700	Japan Petroleum Exploration Co. Ltd.	229,393

98,500	Japan Post Insurance Co. Ltd.	2,065,639

132,400	Japan Tobacco, Inc.	3,734,991

21,000	JFE Holdings, Inc.	240,295

400	Justsystems Corp. (b)	9,237

109,600	Kaga Electronics Co. Ltd.	1,924,460

8,800	Kamei Corp.	106,822

20,400	Kandenko Co. Ltd.	301,023

8,100	Kaneka Corp.	187,663

471,600	Kanematsu Corp.	8,041,614

369,900	Kawasaki Kisen Kaisha Ltd.	4,928,799

43,300	KDDI Corp.	1,431,166

5,800	Kinden Corp.	119,679

494,700	Kirin Holdings Co. Ltd.	6,912,752

44,500	Kitz Corp.	323,633

100	Kobe Steel Ltd.	1,040

22,100	Kohnan Shoji Co. Ltd.	531,417

34,400	Kokuyo Co. Ltd. (b)	643,490

75,500	Komatsu Ltd. (b)	2,044,243

21,645	Komeri Co. Ltd.	464,547

1,200	Konami Group Corp. (b)	118,644

2,500	Konishi Co. Ltd.	21,889

164,900	Kumiai Chemical Industry Co. Ltd.	878,612

35,200	Kyudenko Corp.	1,210,267

633,800	Macromill, Inc.	5,115,704

42,400	Marubeni Corp.	639,962

39,700	Maruha Nichiro Corp.	798,337

139,000	Maruichi Steel Tube Ltd.	3,015,842

7,700	Maruzen Showa Unyu Co. Ltd.	330,125

13,000	Matsuda Sangyo Co. Ltd.	263,412

307,400	Maxell Ltd.	3,518,472

358,200	Mazda Motor Corp.	2,284,280

51,500	MCJ Co. Ltd.	477,054

1,600	Melco Holdings, Inc.	23,418

900	Mirait One Corp.	13,017

56,500	Mitsubishi Corp. (b)	956,775

333,900	Mitsubishi Electric Corp.	5,669,404

75,100	Mitsubishi Gas Chemical Co., Inc.	1,417,189

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

5,800	Mitsubishi Research Institute, Inc.	168,019

2,600	Mitsubishi Shokuhin Co. Ltd.	83,652

22,300	Mitsubishi UFJ Financial Group, Inc. (b)	266,171

101,300	Mitsui & Co. Ltd. (b)	2,128,756

9,600	Mitsui Mining & Smelting Co. Ltd.	301,064

194,100	Mitsui OSK Lines Ltd. (b)	6,654,690

3,900	MIXI, Inc.	73,298

57,300	Mizuno Corp.	3,130,504

5,300	Modec, Inc.	112,813

136,200	Morinaga & Co. Ltd.	2,493,159

26,700	Morinaga Milk Industry Co. Ltd.	523,780

2,300	Nafco Co. Ltd.	30,082

15,500	Nagase & Co. Ltd.	316,854

49,900	NEC Corp. (b)	4,266,368

109,400	NGK Insulators Ltd.	1,443,924

155,200	NH Foods Ltd.	5,346,574

53,100	Nichias Corp.	2,061,875

6,600	Nichiha Corp.	125,368

7,900	Nichireki Group Co. Ltd.	126,803

8,600	Nippn Corp.	122,178

2,500	Nippon Kayaku Co. Ltd.	21,083

59,400	Nippon Shinyaku Co. Ltd.	1,732,033

2,462,400	Nippon Telegraph & Telephone Corp. (b)	2,526,891

138,400	Nippon Television Holdings, Inc.	2,274,636

246,900	Nippon Yusen KK (b)	7,915,780

1,018,500	Nissan Motor Co. Ltd. (a)	2,456,307

4,600	Nisshin Oillio Group Ltd.	155,023

3,800	Nissin Corp.	110,866

20,500	Niterra Co. Ltd.	636,303

2,000	Nitta Corp.	47,085

8,000	Nittetsu Mining Co. Ltd.	225,243

51,500	Nitto Denko Corp.	823,371

146,300	Nojima Corp.	2,265,027

65,300	Nomura Real Estate Holdings, Inc.	1,623,307

6,200	Noritake Co. Ltd.	156,890

5,100	NS United Kaiun Kaisha Ltd.	136,281

393,000	Oji Holdings Corp.	1,451,310

80,300	Okamura Corp.	1,052,715

234,500	Ono Pharmaceutical Co. Ltd.	2,694,206

3,800	Open House Group Co. Ltd.	140,724

133,200	ORIX Corp. (b)	2,998,354

3,400	Osaka Gas Co. Ltd. (b)	74,661

9,400	Otsuka Corp. (b)	234,782

48,100	Otsuka Holdings Co. Ltd.	2,794,887

379,600	Pacific Industrial Co. Ltd.	3,287,528

1,900	PALTAC Corp.	54,729

808,000	Panasonic Holdings Corp.	7,882,863

733,200	Penta-Ocean Construction Co. Ltd.	3,007,694

12,300	Pilot Corp. (b)	394,447

7,400	Proto Corp.	66,848

8,500	Raito Kogyo Co. Ltd.	123,863

32,700	Recruit Holdings Co. Ltd. (b)	2,274,536

Shares	Description	Value ($)

	Japan — continued

75,200	Renesas Electronics Corp.	986,330

56,100	Rengo Co. Ltd.	332,595

58,000	Ricoh Co. Ltd.	660,813

224,000	Rohm Co. Ltd.	2,100,548

15,100	S Foods, Inc.	265,659

12,000	Sakai Moving Service Co. Ltd.	190,428

27,000	Sakata INX Corp.	275,728

55,700	San-Ai Obbli Co. Ltd.	704,505

45,700	Sankyo Co. Ltd.	649,019

84,100	Sankyu, Inc.	2,911,107

91,400	Sanwa Holdings Corp.	2,760,542

17,000	SCSK Corp. (b)	344,476

288,700	Sega Sammy Holdings, Inc.	5,077,556

800	Seiko Epson Corp.	14,254

204,400	Sekisui Chemical Co. Ltd.	3,309,638

112,800	Sekisui House Ltd.	2,674,999

5,000	Sekisui Jushi Corp.	71,149

12,600	Shimamura Co. Ltd.	715,212

19,700	Shinagawa Refractories Co. Ltd.	217,620

6,700	Shin-Etsu Polymer Co. Ltd.	71,825

123,574	Shinko Electric Industries Co. Ltd. *	4,337,754

9,300	Shinnihon Corp.	93,855

502,000	Shionogi & Co. Ltd.	7,120,728

243,500	Ship Healthcare Holdings, Inc.	3,590,958

20,600	Shizuoka Gas Co. Ltd.	141,596

1,600	Sinanen Holdings Co. Ltd.	67,850

27,900	Sinko Industries Ltd.	260,486

23,200	Sohgo Security Services Co. Ltd. (b)	173,848

62,380	Sojitz Corp.	1,273,892

248,400	Stanley Electric Co. Ltd.	4,185,789

7,400	Star Micronics Co. Ltd.	89,996

34,800	Starts Corp., Inc.	856,774

161,300	Subaru Corp.	2,588,318

321,000	SUMCO Corp.	2,595,297

120,900	Sumitomo Corp.	2,595,013

7,300	Sumitomo Densetsu Co. Ltd.	234,907

175,400	Sumitomo Forestry Co. Ltd.	6,694,777

77,500	Sumitomo Heavy Industries Ltd.	1,644,112

255,000	Sumitomo Mitsui Financial Group, Inc.	6,293,608

215,000	Sumitomo Mitsui Trust Group, Inc.	5,390,431

14,400	Sun Frontier Fudousan Co. Ltd.	181,024

9,500	Suntory Beverage & Food Ltd.	323,731

6,400	Suzuken Co. Ltd.	200,254

267,000	T&D Holdings, Inc.	5,061,030

17,300	Takeuchi Manufacturing Co. Ltd.	560,806

13,400	Tamron Co. Ltd.	384,236

138,700	THK Co. Ltd.	3,355,720

18,100	TIS, Inc. (b)	443,869

2,400	Toho Holdings Co. Ltd.	68,597

568,900	Tokai Carbon Co. Ltd. (a)	3,454,667

1,000	Token Corp.	72,949

499,700	Tokyo Electric Power Co. Holdings, Inc. * (b)	1,798,051

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

129,500	Tokyo Gas Co. Ltd. (b)	3,903,571

67,600	Tokyo Steel Manufacturing Co. Ltd.	671,866

240,000	Tosei Corp. (a)	3,916,198

157,000	Tosoh Corp.	2,166,855

108,200	TOTO Ltd.	2,923,823

4,600	Towa Pharmaceutical Co. Ltd.	86,593

28,600	Toyo Tire Corp.	445,392

35,000	Toyoda Gosei Co. Ltd.	577,437

21,900	Toyota Boshoku Corp.	278,843

39,800	Toyota Industries Corp.	2,975,064

240,600	Toyota Tsusho Corp.	4,116,597

4,000	Tsugami Corp.	36,370

39,800	TV Asahi Holdings Corp.	581,396

5,500	Unipres Corp.	35,232

4,100	Wacoal Holdings Corp.	140,613

3,000	Warabeya Nichiyo Holdings Co. Ltd.	39,778

51,300	YAMABIKO Corp.	848,792

356,800	Yamaha Corp.	2,630,298

1,084,900	Yamaha Motor Co. Ltd.	9,452,439

23,300	Yamazen Corp.	200,498

44,000	Yellow Hat Ltd.	756,369

173,400	Yokogawa Bridge Holdings Corp.	3,195,845

47,900	Yokohama Rubber Co. Ltd.	973,270

15,100	Yuasa Trading Co. Ltd.	436,784

79,300	Zenkoku Hosho Co. Ltd. (a)	2,843,085

	Total Japan	383,911,341

	Kuwait — 0.0%

8,424	Humansoft Holding Co. KSC	67,876

	Malaysia — 0.1%

1,122,600	CIMB Group Holdings Bhd.	2,083,409

147,600	Malayan Banking Bhd.	338,696

552,100	Sime Darby Bhd.	283,465

	Total Malaysia	2,705,570

	Mexico — 0.8%

1,576,400	America Movil SAB de CV – Series B	1,172,250

118,036	Arca Continental SAB de CV	1,001,990

66,668	Banco del Bajio SA	139,299

33,938	Bolsa Mexicana de Valores SAB de CV	53,284

353,944	Cemex SAB de CV Sponsored ADR	1,971,468

15,791	Coca-Cola Femsa SAB de CV Sponsored ADR	1,257,437

1,136,700	Credito Real SAB de CV SOFOM ER * (d)	—

74,574	El Puerto de Liverpool SAB de CV – Class C1	378,484

246,517	Fomento Economico Mexicano SAB de CV	2,168,572

236,700	Genomma Lab Internacional SAB de CV – Class B	314,939

111,387	Gentera SAB de CV	140,630

3,805	Gruma SAB de CV – Class B	65,065

19,903	Grupo Aeroportuario del Centro Norte SAB de CV	154,045

Shares	Description	Value ($)

	Mexico — continued

3,500	Grupo Aeroportuario del Sureste SAB de CV ADR	910,490

8,728	Grupo Aeroportuario del Sureste SAB de CV – Class B	222,031

17,000	Grupo Comercial Chedraui SA de CV	110,424

515,570	Grupo Financiero Banorte SAB de CV – Class O	3,399,701

836,627	Grupo Mexico SAB de CV – Series B	4,075,426

58,425	Kimberly-Clark de Mexico SAB de CV – Class A	78,341

805	Promotora y Operadora de Infraestructura SAB de CV	7,666

19,685	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	17,621,542

	Netherlands — 2.0%

9,733	Aalberts NV	373,108

29,996	Aegon Ltd.	193,708

5,771	Akzo Nobel NV	336,962

1,043	ASML Holding NV	712,691

9,661	Brunel International NV (a)	89,843

16,510	Evander Gold Mines Ltd. * (e)	175

90,634	EXOR NV	8,951,887

5,902	IMCD NV	885,487

451,935	ING Groep NV	6,976,681

9,867	JDE Peet’s NV	196,430

220,800	Koninklijke Ahold Delhaize NV	7,621,350

46,607	Koninklijke BAM Groep NV	199,929

6,869	Koninklijke Heijmans NV	210,025

303,321	Koninklijke KPN NV	1,175,861

213,964	NN Group NV	9,929,728

40,998	Prosus NV	1,668,938

44,014	Randstad NV (b)	1,932,862

77,759	Signify NV	1,738,496

15,381	Wolters Kluwer NV (b)	2,566,957

	Total Netherlands	45,761,118

	New Zealand — 0.0%

146,811	Meridian Energy Ltd. (b)	540,239

56,292	Spark New Zealand Ltd.	97,484

	Total New Zealand	637,723

	Norway — 0.7%

34,594	Aker BP ASA	711,334

41,280	Austevoll Seafood ASA	378,272

70,481	BW LPG Ltd.	857,208

29,043	DOF Group ASA *	223,943

169,020	Elkem ASA *	279,452

338,721	Equinor ASA	8,209,752

58,949	Europris ASA	353,592

99,817	Hoegh Autoliners ASA	1,164,216

26,620	Odfjell Drilling Ltd.	117,471

205,097	Orkla ASA	1,894,497

10,505	Stolt-Nielsen Ltd.	266,697

76,128	Storebrand ASA	836,999

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

7,123	TGS ASA	69,807

106,321	Wallenius Wilhelmsen ASA	1,038,069

	Total Norway	16,401,309

	Pakistan — 0.1%

62,364	Attock Refinery Ltd.	112,914

166,074	Engro Fertilizers Ltd.	119,482

91,491	Fauji Fertilizer Bin Qasim Ltd.	25,037

69,846	Fauji Fertilizer Co. Ltd.	81,268

54,094	Habib Bank Ltd.	35,271

5,900	Mari Petroleum Co. Ltd.	9,828

592,547	Oil & Gas Development Co. Ltd.	414,651

14,564	Pakistan Oilfields Ltd.	30,181

583,488	Pakistan Petroleum Ltd.	352,716

110,603	SUI Northern Gas Pipeline	34,830

19,658	United Bank Ltd.	23,943

	Total Pakistan	1,240,121

	Philippines — 0.0%

1,100	GT Capital Holdings, Inc.	12,300

65,000	LT Group, Inc.	11,256

13,370	Manila Electric Co.	109,244

117,600	Manila Water Co., Inc.	51,464

3,122,024	Megaworld Corp.	108,686

24,000	Puregold Price Club, Inc.	12,535

	Total Philippines	305,485

	Poland — 0.3%

6,685	Asseco Poland SA	149,353

41,785	Bank Polska Kasa Opieki SA	1,396,691

17,964	Cyfrowy Polsat SA *	63,613

2,647	KGHM Polska Miedz SA	83,236

50,907	Orange Polska SA	96,519

259,456	ORLEN SA	3,264,257

336,858	PGE Polska Grupa Energetyczna SA *	559,325

114,413	Powszechny Zaklad Ubezpieczen SA	1,247,611

4,499	XTB SA	78,482

	Total Poland	6,939,087

	Portugal — 0.1%

135,597	Galp Energia SGPS SA	2,229,335

82,864	Navigator Co. SA	300,743

17,079	REN - Redes Energeticas Nacionais SGPS SA	44,415

440,451	Sonae SGPS SA	439,092

	Total Portugal	3,013,585

	Qatar — 0.1%

267,403	Industries Qatar QSC	953,929

124,580	Ooredoo QPSC	405,010

25,977	Qatar National Bank QPSC	121,978

	Total Qatar	1,480,917

Shares	Description	Value ($)

	Russia — 0.0%

10,221,010	Alrosa PJSC (d) (f)	—

376,870,000	Federal Grid Co-Rosseti PJSC * (d) (f)	4

415,363	Gazprom Neft PJSC (d) (f)	—

4,924,596	Gazprom PJSC (d) (f)	—

1,279,700	GMK Norilskiy Nickel PAO (d) (f)	—

18,204,300	Inter RAO UES PJSC (d) (f)	—

88,304	LSR Group PJSC (d) (f)	—

4	LSR Group PJSC GDR * (d) (f)	—

192,855	LUKOIL PJSC (d) (f)	—

5,760,219	Magnitogorsk Iron & Steel Works PJSC (d) (f)	—

71,800	Mechel PJSC * (d) (f)	—

1,472,470	Moscow Exchange MICEX-Rates PJSC (d) (f)	—

7,545,000	Mosenergo PJSC (d) (f)	—

191,960	Novatek PJSC (d) (f)	—

3,493,400	Novolipetsk Steel PJSC (d) (f)	—

6,115	PhosAgro PJSC (d) (f)	—

118	PhosAgro PJSC GDR * (d) (f)	—

25,552	Polyus PJSC * (d) (f)	—

1	Polyus PJSC GDR * (d) (f)	—

49,974,140	RusHydro PJSC * (d) (f)	1

8,073,970	Sberbank of Russia PJSC (d) (f)	—

7,395	Severstal PAO (d) (f)	—

261,549	Severstal PAO GDR (Registered) * (d) (f)	—

29,090	SFI PJSC (d) (f)	—

27,770,670	Surgutneftegas PJSC (d) (f)	—

986,916	Tatneft PJSC (d) (f)	—

725,480	Unipro PJSC * (d) (f)	—

55,470	United Co. Rusal International PJSC * (d) (f)	—

150,462	VTB Bank PJSC * (d) (f)	—

	Total Russia	5

	Saudi Arabia — 0.0%

2,720	Jamjoom Pharmaceuticals Factory Co.	113,788

	Singapore — 0.7%

72,800	Asian Pay Television Trust	4,237

92,400	Bumitama Agri Ltd.	58,636

885,400	ComfortDelGro Corp. Ltd.	965,276

42,406	DBS Group Holdings Ltd.	1,345,620

122,400	First Real Estate Investment Trust – (REIT)	23,286

188,800	First Resources Ltd.	210,128

1,607,600	Golden Agri-Resources Ltd.	324,060

70,794	Hafnia Ltd.	410,352

116,300	Japfa Ltd.	32,586

450,800	Oversea-Chinese Banking Corp. Ltd.	5,479,335

55,900	Sheng Siong Group Ltd.	68,878

207,100	StarHub Ltd.	188,712

87,600	United Overseas Bank Ltd.	2,378,405

45,100	Venture Corp. Ltd.	433,530

201,200	Wilmar International Ltd.	463,040

315,300	Yangzijiang Financial Holding Ltd.	94,193

2,152,077	Yangzijiang Shipbuilding Holdings Ltd.	3,872,627

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

311,100	Yanlord Land Group Ltd. * (a)	149,907

	Total Singapore	16,502,808

	South Africa — 0.4%

40,294	African Rainbow Minerals Ltd.	355,572

8,641	Anglo American Platinum Ltd.	288,035

47,451	AVI Ltd.	289,946

22,785	Barloworld Ltd.	108,204

36,644	Clicks Group Ltd.	803,334

6,036	Coronation Fund Managers Ltd.	13,549

514,922	FirstRand Ltd.	2,209,342

3,021	Foschini Group Ltd.	28,672

18,524	Investec Ltd.	132,315

5,570	JSE Ltd.	36,512

30,947	Momentum Group Ltd.	51,833

19,799	Motus Holdings Ltd.	135,477

47,353	Mr. Price Group Ltd.	758,863

30,108	Nedbank Group Ltd.	484,586

60,133	Ninety One Ltd.	123,868

13,945	Omnia Holdings Ltd.	56,544

25,351	Raubex Group Ltd.	74,350

114,378	Sanlam Ltd.	560,197

1,156	Santam Ltd.	24,295

147,078	Sappi Ltd.	411,450

440,709	Sibanye Stillwater Ltd. *	442,260

19,577	Tiger Brands Ltd.	275,398

112,882	Truworths International Ltd.	641,094

1,767	Wilson Bayly Holmes-Ovcon Ltd.	20,002

	Total South Africa	8,325,698

	South Korea — 2.3%

35,083	BNK Financial Group, Inc.	266,178

6,429	Cheil Worldwide, Inc.	83,952

190	Chong Kun Dang Pharmaceutical Corp.	12,964

14,534	Coway Co. Ltd.	688,738

3,783	Daewoong Co. Ltd.	57,616

7,254	Daou Data Corp.	56,365

1,657	DB Insurance Co. Ltd.	130,001

51,766	Doosan Bobcat, Inc.	1,449,911

1,054	DoubleUGames Co. Ltd.	38,919

1,694	Global Standard Technology Co. Ltd.	17,170

32,345	GS Holdings Corp.	973,558

55,116	Hana Financial Group, Inc.	2,471,565

4,168	Handsome Co. Ltd.	44,800

42,108	Hankook Tire & Technology Co. Ltd.	1,141,290

3,382	Hanyang Digitech Co. Ltd. *	20,137

9,319	HMM Co. Ltd.	120,083

12,807	Hyundai Engineering & Construction Co. Ltd.	252,376

3,133	Hyundai GF Holdings	11,608

25,497	Hyundai Glovis Co. Ltd.	2,254,363

1,408	Hyundai Home Shopping Network Corp.	45,619

9,851	Hyundai Marine & Fire Insurance Co. Ltd.	188,150

Shares	Description	Value ($)

	South Korea — continued

38,315	Hyundai Mobis Co. Ltd.	6,597,968

14,423	Hyundai Motor Co.	2,273,269

36,262	JB Financial Group Co. Ltd.	512,075

23,308	KB Financial Group, Inc.	1,609,767

8,621	KB Financial Group, Inc. ADR	594,246

537	KCC Glass Corp.	14,867

146,121	Kia Corp.	9,784,679

260	KIWOOM Securities Co. Ltd.	24,098

1,834	Korea Investment Holdings Co. Ltd.	98,541

1,014	Krafton, Inc. *	227,890

53,052	KT&G Corp.	4,643,532

2,442	Kyung Dong Navien Co. Ltd.	132,243

19,307	LG Corp.	1,040,751

70,394	LG Electronics, Inc.	4,550,020

1,080	LG Innotek Co. Ltd.	126,441

3,404	LOTTE Fine Chemical Co. Ltd.	84,024

757	LS Electric Co. Ltd.	78,872

18,375	Mirae Asset Securities Co. Ltd.	113,104

2,894	NH Investment & Securities Co. Ltd.	27,741

1,499	PharmaResearch Co. Ltd.	214,100

14,593	POSCO Holdings, Inc. Sponsored ADR	753,291

345	S-1 Corp.	15,574

485	Sajodaerim Corp.	14,073

893	Samsung Card Co. Ltd.	27,297

23,667	Samsung E&A Co. Ltd. *	305,479

111,337	Samsung Electronics Co. Ltd.	4,378,127

246	Samsung Electronics Co. Ltd. GDR (b)	241,504

1,475	Samsung Fire & Marine Insurance Co. Ltd.	417,303

2,586	Samsung Securities Co. Ltd.	88,672

62,970	Shinhan Financial Group Co. Ltd.	2,412,827

5,563	T&L Co. Ltd.	240,432

2,636	Tongyang Life Insurance Co. Ltd.	11,033

128,915	Woori Financial Group, Inc.	1,547,866

9,838	Youngone Corp.	289,947

	Total South Korea	53,817,016

	Spain — 1.7%

117,407	Acerinox SA	1,179,986

35,169	Amadeus IT Group SA (b)	2,469,937

50,569	Atresmedia Corp. de Medios de Comunicacion SA	242,997

1,081,497	Banco Bilbao Vizcaya Argentaria SA	10,215,977

3,724,737	Banco de Sabadell SA	7,023,130

1,865,534	Banco Santander SA	8,612,439

91,238	CaixaBank SA	495,852

1,514	Faes Farma SA	5,687

9,143	Iberdrola SA (b)	130,376

90,121	Industria de Diseno Textil SA (b)	4,973,166

373,497	Mapfre SA (a)	970,939

47,480	Prosegur Cia de Seguridad SA	98,049

207,681	Repsol SA	2,599,503

65,398	Solaria Energia y Medio Ambiente SA * (b)	626,401

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

31,126	Telefonica SA	141,007

	Total Spain	39,785,446

	Sweden — 0.6%

16,002	AcadeMedia AB (b)	87,499

17,664	Assa Abloy AB – Class B (b)	542,500

19,135	Betsson AB – Class B (b)	245,333

32,278	Boliden AB	963,838

211,882	Fastighets AB Balder – B Shares *	1,632,718

125,807	Investor AB – B Shares (b)	3,451,707

7,570	Inwido AB	127,100

47,802	Peab AB – Class B	351,718

9,009	Skanska AB – B Shares	188,094

25,244	SSAB AB – B Shares	114,360

32,595	Swedbank AB – Class A	638,504

10,852	Volvo AB – A Shares	271,831

89,376	Volvo AB – B Shares (b)	2,226,129

1,075,979	Volvo Car AB – Class B * (a)	2,359,534

	Total Sweden	13,200,865

	Switzerland — 1.5%

3,261	ABB Ltd. (Registered) (b)	186,168

195,473	Adecco Group AG (Registered) (b)	5,219,832

11,167	Holcim AG (b)	1,138,133

12,884	Logitech International SA (Registered)	1,047,063

4,895	Mobilezone Holding AG (Registered)	77,671

40,903	Novartis AG Sponsored ADR (a)	4,326,310

32,162	Novartis AG (Registered) (b)	3,409,796

58,004	Roche Holding AG (b) (c)	16,853,105

1,976	Roche Holding AG (b) (c)	608,328

15,780	Sandoz Group AG ADR	719,473

891	Swatch Group AG	162,384

2,562	Swisscom AG (Registered)	1,479,919

1,698	u-blox Holding AG	133,537

	Total Switzerland	35,361,719

	Taiwan — 2.6%

23,000	Acter Group Corp. Ltd.	223,468

67,799	Asustek Computer, Inc.	1,236,799

3,000	Bizlink Holding, Inc.	60,395

354,000	Catcher Technology Co. Ltd.	2,151,239

91,000	Cathay Financial Holding Co. Ltd.	185,127

85,490	Chicony Electronics Co. Ltd.	415,784

48,000	Chipbond Technology Corp.	95,573

23,000	Dynapack International Technology Corp.	140,825

1,152,000	Evergreen Marine Corp. Taiwan Ltd.	7,739,584

24,000	Everlight Electronics Co. Ltd.	57,753

102,000	Farglory Land Development Co. Ltd.	206,539

37,000	FIT Hon Teng Ltd. * (a)	15,261

7,000	Formosa Advanced Technologies Co. Ltd.	6,605

89,000	Foxconn Technology Co. Ltd.	221,982

141,000	Fubon Financial Holding Co. Ltd.	384,223

Shares	Description	Value ($)

	Taiwan — continued

19,000	Fusheng Precision Co. Ltd.	183,217

1,256,406	Hon Hai Precision Industry Co. Ltd.	7,651,115

76,000	Kung Long Batteries Industrial Co. Ltd.	370,841

145,000	MediaTek, Inc.	5,693,314

52,000	Micro-Star International Co. Ltd.	275,634

136,502	Nantex Industry Co. Ltd.	143,314

12,000	Nien Made Enterprise Co. Ltd.	148,800

52,000	Novatek Microelectronics Corp.	780,082

6,000	Pegatron Corp.	17,526

5,000	Pixart Imaging, Inc.	33,177

545,566	Pou Chen Corp.	687,921

100,000	Primax Electronics Ltd.	243,962

399,263	Radiant Opto-Electronics Corp.	2,353,937

52,000	Realtek Semiconductor Corp.	768,304

8,000	San Fang Chemical Industry Co. Ltd.	9,954

72,000	Shinkong Insurance Co. Ltd.	222,281

95,000	Simplo Technology Co. Ltd.	1,108,320

84,000	T3EX Global Holdings Corp.	204,150

35,000	TaiDoc Technology Corp.	159,248

622,000	Taiwan Semiconductor Manufacturing Co. Ltd.	19,381,859

6	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (b)	1,108

17,000	Taiwan Surface Mounting Technology Corp.	54,520

1,000	Test Research, Inc.	4,037

4,000	Topkey Corp.	24,242

9,000	Transcend Information, Inc.	25,507

30,000	Tripod Technology Corp.	175,935

3,000	United Integrated Services Co. Ltd.	39,751

159,000	Wan Hai Lines Ltd.	408,860

32,000	Wisdom Marine Lines Co. Ltd.	73,705

1,801,000	Yang Ming Marine Transport Corp.	4,081,582

156,000	Yuanta Financial Holding Co. Ltd.	160,311

38,000	YungShin Global Holding Corp.	65,923

	Total Taiwan	58,693,594

	Thailand — 0.9%

2,585,000	AP Thailand PCL NVDR	653,203

36,300	Bangkok Bank PCL NVDR	158,533

1,715,000	Energy Absolute PCL NVDR	319,996

132,700	GFPT PCL NVDR	41,069

1,294,600	Kasikornbank PCL NVDR	5,687,931

9,184,300	Krung Thai Bank PCL NVDR	5,367,332

9,200	Mega Lifesciences PCL NVDR	9,450

293,080	Pruksa Holding PCL NVDR	72,315

82,808	Pruksa Holding PCL (Foreign Registered)	20,432

875,500	PTT Exploration & Production PCL NVDR	3,261,628

1,763,800	PTT PCL NVDR	1,661,000

43,800	Regional Container Lines PCL NVDR	36,213

3,473,800	Sansiri PCL NVDR	182,258

477,300	SCB X PCL NVDR	1,594,724

18,900	Siam Cement PCL NVDR	101,470

122,000	Somboon Advance Technology PCL NVDR	38,793

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

226,100	Sri Trang Agro-Industry PCL NVDR	121,699

304,100	Sri Trang Gloves Thailand PCL NVDR	96,831

462,200	Supalai PCL NVDR	256,718

196,800	Thai Oil PCL NVDR	216,971

	Total Thailand	19,898,566

	Turkey — 0.1%

113,275	Akbank TAS	198,885

65,259	Dogus Otomotiv Servis ve Ticaret AS	402,263

174,201	Turk Hava Yollari AO *	1,431,536

	Total Turkey	2,032,684

	Ukraine — 0.0%

36,516	Kernel Holding SA *	119,872

	United Arab Emirates — 0.1%

115,485	Emaar Development PJSC	357,402

478,139	Emaar Properties PJSC	1,243,873

224,466	Emirates NBD Bank PJSC	1,223,006

24,117	Orascom Construction PLC	143,433

	Total United Arab Emirates	2,967,714

	United Kingdom — 4.8%

298,904	3i Group PLC	14,124,778

74,644	abrdn PLC	133,954

28,379	Anglogold Ashanti PLC *	710,146

15,407	Ashtead Group PLC (b)	1,234,808

281,477	Atlantica Sustainable Infrastructure PLC	6,175,605

46,107	Aviva PLC	283,955

12,776	Bank of Georgia Group PLC	762,421

598,410	Barratt Redrow PLC	3,258,973

42,588	Bellway PLC	1,359,630

35,332	Berkeley Group Holdings PLC	1,867,266

631,017	BP PLC (b)	3,090,119

12,168	British American Tobacco PLC Sponsored ADR (b)	461,654

6,051,375	BT Group PLC (a)	12,273,060

16,818	Coca-Cola HBC AG	600,313

98,238	Compass Group PLC (b)	3,366,001

187,351	Currys PLC *	189,844

396,036	DS Smith PLC	2,936,283

30,601	Evraz PLC * (d)	—

338,518	Ferrexpo PLC *	350,281

535,724	Glencore PLC * (b)	2,594,087

295,471	GSK PLC Sponsored ADR	10,084,425

31,833	GSK PLC	540,789

12,278	Halfords Group PLC	23,457

191,772	Harbour Energy PLC	632,846

85,824	Howden Joinery Group PLC	892,496

450,359	HSBC Holdings PLC	4,197,019

154,198	IG Group Holdings PLC	1,879,197

40,958	Imperial Brands PLC	1,339,584

27,836	International Personal Finance PLC	46,978

Shares	Description	Value ($)

	United Kingdom — continued

30,824	Investec PLC	224,021

1,288,488	ITV PLC	1,192,473

37,644	J Sainsbury PLC	125,188

11,440	Keller Group PLC	216,367

1,941,135	Kingfisher PLC	6,122,324

68,000	Lifezone Metals Ltd. *	482,800

4,483,087	Lloyds Banking Group PLC	3,022,442

110,674	MONY Group PLC	276,002

23,013	Morgan Sindall Group PLC	1,115,225

97,823	OSB Group PLC	499,173

45,981	Paragon Banking Group PLC	441,925

8,029	Pearson PLC ADR (b)	125,493

78,580	Persimmon PLC	1,258,814

57,857	Plus500 Ltd.	1,889,181

14,028	Premier Foods PLC	34,900

48,441	Reach PLC	54,900

36,313	Rio Tinto PLC Sponsored ADR (b)	2,281,909

5,215	Rio Tinto PLC (b)	327,882

133,823	Shell PLC (b)	4,300,679

112,797	Standard Chartered PLC	1,394,507

185,896	Taylor Wimpey PLC	310,201

813	TBC Bank Group PLC	31,365

88,208	TP ICAP Group PLC	294,892

17,213	Vesuvius PLC	91,287

1,926,216	Vodafone Group PLC	1,737,912

832,875	Vodafone Group PLC Sponsored ADR	7,470,889

102,635	Zigup PLC	495,422

	Total United Kingdom	111,228,142

	United States — 23.0%

12,613	3M Co. (b)	1,684,214

9,056	Academy Sports & Outdoors, Inc. (a)	446,008

1,298	Adtalem Global Education, Inc. * (a)	118,650

3,500	Advanced Drainage Systems, Inc. (a)	473,515

30,998	Aemetis, Inc. * (a)	126,782

1,959	Affiliated Managers Group, Inc.	367,391

14,835	AGCO Corp. (a)	1,501,450

20,973	Akamai Technologies, Inc. * (a)	1,971,881

11,000	Albemarle Corp. (a)	1,184,700

585,291	Albertsons Cos., Inc. – Class A	11,618,026

2,462	Allison Transmission Holdings, Inc.	291,747

1,221	Allstate Corp. (b)	253,223

122,758	Ally Financial, Inc.	4,907,865

32,920	Alphabet, Inc. – Class A (b)	5,561,834

27,694	Altair Engineering, Inc. – Class A * (b)	2,924,763

81,993	Ameresco, Inc. – Class A * (a)	2,309,743

10,307	American Express Co. (a)	3,140,337

18,993	ANSYS, Inc. * (b)	6,668,442

40,875	Aptiv PLC * (a)	2,269,789

28,512	Arch Capital Group Ltd. (a) (b)	2,871,729

40,397	Arch Resources, Inc. (a)	6,945,052

31,390	Archer-Daniels-Midland Co. (b)	1,713,894

149,900	Array Technologies, Inc. * (a)	1,005,829

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

5,731	Arrow Electronics, Inc. * (a)	688,637

5,679	Aspen Technology, Inc. * (a)	1,419,750

1,712	Atkore, Inc.	161,459

2,298	Autoliv, Inc.	227,778

2,683	AutoNation, Inc. *	479,962

173,761	Avangrid, Inc. (b)	6,272,772

13,712	Avnet, Inc. (a)	750,184

187,632	Bank of America Corp. (b)	8,914,396

22,077	Bank of New York Mellon Corp. (b)	1,807,444

8,776	Barnes Group, Inc.	411,068

94,272	Bath & Body Works, Inc.	3,416,417

13,600	Berry Corp.	55,488

10,407	Best Buy Co., Inc.	936,630

5,498	Bio-Rad Laboratories, Inc. – Class A *	1,872,234

28,343	Block, Inc. * (b)	2,509,773

691	Boise Cascade Co.	101,992

801	Booking Holdings, Inc. (b)	4,166,786

71,189	BorgWarner, Inc.	2,443,206

553	Brunswick Corp. (a)	44,522

23,180	Builders FirstSource, Inc. * (a)	4,322,375

8,322	Bunge Global SA (a)	746,816

33,500	California Resources Corp. (a)	1,981,860

33,990	Capital One Financial Corp. (b)	6,526,420

20,255	CarMax, Inc. * (a)	1,700,812

2,669	Carter’s, Inc.	145,647

28,273	CBRE Group, Inc. – Class A * (a) (b)	3,957,937

77,762	Centene Corp. * (b)	4,665,720

33,937	Chevron Corp. (b)	5,495,418

15,988	Chord Energy Corp. (a)	2,038,790

8,060	Cigna Group (a) (b)	2,722,668

99,778	Cisco Systems, Inc. (a) (b)	5,907,855

97,689	Citigroup, Inc. (b)	6,923,219

151,241	Clean Energy Fuels Corp. * (a)	465,822

230,415	Cleveland-Cliffs, Inc. * (a)	2,868,667

222,517	CNH Industrial NV	2,794,814

71,535	Cognizant Technology Solutions Corp. – Class A (b)	5,757,852

156,679	Comcast Corp. – Class A (b)	6,766,966

3,612	Commercial Metals Co.	222,824

21,211	Conagra Brands, Inc. (a)	584,363

1,852	Concentrix Corp. (a)	83,247

18,563	ConocoPhillips (b)	2,011,111

17,000	Corteva, Inc. (a) (b)	1,058,080

17,300	Crescent Energy Co. – Class A	257,251

5,648	Crocs, Inc. * (a)	596,429

7,039	Cummins, Inc. (b)	2,639,907

97,585	CVS Health Corp. (a) (b)	5,840,462

113,373	Darling Ingredients, Inc. * (a)	4,595,008

700	Deere & Co. (a)	326,130

33,730	Discover Financial Services (b)	6,153,364

10,154	Dollar General Corp. (a)	784,600

22,450	DR Horton, Inc. (a) (b)	3,789,111

88,036	eBay, Inc. (b)	5,571,798

4,306	Elevance Health, Inc. (b)	1,752,370

Shares	Description	Value ($)

	United States — continued

11,063	Enphase Energy, Inc. * (a)	789,345

30,881	EOG Resources, Inc. (a)	4,115,202

17,717	EPAM Systems, Inc. * (b)	4,321,531

6,725	Everest Group Ltd. (a)	2,606,341

234,588	Everi Holdings, Inc. * (b)	3,159,900

15,131	Exelixis, Inc. * (a)	551,676

23,578	Expedia Group, Inc. * (b)	4,352,970

33,975	Exxon Mobil Corp. (b)	4,007,691

10,191	Federated Hermes, Inc.	435,665

1,266	Fidelity National Financial, Inc.	80,252

7,971	First Horizon Corp.	168,427

4,100	First Solar, Inc. * (a)	817,007

503,417	Ford Motor Co.	5,603,031

17,208	Fox Corp. – Class A (b)	810,841

89,718	Fox Corp. – Class B (b)	4,013,086

189,163	Franklin Resources, Inc. (a)	4,305,350

21,900	Freeport-McMoRan, Inc. (b)	967,980

122,600	Frontier Communications Parent, Inc. *	4,267,706

201,500	GCI Liberty, Inc. * (a) (e)	—

50,414	GE HealthCare Technologies, Inc. (a) (b)	4,195,453

15,402	General Mills, Inc. (a) (b)	1,020,537

101,483	General Motors Co.	5,641,440

7,748	Goldman Sachs Group, Inc. (b)	4,715,200

191,236	GrafTech International Ltd. * (a)	374,823

91	Graham Holdings Co. – Class B (b)	84,732

100,666	Green Plains, Inc. * (a)	1,087,193

1,201	Group 1 Automotive, Inc. (a)	511,386

3,100	Gulfport Energy Corp. *	544,980

12,179	H&R Block, Inc. (a) (b)	721,971

11,006	Hartford Financial Services Group, Inc. (b)	1,357,150

162,108	HashiCorp, Inc. – Class A * (b)	5,450,071

85,629	Hess Corp. (b)	12,602,876

285,548	Hewlett Packard Enterprise Co. (a)	6,059,329

9,968	Hilton Worldwide Holdings, Inc. (b)	2,526,290

153,828	HP, Inc. (a)	5,450,126

3,484	Humana, Inc. (a)	1,032,588

775	Huntington Ingalls Industries, Inc. (a)	153,388

59,582	Incyte Corp. * (a)	4,444,221

3,201	Ingredion, Inc.	471,635

258,103	Intel Corp. (a)	6,207,377

21,599	Intercontinental Exchange, Inc. (a) (b)	3,476,575

31,166	International Business Machines Corp. (a) (b)	7,087,460

16,420	Invesco Ltd.	297,038

2,833	Jackson Financial, Inc. – Class A	283,838

8,027	Janus Henderson Group PLC	363,463

1,719	Jazz Pharmaceuticals PLC *	209,013

26,596	Johnson & Johnson (b)	4,122,646

17,352	JPMorgan Chase & Co. (a) (b)	4,333,141

98,284	Juniper Networks, Inc.	3,530,361

4,583	KB Home	379,197

74,346	Kellanova	6,043,586

1,352	Kimberly-Clark Corp. (a) (b)	188,401

66,964	Kinder Morgan, Inc. (a) (b)	1,893,072

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

5,757	Kohl’s Corp. (a)	86,182

1,011,751	Kosmos Energy Ltd. * (a)	3,986,299

146,120	Kraft Heinz Co. (a)	4,671,456

22,683	Kroger Co. (b)	1,385,478

18,080	Lam Research Corp. (b)	1,335,750

43,247	Las Vegas Sands Corp. (a) (b)	2,294,686

2,129	La-Z-Boy, Inc.	96,380

5,735	Lear Corp.	561,112

21,876	Lennar Corp. – Class A (a)	3,814,956

77,042	Liberty Broadband Corp. – Class C * (b)	6,559,356

18,100	Liberty Energy, Inc. (a)	333,040

7,771	LKQ Corp.	305,323

17,266	LyondellBasell Industries NV – Class A (a) (b)	1,438,948

6,917	M&T Bank Corp.	1,521,671

8,358	Macy’s, Inc.	135,734

2,811	ManpowerGroup, Inc. (b)	180,944

1,424	Markel Group, Inc. *	2,538,878

109,592	Match Group, Inc. * (a)	3,588,042

511	Matson, Inc. (a)	78,275

16,496	Medtronic PLC (b)	1,427,564

38,883	Merck & Co., Inc. (b)	3,952,068

17,363	Meta Platforms, Inc. – Class A (b)	9,971,918

29,084	MGIC Investment Corp.	763,746

39,101	Micron Technology, Inc. (b)	3,829,943

21,809	Molson Coors Beverage Co. – Class B	1,353,467

7,831	Morgan Stanley (b)	1,030,638

133,873	Mosaic Co. (a)	3,542,280

3,173	Mueller Industries, Inc. (a)	256,283

15,500	NEXTracker, Inc. – Class A * (a)	591,480

2,700	Northern Oil & Gas, Inc. (a)	117,423

31,521	Nucor Corp. (b)	4,875,983

42,561	ON Semiconductor Corp. * (a)	3,026,938

4,547	OneMain Holdings, Inc.	260,770

4,888	Oshkosh Corp.	555,326

15,150	Otis Worldwide Corp. (b)	1,560,147

50,955	Ovintiv, Inc.	2,314,376

1,622	Owens Corning	333,516

42,064	PACCAR, Inc. (a) (b)	4,921,488

316,230	Paramount Global – Class B (a)	3,431,096

67,897	PayPal Holdings, Inc. * (a) (b)	5,891,423

755,227	Pershing Square Tontine Holdings Ltd. * (d)	1

250,978	Pfizer, Inc. (b)	6,578,133

4,575	Polaris, Inc. (a)	315,675

3,800	PotlatchDeltic Corp. – (REIT)	170,392

2,781	PPG Industries, Inc. (b)	345,873

5,459	Premier, Inc. – Class A (a)	125,011

2,355	Procter & Gamble Co. (b)	422,157

17,200	ProPetro Holding Corp. * (a)	144,480

31,013	PulteGroup, Inc.	4,195,129

5,547	PVH Corp.	601,128

6,963	QUALCOMM, Inc. (a)	1,103,844

19,143	Radian Group, Inc.	685,128

6,542	Regeneron Pharmaceuticals, Inc. * (b)	4,907,939

Shares	Description	Value ($)

	United States — continued

10,765	Regions Financial Corp.	293,454

2,348	Robert Half, Inc. (b)	175,184

2,896	Sealed Air Corp.	105,994

5,049	Signet Jewelers Ltd. (a)	505,910

10,749	Skechers USA, Inc. – Class A *	686,001

50,968	Skyworks Solutions, Inc. (a)	4,464,287

10,371	SLM Corp.	283,958

8,400	SM Energy Co.	379,596

524	Snap-on, Inc. (a)	193,718

80,508	SolarEdge Technologies, Inc. * (a)	1,272,026

73,201	Solventum Corp. *	5,234,604

12,710	State Street Corp. (b)	1,252,062

33,954	Steel Dynamics, Inc.	4,932,498

140,448	Sunrun, Inc. * (a)	1,619,365

84,173	Synchrony Financial (b)	5,683,361

18,183	T. Rowe Price Group, Inc. (a)	2,251,783

17,327	Tapestry, Inc.	1,079,126

4,935	Target Corp.	652,950

1,219	TD SYNNEX Corp.	145,049

1,635	Terex Corp. (a)	89,582

11,125	Texas Instruments, Inc. (b)	2,236,459

804	Toll Brothers, Inc. (a)	132,797

5,869	TRU TAJ Liquidation Unit Trust / TRU TAJ Finance, Inc. * (d)	59

160,204	TRU Taj LLC/TRU Taj Finance, Inc. * (d)	226,956

35,835	Tyson Foods, Inc. – Class A	2,311,358

58,641	U.S. Bancorp (a)	3,124,979

193,816	U.S. Steel Corp. (a) (g)	7,901,878

3,817	UFP Industries, Inc.	518,730

5,676	United Parcel Service, Inc. – Class B (a)	770,347

1,090	United Therapeutics Corp. *	403,834

11,395	Unum Group	876,276

606	Valero Energy Corp. (b)	84,282

700	Valmont Industries, Inc.	243,502

2,100	Veralto Corp. (b)	227,199

164,700	Verizon Communications, Inc. (b)	7,302,798

369,446	Viatris, Inc.	4,836,048

5,100	Viper Energy, Inc.	275,961

408,257	Walgreens Boots Alliance, Inc. (a)	3,682,478

45,494	Wells Fargo & Co. (b)	3,465,278

50,989	Western Union Co. (a)	561,389

2,141	Westmoreland Mining Holdings * (e)	2,676

5,566	Whirlpool Corp. (a)	620,164

65,050	Zoom Communications, Inc. – Class A * (b)	5,378,985

	Total United States	526,327,847

	Vietnam — 0.1%

4,900	Dong Phu Rubber JSC	7,365

188,199	Duc Giang Chemicals JSC	814,549

3,100	Masan Consumer Corp.	28,096

110,900	PetroVietNam Ca Mau Fertilizer JSC	161,825

856	PetroVietnam Gas JSC	2,353

26,300	Quang Ngai Sugar JSC	52,797

84,180	SSI Securities Corp.	81,760

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Vietnam — continued

129,200	Vietnam Dairy Products JSC	329,533

20,900	Vietnam Engine & Agricultural Machinery Corp.	31,570

166,975	VNDirect Securities Corp.	90,758

	Total Vietnam	1,600,606

	TOTAL COMMON STOCKS (COST $2,044,734,843)	1,843,166,160

	PREFERRED STOCKS (h) — 1.5%

	Brazil — 0.9%

1,367,152	Bradespar SA	4,192,254

2,705,750	Cia Energetica de Minas Gerais	5,351,420

134,100	Gerdau SA	452,438

593,759	Gerdau SA Sponsored ADR	1,995,030

331,295	Itausa SA	536,851

142,800	Marcopolo SA	203,871

986,800	Petroleo Brasileiro SA	6,379,890

122,470	Petroleo Brasileiro SA ADR (b)	1,597,009

16,300	Randon SA Implementos e Participacoes	28,229

5,920	Unipar Carbocloro SA – Class B	51,164

	Total Brazil	20,788,156

	Chile — 0.1%

55,100	Sociedad Quimica y Minera de Chile SA Sponsored ADR (a)	2,119,146

	Colombia — 0.0%

4,913	Bancolombia SA	39,874

26,410	Bancolombia SA Sponsored ADR	863,607

	Total Colombia	903,481

	Germany — 0.4%

23,761	Bayerische Motoren Werke AG	1,627,810

82,624	Porsche Automobil Holding SE	3,033,868

1,257	Villeroy & Boch AG	20,518

50,756	Volkswagen AG	4,351,051

	Total Germany	9,033,247

	Russia — 0.0%

15,222	Bashneft PJSC (d) (f)	—

79,750	Nizhnekamskneftekhim PJSC (d) (f)	—

49,530	Sberbank of Russia PJSC (d) (f)	—

20,862,000	Surgutneftegas PJSC (d) (f)	—

12,313	Tatneft PJSC (d) (f)	—

33,700	Transneft PJSC (d) (f)	—

	Total Russia	—

	South Korea — 0.1%

3,460	Hyundai Motor Co. GDR	194,865

3,452	LG Electronics, Inc.	106,673

	Shares	Description	Value ($)

		South Korea — continued

	33,261	Samsung Electronics Co. Ltd.	1,111,745

	114	Samsung Electronics Co. Ltd. GDR	95,577

		Total South Korea	1,508,860

		United States — 0.0%

	1,288,200	NII Holdings, Inc. * (e)	450,870

		TOTAL PREFERRED STOCKS (COST $58,840,973)	34,803,760

		RIGHTS/WARRANTS — 0.1%

		Canada — 0.1%

	222,285	Clementia Pharmaceuticals, Inc. * (e)	222

	724,783	Resolute Forest Products, Inc. * (e)	1,449,566

		Total Canada	1,449,788

		United States — 0.0%

	408,963	Bristol-Myers Squibb Co. * (e)	654,341

	50,914	Contra Abiomed, Inc. * (e)	89,099

	188,806	Pershing Square Holdings Ltd. * (e)	56,642

		Total United States	800,082

		TOTAL RIGHTS/WARRANTS (COST $2,258,465)	2,249,870

		INVESTMENT FUNDS — 2.5%

		United States — 2.5%

	4,418,828	Altaba, Inc.* (e)	6,186,359

	84,500	iShares Core S&P 500 ETF (b)	51,128,415

		TOTAL INVESTMENT FUNDS (COST $50,527,977)	57,314,774

		DEBT OBLIGATIONS — 32.0%

		Netherlands — 0.0%

		Corporate Debt — 0.0%

EUR	638,820	HEMA Bondco I B.V., Variable Rate, 10.00%, due 04/19/26 (d) (i)	68

		United States — 32.0%

		U.S. Government — 32.0%

	60,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.17%, 4.63%, due 04/30/25	59,996,372

	56,620,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.25%, 4.71%, due 01/31/26 (b) (j)	56,673,335

	223,460,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.61%, due 04/30/26 (b) (j)	223,441,839

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued

179,536,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.65%, due 07/31/26 (b) (j)	179,634,567

108,106,672	U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	106,328,612

106,707,636	U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34 (b)	106,211,192

900,000	U.S. Treasury Notes, 2.88%, due 04/30/25 (b)	894,291

	Total U.S. Government	733,180,208

	Total United States	733,180,208

	TOTAL DEBT OBLIGATIONS (COST $734,101,178)	733,180,276

	MUTUAL FUNDS — 0.3%

	United States — 0.3%

	Affiliated Issuers — 0.3%

1,358,721	GMO U.S. Treasury Fund, Class VI (formerly Core Class) (k)	6,793,606

	TOTAL MUTUAL FUNDS (COST $6,793,886)	6,793,606

	SHORT-TERM INVESTMENTS — 5.1%

	Money Market Funds — 0.3%

909,316	State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund – Class D Shares, 4.50% (j)	909,316

5,403,535	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (l)	5,403,535

	Total Money Market Funds	6,312,851

	Repurchase Agreements — 4.8%

110,093,445	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 11/29/24, maturing on 12/02/24 with a maturity value of $110,135,372 and an effective yield of 4.57%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $110,661,633.	110,093,445

	TOTAL SHORT-TERM INVESTMENTS (COST $116,406,296)	116,406,296

	TOTAL INVESTMENTS — 121.9% (Cost $3,013,663,618)	2,793,914,742

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (22.3)%

	Common Stocks — (22.2)%

	Australia — (0.9)%

(35,194)	ASX Ltd.	(1,519,635)

(76,127)	CAR Group Ltd.	(2,069,081)

(6,784)	Cochlear Ltd.	(1,350,824)

(361,678)	Lottery Corp. Ltd.	(1,226,191)

(13,500)	Mineral Resources Ltd.	(297,910)

(20,679)	Pro Medicus Ltd.	(3,412,721)

(15,772)	Ramsay Health Care Ltd.	(408,527)

(11,675)	REA Group Ltd.	(1,925,562)

(45,110)	WiseTech Global Ltd.	(3,789,836)

(35,682)	Xero Ltd. *	(4,063,188)

	Total Australia	(20,063,475)

	Austria — (0.0)%

(15,508)	Verbund AG	(1,239,043)

	Belgium — (0.2)%

(6,296)	Argenx SE *	(3,885,668)

(84)	Lotus Bakeries NV	(1,011,134)

	Total Belgium	(4,896,802)

	Brazil — (0.1)%

(282,499)	NU Holdings Ltd. – Class A *	(3,539,712)

	Canada — (1.5)%

(30,051)	Agnico Eagle Mines Ltd.	(2,536,905)

(163,100)	AltaGas Ltd.	(3,988,818)

(73,592)	Cameco Corp.	(4,375,044)

(103,882)	Enbridge, Inc.	(4,506,401)

(31,190)	Franco-Nevada Corp.	(3,824,518)

(87,955)	GFL Environmental, Inc.	(4,142,681)

(155,122)	Pan American Silver Corp.	(3,408,030)

(99,598)	Pembina Pipeline Corp.	(4,120,369)

(52,957)	Restaurant Brands International, Inc.	(3,686,337)

	Total Canada	(34,589,103)

	Denmark — (0.2)%

(30,224)	Coloplast AS – Class B	(3,814,778)

(31,665)	Tryg AS	(730,774)

	Total Denmark	(4,545,552)

	France — (0.4)%

(20,542)	Accor SA	(948,856)

(19,797)	Aeroports de Paris SA	(2,292,890)

(175,236)	Getlink SE	(2,865,490)

(1,828)	Hermes International SCA	(3,989,841)

	Total France	(10,097,077)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Germany — (0.8)%

(17,241)	adidas AG	(4,077,134)

(1,827)	CTS Eventim AG & Co. KGaA	(161,695)

(90,620)	Delivery Hero SE *	(3,722,848)

(12,492)	MTU Aero Engines AG	(4,258,754)

(12,126)	Qiagen NV *	(530,398)

(1,934)	Rational AG	(1,811,332)

(7,261)	Siemens Energy AG *	(393,925)

(8,508)	Symrise AG	(941,167)

(21,301)	Talanx AG	(1,805,919)

	Total Germany	(17,703,172)

	Israel — (0.4)%

(12,915)	CyberArk Software Ltd. *	(4,178,132)

(13,106)	Monday.com Ltd. *	(3,739,928)

(9,235)	Wix.com Ltd. *	(2,066,239)

	Total Israel	(9,984,299)

	Italy — (0.6)%

(72,122)	Amplifon SpA	(1,831,735)

(4,491)	DiaSorin SpA	(502,139)

(9,876)	Ferrari NV	(4,302,250)

(194,674)	FinecoBank Banca Fineco SpA	(3,123,721)

(293,779)	Infrastrutture Wireless Italiane SpA	(3,027,462)

	Total Italy	(12,787,307)

	Japan — (1.8)%

(14,200)	Advantest Corp.	(786,401)

(158,800)	Aeon Co. Ltd.	(3,819,213)

(70,500)	ANA Holdings, Inc.	(1,362,204)

(65,500)	Asics Corp.	(1,323,321)

(9,200)	Disco Corp.	(2,514,039)

(4,900)	FANUC Corp.	(127,308)

(312,600)	Japan Exchange Group, Inc.	(3,782,790)

(44,600)	Kintetsu Group Holdings Co. Ltd.	(953,244)

(87,700)	Kobe Bussan Co. Ltd.	(2,214,822)

(26,800)	Lasertec Corp.	(2,951,641)

(17,900)	Mitsubishi Heavy Industries Ltd.	(263,539)

(160,800)	MonotaRO Co. Ltd.	(2,872,909)

(152,100)	Oriental Land Co. Ltd.	(3,589,024)

(610,400)	Rakuten Group, Inc. *	(3,517,822)

(130,500)	Shiseido Co. Ltd.	(2,428,388)

(3,230,000)	SoftBank Corp.	(4,174,806)

(113,900)	Tokyu Corp.	(1,332,744)

(28,500)	West Japan Railway Co.	(536,695)

(44,100)	Zensho Holdings Co. Ltd.	(2,662,546)

(4,600)	ZOZO, Inc.	(145,156)

	Total Japan	(41,358,612)

	Netherlands — (0.6)%

(2,939)	Adyen NV *	(4,277,750)

(953)	ASM International NV	(512,882)

(25,856)	BE Semiconductor Industries NV	(3,074,299)

(27,716)	InPost SA *	(485,358)

Shares	Description	Value ($)

	Netherlands — continued

(67,339)	OCI NV	(786,988)

(159,333)	Universal Music Group NV	(3,836,664)

	Total Netherlands	(12,973,941)

	Norway — (0.1)%

(11,264)	Kongsberg Gruppen ASA	(1,327,372)

	Peru — (0.2)%

(35,483)	Southern Copper Corp.	(3,560,719)

	Singapore — (0.3)%

(446,600)	CapitaLand Investment Ltd.	(911,282)

(738,927)	Grab Holdings Ltd. – Class A *	(3,694,635)

(248,500)	Keppel Ltd.	(1,249,598)

	Total Singapore	(5,855,515)

	Spain — (0.4)%

(108,336)	Cellnex Telecom SA *	(3,893,104)

(103,943)	Ferrovial SE	(4,287,961)

	Total Spain	(8,181,065)

	Sweden — (0.3)%

(121,235)	Beijer Ref AB	(1,912,702)

(125,237)	EQT AB	(3,796,841)

(5,294)	Lifco AB – Class B	(160,854)

	Total Sweden	(5,870,397)

	Switzerland — (0.2)%

(50,122)	Avolta AG	(1,860,452)

(7,603)	Bachem Holding AG	(589,187)

(91,445)	SIG Group AG	(1,812,892)

(2,655)	VAT Group AG	(1,060,602)

	Total Switzerland	(5,323,133)

	United Kingdom — (1.3)%

(2,446)	Admiral Group PLC	(79,799)

(230,304)	Auto Trader Group PLC	(2,460,085)

(382,840)	Informa PLC	(4,176,477)

(34,627)	InterContinental Hotels Group PLC	(4,320,558)

(32,640)	London Stock Exchange Group PLC	(4,677,924)

(83,879)	M&G PLC	(211,629)

(170,471)	Melrose Industries PLC	(1,247,387)

(319,060)	Phoenix Group Holdings PLC	(2,088,273)

(617,076)	Rolls-Royce Holdings PLC *	(4,389,542)

(95,538)	Severn Trent PLC	(3,279,584)

(13,121)	United Utilities Group PLC	(186,990)

(326,457)	Wise PLC – Class A *	(3,667,540)

	Total United Kingdom	(30,785,788)

	United States — (11.9)%

(4,012)	AbbVie, Inc.	(733,915)

(235,755)	AES Corp.	(3,074,245)

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(16,158)	Alnylam Pharmaceuticals, Inc. *	(4,089,105)

(15,215)	Arthur J Gallagher & Co.	(4,750,732)

(7,149)	Axon Enterprise, Inc. *	(4,625,117)

(25,933)	Boeing Co. *	(4,031,025)

(15,434)	Burlington Stores, Inc. *	(4,350,536)

(86,449)	Caesars Entertainment, Inc. *	(3,327,422)

(111,172)	Celsius Holdings, Inc. *	(3,162,843)

(18,182)	Charter Communications, Inc. – Class A *	(7,217,618)

(87,781)	Chevron Corp.	(14,214,377)

(74,700)	Chipotle Mexican Grill, Inc. *	(4,595,544)

(44,233)	Cloudflare, Inc. – Class A *	(4,415,780)

(673,863)	Coeur Mining, Inc. *	(4,353,155)

(3)	ConocoPhillips	(325)

(53,569)	CONSOL Energy, Inc.	(7,001,468)

(51,407)	Dayforce, Inc. *	(4,112,046)

(1,515)	Dexcom, Inc. *	(118,155)

(1,173)	Dominion Energy, Inc.	(68,914)

(96,216)	DraftKings, Inc. – Class A *	(4,199,828)

(95,918)	EQT Corp.	(4,358,514)

(83,710)	Equitable Holdings, Inc.	(4,037,333)

(7,284)	Erie Indemnity Co. – Class A	(3,209,039)

(60,536)	Exact Sciences Corp. *	(3,758,075)

(1,933)	Fair Isaac Corp. *	(4,590,933)

(23,725)	Fastenal Co.	(1,982,461)

(52,027)	Fidelity National Information Services, Inc.	(4,437,903)

(2,727)	Fiserv, Inc. *	(602,558)

(16,403)	Flutter Entertainment PLC *	(4,514,370)

(3,802)	Gartner, Inc. *	(1,969,170)

(1,283)	GE Vernova, Inc. *	(428,676)

(6,287)	HubSpot, Inc. *	(4,533,241)

(17,436)	Hyatt Hotels Corp. – Class A	(2,753,842)

(15,828)	Insulet Corp. *	(4,222,594)

(50,891)	International Paper Co.	(2,993,918)

(51,128)	Liberty Media Corp.-Liberty Formula One – Class C *	(4,517,670)

(9,873)	Linde PLC	(4,551,354)

(31,173)	Live Nation Entertainment, Inc. *	(4,309,667)

(12,363)	Manhattan Associates, Inc. *	(3,528,895)

(7,828)	Mastercard, Inc. – Class A	(4,171,854)

(1,221)	MercadoLibre, Inc. *	(2,423,893)

(14,564)	MongoDB, Inc. *	(4,696,744)

(5,171)	Moody’s Corp.	(2,585,397)

(243)	Motorola Solutions, Inc.	(121,427)

(7,331)	MSCI, Inc.	(4,469,197)

Shares	Description	Value ($)

	United States — continued

(20,567)	Newmont Corp.	(862,580)

(46,618)	Okta, Inc. *	(3,615,692)

(39,412)	ONEOK, Inc.	(4,477,203)

(70,893)	Palantir Technologies, Inc. – Class A *	(4,755,502)

(10,941)	Palo Alto Networks, Inc. *	(4,243,139)

(30,271)	Paychex, Inc.	(4,427,739)

(19,052)	PTC, Inc. *	(3,811,543)

(26,780)	Repligen Corp. *	(4,031,461)

(252,097)	Rivian Automotive, Inc. – Class A *	(3,083,146)

(81,976)	ROBLOX Corp. – Class A *	(4,109,457)

(5,069)	Roku, Inc. *	(349,913)

(82,390)	Rollins, Inc.	(4,146,689)

(77,058)	Samsara, Inc. – Class A *	(4,121,832)

(3,386)	ServiceNow, Inc. *	(3,553,404)

(30,137)	Snowflake, Inc. – Class A *	(5,267,948)

(1,716)	Starbucks Corp.	(175,821)

(6,553)	Synopsys, Inc. *	(3,659,785)

(22,991)	Take-Two Interactive Software, Inc. *	(4,331,045)

(12,904)	Tesla, Inc. *	(4,453,945)

(786)	Texas Pacific Land Corp.	(1,257,671)

(96,370)	Toast, Inc. – Class A *	(4,195,950)

(31,394)	Trade Desk, Inc. – Class A *	(4,035,699)

(3,311)	TransDigm Group, Inc.	(4,148,584)

(59,807)	Uber Technologies, Inc. *	(4,303,712)

(28,437)	Vistra Corp.	(4,545,370)

(7,783)	Watsco, Inc.	(4,293,103)

(76,398)	Williams Cos., Inc.	(4,470,811)

(53,682)	Zillow Group, Inc. – Class C *	(4,547,402)

(20,306)	Zscaler, Inc. *	(4,195,017)

	Total United States	(273,682,038)

	TOTAL COMMON STOCKS (PROCEEDS $378,312,168)	(508,364,122)

	PREFERRED STOCKS (h) — (0.1)%

	Germany — (0.1)%

(11,930)	Sartorius AG	(2,754,634)

	TOTAL PREFERRED STOCKS (PROCEEDS $3,832,992)	(2,754,634)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $382,145,160)	(511,118,756)

	Other Assets and Liabilities (net) — 0.4%	9,906,374

	TOTAL NET ASSETS — 100.0%	$2,292,702,360

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

Alrosa PJSC	12/06/17	$15,372,968	0.0%	$—

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Issuer Description — (Continued)	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

Bashneft PJSC	03/29/18	$444,288	0.0%	$—

Federal Grid Co-Rosseti PJSC	10/08/19	1,057,715	0.0%	4

Gazprom Neft PJSC	10/12/21	2,944,094	0.0%	—

Gazprom PJSC	08/10/20	17,682,067	0.0%	—

GMK Norilskiy Nickel PAO	02/11/20	4,352,696	0.0%	—

Inter RAO UES PJSC	01/13/20	1,798,790	0.0%	—

LSR Group PJSC	11/30/18	882,290	0.0%	—

LSR Group PJSC GDR	09/07/20	8	0.0%	—

LUKOIL PJSC	01/09/20	18,997,557	0.0%	—

Magnitogorsk Iron & Steel Works PJSC	10/11/17	4,815,566	0.0%	—

Mechel PJSC	11/12/21	133,558	0.0%	—

Moscow Exchange MICEX-Rates PJSC	10/20/17	3,091,486	0.0%	—

Mosenergo PJSC	11/19/21	224,074	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	79,541	0.0%	—

Novatek PJSC	10/21/21	2,148,138	0.0%	—

Novolipetsk Steel PJSC	02/13/18	9,617,214	0.0%	—

PhosAgro PJSC	08/15/22	434,931	0.0%	—

PhosAgro PJSC GDR	10/15/21	2,792	0.0%	—

Polyus PJSC	07/27/20	5,699,094	0.0%	—

Polyus PJSC GDR	02/24/23	0	0.0%	—

RusHydro PJSC	05/06/21	538,627	0.0%	1

Sberbank of Russia PJSC	07/10/19	29,636,901	0.0%	—

Sberbank of Russia PJSC	01/10/22	183,324	0.0%	—

Severstal PAO	02/02/21	126,124	0.0%	—

Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	—

SFI PJSC	09/11/18	318,293	0.0%	—

Surgutneftegas PJSC	07/20/17	12,778,800	0.0%	—

Surgutneftegas PJSC	11/02/18	12,687,089	0.0%	—

Tatneft PJSC	11/02/18	8,698,468	0.0%	—

Tatneft PJSC	12/15/21	71,965	0.0%	—

Transneft PJSC	08/12/21	683,438	0.0%	—

Unipro PJSC	12/18/19	32,903	0.0%	—

United Co. Rusal International PJSC	11/12/21	56,186	0.0%	—

VTB Bank PJSC	01/09/20	587,690	0.0%	—

				$5

A summary of outstanding financial instruments at November 30, 2024 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/03/2024	BCLY	BRL	47,901,714	USD	8,248,961	287,633
12/03/2024	MSCI	BRL	47,901,714	USD	8,243,282	281,955
02/12/2025	SSB	EUR	1,447,452	USD	1,567,651	33,161
02/12/2025	BCLY	EUR	1,479,258	USD	1,576,673	8,464
02/05/2025	UBSA	USD	1,262,334	CAD	1,778,043	10,748

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/31/2025	MSCI	USD	11,919,654	EUR	11,344,866	100,358
01/31/2025	BOA	USD	2,191,150	GBP	1,747,818	32,494
01/31/2025	BCLY	USD	1,112,679	JPY	170,033,625	32,473
02/04/2025	BCLY	USD	7,987,269	MXN	166,637,596	140,046
02/04/2025	MSCI	USD	7,967,760	MXN	166,637,596	159,555

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
01/28/2025	UBSA	USD	4,430,234	NOK	49,242,561	30,222
01/31/2025	MSCI	AUD	25,376,351	USD	16,447,091	(111,000)
01/31/2025	SSB	CHF	34,388,999	USD	39,045,867	(259,918)
02/26/2025	BCLY	JPY	731,558,080	USD	4,795,315	(146,649)
12/03/2024	BCLY	MXN	166,637,596	USD	8,072,315	(139,468)
12/03/2024	MSCI	MXN	166,637,596	USD	8,052,505	(159,277)
01/28/2025	UBSA	NOK	9,112,080	USD	818,348	(7,036)
01/31/2025	BOA	NZD	12,827,633	USD	7,488,052	(114,388)
01/21/2025	SSB	SEK	21,846,281	USD	1,994,334	(16,208)
01/21/2025	UBSA	SEK	6,486,671	USD	590,252	(6,725)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
12/03/2024	MSCI	USD	8,738,637	BRL	47,901,714	(777,310)
12/03/2024	BCLY	USD	8,737,203	BRL	47,901,714	(775,875)
02/04/2025	BCLY	USD	8,181,195	BRL	47,901,714	(281,447)
02/04/2025	MSCI	USD	8,176,447	BRL	47,901,714	(276,699)
02/05/2025	BOA	USD	9,287,042	CAD	12,883,489	(62,440)
12/03/2024	MSCI	USD	8,437,800	MXN	166,637,596	(226,018)
12/03/2024	BCLY	USD	8,439,269	MXN	166,637,596	(227,487)
01/28/2025	BCLY	USD	52,792,217	NOK	578,750,516	(368,239)

						$(2,839,075)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
18	Australia Government Bond 10 Yr.	December 2024	1,329,786	(12,512)
351	CAC40 10 Euro	December 2024	26,884,584	27,777
34	Canadian Government Bond 10 Yr.	March 2025	2,997,236	73,581
217	Cotton (j)	March 2025	7,804,405	(16,932)
55	FTSE 100 Index	December 2024	5,816,623	118,921
121	FTSE MIB Index	December 2024	21,411,949	(172,040)
60	Hang Seng Index	December 2024	7,562,086	156,938
507	Iron Ore (j)	January 2025	5,273,814	152,759
78	Lean Hogs (j)	February 2025	2,693,340	27,335
28	NY Harbor ULSD Futures (j)	December 2024	2,578,262	(44,875)
60	NYMEX Platinum Futures (j)	January 2025	2,862,300	(35,542)
10	RBOB Gasoline (j)	December 2024	797,496	(15,476)
22	S&P 500 E-Mini	December 2024	6,656,650	160,807
54	Silver (j)	March 2025	8,399,160	(58,592)
246	Soybean Meal (j)	January 2025	7,180,740	(115,456)
64	Sugar (j)	February 2025	1,511,014	3,843
231	TOPIX Index	December 2024	41,415,957	1,149,541
1,169	U.S. Treasury Note 10 Yr. (CBT)	March 2025	129,978,188	879,741
1,558	U.S. Treasury Note 5 Yr. (CBT)	March 2025	167,643,235	1,385,617
1,074	U.S. Treasury Ultra 10 Yr. (CBT)	March 2025	123,291,844	729,823
90	UK Gilt Long Bond	March 2025	10,981,378	129,015
58	WTI Crude (j)	December 2024	3,944,000	(53,147)

			$589,014,047	$4,471,126

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
122	Cocoa (j)	March 2025	11,498,500	(2,450,192)
13	Coffee (j)	March 2025	1,550,494	(288,988)
60	Copper (j)	March 2025	6,210,000	248,244
724	Corn (j)	March 2025	15,674,600	235,421
26	DAX Index	December 2024	13,532,407	(64,114)
201	E-mini Russell 2000 Index	December 2024	24,568,230	(1,638,546)
52	Euro Bund	December 2024	7,406,293	(87,249)
34	Euro Bund	March 2025	4,901,141	(382)
51	FTSE Taiwan Index	December 2024	3,832,475	65,549
25	Gold (j)	February 2025	6,702,500	(108,699)
220	IFSC NIFTY 50 Index	December 2024	10,720,926	27,999
145	KOSPI 200 Index	December 2024	8,544,300	403,583
78	Live Cattle Futures (j)	February 2025	5,885,100	(75,246)
316	MSCI Singapore	December 2024	8,829,773	(56,864)
11	Natural Gas (j)	December 2024	369,930	(22,983)
484	OMX Stockholm 30 Index	December 2024	11,190,153	(4,629)
95	S&P/TSX 60	December 2024	20,893,825	(1,268,734)
107	Soybean (j)	January 2025	5,293,825	2,247
395	Soybean Oil (j)	January 2025	9,892,380	1,083,301
103	SPI 200 Futures	December 2024	14,241,597	(386,433)
42	Swiss Market New Index Futures	December 2024	5,605,092	194,506
194	Wheat (j)	March 2025	5,315,600	233,373

			$202,659,141	$(3,958,836)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
U.S. Steel Corp.(g)	40.00	01/17/25	(1,168)	USD	(4,761,936)	(735,840)

	TOTAL WRITTEN OPTIONS

	(Premiums $551,857)					$(735,840)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S42	USD	53,400,000	1.00%	1.57%	N/A	12/20/2029	Quarterly	1,607,340	1,333,024	(274,316)
CDX.NA.HY.S43	USD	26,400,000	5.00%	2.95%	N/A	12/20/2029	Quarterly	(1,947,000)	(2,268,024)	(321,024)

								$(339,660)	$(935,000)	$(595,340)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of November 30, 2024, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity.

The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
iShares Core S&P 500 ETF	1 Day Overnight Federal Funds Effective Rate plus 1.40%	GS	USD	50,122,865	01/21/2025	Monthly	—	(1,005,550)	(1,005,550)
1 Day Overnight Federal Funds Effective Rate plus 0.31%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	5,715,447	04/30/2025	Monthly	—	(81,807)	(81,807)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Day Overnight Federal Funds Effective Rate plus 0.24%	GS	USD	2,538,263	04/30/2025	Monthly	—	36,881	36,881

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1 Day Overnight Federal Funds Effective Rate plus 0.17%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	6,403,126	05/22/2025	Monthly	—	88,244	88,244
Total Return on MSCI World Daily Total Return Net Growth Index	1 Day Overnight Federal Funds Effective Rate plus 0.24%	UBSA	USD	8,849,816	05/22/2025	Monthly	—	(204,250)	(204,250)
1 Day Overnight Federal Funds Effective Rate plus 0.34%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	7,313,199	08/08/2025	Monthly	—	(62,842)	(62,842)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Day Overnight Federal Funds Effective Rate plus 0.33%	UBSA	USD	5,954,906	08/08/2025	Monthly	—	41,206	41,206
1 Day Overnight Federal Funds Effective Rate plus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	2,740,319	12/16/2024	Monthly	—	20,537	20,537
Total Return on MSCI World Daily Total Return Net Growth Index	1 Day Overnight Federal Funds Effective Rate minus 0.17%	JPM	USD	4,001,379	12/16/2024	Monthly	—	(110,145)	(110,145)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	GS	USD	14,773,953	06/24/2026	Monthly	—	399,660	399,660
Total Return on Equity Basket (n)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	23,258,732	06/18/2025	Monthly	—	(195,601)	(195,601)

							$—	$(1,073,667)	$(1,073,667)

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

(h)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(i)	Security is in default.

(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(k)	All or a portion of this security is purchased with collateral from securities loaned.

(l)	The rate disclosed is the 7 day net yield as of November 30, 2024.

(m)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(n)	The following table represents the individual long and/or short positions with in the custom equity basket swap as of November 30, 2024.

Shares	Description	% of Equity Basket	Value ($)

(1,589,000)	Airports Of Thailand PC NVDR	12.0%	(2,820,678)

(60,000)	China International Capital Corp.	0.4%	(105,047)

(1,212,000)	Genscript Biotech Corp.	7.2%	(1,691,061)

(4,375)	Hanmi Pharm Co. Ltd.	3.7%	(857,387)

(641,500)	Innovent Biologics, Inc.	13.6%	(3,199,245)

(1,728,000)	Kingdee International Software Group Co. Ltd.	8.4%	(1,962,062)

(79,868)	Korea Aerospace Industries Ltd.	14.3%	(3,355,916)

403,642	Nokia OYJ	(7.2%)	1,695,474

(53,600)	Nongfu Spring Co. Ltd.	1.0%	(229,916)

(90,300)	Rede D’Or Sao Luiz SA	1.7%	(405,966)

(5,466)	Samsung Biologics Co. Ltd.	16.3%	(3,837,537)

(397,461)	Samsung Heavy Industries Co. Ltd.	14.2%	(3,322,616)

(773,500)	Shandong Gold Mining Co. Ltd. - Class H	5.9%	(1,374,727)

(145,700)	Xpeng, Inc., Class A	3.7%	(878,771)

(9,585)	Yuhan Corp.	3.4%	(795,464)

(90,900)	Zhejiang Leapmotor Technology Co., Ltd.	1.4%	(332,376)

	TOTAL COMMON STOCKS		$(23,473,295)

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital

Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBSA - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

8,184,313	GMO International Equity Fund, Class IV	202,561,747

4,339,609	GMO International Opportunistic Value Fund, Class IV	66,092,248

1,016,524	GMO-Usonian Japan Value Creation Fund, Class VI	20,991,212

	TOTAL MUTUAL FUNDS (COST $265,328,162)	289,645,207

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

218,746	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (a)	218,746

	TOTAL SHORT-TERM INVESTMENTS (COST $218,746)	218,746

	TOTAL INVESTMENTS — 100.0% (Cost $265,546,908)	289,863,953

	Other Assets and Liabilities (net) — (0.0%)	(77,925)

	TOTAL NET ASSETS — 100.0%	$289,786,028

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

3,437,990	GMO Emerging Markets Fund, Class VI	82,821,182

5,711,322	GMO International Equity Fund, Class IV	141,355,217

3,530,013	GMO International Opportunistic Value Fund, Class IV	53,762,092

1,037,091	GMO-Usonian Japan Value Creation Fund, Class VI	21,415,938

	TOTAL MUTUAL FUNDS (COST $308,926,064)	299,354,429

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

283,045	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (a)	283,045

	TOTAL SHORT-TERM INVESTMENTS (COST $283,045)	283,045

	TOTAL INVESTMENTS — 100.0% (Cost $309,209,109)	299,637,474

	Other Assets and Liabilities (net) — (0.0%)	(70,981)

	TOTAL NET ASSETS — 100.0%	$299,566,493

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2024.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 21.0%

	Australia — 0.4%

9,120	BHP Group Ltd. (a)	240,487

13,712	BlueScope Steel Ltd. (a)	198,685

13,731	Brambles Ltd. (a)	170,956

1,859	Fortescue Ltd. (a)	23,047

	Total Australia	633,175

	Belgium — 0.1%

4,632	Ageas SA (a)	234,138

	Brazil — 0.0%

760	Vale SA	7,425

	Canada — 1.4%

700	Alimentation Couche-Tard, Inc. (a)	40,953

4,076	Brookfield Corp. (a)	250,226

400	BRP, Inc. (a)	19,539

2,000	Canadian Tire Corp. Ltd. – Class A (a)	220,521

900	Empire Co. Ltd. – Class A (a)	26,986

500	iA Financial Corp., Inc. (a)	47,795

5,098	Magna International, Inc. (a) (b)	230,124

1,500	Magna International, Inc. (a) (b)	68,173

6,323	Manulife Financial Corp. (a) (b)	203,158

2,200	Manulife Financial Corp. (a) (b)	70,822

4,468	Nutrien Ltd. (a) (b)	208,477

1,300	Nutrien Ltd. (a) (b)	60,726

1,600	Onex Corp. (a)	130,155

5,200	Open Text Corp. (a) (b)	158,236

1,800	Open Text Corp. (a) (b)	54,821

6,600	Power Corp. of Canada (a)	222,318

7,300	Quebecor, Inc. – Class B (a)	172,378

2,000	West Fraser Timber Co. Ltd. (a) (b)	196,450

679	West Fraser Timber Co. Ltd. (a) (b)	67,207

	Total Canada	2,449,065

	China — 0.3%

46,000	AviChina Industry & Technology Co. Ltd. – Class H (c)	22,419

78,000	Bank of Communications Co. Ltd. – Class H	56,504

13,000	Beijing Enterprises Holdings Ltd.	40,985

240,000	China Construction Bank Corp. – Class H	181,454

152,000	China Railway Group Ltd. – Class H	73,473

286,000	China Zhongwang Holdings Ltd. * (d)	—

110,000	CITIC Ltd.	122,966

3,500	Orient Overseas International Ltd. (a)	44,876

8,000	Sinopharm Group Co. Ltd. – Class H	20,971

	Total China	563,648

	Denmark — 0.5%

66	AP Moller - Maersk AS – Class A (a)	108,486

110	AP Moller - Maersk AS – Class B (a)	187,206

Shares	Description	Value ($)

	Denmark — continued

8,238	Danske Bank AS (a)	237,025

912	Genmab AS * (a)	196,556

475	Rockwool AS – B Shares (a)	173,688

	Total Denmark	902,961

	Finland — 0.2%

5,174	Neste OYJ (a)	78,755

53,204	Nokia OYJ (a)	223,480

	Total Finland	302,235

	France — 0.7%

9,943	ArcelorMittal SA (c)	249,985

192	LVMH Moet Hennessy Louis Vuitton SE (a)	120,363

5,368	Renault SA (a)	230,372

1,021	Safran SA (a)	238,244

8,192	Societe Generale SA (a)	217,190

4,831	STMicroelectronics NV - NY Shares	123,191

11,205	Vivendi SE (a)	103,008

	Total France	1,282,353

	Germany — 0.5%

2,413	Bayerische Motoren Werke AG (a)	179,468

605	Beiersdorf AG (a)	78,496

1,972	Continental AG (a)	129,779

968	Daimler Truck Holding AG (a)	36,691

8,592	E.ON SE (a)	110,741

1,176	Knorr-Bremse AG (a)	89,900

3,517	Mercedes-Benz Group AG (a)	197,723

	Total Germany	822,798

	Ireland — 0.2%

712	Kerry Group PLC – Class A	68,876

4,638	Ryanair Holdings PLC Sponsored ADR (a)	204,258

	Total Ireland	273,134

	Israel — 0.4%

7,489	Bank Hapoalim BM	86,078

23,939	Bank Leumi Le-Israel BM	272,811

1,304	Check Point Software Technologies Ltd. *	237,328

512	Nice Ltd. Sponsored ADR* (a)	93,409

	Total Israel	689,626

	Italy — 0.4%

9,237	Leonardo SpA (a)	248,758

16,268	Stellantis NV (a)	215,940

409,297	Telecom Italia SpA * (a)	98,327

2,779	Tenaris SA ADR (a)	106,519

	Total Italy	669,544

	Japan — 1.4%

26,500	Honda Motor Co. Ltd. (a)	228,642

15,300	Inpex Corp. (a)	200,522

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

3,700	ITOCHU Corp. (a)	183,069

13,600	Kawasaki Kisen Kaisha Ltd. (a)	181,216

16,700	Mazda Motor Corp. (a)	106,498

6,200	Mitsui OSK Lines Ltd. (a)	212,566

6,400	Nippon Yusen KK (a)	205,188

60,300	Nissan Motor Co. Ltd. (a)	145,425

25,700	Panasonic Holdings Corp. (a)	250,730

5,100	Renesas Electronics Corp. (a)	66,892

9,800	Shionogi & Co. Ltd. (a)	139,010

9,900	Subaru Corp. (a)	158,861

5,500	Sumitomo Corp. (a)	118,053

32,300	Tokyo Electric Power Co. Holdings, Inc. * (a)	116,224

2,400	Toyota Tsusho Corp. (a)	41,063

17,400	Yamaha Motor Co. Ltd. (a)	151,601

	Total Japan	2,505,560

	Mexico — 0.2%

11,622	Cemex SAB de CV Sponsored ADR	64,734

19,154	Fomento Economico Mexicano SAB de CV	168,495

32,911	Grupo Mexico SAB de CV – Series B	160,318

	Total Mexico	393,547

	Netherlands — 0.6%

242	Akzo Nobel NV (a)	14,130

81	ASML Holding NV	55,348

2,248	EXOR NV (a)	222,034

459	IMCD NV (a)	68,865

15,596	ING Groep NV (a)	240,761

7,186	Koninklijke Ahold Delhaize NV (a)	248,039

4,525	NN Group NV (a)	209,998

	Total Netherlands	1,059,175

	New Zealand — 0.0%

10,462	Meridian Energy Ltd. (a)	38,498

	Norway — 0.1%

8,899	Equinor ASA (a)	215,690

	Poland — 0.1%

15,981	ORLEN SA	201,059

11,673	PGE Polska Grupa Energetyczna SA *	19,382

	Total Poland	220,441

	Russia — 0.0%

2,505	LUKOIL PJSC (d) (e)	—

5,410	Novatek PJSC (d) (e)	—

	Total Russia	—

	South Korea — 0.8%

3,040	Doosan Bobcat, Inc.	85,147

694	GS Holdings Corp.	20,889

Shares	Description	Value ($)

	South Korea — continued

1,172	Hankook Tire & Technology Co. Ltd.	31,766

900	Hyundai Engineering & Construction Co. Ltd.	17,736

478	Hyundai Glovis Co. Ltd.	42,263

1,074	Hyundai Mobis Co. Ltd.	184,946

656	Hyundai Motor Co.	103,395

3,438	Kia Corp.	230,218

1,183	LG Corp.	63,770

3,139	LG Electronics, Inc.	202,894

1,249	POSCO Holdings, Inc. Sponsored ADR (a)	64,473

1,155	Samsung E&A Co. Ltd. *	14,908

5,757	Samsung Electronics Co. Ltd.	226,384

1,167	Shinhan Financial Group Co. Ltd.	44,716

	Total South Korea	1,333,505

	Spain — 0.5%

2,735	Amadeus IT Group SA (a)	192,080

22,924	Banco Bilbao Vizcaya Argentaria SA (a)	216,544

56,504	Banco Santander SA (a)	260,857

4,668	Industria de Diseno Textil SA (a)	257,595

	Total Spain	927,076

	Sweden — 0.3%

1,374	Assa Abloy AB – Class B (a)	42,199

13,201	Fastighets AB Balder – B Shares * (a)	101,724

6,797	Investor AB – B Shares (a)	186,486

1,281	Skanska AB – B Shares (a)	26,745

72,114	Volvo Car AB – Class B * (a) (c)	158,140

	Total Sweden	515,294

	Switzerland — 0.3%

6,853	Adecco Group AG (Registered) (a)	183,000

774	Holcim AG (a)	78,886

803	Roche Holding AG (a) (b)	233,312

53	Roche Holding AG (a) (b)	16,316

	Total Switzerland	511,514

	Thailand — 0.3%

57,600	Kasikornbank PCL NVDR	253,070

379,800	Krung Thai Bank PCL NVDR	221,956

16,600	PTT Exploration & Production PCL NVDR	61,842

12,000	SCB X PCL NVDR	40,094

13,100	Thai Oil PCL NVDR	14,443

	Total Thailand	591,405

	Turkey — 0.1%

16,425	Akbank TAS	28,839

9,848	Turk Hava Yollari AO *	80,928

	Total Turkey	109,767

	United Kingdom — 1.1%

6,236	3i Group PLC (a)	294,684

1,198	Ashtead Group PLC (a)	96,015

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

3,137	Berkeley Group Holdings PLC (a)	165,788

125,238	BT Group PLC (a)	254,001

7,640	Compass Group PLC (a)	261,775

6,632	GSK PLC Sponsored ADR (a) (c)	226,350

6,674	Howden Joinery Group PLC (a)	69,404

50,590	Kingfisher PLC (a)	159,560

6,111	Persimmon PLC (a)	97,895

4,846	Shell PLC (a)	155,736

12,188	Taylor Wimpey PLC (a)	20,338

26,294	Vodafone Group PLC Sponsored ADR (a)	235,857

	Total United Kingdom	2,037,403

	United States — 10.1%

684	3M Co. (a)	91,335

1,451	Akamai Technologies, Inc. * (c)	136,423

6,541	Ally Financial, Inc. (a)	261,509

1,014	Alphabet, Inc. – Class A (a)	171,315

787	American Express Co. (c)	239,783

2,187	Aptiv PLC * (c)	121,444

1,575	Arch Capital Group Ltd. (a)	158,634

534	Archer-Daniels-Midland Co. (a)	29,156

333	Aspen Technology, Inc. * (a) (c)	83,250

5,849	Bank of America Corp. (a)	277,886

6,218	Bath & Body Works, Inc. (a)	225,340

355	Bio-Rad Laboratories, Inc. – Class A * (a)	120,888

1,677	Block, Inc. * (a)	148,498

62	Booking Holdings, Inc. (a)	322,523

3,685	BorgWarner, Inc. (a)	126,469

1,427	Builders FirstSource, Inc. * (c)	266,093

1,490	Capital One Financial Corp. (a)	286,095

1,575	CarMax, Inc. * (c)	132,253

1,821	CBRE Group, Inc. – Class A * (a)	254,922

3,513	Centene Corp. * (a)	210,780

808	Chevron Corp. (a)	130,839

922	Chord Energy Corp. (a)	117,573

2,442	Cisco Systems, Inc. (a)	144,591

3,957	Citigroup, Inc. (a)	280,433

14,635	Cleveland-Cliffs, Inc. * (a)	182,206

15,078	CNH Industrial NV (a)	189,380

3,499	Cognizant Technology Solutions Corp. – Class A (a)	281,635

5,924	Comcast Corp. – Class A (a)	255,858

131	Cummins, Inc. (a)	49,130

4,283	CVS Health Corp. (a)	256,338

2,937	Darling Ingredients, Inc. * (a)	119,037

1,522	Discover Financial Services (a) (c)	277,658

1,390	DR Horton, Inc. (a)	234,604

3,907	eBay, Inc. (a)	247,274

230	Enphase Energy, Inc. * (c)	16,411

1,466	EOG Resources, Inc. (c)	195,359

1,148	EPAM Systems, Inc. * (a)	280,020

326	Everest Group Ltd. (c)	126,345

Shares	Description	Value ($)

	United States — continued

1,444	Expedia Group, Inc. * (a)	266,591

24,746	Ford Motor Co. (a)	275,423

871	Fox Corp. – Class A (a)	41,042

5,495	Fox Corp. – Class B (a)	245,791

10,933	Franklin Resources, Inc. (c)	248,835

3,096	GE HealthCare Technologies, Inc. (a)	257,649

5,254	General Motors Co. (a)	292,070

179	Goldman Sachs Group, Inc. (a)	108,934

1,684	Green Plains, Inc. * (a)	18,187

13,043	Hewlett Packard Enterprise Co. (a)	276,772

775	Hilton Worldwide Holdings, Inc. (a)	196,416

7,118	HP, Inc. (a)	252,191

107	Huntington Ingalls Industries, Inc. (c)	21,177

3,356	Incyte Corp. * (a)	250,324

12,139	Intel Corp. (c)	291,943

1,680	Intercontinental Exchange, Inc. (a)	270,413

1,123	International Business Machines Corp. (a)	255,381

4,101	Kinder Morgan, Inc. (a)	115,935

7,657	Kraft Heinz Co. (c)	244,794

1,407	Lam Research Corp. (a)	103,949

3,363	Las Vegas Sands Corp. (a)	178,441

1,354	Lennar Corp. – Class A (c)	236,124

111	Markel Group, Inc. * (a)	197,904

6,412	Match Group, Inc. * (c)	209,929

542	Merck & Co., Inc. (a)	55,089

766	Meta Platforms, Inc. – Class A (a)	439,929

2,712	Micron Technology, Inc. (a)	265,640

684	Molson Coors Beverage Co. – Class B (a)	42,449

7,918	Mosaic Co. (a)	209,510

1,642	Nucor Corp. (a)	254,001

2,961	ON Semiconductor Corp. * (c)	210,586

1,178	Otis Worldwide Corp. (a)	121,310

3,233	Ovintiv, Inc. (a)	146,843

1,895	PACCAR, Inc. (a)	221,715

23,008	Paramount Global – Class B (c)	249,637

3,429	PayPal Holdings, Inc. * (a)	297,534

9,708	Pfizer, Inc. (a)	254,447

1,724	PulteGroup, Inc. (a)	233,205

289	Regeneron Pharmaceuticals, Inc. * (a)	216,814

2,432	Skyworks Solutions, Inc. (a) (c)	213,019

903	SolarEdge Technologies, Inc. * (c)	14,267

3,348	Solventum Corp. * (a)	239,416

1,732	Steel Dynamics, Inc. (a)	251,608

3,996	Synchrony Financial (a)	269,810

671	T. Rowe Price Group, Inc. (c)	83,097

865	Texas Instruments, Inc. (a)	173,891

1,979	Tyson Foods, Inc. – Class A (a)	127,646

3,114	U.S. Bancorp (a)	165,945

408	United Parcel Service, Inc. – Class B (c)	55,374

6,285	Verizon Communications, Inc. (a)	278,677

19,092	Viatris, Inc. (a)	249,914

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares / Par Value†	Description	Value ($)

	United States — continued

26,017	Walgreens Boots Alliance, Inc. (c)	234,673

3,382	Wells Fargo & Co. (a)	257,607

3,362	Zoom Communications, Inc. – Class A * (a)	278,004

	Total United States	18,017,159

	TOTAL COMMON STOCKS (COST $33,521,966)	37,306,136

	PREFERRED STOCKS (f) — 0.3%

	Brazil — 0.0%

17,765	Bradespar SA	54,475

	Germany — 0.3%

899	Bayerische Motoren Werke AG (a)	61,588

5,512	Porsche Automobil Holding SE (a)	202,395

2,160	Volkswagen AG (a)	185,166

	Total Germany	449,149

	TOTAL PREFERRED STOCKS (COST $683,009)	503,624

	DEBT OBLIGATIONS — 0.8%

	United States — 0.8%
	U.S. Government — 0.8%

100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.15%, 4.61%, due 04/30/26 (a)	99,992

1,350,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.18%, 4.65%, due 07/31/26 (a)	1,350,741

	Total U.S. Government	1,450,733

	Total United States	1,450,733

	TOTAL DEBT OBLIGATIONS (COST $1,449,952)	1,450,733

	MUTUAL FUNDS — 86.1%

	United States — 86.1%
	Affiliated Issuers — 86.1%

538,722	GMO Asset Allocation Bond Fund, Class VI	10,575,107

110,054	GMO Climate Change Fund, Class III	2,245,109

307,344	GMO Emerging Country Debt Fund, Class VI	6,417,343

285,006	GMO Emerging Markets ex-China Fund, Class VI	4,067,041

418,725	GMO Emerging Markets Fund, Class VI	10,087,072

1,254,202	GMO International Equity Fund, Class IV	31,041,501

943,408	GMO International Opportunistic Value Fund, Class IV	14,368,098

Shares / Par Value†	Description	Value ($)

	United States — continued
	Affiliated Issuers — continued

633,643	GMO-Usonian Japan Value Creation Fund, Class VI	13,084,737

353,570	GMO Multi-Sector Fixed Income Fund, Class IV	6,353,654

182,946	GMO Quality Fund, Class VI	6,395,774

222,372	GMO Resources Fund, Class VI	4,511,931

244,855	GMO Small Cap Quality Fund, Class VI	6,662,512

588,664	GMO U.S. Equity Fund, Class VI	8,753,435

613,573	GMO U.S. Opportunistic Value Fund, Class VI	15,357,722

2,689,275	GMO U.S. Treasury Fund, Class VI (formerly Core Class)	13,446,377

	Total Affiliated Issuers	153,367,413

	TOTAL MUTUAL FUNDS (COST $140,122,548)	153,367,413

	SHORT-TERM INVESTMENTS — 8.2%

	Money Market Funds — 1.5%

2,673,623	State Street Institutional Treasury Money Market Fund – Premier Class, 4.57% (g)	2,673,623

	Repurchase Agreements — 6.7%

11,999,330	Nomura Securities International, Inc. Repurchase Agreement, dated 11/29/24, maturing on 12/02/24 with a maturity value of $12,003,890 and an effective yield of 4.56%, collateralized by a U.S. Treasury Note with maturity date 05/31/27 and a market value of $12,091,303.	11,999,330

	TOTAL SHORT-TERM INVESTMENTS (COST $14,672,953)	14,672,953

	TOTAL INVESTMENTS — 116.4% (Cost $190,450,428)	207,300,859

	SECURITIES SOLD SHORT — (16.5)%

	Common Stocks — (16.4)%
	Australia — (0.7)%

(2,100)	ASX Ltd.	(90,676)

(5,211)	CAR Group Ltd.	(141,632)

(388)	Cochlear Ltd.	(77,258)

(22,392)	Lottery Corp. Ltd.	(75,915)

(97)	Mineral Resources Ltd.	(2,141)

(1,280)	Pro Medicus Ltd.	(211,242)

(1,031)	Ramsay Health Care Ltd.	(26,705)

(586)	REA Group Ltd.	(96,649)

(1,322)	SEEK Ltd.	(22,636)

(2,793)	WiseTech Global Ltd.	(234,649)

(2,209)	Xero Ltd. *	(251,544)

	Total Australia	(1,231,047)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Austria — (0.0)%

(1,056)	Verbund AG	(84,371)

	Belgium — (0.2)%

(144)	Anheuser-Busch InBev SA	(7,739)

(386)	Argenx SE *	(238,225)

(5)	Lotus Bakeries NV	(60,187)

	Total Belgium	(306,151)

	Brazil — (0.1)%

(16,947)	NU Holdings Ltd. – Class A *	(212,346)

	Canada — (1.2)%

(1,641)	Agnico Eagle Mines Ltd.	(138,533)

(9,800)	AltaGas Ltd.	(239,671)

(4,761)	Cameco Corp.	(283,042)

(217)	Descartes Systems Group, Inc. *	(25,361)

(6,432)	Enbridge, Inc.	(279,020)

(1,879)	Franco-Nevada Corp.	(230,403)

(5,446)	GFL Environmental, Inc.	(256,507)

(10,685)	Pan American Silver Corp.	(234,749)

(6,238)	Pembina Pipeline Corp.	(258,066)

(3,177)	Restaurant Brands International, Inc.	(221,151)

	Total Canada	(2,166,503)

	Denmark — (0.2)%

(1,802)	Coloplast AS – Class B	(227,443)

(1,829)	Tryg AS	(42,210)

	Total Denmark	(269,653)

	France — (0.4)%

(1,632)	Accor SA	(75,384)

(1,214)	Aeroports de Paris SA	(140,605)

(10,850)	Getlink SE	(177,421)

(110)	Hermes International SCA	(240,089)

	Total France	(633,499)

	Germany — (0.6)%

(1,034)	adidas AG	(244,519)

(5,442)	Delivery Hero SE *	(223,568)

(773)	MTU Aero Engines AG	(263,530)

(751)	Qiagen NV *	(32,849)

(120)	Rational AG	(112,389)

(635)	Siemens Energy AG *	(34,450)

(443)	Symrise AG	(49,006)

(1,255)	Talanx AG	(106,400)

	Total Germany	(1,066,711)

	Israel — (0.3)%

(800)	CyberArk Software Ltd. *	(258,808)

(823)	Monday.com Ltd. *	(234,851)

(477)	Wix.com Ltd. *	(106,724)

	Total Israel	(600,383)

Shares	Description	Value ($)

	Italy — (0.4)%

(4,466)	Amplifon SpA	(113,426)

(278)	DiaSorin SpA	(31,083)

(561)	Ferrari NV (b)	(244,387)

(42)	Ferrari NV (b)	(18,235)

(12,053)	FinecoBank Banca Fineco SpA	(193,401)

(17,125)	Infrastrutture Wireless Italiane SpA	(176,477)

	Total Italy	(777,009)

	Japan — (1.5)%

(900)	Advantest Corp.	(49,842)

(10,700)	Aeon Co. Ltd.	(257,340)

(3,400)	ANA Holdings, Inc.	(65,695)

(4,200)	Asics Corp.	(84,854)

(600)	Disco Corp.	(163,959)

(18,600)	Japan Exchange Group, Inc.	(225,080)

(3,200)	Kintetsu Group Holdings Co. Ltd.	(68,394)

(5,300)	Kobe Bussan Co. Ltd.	(133,849)

(1,500)	Lasertec Corp.	(165,204)

(11,200)	MonotaRO Co. Ltd.	(200,103)

(9,600)	Oriental Land Co. Ltd.	(226,526)

(41,000)	Rakuten Group, Inc. *	(236,289)

(8,900)	Shiseido Co. Ltd.	(165,614)

(217,000)	SoftBank Corp.	(280,475)

(8,400)	Tokyu Corp.	(98,288)

(1,800)	West Japan Railway Co.	(33,897)

(2,800)	Zensho Holdings Co. Ltd.	(169,050)

	Total Japan	(2,624,459)

	Netherlands — (0.4)%

(168)	Adyen NV *	(244,526)

(59)	ASM International NV	(31,752)

(1,601)	BE Semiconductor Industries NV	(190,360)

(1,224)	InPost SA *	(21,435)

(5,375)	OCI NV	(62,817)

(9,462)	Universal Music Group NV	(227,841)

	Total Netherlands	(778,731)

	Norway — (0.0)%

(622)	Kongsberg Gruppen ASA	(73,298)

	Peru — (0.1)%

(2,155)	Southern Copper Corp.	(216,282)

	Singapore — (0.2)%

(19,800)	CapitaLand Investment Ltd.	(40,402)

(45,750)	Grab Holdings Ltd. – Class A *	(228,750)

(12,400)	Keppel Ltd.	(62,354)

	Total Singapore	(331,506)

	Spain — (0.3)%

(6,857)	Cellnex Telecom SA *	(246,410)

(6,237)	Ferrovial SE	(257,295)

	Total Spain	(503,705)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	Sweden — (0.2)%

(7,805)	Beijer Ref AB	(123,138)

(7,419)	EQT AB	(224,924)

	Total Sweden	(348,062)

	Switzerland — (0.2)%

(3,103)	Avolta AG	(115,179)

(298)	Bachem Holding AG	(23,093)

(5,585)	SIG Group AG	(110,722)

(177)	VAT Group AG	(70,707)

	Total Switzerland	(319,701)

	United Kingdom — (1.1)%

(16,850)	Auto Trader Group PLC	(179,990)

(22,949)	Informa PLC	(250,355)

(2,293)	InterContinental Hotels Group PLC	(286,107)

(1,954)	London Stock Exchange Group PLC	(280,045)

(10,970)	Melrose Industries PLC	(80,271)

(19,752)	Phoenix Group Holdings PLC	(129,278)

(38,017)	Rolls-Royce Holdings PLC *	(270,432)

(6,081)	Severn Trent PLC	(208,746)

(20,210)	Wise PLC – Class A *	(227,047)

	Total United Kingdom	(1,912,271)

	United States — (8.3)%

(265)	AbbVie, Inc.	(48,476)

(13,767)	AES Corp.	(179,522)

(936)	Alnylam Pharmaceuticals, Inc. *	(236,873)

(110)	Amgen, Inc.	(31,116)

(919)	Arthur J Gallagher & Co.	(286,949)

(469)	Axon Enterprise, Inc. *	(303,424)

(1,625)	Boeing Co. *	(252,590)

(928)	Burlington Stores, Inc. *	(261,585)

(5,074)	Caesars Entertainment, Inc. *	(195,298)

(6,903)	Celsius Holdings, Inc. *	(196,390)

(17)	Charles Schwab Corp.	(1,407)

(4,408)	Chipotle Mexican Grill, Inc. *	(271,180)

(2,936)	Cloudflare, Inc. – Class A *	(293,101)

(3,221)	Dayforce, Inc. *	(257,648)

(152)	DoorDash, Inc. *	(27,433)

(5,957)	DraftKings, Inc. – Class A *	(260,023)

(5,939)	EQT Corp.	(269,868)

(5,568)	Equitable Holdings, Inc.	(268,545)

(469)	Erie Indemnity Co. – Class A	(206,623)

(3,599)	Exact Sciences Corp. *	(223,426)

(120)	Fair Isaac Corp. *	(285,004)

(1,483)	Fastenal Co.	(123,919)

(3,018)	Fidelity National Information Services, Inc.	(257,435)

(257)	Fiserv, Inc. *	(56,787)

(1,013)	Flutter Entertainment PLC *	(278,794)

Shares	Description	Value ($)

	United States — continued

(261)	Gartner, Inc. *	(135,180)

(80)	GE Vernova, Inc. *	(26,730)

(389)	HubSpot, Inc. *	(280,488)

(1,095)	Hyatt Hotels Corp. – Class A	(172,944)

(980)	Insulet Corp. *	(261,444)

(3,147)	Liberty Media Corp.-Liberty Formula One – Class C *	(278,069)

(605)	Linde PLC	(278,899)

(1,930)	Live Nation Entertainment, Inc. *	(266,822)

(751)	Manhattan Associates, Inc. *	(214,365)

(234)	Marvell Technology, Inc.	(21,689)

(533)	Mastercard, Inc. – Class A	(284,057)

(72)	MercadoLibre, Inc. *	(142,932)

(896)	MongoDB, Inc. *	(288,951)

(320)	Moody’s Corp.	(159,994)

(467)	MSCI, Inc.	(284,697)

(1,120)	Newmont Corp.	(46,973)

(3,216)	Okta, Inc. *	(249,433)

(2,440)	ONEOK, Inc.	(277,184)

(4,389)	Palantir Technologies, Inc. – Class A *	(294,414)

(632)	Palo Alto Networks, Inc. *	(245,102)

(1,981)	Paychex, Inc.	(289,761)

(1,227)	PTC, Inc. *	(245,474)

(1,659)	Repligen Corp. *	(249,746)

(16,839)	Rivian Automotive, Inc. – Class A *	(205,941)

(5,136)	ROBLOX Corp. – Class A *	(257,468)

(342)	Roku, Inc. *	(23,608)

(5,279)	Rollins, Inc.	(265,692)

(5,098)	Samsara, Inc. – Class A *	(272,692)

(193)	ServiceNow, Inc. *	(202,542)

(2,001)	Snowflake, Inc. – Class A *	(349,775)

(332)	Starbucks Corp.	(34,017)

(1,423)	Take-Two Interactive Software, Inc. *	(268,065)

(799)	Tesla, Inc. *	(275,783)

(51)	Texas Pacific Land Corp.	(81,605)

(6,382)	Toast, Inc. – Class A *	(277,872)

(1,901)	Trade Desk, Inc. – Class A *	(244,374)

(200)	TransDigm Group, Inc.	(250,594)

(53)	Tyler Technologies, Inc. *	(33,346)

(3,592)	Uber Technologies, Inc. *	(258,480)

(159)	Vertiv Holdings Co. – Class A	(20,288)

(1,761)	Vistra Corp.	(281,478)

(482)	Watsco, Inc.	(265,871)

(4,730)	Williams Cos., Inc.	(276,800)

(3,324)	Zillow Group, Inc. – Class C *	(281,576)

(1,344)	Zscaler, Inc. *	(277,657)

	Total United States	(14,774,288)

	TOTAL COMMON STOCKS (PROCEEDS $22,725,963)	(29,229,976)

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2024 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (f) — (0.1)%

	Germany — (0.1)%

(739)	Sartorius AG	(170,635)

	TOTAL PREFERRED STOCKS (PROCEEDS $256,815)	(170,635)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $22,982,778)	(29,400,611)

	Other Assets and Liabilities (net) — 0.1%	133,910

	TOTAL NET ASSETS — 100.0%	$178,034,158

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2024

LUKOIL PJSC	04/03/20	$175,270	0.0%	$—

Novatek PJSC	02/24/22	46,169	0.0%	—

				$—

A summary of outstanding financial instruments at November 30, 2024 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,433,873	06/18/2025	Monthly	—	(20,452)	(20,452)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	GS	USD	1,012,976	06/24/2026	Monthly	—	32,320	32,320

							$—	$11,868	$11,868

As of November 30, 2024, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	All or a portion of this security is out on loan.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	The security is restricted as to resale.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	The rate disclosed is the 7 day net yield as of November 30, 2024.

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at November 30, 2024, which are subject to change based on the terms of the security.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2024 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

Counterparty Abbreviations:

GS - Goldman Sachs International

MORD - Morgan Stanley Capital Services LLC

Currency Abbreviations:

USD - United States Dollar

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund and Implementation Fund may also invest in GMO Alternative Allocation SPC Ltd. and GMO Implementation SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund and Implementation Fund

Alternative Allocation Fund and Implementation Fund include the accounts of their wholly-owned subsidiaries and the accompanying Schedules of Investments have been consolidated for those accounts. The Consolidated Schedules of Investments include all of the assets and liabilities of each wholly-owned subsidiary. Alternative Allocation Fund and Implementation Fund are herein referred to as “Consolidated Alternative Allocation Fund” and “Consolidated Implementation Fund”, respectively.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2024, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2024:

	$		$		$			$

Description	Level 1		Level 2		Level 3			Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia		$—		$1,417,571		$—			$1,417,571
Belgium		—		529,488		—			529,488
Canada		7,067,091		—		—			7,067,091
China		—		1,329,430		0	§		1,329,430
Denmark		—		1,931,688		—			1,931,688
Finland		—		575,910		—			575,910
France		289,349		1,792,549		—			2,081,898
Germany		—		2,982,591		—			2,982,591
Israel		770,312		856,377		—			1,626,689
Italy		275,286		1,244,360		—			1,519,646
Japan		—		16,693,091		—			16,693,091
Mexico		147,282		—		—			147,282
Netherlands		—		2,092,955		—			2,092,955
New Zealand		—		75,060		—			75,060
Norway		—		495,415		—			495,415
Poland		—		436,255		—			436,255
Singapore		—		21,863		—			21,863
South Korea		107,163		2,927,553		—			3,034,716
Spain		—		1,125,488		—			1,125,488
Sweden		—		1,089,107		—			1,089,107
Switzerland		—		1,137,726		—			1,137,726
Thailand		—		1,398,469		—			1,398,469
Turkey		—		197,093		—			197,093
United Kingdom		4,095,641		3,372,312		—			7,467,953
United States		116,406,670		—		0	§		116,406,670

TOTAL COMMON STOCKS		129,158,794		43,722,351		0	§		172,881,145

Preferred Stocks
Germany		—		1,024,196		—			1,024,196

TOTAL PREFERRED STOCKS		—		1,024,196		—			1,024,196

Rights/Warrants
Canada		—		—		352,512			352,512
United States		—		—		347,645			347,645

TOTAL RIGHTS/WARRANTS		—		—		700,157			700,157

Investment Funds
United States		—		—		1,898,521			1,898,521

TOTAL INVESTMENT FUNDS		—		—		1,898,521			1,898,521

Debt Obligations
Dominican Republic		—		774,915		—			774,915
United States		55,139,199		67,751,768		—			122,890,967
Uruguay		—		237,425		—			237,425

TOTAL DEBT OBLIGATIONS		55,139,199		68,764,108		—			123,903,307

Mutual Funds
United States		3,259,691		—		—			3,259,691

TOTAL MUTUAL FUNDS		3,259,691		—		—			3,259,691

Short-Term Investments		2,891,464		22,480,340		—			25,371,804

Total Investments		190,449,148		135,990,995		2,598,678			329,038,821

Derivatives^
Forward Currency Contracts
Foreign Currency Risk		—		1,314,592		—			1,314,592
Futures Contracts
Equity Risk		44,058		612,996		—			657,054
Interest Rate Risk		100,666		—		—			100,666

	$		$		$		$

Description	Level 1		Level 2		Level 3		Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Physical Commodity Contract Risk		$565,256		$—		$—		$565,256
Swap Contracts
Credit Risk		—		3,067,623		—		3,067,623
Equity Risk		—		132,818		—		132,818
Interest Rate Risk		—		841,983		—		841,983

Total		$191,159,128		$141,961,007		$2,598,678		$335,718,813

Liability Valuation Inputs
Common Stocks
Australia		$—		$(2,836,483)		$—		$(2,836,483)
Austria		—		(172,018)		—		(172,018)
Belgium		—		(682,921)		—		(682,921)
Brazil		(504,044)		—		—		(504,044)
Canada		(4,955,564)		—		—		(4,955,564)
Denmark		—		(596,167)		—		(596,167)
France		—		(1,469,041)		—		(1,469,041)
Germany		—		(2,492,303)		—		(2,492,303)
Israel		(1,406,450)		—		—		(1,406,450)
Italy		—		(1,774,315)		—		(1,774,315)
Japan		—		(5,925,002)		—		(5,925,002)
Netherlands		—		(1,849,792)		—		(1,849,792)
Norway		—		(188,076)		—		(188,076)
Peru		(502,352)		—		—		(502,352)
Singapore		(523,425)		(274,133)		—		(797,558)
Spain		—		(1,090,883)		—		(1,090,883)
Sweden		—		(828,323)		—		(828,323)
Switzerland		—		(732,073)		—		(732,073)
United Kingdom		—		(4,375,020)		—		(4,375,020)
United States		(53,443,419)		(625,841)		—		(54,069,260)

TOTAL COMMON STOCKS		(61,335,254)		(25,912,391)		—		(87,247,645)

Preferred Stocks
Germany		—		(390,221)		—		(390,221)

TOTAL PREFERRED STOCKS		—		(390,221)		—		(390,221)

Debt Obligations
United States		—		(27,638,439)		—		(27,638,439)

TOTAL DEBT OBLIGATIONS		—		(27,638,439)		—		(27,638,439)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk		—		(2,155,872)		—		(2,155,872)
Futures Contracts
Equity Risk		(2,570,855)		(198,892)		—		(2,769,747)
Interest Rate Risk		(28,762)		—		—		(28,762)
Physical Commodity Contract Risk		(938,914)		—		—		(938,914)
Written Options
Credit Risk		—		(174,274)		—		(174,274)
Equity Risk		(451,587)		—		—		(451,587)
Swap Contacts
Credit Risk		—		(3,821,207)		—		(3,821,207)
Equity Risk		—		(452,853)		—		(452,853)
Interest Rate Risk		—		(1,152,740)		—		(1,152,740)

Total		$(65,325,372)		$(61,896,889)		$—		$(127,222,261)

	$		$		$			$

Description	Level 1		Level 2		Level 3			Total
Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds		$2,349,375,184		$—		$—			$2,349,375,184
Short-Term Investments		4,070,409		—		—			4,070,409

Total Investments		2,353,445,593		—		—			2,353,445,593

Total		$2,353,445,593		$—		$—			$2,353,445,593

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia		$—		$14,220,177		$—			$14,220,177
Austria		—		2,812,308		—			2,812,308
Belgium		—		6,232,968		—			6,232,968
Brazil		437,371		3,553,550		—			3,990,921
Canada		37,915,026		75,047		—			37,990,073
Chile		—		28,452		—			28,452
China		3,904,609		17,066,132		0	§		20,970,741
Czech Republic		—		209,856		—			209,856
Denmark		—		6,708,295		—			6,708,295
Egypt		—		314,829		—			314,829
Finland		—		4,338,779		—			4,338,779
France		1,429,300		29,516,865		—			30,946,165
Germany		—		13,732,045		—			13,732,045
Greece		—		—		0	§		0	§
Hong Kong		—		8,095,620		—			8,095,620
Hungary		—		3,340,918		—			3,340,918
India		461,812		13,393,902		—			13,855,714
Indonesia		—		6,831,053		—			6,831,053
Ireland		1,089,285		483,849		—			1,573,134
Israel		2,026,066		2,469,619		—			4,495,685
Italy		1,477,890		15,226,619		—			16,704,509
Japan		1,441,283		172,286,213		—			173,727,496
Kuwait		—		69,794		—			69,794
Malaysia		—		708,446		—			708,446
Mexico		7,191,091		—		0	§		7,191,091
Netherlands		—		19,750,781		—			19,750,781
New Zealand		—		270,539		—			270,539
Norway		—		6,088,625		—			6,088,625
Pakistan		—		164,881		—			164,881
Philippines		—		61,676		—			61,676
Poland		—		1,944,703		—			1,944,703
Portugal		—		323,656		—			323,656
Qatar		—		658,640		—			658,640
Russia		—		—		2			2
Saudi Arabia		—		56,434		—			56,434
Singapore		—		7,381,429		—			7,381,429
South Africa		—		2,851,176		—			2,851,176
South Korea		533,354		22,481,050		—			23,014,404
Spain		—		16,722,340		—			16,722,340
Sweden		—		5,120,599		—			5,120,599
Switzerland		2,766,256		13,247,721		—			16,013,977
Taiwan		90,668		26,342,614		—			26,433,282
Thailand		—		8,595,712		—			8,595,712
Turkey		—		757,958		—			757,958
United Arab Emirates		—		1,754,948		—			1,754,948
United Kingdom		8,930,187		31,592,522		0	§		40,522,709
United States		162,517,352		—		—			162,517,352
Vietnam		—		649,348		—			649,348

TOTAL COMMON STOCKS		232,211,550		488,532,688		2			720,744,240

Preferred Stocks
Brazil		2,141,484		5,239,532		—			7,381,016
Colombia		306,039		—		—			306,039
Germany		—		3,853,839		—			3,853,839
Russia		—		—		0	§		0	§
South Korea		—		711,920		—			711,920

TOTAL PREFERRED STOCKS		2,447,523		9,805,291		0	§		12,252,814

	$		$		$		$

Description	Level 1		Level 2		Level 3		Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Rights/Warrants
Canada		$—		$—		$15,800		$15,800

TOTAL RIGHTS/WARRANTS		—		—		15,800		15,800

Investment Funds
United States		20,390,859		—		—		20,390,859

TOTAL INVESTMENT FUNDS		20,390,859		—		—		20,390,859

Debt Obligations
United States		94,612,544		90,499,360		—		185,111,904

TOTAL DEBT OBLIGATIONS		94,612,544		90,499,360		—		185,111,904

Mutual Funds
United States		132,916,933		—		—		132,916,933

TOTAL MUTUAL FUNDS		132,916,933		—		—		132,916,933

Short-Term Investments		4,169,361		80,999,307		—		85,168,668

Total Investments		486,748,770		669,836,646		15,802		1,156,601,218

Derivatives^
Futures Contracts
Interest Rate Risk		1,234,215		—		—		1,234,215
Swap Contracts
Credit Risk		—		656,527		—		656,527
Equity Risk		—		151,613		—		151,613

Total		$487,982,985		$670,644,786		$15,802		$1,158,643,573

Liability Valuation Inputs
Common Stocks
Australia		$—		$(8,108,506)		$—		$(8,108,506)
Austria		—		(458,928)		—		(458,928)
Belgium		—		(1,840,473)		—		(1,840,473)
Brazil		(1,379,753)		—		—		(1,379,753)
Canada		(12,933,095)		—		—		(12,933,095)
Denmark		—		(1,713,969)		—		(1,713,969)
France		—		(3,968,405)		—		(3,968,405)
Germany		—		(6,540,882)		—		(6,540,882)
Israel		(3,652,498)		—		—		(3,652,498)
Italy		—		(4,945,392)		—		(4,945,392)
Japan		—		(16,855,438)		—		(16,855,438)
Netherlands		—		(4,939,129)		—		(4,939,129)
Norway		—		(436,133)		—		(436,133)
Peru		(1,351,514)		—		—		(1,351,514)
Singapore		(1,429,935)		(870,983)		—		(2,300,918)
Spain		—		(3,180,698)		—		(3,180,698)
Sweden		—		(2,235,409)		—		(2,235,409)
Switzerland		—		(2,098,918)		—		(2,098,918)
United Kingdom		—		(11,331,010)		—		(11,331,010)
United States		(84,833,672)		(1,677,993)		—		(86,511,665)

TOTAL COMMON STOCKS		(105,580,467)		(71,202,266)		—		(176,782,733)

Preferred Stocks
Germany		—		(1,054,520)		—		(1,054,520)

TOTAL PREFERRED STOCKS		—		(1,054,520)		—		(1,054,520)

Derivatives^
Swap Contacts
Credit Risk		—		(1,262,877)		—		(1,262,877)
Equity Risk		—		(485,036)		—		(485,036)

Total		$(105,580,467)		$(74,004,699)		$—		$(179,585,166)

	$		$		$			$

Description	Level 1		Level 2		Level 3			Total
Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds		$373,711,717		$—		$—			$373,711,717
Short-Term Investments		219,554		—		—			219,554

Total Investments		373,931,271		—		—			373,931,271

Total		$373,931,271		$—		$—			$373,931,271

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds		$77,883,757		$—		$—			$77,883,757
Short-Term Investments		82,308		—		—			82,308

Total Investments		77,966,065		—		—			77,966,065

Total		$77,966,065		$—		$—			$77,966,065

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds		$588,826,030		$—		$—			$588,826,030
Short-Term Investments		400,670		—		—			400,670

Total Investments		589,226,700		—		—			589,226,700

Total		$589,226,700		$—		$—			$589,226,700

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina		$6,176,115		$—		$—			$6,176,115
Australia		—		31,044,461		—			31,044,461
Austria		—		6,950,087		—			6,950,087
Belgium		—		14,236,046		—			14,236,046
Brazil		2,641,531		10,020,811		—			12,662,342
Canada		102,010,768		144,339		—			102,155,107
Chile		49,980		330,680		—			380,660
China		9,087,599		36,854,533		1			45,942,133
Czech Republic		—		571,815		—			571,815
Denmark		—		16,939,231		—			16,939,231
Egypt		—		649,554		—			649,554
Finland		—		10,916,796		—			10,916,796
France		3,507,806		65,226,477		—			68,734,283
Germany		—		34,788,049		—			34,788,049
Hong Kong		—		17,628,433		—			17,628,433
Hungary		—		7,583,206		—			7,583,206
India		842,108		26,951,407		—			27,793,515
Indonesia		—		13,302,194		—			13,302,194
Ireland		2,626,414		1,248,652		—			3,875,066
Israel		5,401,680		6,143,698		—			11,545,378
Italy		3,359,893		35,869,752		—			39,229,645
Japan		3,213,128		380,698,213		—			383,911,341
Kuwait		—		67,876		—			67,876
Malaysia		—		2,705,570		—			2,705,570
Mexico		17,621,542		—		0	§		17,621,542
Netherlands		—		45,760,943		175			45,761,118
New Zealand		—		637,723		—			637,723
Norway		—		16,401,309		—			16,401,309
Pakistan		—		1,240,121		—			1,240,121
Philippines		—		305,485		—			305,485
Poland		—		6,939,087		—			6,939,087
Portugal		—		3,013,585		—			3,013,585
Qatar		—		1,480,917		—			1,480,917
Russia		—		—		5			5
Saudi Arabia		—		113,788		—			113,788
Singapore		—		16,502,808		—			16,502,808

	$		$		$			$

Description	Level 1		Level 2		Level 3			Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Africa		$—		$8,325,698		$—			$8,325,698
South Korea		1,347,537		52,469,479		—			53,817,016
Spain		—		39,785,446		—			39,785,446
Sweden		—		13,200,865		—			13,200,865
Switzerland		5,045,783		30,315,936		—			35,361,719
Taiwan		1,108		58,692,486		—			58,693,594
Thailand		—		19,898,566		—			19,898,566
Turkey		—		2,032,684		—			2,032,684
Ukraine		—		119,872		—			119,872
United Arab Emirates		—		2,967,714		—			2,967,714
United Kingdom		27,082,775		84,145,367		0	§		111,228,142
United States		526,098,155		—		229,692			526,327,847
Vietnam		—		1,600,606		—			1,600,606

TOTAL COMMON STOCKS		716,113,922		1,126,822,365		229,873			1,843,166,160

Preferred Stocks
Brazil		3,592,039		17,196,117		—			20,788,156
Chile		2,119,146		—		—			2,119,146
Colombia		903,481		—		—			903,481
Germany		—		9,033,247		—			9,033,247
Russia		—		—		0	§		0 §
South Korea		—		1,508,860		—			1,508,860
United States		—		—		450,870			450,870

TOTAL PREFERRED STOCKS		6,614,666		27,738,224		450,870			34,803,760

Rights/Warrants
Canada		—		—		1,449,788			1,449,788
United States		—		—		800,082			800,082

TOTAL RIGHTS/WARRANTS		—		—		2,249,870			2,249,870

Investment Funds
United States		51,128,415		—		6,186,359			57,314,774

TOTAL INVESTMENT FUNDS		51,128,415		—		6,186,359			57,314,774

Debt Obligations
Netherlands		—		—		68			68
United States		520,640,404		212,539,804		—			733,180,208

TOTAL DEBT OBLIGATIONS		520,640,404		212,539,804		68			733,180,276

Mutual Funds
United States		6,793,606		—		—			6,793,606

TOTAL MUTUAL FUNDS		6,793,606		—		—			6,793,606

Short-Term Investments		5,403,535		111,002,761		—			116,406,296

Total Investments		1,306,694,548		1,478,103,154		9,117,040			2,793,914,742

Derivatives^
Forward Currency Contracts
Foreign Currency Risk		—		1,117,109		—			1,117,109
Futures Contracts
Equity Risk		160,807		2,144,814		—			2,305,621
Interest Rate Risk		3,197,777		—		—			3,197,777
Physical Commodity Contract Risk		1,986,523		—		—			1,986,523
Swap Contracts
Credit Risk		—		1,333,024		—			1,333,024
Equity Risk		—		586,528		—			586,528

Total		$1,312,039,655		$1,483,284,629		$9,117,040			$2,804,441,324

Liability Valuation Inputs
Common Stocks
Australia		$—		$(20,063,475)		$—			$(20,063,475)
Austria		—		(1,239,043)		—			(1,239,043)
Belgium		—		(4,896,802)		—			(4,896,802)
Brazil		(3,539,712)		—		—			(3,539,712)
Canada		(34,589,103)		—		—			(34,589,103)
Denmark		—		(4,545,552)		—			(4,545,552)

	$		$		$			$

Description	Level 1		Level 2		Level 3			Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
France		$—		$(10,097,077)		$—			$(10,097,077)
Germany		—		(17,703,172)		—			(17,703,172)
Israel		(9,984,299)		—		—			(9,984,299)
Italy		—		(12,787,307)		—			(12,787,307)
Japan		—		(41,358,612)		—			(41,358,612)
Netherlands		—		(12,973,941)		—			(12,973,941)
Norway		—		(1,327,372)		—			(1,327,372)
Peru		(3,560,719)		—		—			(3,560,719)
Singapore		(3,694,635)		(2,160,880)		—			(5,855,515)
Spain		—		(8,181,065)		—			(8,181,065)
Sweden		—		(5,870,397)		—			(5,870,397)
Switzerland		—		(5,323,133)		—			(5,323,133)
United Kingdom		—		(30,785,788)		—			(30,785,788)
United States		(269,167,668)		(4,514,370)		—			(273,682,038)

TOTAL COMMON STOCKS		(324,536,136)		(183,827,986)		—			(508,364,122)

Preferred Stocks
Germany		—		(2,754,634)		—			(2,754,634)

TOTAL PREFERRED STOCKS		—		(2,754,634)		—			(2,754,634)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk		—		(3,956,184)		—			(3,956,184)
Futures Contracts
Equity Risk		(2,907,280)		(684,080)		—			(3,591,360)
Interest Rate Risk		(100,143)		—		—			(100,143)
Physical Commodity Contract Risk		(3,286,128)		—		—			(3,286,128)
Written Options
Equity Risk		(735,840)		—		—			(735,840)
Swap Contacts
Credit Risk		—		(2,268,024)		—			(2,268,024)
Equity Risk		—		(1,660,195)		—			(1,660,195)

Total		$(331,565,527)		$(195,151,103)		$—			$(526,716,630)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds		$289,645,207		$—		$—			$289,645,207
Short-Term Investments		218,746		—		—			218,746

Total Investments		289,863,953		—		—			289,863,953

Total		$289,863,953		$—		$—			$289,863,953

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds		$299,354,429		$—		$—			$299,354,429
Short-Term Investments		283,045		—		—			283,045

Total Investments		299,637,474		—		—			299,637,474

Total		$299,637,474		$—		$—			$299,637,474

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia		$—		$633,175		$—			$633,175
Belgium		—		234,138		—			234,138
Brazil		—		7,425		—			7,425
Canada		2,449,065		—		—			2,449,065
China		—		563,648		0	§		563,648
Denmark		—		902,961		—			902,961
Finland		—		302,235		—			302,235
France		123,191		1,159,162		—			1,282,353

	$		$		$			$

Description	Level 1		Level 2		Level 3			Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Germany		$—		$822,798		$—			$822,798
Ireland		204,258		68,876		—			273,134
Israel		330,737		358,889		—			689,626
Italy		106,519		563,025		—			669,544
Japan		—		2,505,560		—			2,505,560
Mexico		393,547		—		—			393,547
Netherlands		—		1,059,175		—			1,059,175
New Zealand		—		38,498		—			38,498
Norway		—		215,690		—			215,690
Poland		—		220,441		—			220,441
Russia		—		—		0	§		0 §
South Korea		64,473		1,269,032		—			1,333,505
Spain		—		927,076		—			927,076
Sweden		—		515,294		—			515,294
Switzerland		—		511,514		—			511,514
Thailand		—		591,405		—			591,405
Turkey		—		109,767		—			109,767
United Kingdom		462,207		1,575,196		—			2,037,403
United States		18,017,159		—		—			18,017,159

TOTAL COMMON STOCKS		22,151,156		15,154,980		0	§		37,306,136

Preferred Stocks
Brazil		—		54,475		—			54,475
Germany		—		449,149		—			449,149

TOTAL PREFERRED STOCKS		—		503,624		—			503,624

Debt Obligations
United States		1,450,733		—		—			1,450,733

TOTAL DEBT OBLIGATIONS		1,450,733		—		—			1,450,733

Mutual Funds
United States		153,367,413		—		—			153,367,413

TOTAL MUTUAL FUNDS		153,367,413		—		—			153,367,413

Short-Term Investments		2,673,623		11,999,330		—			14,672,953

Total Investments		179,642,925		27,657,934		0	§		207,300,859

Derivatives^
Swap Contracts
Equity Risk		—		32,320		—			32,320

Total		$179,642,925		$27,690,254		$0	§		$207,333,179

Liability Valuation Inputs
Common Stocks
Australia		$—		$(1,231,047)		$—			$(1,231,047)
Austria		—		(84,371)		—			(84,371)
Belgium		—		(306,151)		—			(306,151)
Brazil		(212,346)		—		—			(212,346)
Canada		(2,166,503)		—		—			(2,166,503)
Denmark		—		(269,653)		—			(269,653)
France		—		(633,499)		—			(633,499)
Germany		—		(1,066,711)		—			(1,066,711)
Israel		(600,383)		—		—			(600,383)
Italy		(18,235)		(758,774)		—			(777,009)
Japan		—		(2,624,459)		—			(2,624,459)
Netherlands		—		(778,731)		—			(778,731)
Norway		—		(73,298)		—			(73,298)
Peru		(216,282)		—		—			(216,282)
Singapore		(228,750)		(102,756)		—			(331,506)
Spain		—		(503,705)		—			(503,705)
Sweden		—		(348,062)		—			(348,062)
Switzerland		—		(319,701)		—			(319,701)
United Kingdom		—		(1,912,271)		—			(1,912,271)
United States		(14,495,494)		(278,794)		—			(14,774,288)

TOTAL COMMON STOCKS		(17,937,993)		(11,291,983)		—			(29,229,976)

	$		$		$		$

Description	Level 1		Level 2		Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Preferred Stocks
Germany		$—		$(170,635)		$—		$(170,635)

TOTAL PREFERRED STOCKS		—		(170,635)		—		(170,635)

Derivatives^
Swap Contacts
Equity Risk		—		(20,452)		—		(20,452)

Total		$(17,937,993)		$(11,483,070)		$—		$(29,421,063)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at November 30, 2024.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of November 30, 2024, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2024	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of November 30, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2024
Consolidated Alternative Allocation Fund
Common Stocks
Canada	$352,512	$—	$—	$—	$—	$—	$—	$—	$352,512	$—
Rights/Warrants
United States	425,705	—	—	—	—	(78,060)	—	—	347,645	(78,060)
Investment Funds
United States	2,351,936	863,287	(1,491,694)	—	—	174,992	—	—	1,898,521	174,992

Total Investments	$3,130,153	$863,287	$(1,491,694)	$—	$—	$96,932	$—	$—	$2,598,678	$96,932

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended November 30, 2024.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of November 30, 2024, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $2,598,678. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended November 30, 2024 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Resources Fund,
Class VI	$3,309,494	$—	$—	$12,547		$—	$—	$(49,803)	$3,259,691

Benchmark-Free Allocation Fund
GMO Climate Change Fund, Class III	$—	$26,000,000	$1,670,000	$—		$—	$75,561	$(1,856,945)	$22,548,616
GMO Emerging Country Debt Fund, Class VI	105,862,796	383,632	61,132,744	383,632		—	2,194,163	4,513,550	51,821,397
GMO High Yield Fund, Class VI	34,788,771	1,539,373	13,243,063	1,539,373		—	370,693	210,188	23,665,962
GMO Implementation Fund	3,136,528,946	161,042,612	1,186,158,121	50,887,825		—	63,764,531	(17,339,811)	2,157,838,157
GMO Opportunistic Income Fund, Class VI	138,482,959	7,229,666	53,389,952	4,204,666		—	125,476	1,052,903	93,501,052

Totals	$3,415,663,472	$196,195,283	$1,315,593,880	$57,015,496		$—	$66,530,424	$(13,420,115)	$2,349,375,184

Benchmark-Free Fund
GMO Climate Change Fund, Class III	$—	$13,000,000	$—	$—		$—	$—	$(989,131)	$12,010,869
GMO Emerging Country Debt Fund, Class VI	42,834,449	192,468	23,790,390	192,468		—	915,801	2,525,756	22,678,084
GMO High Yield Fund, Class VI	13,713,467	843,775	3,524,276	843,775		—	139,819	164,369	11,337,154
GMO Opportunistic Income Fund, Class VI	50,710,981	—	—	2,147,610		—	—	485,980	51,196,961
GMO Resources Fund, Class VI	46,597,781	176,664	12,036,022	176,664		—	(2,001,349)	944,684	33,681,758
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	1,304,389	141,635,678	140,855,874	—	**	—	(72,086)	—	2,012,107

Totals	$155,161,067	$155,848,585	$180,206,562	$3,360,517		$—	$(1,017,815)	$3,131,658	$132,916,933

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$44,599,515	$4,004,819	$—	$246,283		$—	$—	$(1,995,700)	$46,608,634
GMO Asset Allocation Bond Fund, Class VI	20,011,560	2,325,446	—	195,131		—	—	175,687	22,512,693
GMO Climate Change Fund, Class III	—	3,670,000	—	—		—	—	(279,239)	3,390,761
GMO Emerging Country Debt Fund, Class VI	10,841,518	87,480	—	87,480		—	—	1,173,931	12,102,929
GMO Emerging Markets ex-China Fund, Class VI	25,075,781	1,236,650	14,293,015	357,133		879,518	(3,629,447)	2,759,415	11,149,384
GMO Emerging Markets Fund, Class VI	25,266,027	343,232	5,101,877	343,232		—	(2,034,884)	2,588,917	21,061,415
GMO International Equity Fund, Class IV	46,775,391	6,715,853	2,071,815	715,853		—	190,534	2,500,946	54,110,909
GMO International Opportunistic Value Fund, Class IV	24,435,325	335,196	1,076,160	317,606		17,590	177,490	1,447,291	25,319,142
GMO-Usonian Japan Value Creation Fund, Class VI	14,671,268	7,038,332	75,000	238,333		—	(859)	898,164	22,531,905
GMO Multi-Sector Fixed Income Fund, Class IV	41,627,708	1,081,078	95,868	136,825		—	(21,947)	1,773,138	44,364,109
GMO Opportunistic Income Fund, Class VI	10,427,550	678,627	—	458,628		—	—	102,628	11,208,805

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO Quality Cyclicals Fund, Class VI	$10,854,557	$24,132	$—	$24,132	$—	$—	$856,020	$11,734,709
GMO Quality Fund, Class VI	11,152,873	25,605	805,503	23,460	2,145	224,699	1,145,633	11,743,307
GMO Resources Fund, Class VI	6,389,597	335,530	—	25,386	—	—	(105,494)	6,619,633
GMO Small Cap Quality Fund, Class VI	10,991,749	96,003	134,999	6,214	89,789	28,617	1,233,404	12,214,774
GMO U.S. Equity Fund, Class VI	18,492,732	1,395,987	966,601	81,276	1,314,710	(37,445)	1,786,565	20,671,238
GMO U.S. Opportunistic Value Fund, Class VI	25,419,205	591,480	2,095,217	134,590	456,890	334,111	3,041,780	27,291,359

GMO U.S. Small Cap Value Fund, Class VI	7,198,539	—	169,999	—	—	(34,630)	1,478,607	8,472,517
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	602,314	470,875	470,000	20,957	—	(401)	706	603,494

Totals	$354,833,209	$30,456,325	$27,356,054	$3,412,519	$2,760,642	$(4,804,162)	$20,582,399	$373,711,717

Global Developed Equity Allocation Fund
GMO Climate Change Fund, Class III	$—	$735,000	$—	$—	$—	$—	$(55,924)	$679,076
GMO Emerging Markets ex-China Fund, Class VI	5,035,139	172,521	3,660,000	60,364	112,158	(421,992)	315,699	1,441,367
GMO International Equity Fund, Class IV	18,783,784	257,716	455,000	257,716	—	93,930	959,144	19,639,574
GMO International Opportunistic Value Fund, Class IV	6,711,566	1,003,629	—	98,192	5,437	—	430,629	8,145,824
GMO-Usonian Japan Value Creation Fund, Class VI	2,772,982	1,781,972	—	46,972	—	—	183,367	4,738,321
GMO Quality Cyclicals Fund, Class VI	3,569,199	7,935	—	7,935	—	—	281,476	3,858,610
GMO Quality Fund, Class VI	10,982,867	27,000	679,710	24,738	2,262	185,329	1,190,578	11,706,064
GMO Resources Fund, Class VI	1,776,813	561,736	—	6,736	—	—	(19,240)	2,319,309
GMO Small Cap Quality Fund, Class VI	3,593,635	31,387	—	2,032	29,356	—	415,787	4,040,809
GMO U.S. Equity Fund, Class VI	4,444,399	1,473,645	—	22,918	370,727	—	500,521	6,418,565
GMO U.S. Opportunistic Value Fund, Class VI	10,805,838	258,537	235,000	58,830	199,707	35,509	1,431,942	12,296,826
GMO U.S. Small Cap Value Fund, Class VI	2,161,270	—	—	—	—	—	438,142	2,599,412

Totals	$70,637,492	$6,311,078	$5,029,710	$586,433	$719,647	$(107,224)	$6,072,121	$77,883,757

Global Equity Allocation Fund
GMO Climate Change Fund, Class III	$—	$7,400,000	$1,400,000	$—	$—	$75,578	$(462,272)	$5,613,306
GMO Emerging Markets ex-China Fund, Class VI	73,264,436	3,559,526	62,565,081	1,045,359	2,514,167	(17,654,106)	15,158,557	11,763,332
GMO Emerging Markets Fund, Class VI	81,077,912	1,003,795	27,206,857	1,003,795	—	(10,251,055)	12,511,827	57,135,622
GMO International Equity Fund, Class IV	146,614,835	28,807,723	47,257,203	2,007,723	—	1,706,658	5,904,504	135,776,517
GMO International Opportunistic Value Fund, Class IV	71,886,834	8,646,316	21,328,735	872,974	48,342	2,593,544	1,896,174	63,694,133
GMO-Usonian Japan Value Creation Fund, Class VI	29,422,703	14,512,506	9,334,801	434,444	—	(143,216)	1,599,149	36,056,341
GMO Quality Cyclicals Fund, Class VI	36,774,104	69,747	10,006,169	69,747	—	(1,593,476)	4,173,925	29,418,131
GMO Quality Fund, Class VI	89,975,382	327,069	29,777,151	173,265	15,841	7,306,979	2,429,922	70,262,201
GMO Resources Fund, Class VI	20,138,162	2,837,001	5,452,998	67,001	—	(488,903)	487,290	17,520,552
GMO Small Cap Quality Fund, Class VI	37,334,995	287,231	11,228,441	18,592	268,639	2,450,952	1,150,989	29,995,726
GMO U.S. Equity Fund, Class VI	37,610,164	7,862,280	13,476,224	143,355	2,318,925	(1,755,503)	5,174,537	35,415,254
GMO U.S. Opportunistic Value Fund, Class VI	88,911,262	10,203,846	32,245,577	451,390	1,532,321	4,974,096	6,244,522	78,088,149
GMO U.S. Small Cap Value Fund, Class VI	21,639,012	—	7,341,197	—	—	525,974	3,262,977	18,086,766

Totals	$734,649,801	$85,517,040	$278,620,434	$6,287,645	$6,698,235	$(12,252,478)	$59,532,101	$588,826,030

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Implementation Fund
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	$3,301,486	$86,838,083	$83,319,379	$	—**	$—	$(26,609)	$25	$6,793,606

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$21,157,581	$1,266,117	$21,971,958		$283,607	$436,357	$(3,316,629)	$2,864,889	$—
GMO International Equity Fund, Class IV	185,602,298	7,070,328	508,572		2,554,268	—	80,937	10,316,756	202,561,747
GMO International Opportunistic Value Fund, Class IV	47,858,092	15,469,501	429,160		799,389	44,267	52,669	3,141,146	66,092,248
GMO-Usonian Japan Value Creation Fund, Class VI	10,805,125	10,000,563	593,153		216,442	—	3,361	775,316	20,991,212

Totals	$265,423,096	$33,806,509	$23,502,843		$3,853,706	$480,624	$(3,179,662)	$17,098,107	$289,645,207

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$24,272,532	$720,810	$24,563,191		$252,834	$467,977	$(6,735,758)	$6,305,607	$—
GMO Emerging Markets Fund, Class VI	89,931,600	1,682,375	10,875,197		1,324,894	—	(4,079,055)	6,161,459	82,821,182
GMO International Equity Fund, Class IV	142,434,181	4,845,485	13,785,905		1,817,023	—	867,909	6,993,547	141,355,217
GMO International Opportunistic Value Fund, Class IV	36,353,186	17,030,310	2,091,014		664,771	36,813	276,370	2,193,240	53,762,092
GMO-Usonian Japan Value Creation Fund, Class VI	12,374,718	9,958,055	1,763,718		233,054	—	13,427	833,456	21,415,938

Totals	$305,366,217	$34,237,035	$53,079,025		$4,292,576	$504,790	$(9,657,107)	$22,487,309	$299,354,429

Strategic Opportunities Allocation Fund
GMO Asset Allocation Bond Fund, Class VI	$13,007,297	$114,414	$2,627,305		$114,414	$—	$178,804	$(98,103)	$10,575,107
GMO Climate Change Fund, Class III	—	2,430,000	—		—	—	—	(184,891)	2,245,109
GMO Emerging Country Debt Fund, Class VI	8,676,483	57,653	3,098,751		57,653	—	(943,988)	1,725,946	6,417,343
GMO Emerging Markets ex-China Fund, Class VI	17,963,445	606,635	14,163,985		249,814	356,821	(2,170,329)	1,831,275	4,067,041
GMO Emerging Markets Fund, Class VI	16,002,271	179,010	6,435,834		179,010	—	(1,727,961)	2,069,586	10,087,072
GMO International Equity Fund, Class IV	31,688,550	7,451,724	9,815,209		451,724	—	1,835,893	(119,457)	31,041,501
GMO International Opportunistic Value Fund, Class IV	18,074,314	209,564	5,080,904		198,568	10,996	642,912	522,212	14,368,098
GMO-Usonian Japan Value Creation Fund, Class VI	10,795,220	5,160,142	3,518,863		160,142	—	674,684	(26,446)	13,084,737
GMO Multi-Sector Fixed Income Fund, Class IV	6,634,466	1,197,903	1,741,128		22,903	—	45,154	217,259	6,353,654
GMO Quality Fund, Class VI	8,637,364	17,146	3,085,842		15,710	1,436	896,634	(69,528)	6,395,774
GMO Resources Fund, Class VI	4,563,997	17,303	—		17,303	—	—	(69,369)	4,511,931
GMO Small Cap Quality Fund, Class VI	8,341,628	64,218	2,523,587		4,157	60,062	533,521	246,732	6,662,512
GMO U.S. Equity Fund, Class VI	11,100,197	703,016	3,897,700		40,930	662,086	(77,695)	925,617	8,753,435
GMO U.S. Opportunistic Value Fund, Class VI	18,332,068	377,744	5,513,529		85,955	291,789	831,096	1,330,343	15,357,722
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	3,277,055	10,169,294	—		169,294	—	—	28	13,446,377

Totals	$177,094,355	$28,755,766	$61,502,637		$1,767,577	$1,383,190	$718,725	$8,301,204	$153,367,413

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2024 through November 30, 2024. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2025.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $103,789 and $98,966 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

Subsequent events

On December 16, 2024, GMO Benchmark-Free Fund and GMO Implementation Fund, along with a number of other funds managed by GMO, recognized litigation settlement proceeds related to Bausch Health Companies Inc. (formerly, Valeant Pharmaceuticals International Inc.). On this date, contingencies related to the settlement proceeds were no longer material and the Funds’ net asset value reflected the settlement amounts. Costs in respect of this matter are borne by the Funds along with the other affected funds managed by GMO.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.